UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	1/31/19

Item 1. Schedule of Investments.

Invesco All Cap Market Neutral Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
ACMN-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.91%
Advertising–0.75%
National CineMedia, Inc.	65,300	$451,223
TechTarget, Inc.(b)	15,650	226,925
		678,148
Aerospace & Defense–0.15%
Axon Enterprise, Inc.(b)	2,600	132,626
Alternative Carriers–0.97%
Intelsat S.A.(b)	33,300	810,189
Vonage Holdings Corp.(b)	6,700	61,037
		871,226
Apparel Retail–3.00%
Abercrombie & Fitch Co. ,Class A	51,500	1,116,005
Cato Corp. (The) ,Class A	4,550	67,568
Foot Locker, Inc.	20,050	1,120,594
Tilly’s Inc. ,Class A	33,650	407,501
		2,711,668
Apparel, Accessories & Luxury Goods–1.06%
Fossil Group, Inc.(b)	53,600	909,056
Vera Bradley, Inc.(b)	5,500	49,225
		958,281
Asset Management & Custody Banks–0.34%
Blucora, Inc.(b)	10,450	308,380
Auto Parts & Equipment–0.83%
Delphi Technologies PLC	3,000	53,730
Garrett Motion Inc. (Switzerland)(b)	9,850	157,304
Shiloh Industries, Inc.(b)	15,750	94,343
Stoneridge, Inc.(b)	13,700	357,707
Tower International, Inc.	2,900	84,361
		747,445
Biotechnology–9.05%
AMAG Pharmaceuticals, Inc.(b)	10,000	163,700
ArQule Inc.(b)	111,450	412,365
Arrowhead Pharmaceuticals, Inc.(b)	78,450	1,107,714
Biospecific Technologies(b)	2,900	188,442
CareDx, Inc.(b)	37,700	1,056,731
ChemoCentryx, Inc.(b)	47,850	585,684
CytomX Therapeutics, Inc.(b)	10,650	180,837
Eagle Pharmaceuticals, Inc.(b)	6,250	264,125
Emergent BioSolutions, Inc.(b)	450	28,076
Enanta Pharmaceuticals, Inc.(b)	12,600	1,000,818
Genomic Health, Inc.(b)	16,750	1,269,817
KalVista Pharmaceuticals, Inc.(b)	18,650	348,568
Mirati Therapeutics, Inc.(b)	2,950	194,936
Myriad Genetics, Inc.(b)	10,300	290,357
Shares		Value
Biotechnology–(continued)
Pfenex Inc.(b)	33,200	$130,808
REGENXBIO, Inc.(b)	13,750	604,450
Veracyte Inc.(b)	6,450	117,326
Vericel Corp.(b)	10,900	187,480
Voyager Therapeutics, Inc.(b)	3,500	36,715
		8,168,949
Building Products–0.14%
Resideo Technologies Inc.(b)	5,700	125,001
Cable & Satellite–0.10%
MSG Networks, Inc. ,Class A(b)	4,100	91,840
Coal & Consumable Fuels–2.17%
Arch Coal, Inc. ,Class A	3,400	299,642
CONSOL Energy, Inc.(b)	15,100	536,503
Hallador Energy Co.	41,000	232,265
NACCO Industries, Inc. ,Class A	7,450	253,896
Peabody Energy Corp.	17,700	631,890
		1,954,196
Commercial Printing–0.48%
Cimpress NV (Netherlands)(b)	3,250	270,303
Ennis, Inc.	8,200	162,688
		432,991
Commodity Chemicals–0.41%
Methanex Corp. (Canada)	6,750	368,348
Communications Equipment–0.87%
Comtech Telecommunications Corp.	26,400	659,208
PC-Tel Inc.(b)	23,950	126,696
		785,904
Computer & Electronics Retail–0.77%
Rent-A-Center, Inc.(b)	39,650	693,875
Construction Machinery & Heavy Trucks–0.48%
Commercial Vehicle Group, Inc.(b)	20,300	151,641
Meritor, Inc.(b)	13,400	277,112
		428,753
Consumer Electronics–0.62%
Turtle Beach Corp.(b)	14,600	217,394
ZAGG, Inc.(b)	30,300	339,966
		557,360
Consumer Finance–0.25%
Navient Corp.	11,650	132,810
Nelnet, Inc. ,Class A	1,800	94,680
		227,490
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Copper–0.57%
Freeport-McMoRan, Inc.	44,050	$512,742
Data Processing & Outsourced Services–1.51%
Alliance Data Systems Corp.	450	79,916
Cardtronics PLC ,Class A(b)	43,000	1,164,010
Everi Holdings, Inc.(b)	17,450	116,042
		1,359,968
Department Stores–1.32%
Kohl’s Corp.	3,750	257,587
Macy’s, Inc.	35,650	937,595
		1,195,182
Diversified Chemicals–0.41%
Huntsman Corp.	16,750	367,998
Diversified Metals & Mining–0.22%
Teck Resources Ltd. ,Class B (Canada)	8,050	196,098
Electrical Components & Equipment–1.03%
Atkore International Group, Inc.(b)	6,000	139,140
Enphase Energy(b)	83,700	605,151
Vicor Corp.(b)	4,750	187,102
		931,393
Electronic Components–0.14%
Bel Fuse, Inc. ,Class B	5,450	125,786
Electronic Equipment & Instruments–1.25%
Control4 Corp.(b)	28,200	560,334
Mesa Laboratories, Inc.	500	113,265
Napco Security Technologies(b)	3,150	49,486
Zebra Technologies Corp. ,Class A(b)	2,350	407,960
		1,131,045
Electronic Manufacturing Services–0.04%
KEMET Corp.	2,250	39,870
Environmental & Facilities Services–0.04%
CECO Environmental Corp.(b)	5,600	38,528
Fertilizers & Agricultural Chemicals–0.83%
CF Industries Holdings, Inc.	17,200	750,780
Food Distributors–0.06%
Chefs’ Warehouse, Inc. (The)(b)	1,700	54,604
Food Retail–0.29%
Natural Grocers by Vitamin Cottage, Inc.(b)	19,200	262,272
Footwear–1.99%
Crocs, Inc.(b)	15,050	432,236
Deckers Outdoor Corp.(b)	9,300	1,194,585
Rocky Brands, Inc.	6,450	172,924
		1,799,745
Forest Products–0.19%
Norbord Inc. (Canada)	6,000	173,520
Shares		Value
Gold–0.73%
Kirkland Lake Gold Ltd. (Canada)	20,550	$661,094
Health Care Equipment–3.35%
Accuray, Inc.(b)	37,650	165,660
Apyx Medical Corp.(b)	8,900	77,163
Fonar Corp(b)	6,100	134,810
Glaukos Corp.(b)	4,050	258,349
IntriCon Corp.(b)	8,750	226,800
iRadimed Corp.(b)	10,800	296,136
Novocure Ltd.(b)	13,000	637,000
SurModics, Inc.(b)	4,300	246,261
Tandem Diabetes Care Inc.(b)	22,550	980,474
		3,022,653
Health Care Facilities–0.91%
Quorum Health Corp.(b)	35,750	104,748
Tenet Healthcare Corp.(b)	32,750	720,172
		824,920
Health Care Services–1.59%
Amedisys, Inc.(b)	3,900	511,524
American Renal Associates Holdings, Inc.(b)	14,600	176,952
Psychemedics Corp.	7,650	138,848
RadNet(b)	44,550	608,107
		1,435,431
Health Care Supplies–2.18%
BioLife Solutions Inc.(b)	16,100	236,187
Haemonetics Corp.(b)	3,250	321,458
Lantheus Holdings, Inc.(b)	18,500	311,170
STAAR Surgical Co.(b)	30,650	1,095,124
		1,963,939
Health Care Technology–0.87%
Simulations Plus, Inc.	4,500	86,670
Tabula Rasa HealthCare, Inc.(b)	11,650	702,262
		788,932
Homebuilding–0.37%
KB Home	15,450	330,785
Homefurnishing Retail–1.00%
Aarons Inc.	4,100	205,246
RH(b)	5,150	699,731
		904,977
Industrial Machinery–1.67%
DMC Global, Inc.	11,300	390,076
Harsco Corp.(b)	43,050	916,965
LB Foster Co. ,Class A(b)	10,950	195,676
		1,502,717
Industrial REITs–0.47%
Innovative Industrial Properties, Inc.	6,900	427,248
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Interactive Home Entertainment–0.53%
Glu Mobile, Inc.(b)	49,100	$478,234
Interactive Media & Services–3.19%
Care.com, Inc.(b)	27,000	641,790
Match Group, Inc.	3,750	200,587
Meet Group, Inc. (The)(b)	76,800	443,904
QuinStreet, Inc.(b)	46,100	877,744
TripAdvisor, Inc.(b)	12,400	711,512
		2,875,537
Internet & Direct Marketing Retail–3.02%
Etsy, Inc.(b)	27,500	1,502,875
Expedia Group, Inc.	4,050	482,962
GrubHub, Inc.(b)	400	32,160
Lands’ End, Inc.(b)	10,100	180,790
Leaf Group Ltd.(b)	4,800	36,864
Qurate Retail, Inc.(b)	5,950	129,413
Stamps.com, Inc.(b)	1,950	362,856
		2,727,920
Internet Services & Infrastructure–0.59%
Akamai Technologies, Inc.(b)	2,650	172,515
Endurance International Group Holdings, Inc.(b)	43,850	355,185
		527,700
IT Consulting & Other Services–1.02%
Perspecta Inc.	6,700	134,335
Teradata Corp.(b)	3,200	142,016
Unisys Corp.(b)	48,950	640,266
		916,617
Leisure Facilities–0.51%
SeaWorld Entertainment, Inc.(b)	9,450	246,172
Town Sports International Holdings, Inc.(b)	35,050	211,352
		457,524
Leisure Products–0.18%
Johnson Outdoors, Inc. ,Class A	2,000	125,300
MasterCraft Boat Holdings Inc.(b)	1,850	40,386
		165,686
Life Sciences Tools & Services–1.85%
Champions Oncology Inc.(b)	12,950	158,379
Codexis, Inc.(b)	23,550	443,211
Fluidigm Corp.(b)	41,650	360,272
Medpace Holdings, Inc.(b)	10,950	705,180
		1,667,042
Managed Health Care–0.11%
Triple-S Management Corp. ,Class B (Puerto Rico)(b)	5,000	100,800
Marine–0.06%
Genco Shipping & Trading(b)	7,000	51,590
Shares		Value
Metal & Glass Containers–0.08%
Myers Industries, Inc.	4,700	$76,422
Motorcycle Manufacturers–0.36%
Harley-Davidson, Inc.	8,750	322,525
Office Services & Supplies–0.06%
Pitney Bowes, Inc.	6,850	49,389
Oil & Gas Drilling–0.64%
Diamond Offshore Drilling, Inc.(b)	28,900	315,877
Noble Corp. PLC(b)	79,000	260,700
		576,577
Oil & Gas Equipment & Services–0.47%
Apergy Corp.(b)	3,600	121,032
ION Geophysical Corp.(b)	14,150	126,925
KLX Energy Services Holdings Inc.(b)	5,550	144,633
Mammoth Energy Services, Inc.	1,550	34,302
		426,892
Oil & Gas Exploration & Production–3.97%
Bonanza Creek Energy, Inc.(b)	5,800	133,690
California Resources Corp.(b)	27,900	562,185
Carrizo Oil & Gas(b)	27,650	339,542
CNX Resources Corp.(b)	36,800	446,752
Comstock Resources, Inc.(b)	19,100	114,791
Evolution Petroleum Corp.	39,400	294,318
Panhandle Oil & Gas, Inc. ,Class A	8,000	128,000
SM Energy Co.	3,800	74,556
W&T Offshore, Inc.(b)	153,300	772,632
Whiting Petroleum Corp.(b)	24,900	712,887
		3,579,353
Oil & Gas Refining & Marketing–1.95%
Adams Resources & Energy	3,200	126,816
HollyFrontier Corp.	9,200	518,328
Renewable Energy Group, Inc.(b)	38,700	1,118,430
		1,763,574
Oil & Gas Storage & Transportation–0.09%
Overseas Shipholding Group, Inc. ,Class A(b)	47,200	85,432
Packaged Foods & Meats–0.49%
Freshpet, Inc.(b)	8,800	316,536
TreeHouse Foods, Inc.(b)	2,100	122,556
		439,092
Paper Products–0.26%
Resolute Forest Products, Inc.	13,850	108,030
Verso Corp. ,Class A(b)	5,000	123,350
		231,380
Personal Products–0.85%
Herbalife Nutrition Ltd.(b)	8,600	513,420
Medifast, Inc.	2,000	254,480
		767,900
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Pharmaceuticals–5.94%
Assertio Therapeutics, Inc.(b)	49,350	$220,101
Cerecor, Inc(b)	31,800	165,360
Corcept Therapeutics, Inc.(b)	28,300	316,394
Endo International PLC(b)	72,950	711,262
Horizon Pharma PLC(b)	18,950	407,235
Innoviva, Inc.(b)	73,600	1,258,560
Nektar Therapeutics(b)	14,150	599,111
Pacira Pharmaceuticals, Inc.(b)	25,050	1,019,034
SIGA Technologies, Inc.(b)	9,200	62,376
Supernus Pharmaceuticals, Inc.(b)	850	32,411
WaVe Life Sciences Ltd.(b)	15,200	566,200
		5,358,044
Property & Casualty Insurance–0.41%
Ambac Financial Group, Inc.(b)	19,700	372,724
Real Estate Development–0.15%
Maui Land & Pineapple Co., Inc.(b)	11,600	138,504
Real Estate Services–0.26%
Altisource Portfolio Solutions SA(b)	9,950	235,616
Regional Banks–1.09%
First Financial Northwest, Inc.	6,700	101,505
OFG Bancorp (Puerto Rico)	45,650	884,697
		986,202
Residential REITs–0.22%
BRT Realty Trust	15,400	200,354
Restaurants–1.16%
BJ’s Restaurants, Inc.	1,150	57,304
Brinker International, Inc.	12,700	514,604
Chipotle Mexican Grill, Inc.(b)	160	84,738
Noodles & Co.(b)	53,900	388,080
		1,044,726
Semiconductor Equipment–1.78%
Nanometrics, Inc.(b)	23,550	720,395
SolarEdge Technologies Inc.(b)	20,150	882,368
		1,602,763
Semiconductors–4.16%
Advanced Micro Devices, Inc.(b)	41,450	1,011,794
Broadcom, Inc.	2,550	684,037
Intel Corp.	5,450	256,804
Lattice Semiconductor Corp.(b)	5,700	44,460
Micron Technology, Inc.(b)	32,850	1,255,527
NXP Semiconductors NV (Netherlands)	2,850	248,036
Pixelworks, Inc.(b)	35,950	135,891
SMART Global Holdings, Inc.(b)	4,700	116,607
		3,753,156
Specialized Consumer Services–0.21%
Liberty Tax	4,950	58,955
Shares		Value
Specialized Consumer Services–(continued)
Weight Watchers International, Inc.(b)	4,200	$134,400
		193,355
Specialized REITs–0.84%
CoreCivic, Inc.	28,900	574,243
SBA Communications Corp. ,Class A(b)	1,000	182,530
		756,773
Specialty Stores–2.02%
Dicks Sporting Goods Inc.	28,750	1,015,162
Hibbett Sports, Inc.(b)	20,000	326,800
Signet Jewelers Ltd.	15,200	370,272
Vitamin Shoppe, Inc.(b)	24,700	114,114
		1,826,348
Steel–1.44%
Warrior Met Coal, Inc.	45,150	1,297,159
Systems Software–0.59%
Fortinet, Inc.(b)	2,000	153,140
Rubicon Project Inc. (The)(b)	50,850	226,791
Varonis Systems, Inc.(b)	2,650	156,562
		536,493
Technology Distributors–0.15%
PCM, Inc.(b)	6,400	136,640
Technology Hardware, Storage & Peripherals–0.98%
Avid Technology, Inc.(b)	25,150	119,714
NetApp, Inc.	10,550	672,773
Western Digital Corp.	1,950	87,731
		880,218
Thrifts & Mortgage Finance–0.55%
Federal Agricultural Mortgage Corp. ,Class C	3,850	272,388
FS Bancorp, Inc.	2,300	111,665
LendingTree, Inc.(b)	380	112,609
		496,662
Tobacco–0.27%
Turning Point Brands, Inc.	6,850	242,559
Trading Companies & Distributors–1.78%
General Finance Corp.(b)	20,250	195,615
H&E Equipment Services, Inc.	8,300	222,191
Systemax, Inc.	19,900	464,466
Titan Machinery, Inc.(b)	6,750	126,495
Transcat Inc.(b)	4,600	103,040
Veritiv Corp.(b)	12,200	416,630
W.W. Grainger, Inc.	260	76,801
		1,605,238
Trucking–0.16%
USA Truck Inc.(b)	8,300	148,238
Total Common Stocks & Other Equity Interests (Cost $78,083,440)		81,143,666
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value

Money Market Funds–12.57%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(c)	3,971,551	$3,971,551
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	2,836,531	2,837,098
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	4,538,915	4,538,916
Total Money Market Funds (Cost $11,347,281)		11,347,565
TOTAL INVESTMENTS IN SECURITIES–102.48% (Cost $89,430,721)		92,491,231
OTHER ASSETS LESS LIABILITIES–(2.48)%		(2,241,321)
NET ASSETS–100.00%		$90,249,910
Investment Abbreviations:
AMBAC	– American Municipal Bond Assurance Corp.
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(a)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(b)(c)	Unrealized Appreciation (Depreciation)(b)(c)	Net Value of Reference Entities
Equity Risk
Equity Securities — Short	Morgan Stanley & Co. LLC	04/24/2019	Federal Funds floating rate	Monthly	$(78,701,133)	$—	$(3,919,936)	$(3,919,936)	$(82,621,069)
(a)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(b)	Amount includes $(20,906) of dividends payable and financing fees related to the reference entities.
(c)	Swaps are collateralized by $122,414 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of January 31, 2019.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Advertising
Boston Omaha Corp.	(6,650)	$ (168,179)	0.21
Aerospace & Defense
BWX Technologies, Inc.	(2,900)	(134,618)	0.16
KeyW Holding Corp. (The)	(44,650)	(320,587)	0.38
Kratos Defense & Security Solutions, Inc.	(25,900)	(401,191)	0.47
		(856,396)
Air Freight & Logistics
Radiant Logistics Inc.	(31,500)	(155,610)	0.20
Airlines
Allegiant Travel Co.	(1,600)	(208,000)	0.24
	Shares	Value	Percentage of Reference Entities
Alternative Carriers
Iridium Communications Inc.	(17,700)	$ (343,026)	0.42
Apparel Retail
L Brands, Inc.	(23,650)	(658,416)	0.80
Apparel, Accessories & Luxury Goods
Hanesbrands Inc.	(4,550)	(68,205)	0.08
Under Armour, Inc.	(26,350)	(499,069)	0.62
		(567,274)
Application Software
Asure Software Inc.	(16,000)	(84,960)	0.11
Benefitfocus, Inc.	(3,350)	(187,432)	0.23
Digimarc Corp.	(10,650)	(207,568)	0.26
Ellie Mae, Inc.	(2,600)	(197,080)	0.24
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Application Software—(continued)
Nutanix, Inc.	(1,300)	$ (66,599)	0.08
Park City Group Inc.	(10,250)	(88,765)	0.10
PROS Holdings, Inc.	(4,150)	(143,590)	0.18
Veritone Inc.	(18,750)	(99,938)	0.12
VirnetX Holding Corp.	(16,650)	(84,915)	0.11
		(1,160,847)
Asset Management & Custody Banks
Safeguard Scientifics Inc.	(6,900)	(65,481)	0.09
WisdomTree Investments, Inc.	(14,950)	(100,165)	0.13
		(165,646)
Auto Parts & Equipment
Horizon Global Corp.	(25,250)	(53,025)	0.07
Kandi Technologies Group Inc.	(45,850)	(254,009)	0.30
LCI Industries	(7,100)	(585,324)	0.75
		(892,358)
Automobile Manufacturers
Tesla, Inc.	(1,060)	(325,441)	0.40
Thor Industries, Inc.	(1,300)	(84,656)	0.11
		(410,097)
Automotive Retail
Camping World Holdings, Inc.	(23,350)	(331,103)	0.44
CarMax, Inc.	(11,850)	(696,543)	0.90
Carvana Co.	(5,750)	(213,612)	0.26
Lithia Motors, Inc.	(6,600)	(587,070)	0.72
Monro, Inc.	(5,150)	(369,049)	0.47
		(2,197,377)
Biotechnology
Abeona Therapeutics, Inc.	(38,300)	(260,057)	0.34
ACADIA Pharmaceuticals, Inc.	(38,700)	(881,586)	1.00
Adamas Pharmaceuticals, Inc.	(27,250)	(245,250)	0.30
ADMA Biologics Inc.	(29,950)	(88,353)	0.13
Bluebird Bio, Inc.	(1,450)	(193,473)	0.23
Calithera Biosciences Inc.	(18,250)	(81,395)	0.10
Clovis Oncology, Inc.	(16,350)	(414,636)	0.47
Corbus Pharmaceuticals Holdings Inc.	(46,200)	(349,272)	0.45
Dynavax Technologies Corp.	(20,550)	(226,461)	0.30
Exact Sciences Corp.	(14,500)	(1,306,160)	1.40
Flexion Therapeutics Inc.	(18,300)	(268,827)	0.32
Immunomedics, Inc.	(17,400)	(257,346)	0.29
Intrexon Corp.	(26,050)	(199,543)	0.27
La Jolla Pharmaceutical Co.	(24,400)	(147,376)	0.19
PolarityTE Inc.	(23,250)	(411,990)	0.48
	Shares	Value	Percentage of Reference Entities
Biotechnology—(continued)
Portola Pharmaceuticals, Inc.	(18,350)	$ (497,285)	0.60
Proteostasis Therapeutics Inc.	(35,350)	(106,757)	0.13
Radius Health, Inc.	(10,700)	(195,489)	0.23
Tyme Technologies Inc.	(92,750)	(249,497)	0.26
Ultragenyx Pharmaceutical, Inc.	(6,300)	(310,716)	0.41
XOMA Corp.	(6,050)	(73,024)	0.10
		(6,764,493)
Building Products
Caesarstone Ltd.	(32,200)	(495,236)	0.60
Casinos & Gaming
Century Casinos Inc.	(11,150)	(85,521)	0.11
Empire Resorts. Inc.	(5,100)	(61,200)	0.09
Golden Entertainment, Inc.	(6,750)	(126,225)	0.16
Scientific Games Corp.	(17,750)	(444,815)	0.53
Wynn Resorts Ltd.	(7,150)	(879,521)	1.02
		(1,597,282)
Commodity Chemicals
Core Molding Technologies Inc.	(5,600)	(48,720)	0.06
Loop Industries, Inc.	(14,200)	(123,966)	0.16
Trecora Resources	(13,677)	(118,580)	0.15
		(291,266)
Communications Equipment
Applied Optoelectronics Inc.	(19,200)	(333,696)	0.40
EMCORE Corp.	(24,550)	(107,774)	0.14
ViaSat, Inc.	(8,800)	(551,672)	0.69
		(993,142)
Construction & Engineering
Argan, Inc.	(14,550)	(614,301)	0.75
Granite Construction, Inc.	(7,650)	(330,633)	0.42
		(944,934)
Construction Materials
Forterra Inc.	(41,450)	(212,638)	0.24
Martin Marietta Materials, Inc.	(250)	(44,170)	0.06
Summit Materials, Inc.	(14,750)	(225,085)	0.27
US Concrete, Inc.	(5,950)	(211,820)	0.27
Vulcan Materials Co.	(800)	(81,320)	0.10
		(775,033)
Consumer Electronics
Universal Electronics, Inc.	(12,600)	(354,942)	0.44
Vuzix Corp.	(27,200)	(115,056)	0.16
		(469,998)
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Consumer Finance
Capital One Financial Corp.	(2,500)	$ (201,475)	0.26
Data Processing & Outsourced Services
Square, Inc.	(1,850)	(131,998)	0.16
Distributors
Core-Mark Holding Co.Inc.	(18,350)	(511,598)	0.67
LKQ Corp.	(5,350)	(140,277)	0.18
Pool Corp.	(700)	(104,937)	0.14
		(756,812)
Diversified Banks
U.S. Bancorp	(1,300)	(66,508)	0.08
Wells Fargo & Co.	(2,600)	(127,166)	0.16
		(193,674)
Diversified Chemicals
LSB Industries, Inc.	(24,950)	(185,878)	0.22
Diversified Metals & Mining
Compass Minerals International, Inc.	(9,050)	(472,863)	0.55
Diversified Support Services
Healthcare Services Group, Inc.	(3,600)	(157,032)	0.20
Ritchie Bros Auctioneers Inc.	(11,350)	(408,146)	0.52
		(565,178)
Electric Utilities
Exelon Corp.	(5,800)	(277,008)	0.34
Electrical Components & Equipment
Sunrun Inc.	(68,450)	(910,385)	1.02
Vivint Solar Inc.	(33,600)	(147,504)	0.17
		(1,057,889)
Electronic Components
Akoustis Technologies Inc.	(20,450)	(154,398)	0.17
Electronic Equipment & Instruments
Coherent, Inc.	(6,850)	(809,670)	0.98
Iteris Inc.	(31,250)	(120,312)	0.15
		(929,982)
Electronic Manufacturing Services
IPG Photonics Corp.	(6,900)	(917,700)	1.12
Maxwell Technologies Inc.	(42,503)	(126,659)	0.17
		(1,044,359)
Environmental & Facilities Services
Team, Inc.	(23,450)	(336,273)	0.46
Fertilizers & Agricultural Chemicals
Scotts Miracle-Gro Co. (The)	(600)	(44,610)	0.05
	Shares	Value	Percentage of Reference Entities
Financial Exchanges & Data
CME Group, Inc.	(500)	$ (91,140)	0.12
Food Retail
Casey’s General Stores, Inc.	(750)	(96,510)	0.13
Footwear
Skechers U.S.A., Inc.	(5,300)	(144,001)	0.17
General Merchandise Stores
Big Lots, Inc.	(10,900)	(343,786)	0.45
Dollar Tree, Inc.	(8,850)	(856,945)	1.08
		(1,200,731)
Health Care Equipment
Abbott Laboratories	(1,400)	(102,172)	0.13
Apollo Endosurgery Inc.	(9,250)	(32,098)	0.05
AxoGen, Inc.	(1,550)	(25,575)	0.03
Cantel Medical Corp.	(5,100)	(415,242)	0.50
CryoPort, Inc.	(25,450)	(266,970)	0.29
GenMark Diagnostics, Inc.	(49,600)	(329,344)	0.38
Helius Medical Technologies Inc.	(13,700)	(100,832)	0.13
Invacare Corp.	(29,700)	(152,658)	0.18
Medtronic PLC	(1,100)	(97,229)	0.12
Nevro Corp.	(8,900)	(432,184)	0.52
NuVasive, Inc.	(13,000)	(651,820)	0.79
Oxford Immunotec Global PLC	(22,800)	(331,512)	0.42
Penumbra, Inc.	(3,750)	(545,662)	0.67
Pulse Biosciences Inc.	(21,450)	(286,572)	0.32
SeaSpine Holdings Corp.	(4,750)	(72,628)	0.09
ViewRay, Inc.	(94,500)	(679,455)	0.91
Viveve Medical Inc.	(26,000)	(30,680)	0.04
Wright Medical Group N.V.	(36,300)	(1,083,192)	1.32
		(5,635,825)
Health Care Supplies
Align Technology, Inc.	(1,000)	(248,950)	0.27
DENTSPLY SIRONA, Inc.	(11,650)	(488,717)	0.60
Quotient Ltd.	(44,450)	(398,272)	0.42
Senseonics Holdings Inc.	(79,200)	(198,792)	0.27
Sientra, Inc.	(27,750)	(308,580)	0.44
		(1,643,311)
Health Care Technology
Medidata Solutions, Inc.	(4,850)	(344,156)	0.42
Home Furnishings
Mohawk Industries, Inc.	(2,550)	(328,415)	0.41
Tempur Sealy International, Inc.	(6,200)	(328,724)	0.41
		(657,139)
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Home Improvement Retail
Floor & Decor Holdings, Inc.	(27,900)	$ (956,691)	1.09
Lumber Liquidators Holdings, Inc.	(31,000)	(372,620)	0.45
Tile Shop Holdings, Inc.	(46,150)	(350,278)	0.41
		(1,679,589)
Homebuilding
LGI Homes, Inc.	(3,100)	(183,830)	0.21
New Home Co. Inc. (The)	(15,050)	(104,146)	0.13
		(287,976)
Homefurnishing Retail
At Home Group, Inc.	(9,950)	(219,298)	0.28
Kirkland’s, Inc.	(13,250)	(135,415)	0.17
		(354,713)
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	(5,650)	(92,717)	0.11
Household Appliances
Whirlpool Corp.	(1,100)	(146,311)	0.18
Housewares & Specialties
Newell Brands, Inc.	(16,000)	(339,360)	0.42
Hypermarkets & Super Centers
Costco Wholesale Corp.	(1,350)	(289,750)	0.36
PriceSmart, Inc.	(1,950)	(119,438)	0.16
Walmart, Inc.	(1,200)	(114,996)	0.15
		(524,184)
Industrial Gases
Linde PLC	(300)	(48,903)	0.06
Industrial Machinery
CIRCOR International, Inc.	(8,650)	(239,172)	0.28
Energy Recovery Inc.	(8,500)	(64,600)	0.08
ExOne Co. (The)	(16,300)	(146,700)	0.16
John Bean Technologies Corp.	(600)	(47,664)	0.06
NN, Inc.	(19,150)	(174,840)	0.21
Welbilt, Inc.	(24,050)	(337,181)	0.40
		(1,010,157)
Integrated Telecommunication Services
IDT Corp.	(21,000)	(150,780)	0.18
Interactive Media & Services
Facebook, Inc.	(2,600)	(433,394)	0.49
USDBD8DJ71KGUR-S Snap Inc.	(173,800)	(1,160,984)	1.31
Zillow Group, Inc.	(35,750)	(1,254,467)	1.43
		(2,848,845)
	Shares	Value	Percentage of Reference Entities
Internet & Direct Marketing Retail
Duluth Holdings, Inc.	(1,800)	$ (42,984)	0.05
Liquidity Services, Inc.	(27,450)	(229,756)	0.29
MercadoLibre Inc.	(3,000)	(1,092,000)	1.26
Wayfair, Inc.	(11,800)	(1,291,628)	1.46
		(2,656,368)
Internet Services & Infrastructure
Shopify Inc.	(4,850)	(817,079)	0.96
IT Consulting & Other Services
Switch, Inc.	(49,350)	(411,579)	0.50
Leisure Products
Mattel Inc.	(59,350)	(702,704)	0.92
Life & Health Insurance
Trupanion, Inc.	(5,450)	(144,698)	0.19
Life Sciences Tools & Services
Accelerate Diagnostics, Inc.	(45,000)	(819,450)	0.96
Enzo Biochem Inc.	(42,100)	(158,296)	0.20
NanoString Technologies Inc.	(5,100)	(113,424)	0.13
Thermo Fisher Scientific, Inc.	(1,250)	(307,087)	0.38
		(1,398,257)
Managed Health Care
Magellan Health, Inc.	(7,500)	(488,700)	0.58
Marine
Matson Inc.	(8,050)	(269,756)	0.34
Movies & Entertainment
Lions Gate Entertainment Corp.	(2,700)	(49,599)	0.06
Live Nation Entertainment, Inc.	(6,800)	(363,868)	0.46
Netflix, Inc.	(160)	(54,320)	0.07
		(467,787)
Multi-line Insurance
American International Group, Inc.	(5,400)	(233,442)	0.30
Multi-Utilities
Algonquin Power & Utilities Corp.	(5,200)	(57,408)	0.07
Oil & Gas Equipment & Services
Forum Energy Technologies, Inc.	(25,400)	(124,714)	0.16
Frank’s International NV	(22,450)	(127,741)	0.17
Geospace Technologies Corp.	(11,950)	(179,608)	0.23
Gulf Island Fabrication, Inc.	(13,950)	(132,385)	0.16
Natural Gas Services Group, Inc.	(3,850)	(63,564)	0.08
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Oil & Gas Equipment & Services—(continued)
Smart Sand, Inc.	(39,050)	$ (99,187)	0.11
		(727,199)
Oil & Gas Exploration & Production
Callon Petroleum Co.	(51,550)	(419,617)	0.53
Centennial Resource Development, Inc.	(20,750)	(273,277)	0.35
Extraction Oil & Gas, Inc.	(31,900)	(125,686)	0.19
Jagged Peak Energy, Inc.	(45,200)	(475,956)	0.58
Lilis Energy Inc.	(64,000)	(138,880)	0.13
Matador Resources Co.	(33,800)	(659,100)	0.81
Parsley Energy, Inc.	(21,550)	(400,399)	0.51
PDC Energy, Inc.	(2,300)	(74,911)	0.10
Ring Energy, Inc.	(56,450)	(331,926)	0.40
Tellurian, Inc.	(134,750)	(1,347,500)	1.40
		(4,247,252)
Oil & Gas Refining & Marketing
Green Plains, Inc.	(36,000)	(511,560)	0.64
World Fuel Services Corp.	(17,900)	(445,531)	0.55
		(957,091)
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(2,350)	(154,277)	0.19
Enbridge Inc.	(28,450)	(1,041,839)	1.29
Frontline Ltd.	(88,200)	(454,230)	0.63
ONEOK, Inc.	(1,500)	(96,315)	0.12
Targa Resources Corp.	(4,900)	(210,749)	0.26
TransCanada Corp.	(3,250)	(138,190)	0.17
		(2,095,600)
Packaged Foods & Meats
Sanderson Farms, Inc.	(6,100)	(750,910)	0.93
Paper Products
PH Glatfelter Co.	(2,650)	(33,867)	0.04
Personal Products
Coty, Inc.	(50,000)	(388,000)	0.46
Revlon Inc.	(11,100)	(290,820)	0.35
		(678,820)
Pharmaceuticals
Aclaris Therapeutics, Inc.	(36,900)	(257,193)	0.29
Aerie Pharmaceuticals, Inc.	(12,100)	(568,942)	0.68
Akorn, Inc.	(33,600)	(126,336)	0.16
Canopy Growth Corp.	(25,000)	(1,224,500)	1.60
Catalent, Inc.	(6,500)	(240,045)	0.29
Johnson & Johnson	(900)	(119,772)	0.15
Medicines Co. (The)	(22,100)	(510,731)	0.55
Ocular Therapeutix Inc.	(36,600)	(138,348)	0.17
Paratek Pharmaceuticals, Inc.	(28,200)	(190,209)	0.23
	Shares	Value	Percentage of Reference Entities
Pharmaceuticals—(continued)
Pfizer Inc.	(5,800)	$ (246,210)	0.31
Prestige Brands Holdings, Inc.	(10,050)	(280,596)	0.35
Reata Pharmaceuticals, Inc.	(11,500)	(917,355)	1.10
TherapeuticsMD, Inc.	(231,450)	(1,215,112)	1.51
Zogenix, Inc.	(2,300)	(100,625)	0.12
Zynerba Pharmaceuticals Inc.	(17,850)	(93,534)	0.08
		(6,229,508)
Property & Casualty Insurance
MBIA, Inc.	(13,100)	(125,891)	0.16
Publishing
New York Times Co. (The)	(8,150)	(209,537)	0.26
Real Estate Operating Companies
Transcontinental Realty Investors Inc.	(1,200)	(40,260)	0.05
Regional Banks
Banc of California, Inc.	(3,850)	(56,133)	0.07
Howard Bancorp Inc.	(8,900)	(114,187)	0.17
Live Oak Bancshares, Inc.	(4,200)	(58,380)	0.07
Mid Penn Bancorp Inc.	(1,750)	(40,513)	0.05
MidSouth Bancorp Inc.	(14,650)	(167,303)	0.21
Republic First Bancorp, Inc.	(33,500)	(197,650)	0.27
		(634,166)
Reinsurance
Greenlight Capital Re Ltd.	(15,800)	(163,846)	0.20
Maiden Holdings Ltd.	(24,600)	(31,734)	0.04
		(195,580)
Research & Consulting Services
Willdan Group Inc.	(8,100)	(272,565)	0.35
Restaurants
Del Friscos Restaurant Group Inc.	(31,100)	(246,312)	0.32
Fiesta Restaurant Group, Inc.	(11,000)	(163,460)	0.21
Habit Restaurants Inc. (The)	(23,050)	(235,571)	0.31
Shake Shack, Inc.	(1,350)	(64,476)	0.08
		(709,819)
Retail REITs
CBL & Associates Properties Inc.	(133,100)	(331,419)	0.40
Pennsylvania Real Estate Investment Trust	(53,100)	(391,347)	0.48
		(722,766)
Semiconductor Equipment
AXT Inc.	(34,550)	(142,001)	0.17
PDF Solutions, Inc.	(30,050)	(315,825)	0.39
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Semiconductor Equipment—(continued)
Ultra Clean Holdings, Inc.	(35,250)	$ (418,065)	0.42
		(875,891)
Semiconductors
Adesto Technologies Corp.	(31,950)	(157,514)	0.20
Alnylam Pharmaceuticals, Inc.	(14,400)	(1,202,832)	1.48
Alpha & Omega Semiconductor Ltd.	(8,600)	(102,426)	0.11
Cree, Inc.	(1,600)	(80,688)	0.10
Everspin Technologies Inc.	(13,950)	(95,837)	0.11
First Solar Inc.	(24,300)	(1,229,337)	1.43
GSI Technology Inc.	(6,100)	(47,031)	0.06
Impinj Inc.	(20,150)	(308,698)	0.39
MACOM Technology Solutions Holdings Inc.	(18,350)	(330,850)	0.37
NeoPhotonics Corp.	(20,400)	(147,288)	0.18
NVIDIA Corp.	(3,450)	(495,937)	0.65
Universal Display Corp.	(11,400)	(1,183,662)	1.36
		(5,382,100)
Soft Drinks
Celsius Holdings Inc.	(14,400)	(58,896)	0.07
Specialized Finance
On Deck Capital, Inc.	(6,400)	(48,128)	0.06
Specialized REITs
Equinix, Inc.	(280)	(110,320)	0.13
Specialty Chemicals
Advanced Emissions Solutions Inc.	(18,600)	(210,738)	0.26
Albemarle Corp.	(3,150)	(254,300)	0.30
Flotek Industries, Inc.	(51,900)	(132,864)	0.16
Northern Technologies International Corp.	(1,900)	(57,950)	0.07
Sherwin-Williams Co. (The)	(360)	(151,747)	0.18
		(807,599)
Specialty Stores
Big 5 Sporting Goods Corp.	(22,250)	(76,540)	0.09
MarineMax, Inc.	(6,150)	(109,347)	0.15
Tiffany & Co.	(1,450)	(128,658)	0.16
	Shares	Value	Percentage of Reference Entities
Specialty Stores—(continued)
Ulta Beauty, Inc.	(2,350)	$ (686,012)	0.86
		(1,000,557)
Steel
AK Steel Holding Corp.	(32,850)	(96,907)	0.11
Allegheny Technologies, Inc.	(3,100)	(84,909)	0.10
Ampco-Pittsburgh Corp.	(12,550)	(43,674)	0.07
Haynes International, Inc.	(1,650)	(54,120)	0.07
Nucor Corp.	(5,550)	(339,882)	0.41
Ramaco Resources, Inc.	(35,650)	(216,039)	0.25
United States Steel Corp.	(10,350)	(233,289)	0.27
Worthington Industries, Inc.	(2,550)	(96,212)	0.12
		(1,165,032)
Systems Software
FireEye, Inc.	(13,150)	(232,492)	0.27
SecureWorks Corp.	(20,350)	(466,422)	0.43
		(698,914)
Technology Hardware, Storage & Peripherals
3D Systems Corp.	(16,150)	(206,074)	0.22
Diebold Nixdorf, Inc.	(71,750)	(304,938)	0.37
Intevac Inc.	(22,300)	(123,988)	0.15
		(635,000)
Thrifts & Mortgage Finance
Impac Mortgage Holdings Inc.	(10,750)	(37,733)	0.06
Meta Financial Group Inc.	(25,400)	(598,170)	0.69
		(635,903)
Tobacco
Pyxus International Inc.	(9,700)	(157,431)	0.16
Trading Companies & Distributors
EVI Industries Inc.	(4,700)	(164,030)	0.19
Huttig Building Products Inc.	(21,200)	(50,880)	0.06
NOW, Inc.	(28,950)	(391,694)	0.49
		(606,604)
Wireless Telecommunication Services
NII Holdings Inc.	(81,800)	(396,730)	0.49
Total Equity Securities - Short		$ (82,621,069)
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income and dividend expense on short sales are recorded on the ex-dividend date.
Invesco All Cap Market Neutral Fund

B.
Securities Transactions and Investment Income — (continued)
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the
Invesco All Cap Market Neutral Fund

F.
Swap Agreements — (continued)
Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of
Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and
Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
G.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$81,143,666	$—	$—	$81,143,666
Money Market Funds	11,347,565	—	—	11,347,565
Total Investments in Securities	92,491,231	—	—	92,491,231
Other Investments - Liabilities*
Swap Agreements	—	(3,919,936)	—	(3,919,936)
Total Investments	$92,491,231	$(3,919,936)	$—	$88,571,295
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Statement of Assets and Liabilities.
Invesco All Cap Market Neutral Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements — OTC	$(3,919,936)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(3,919,936)
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$6,170,168
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(6,424,040)
Total	$(253,872)
The table below summarizes the average notional values of derivatives held during the period.
Swap Agreements
Average notional value	$84,353,744
Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
IBRA-QTR-1   01/19
Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–39.08%
U.S. Treasury Bills–12.87%(a)
U.S. Treasury Bills	2.37%	03/14/2019	$ 128,000	$ 127,655,017
U.S. Treasury Bills	2.37%	04/25/2019	175,000	174,058,901
U.S. Treasury Bills	2.47%	06/13/2019	150,000	148,693,062
				450,406,980
U.S. Treasury Notes–26.21%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	334,000	333,951,453
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.44%	04/30/2020	346,240	346,180,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.45%	07/31/2020	237,520	237,424,878
				917,556,792
Total U.S. Treasury Securities (Cost $1,368,096,108)				1,367,963,772
		Expiration Date
Commodity-Linked Notes–4.28%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		08/16/2019	68,200	64,653,646
RBC Capital Markets, LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index)(c)(d)		08/30/2019	88,700	85,130,010
Total Commodity-Linked Notes (Cost $156,900,000)				149,783,656
			Shares
Money Market Funds–53.08%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(e)			493,975,707	493,975,707
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(e)			76,042,301	76,057,509
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.52%(e)			166,554,444	166,554,444
Invesco Treasury Obligations Portfolio, Institutional Class, 2.25%(e)			1,000,000,000	1,000,000,000
Invesco Treasury Portfolio, Institutional Class, 2.29%(e)			121,599,665	121,599,665
Total Money Market Funds (Cost $1,858,179,046)				1,858,187,325
TOTAL INVESTMENTS IN SECURITIES–96.44% (Cost $3,383,175,154)				3,375,934,753
OTHER ASSETS LESS LIABILITIES–3.56%				124,765,083
NET ASSETS–100.00%				$3,500,699,836
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $149,783,656, which represented 4.28% of the Fund’s Net Assets.

(d)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	1,002	June-2019	$61,081,920	$4,431,471	$4,431,471
Gasoline Reformulated Blendstock Oxygenate Blending	1,475	February-2019	85,342,320	(2,389,428)	(2,389,428)
New York Harbor Ultra-Low Sulfur Diesel	240	February-2019	18,924,192	(1,481,184)	(1,481,184)
Silver	1,050	March-2019	84,378,000	5,814,075	5,814,075
WTI Crude	628	February-2019	33,780,120	4,263,521	4,263,521
Subtotal				10,638,455	10,638,455
Equity Risk
E-Mini Russell 2000 Index	2,420	March-2019	181,524,200	8,640,303	8,640,303
E-Mini S&P 500 Index	890	March-2019	120,350,250	2,628,174	2,628,174
EURO STOXX 50 Index	5,100	March-2019	183,996,667	5,630,985	5,630,985
FTSE 100 Index	2,015	March-2019	182,424,275	4,253,589	4,253,589
Hang Seng Index	1,105	February-2019	197,528,880	3,720,730	3,720,730
Tokyo Stock Price Index	1,585	March-2019	228,164,333	(1,615,900)	(1,615,900)
Subtotal				23,257,881	23,257,881
Interest Rate Risk
Australia 10 Year Bonds	9,350	March-2019	907,465,482	9,545,066	9,545,066
Canada 10 Year Bonds	7,860	March-2019	823,357,358	29,172,259	29,172,259
Euro Bund	1,615	March-2019	306,245,679	5,576,335	5,576,335
Long Gilt	2,775	March-2019	449,610,652	4,892,271	4,892,271
Japan 10 Year Bonds	43	March-2019	60,276,979	279,890	279,890
U.S. Treasury Long Bonds	2,370	March-2019	347,649,375	16,932,490	16,932,490
Subtotal				66,398,311	66,398,311
Total Futures Contracts				$100,294,647	$100,294,647
(a)	Futures contracts collateralized by $187,729,617 cash held with Bank of America Merrill Lynch, the futures commission merchant.
Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	Monthly	87,500	October—2019	$41,665,400	$—	$1,773,214	$1,773,214
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	731,000	April—2019	54,268,855	—	2,092,268	2,092,268
Goldman Sachs International	Receive	Goldman Sachs Commodity Strategy 1072	0.40	Monthly	868,000	July—2019	66,032,302	—	83,658	83,658
JPMorgan Chase Bank N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	498,000	October—2019	50,487,638	—	1,397,737	1,397,737
JPMorgan Chase Bank N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	77,000	April—2019	18,707,104	—	512,751	512,751
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.25	Monthly	440,000	November—2019	20,556,228	—	844,316	844,316
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	545,000	October—2019	50,699,906	—	1,302,795	1,302,795
Subtotal — Appreciation								—	8,006,739	8,006,739
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Macquarie Bank Ltd	Receive	Macquarie Aluminum Dynamic Selection Index	0.30%	Monthly	85,000	December—2019	$4,230,645	$—	$(26,469)	$(26,469)
Subtotal — Depreciation								—	(26,469)	(26,469)
Total — Total Return Swap Agreements								$—	$7,980,270	$7,980,270
(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $17,695,501.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100%
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity Strategy 1072
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco
Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The
Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is
Invesco Balanced-Risk Allocation Fund

B.
Securities Transactions and Investment Income — (continued)
recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of
Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the
Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of
Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.
These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of
Operations.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)
currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
Invesco Balanced-Risk Allocation Fund

G.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal
Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default.
Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the
Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The
Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated
Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
I.
Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
J.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco Balanced-Risk Allocation Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$1,367,963,772	$—	$1,367,963,772
Commodity-Linked Notes	—	149,783,656	—	149,783,656
Money Market Funds	1,858,187,325	—	—	1,858,187,325
Total Investments in Securities	1,858,187,325	1,517,747,428	—	3,375,934,753
Other Investments - Assets*
Futures Contracts	105,781,159	—	—	105,781,159
Swap Agreements	—	8,006,739	—	8,006,739
	105,781,159	8,006,739	—	113,787,898
Other Investments - Liabilities*
Futures Contracts	(5,486,512)	—	—	(5,486,512)
Swap Agreements	—	(26,469)	—	(26,469)
	(5,486,512)	(26,469)	—	(5,512,981)
Total Other Investments	100,294,647	7,980,270	—	108,274,917
Total Investments	$1,958,481,972	$1,525,727,698	$—	$3,484,209,670
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period–End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$14,509,067	$24,873,781	$66,398,311	$105,781,159
Unrealized appreciation on swap agreements — OTC	8,006,739	-	-	8,006,739
Total Derivative Assets	22,515,806	24,873,781	66,398,311	113,787,898
Derivatives not subject to master netting agreements	(14,509,067)	(24,873,781)	(66,398,311)	(105,781,159)
Total Derivative Assets subject to master netting agreements	$8,006,739	$-	$-	$8,006,739
Invesco Balanced-Risk Allocation Fund

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$(3,870,612)	$(1,615,900)	$-	$(5,486,512)
Unrealized depreciation on swap agreements — OTC	(26,469)	-	-	(26,469)
Total Derivative Liabilities	(3,897,081)	(1,615,900)	-	(5,512,981)
Derivatives not subject to master netting agreements	3,870,612	1,615,900	-	5,486,512
Total Derivative Liabilities subject to master netting agreements	$(26,469)	$-	$-	$(26,469)
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(65,339,182)	$(93,912,175)	$16,059,927	$(143,191,430)
Swap agreements	(11,015,628)	1,513,987	-	(9,501,641)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	29,246,537	97,041,517	93,821,705	220,109,759
Swap agreements	7,980,270	(165,296)	-	7,814,974
Total	$(39,128,003)	$4,478,033	$109,881,632	$75,231,662
The table below summarizes the average notional value of futures contracts and swap agreements held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$4,326,272,454	$462,293,258
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy
Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
BRCS-QTR-1   01/19
Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–28.66%
U.S. Treasury Bills–14.80%(a)
U.S. Treasury Bills (b)	2.18%	02/07/2019	$ 86,600	$ 86,568,579
U.S. Treasury Bills (b)	2.18%	02/07/2019	15,000	14,994,410
U.S. Treasury Bills	2.37%	03/14/2019	42,000	41,886,803
U.S. Treasury Bills	2.47%	06/13/2019	71,500	70,877,026
				214,326,818
U.S. Treasury Notes–13.86%(c)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	2.40%	01/31/2020	62,880	62,870,860
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.44%	04/30/2020	64,000	63,988,995
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.45%	07/31/2020	74,000	73,970,364
				200,830,219
Total U.S. Treasury Securities (Cost $415,180,535)				415,157,037
		Expiration Date
Commodity-Linked Notes–4.31%
Barclays Bank PLC, U.S. Federal Funds (Effective) rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (United Kingdom)(d)(e)		12/31/2019	11,800	11,852,546
Barclays Bank PLC, U.S. Federal Funds (Effective) rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (United Kingdom)(d)(e)		01/28/2020	23,500	27,550,989
International Bank for Reconstruction and Development, 3 month USD LIBOR rate minus 0.78% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 2) (Supranational)(d)(e)		01/30/2020	30,000	23,034,985
Total Commodity-Linked Notes (Cost $65,300,000)				62,438,520
			Shares
Money Market Funds–61.09%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(f)			277,495,614	277,495,614
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(f)			178,081,637	178,117,253
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.52%(f)			144,530,826	144,530,826
Invesco Treasury Portfolio, Institutional Class, 2.29%(f)			284,962,987	284,962,987
Total Money Market Funds (Cost $885,104,256)				885,106,680
TOTAL INVESTMENTS IN SECURITIES–94.06% (Cost $1,365,584,791)				1,362,702,237
OTHER ASSETS LESS LIABILITIES–5.94%				86,093,706
NET ASSETS–100.00%				$1,448,795,943
Investment Abbreviations:
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $62,438,520, which represented 4.31% of the Fund’s Net Assets.

(e)
Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Bent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cocoa	697	May-2019	$15,396,730	$(1,405,437)	$(1,405,437)
Corn	1,298	July-2019	25,489,475	(307,353)	(307,353)
Coffee "C"	494	March-2019	19,617,975	(1,435,485)	(1,435,485)
Gasoline Reformulated Blendstock Oxygenate Blending	1,300	February-2019	75,216,960	(2,105,561)	(2,105,561)
Cotton No. 2	1,541	March-2019	57,325,200	(3,937,286)	(3,937,286)
Soybeans	2,159	July-2019	101,688,900	2,741,573	2,741,573
Wheat	1,280	July-2019	33,728,000	(717,705)	(717,705)
Gold	659	April-2019	87,330,680	2,302,750	2,302,750
Total Futures Contracts				$(4,864,504)	$(4,864,504)
Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37%	Monthly	140,000	January—2020	$33,707,772	$—	$783,944	$783,944
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	57,000	March—2019	14,450,150	—	223,657	223,657
Barclays Bank PLC	Receive	Barclays Soybean Meal Seasonal Excess Return Index	0.52	Monthly	27,800	January—2020	27,975,279	—	79,480	79,480
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	956,000	April—2019	70,972,675	—	2,736,263	2,736,263
Goldman Sachs International	Receive	S&P GSCI Cotton Excess Return Index	0.45	Monthly	1,025,000	September—2019	42,650,322	—	967,323	967,323
Goldman Sachs International	Receive	S&P GSCI Sugar Excess Return Index	0.37	Monthly	411,300	March—2019	66,864,671	—	388,679	388,679
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	392,500	October—2019	39,791,964	—	1,101,630	1,101,630
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	147,000	April—2019	35,713,562	—	978,888	978,888
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	506,800	December—2019	89,454,102	—	2,125,367	2,125,367
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	Monthly	264,500	January—2020	39,356,648	—	884,752	884,752
Macquarie Bank Ltd.	Pay	Macquarie Aluminum Dynamic Selection Index	0.16	Monthly	929,000	January—2020	53,901,323	—	343,173	343,173
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Unleaded Gasoline type A ER Index	0.06	Monthly	11,000	January—2020	835,429	—	16,117	16,117
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.25	Monthly	499,000	November—2019	23,051,495	—	1,218,658	1,218,658
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	Monthly	128,500	April—2019	16,144,933	—	1,071,921	1,071,921
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35%	Monthly	180,200	March—2019	$52,688,228	$—	$0	$0
Royal Bank of Canada	Receive	RBC Enhanced Copper LME 01 Excess Return Index	0.28	Monthly	24,000	May—2019	13,209,470	—	0	0
Subtotal — Appreciation								—	12,919,852	12,919,852
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	182,000	January—2020	23,305,500	—	(219,019)	(219,019)
Barclays Bank PLC	Pay	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	93,700	January—2020	23,754,018	—	(367,660)	(367,660)
Canadian Imperial Bank of Commerce	Pay	CIBC Soybean Oil Excess Return Index	0.09	Monthly	466,000	January—2020	20,787,421	—	(1,287,791)	(1,287,791)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.30	Monthly	106,000	June—2019	110,085,134	—	(3,792,573)	(3,792,573)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A ER Index	0.12	Monthly	86,500	January—2020	14,378,774	—	(256,524)	(256,524)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,533,000	December—2019	76,300,936	—	(477,376)	(477,376)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A ER Index	0.17	Monthly	242,000	April—2019	18,888,947	—	(809,514)	(809,514)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	56,500	January—2020	11,497,185	—	(81,213)	(81,213)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2WH0 Index	0.05	Monthly	40,500	January—2020	10,675,419	—	(83,321)	(83,321)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2CN0 Index	0.05	Monthly	55,000	January—2020	16,226,139	—	(108,460)	(108,460)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2SY0 Index	0.05	Monthly	79,800	January—2020	30,674,218	—	(711,561)	(711,561)
Subtotal — Depreciation								—	(8,195,012)	(8,195,012)
Total — Total Return Swap Agreements								$—	$4,724,840	$4,724,840
(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $65,439,780.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Heating Oil Roll Yield Excess Return Index
	Long Futures Contracts
	Heating Oil	100%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100%
Barclays Soybean Meal Seasonal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Copper	100%
S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton No.2	100%
S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100%
Modified Macquarie Single Commodity Sugar type A Excess Return Index
	Long Futures Contracts
	Sugar	100%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100%
Macquarie Single Commodity Unleaded Gasoline type A ER Index
	Long Futures Contracts
	Unleaded Gasoline	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
MS Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100%
RBC Enhanced Copper LME 01 Excess Return Index
	Long Futures Contracts
	Copper	100%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100%
CIBC Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
Macquarie Single Commodity Zinc type A ER Index
	Long Futures Contracts
	Zinc	100%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Nickel type A ER Index
	Long Futures Contracts
	Nickel	100%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100%
Morgan Stanley MSCY2WH0 Index
	Long Futures Contracts
	Wheat	100%
Morgan Stanley MSCY2CN0 Index
	Long Futures Contracts
	Corn	100%
Morgan Stanley MSCY2SY0 Index
	Long Futures Contracts
	Soybean	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Commodity Strategy Fund (the "Fund") will seek to gain exposure to the commodity markets primarily through investments in
Invesco Cayman Commodity Fund III Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is
Invesco Balanced-Risk Commodity Strategy Fund

B.
Securities Transactions and Investment Income — (continued)
recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of
Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the
Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of
Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.
These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of
Operations.
E.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Statement of Assets and
Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would
Invesco Balanced-Risk Commodity Strategy Fund

F.
Swap Agreements — (continued)
owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the
Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The
Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated
Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
G.
Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
H.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$415,157,037	$—	$415,157,037
Commodity-Linked Notes	—	62,438,520	—	62,438,520
Money Market Funds	885,106,680	—	—	885,106,680
Total Investments in Securities	885,106,680	477,595,557	—	1,362,702,237
Invesco Balanced-Risk Commodity Strategy Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	5,044,323	—	—	5,044,323
Swap Agreements	—	12,919,852	—	12,919,852
	5,044,323	12,919,852	—	17,964,175
Other Investments - Liabilities*
Futures Contracts	(9,908,827)	—	—	(9,908,827)
Swap Agreements	—	(8,195,012)	—	(8,195,012)
	(9,908,827)	(8,195,012)	—	(18,103,839)
Total Other Investments	(4,864,504)	4,724,840	—	(139,664)
Total Investments	$880,242,176	$482,320,397	$—	$1,362,562,573
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts — Exchange-Traded	$5,044,323
Unrealized appreciation on swap agreements — OTC	12,919,852
Total Derivative Assets	17,964,175
Derivatives not subject to master netting agreements	(5,044,323)
Total Derivative Assets subject to master netting agreements	$12,919,852
Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts — Exchange-Traded	$(9,908,827)
Unrealized depreciation on swap agreements — OTC	(8,195,012)
Total Derivative Liabilities	(18,103,839)
Derivatives not subject to master netting agreements	9,908,827
Total Derivative Liabilities subject to master netting agreements	$(8,195,012)
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Consolidated Statement of Operations
Commodity Risk
Realized Gain (Loss):
Futures contracts	$(20,310,272)
Swap agreements	(33,143,446)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	7,074,234
Swap agreements	19,706,640
Total	$(26,672,844)
Invesco Balanced-Risk Commodity Strategy Fund

The table below summarizes the average notional values of futures contracts and swap agreements held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$450,250,727	$824,774,887
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
DVM-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–95.91%
Brazil–17.31%
Ambev S.A., ADR	13,652,112	$65,666,659
Arcos Dorados Holdings, Inc., Class A	5,721,029	52,461,836
B3 S.A.–Brasil, Bolsa, Balcao	8,757,920	75,568,036
Banco Bradesco S.A., ADR	5,791,411	71,929,325
Fleury S.A.	8,997,500	54,963,890
Kroton Educacional S.A.	5,538,289	17,356,505
Multiplan Empreendimentos Imobiliarios S.A.	3,463,029	24,715,575
Raia Drogasil S.A.	1,039,300	17,667,416
TOTVS S.A.	1,387,900	12,656,710
		392,985,952
China–15.77%
Baidu, Inc., ADR	98,098	16,934,658
China Mengniu Dairy Co. Ltd.	15,291,000	47,253,685
China Mobile Ltd.	2,332,500	24,521,309
Henan Shuanghui Investment & Development Co., Ltd., Class A	9,709,983	36,201,562
Industrial & Commercial Bank of China Ltd., Class H	22,488,000	17,556,820
Kweichow Moutai Co., Ltd., Class A	437,356	45,662,944
New Oriental Education & Technology Group, Inc., ADR(a)	322,268	24,827,527
Sunny Optical Technology Group Co., Ltd.	3,739,600	37,600,707
Weibo Corp., ADR(a)	387,343	23,496,226
Wuliangye Yibin Co., Ltd., Class A	5,524,247	49,677,443
Yum China Holdings, Inc.	936,889	34,149,604
		357,882,485
Egypt–0.80%
Egyptian Financial Group-Hermes Holding Co.(a)	18,652,502	18,040,599
France–1.47%
Bollore S.A.	8,068,041	33,322,045
Hong Kong–2.30%
Galaxy Entertainment Group Ltd.	7,431,000	52,294,816
Hungary–3.29%
Richter Gedeon Nyrt	3,500,162	74,562,658
Indonesia–8.54%
PT Bank Central Asia Tbk	32,947,600	66,437,547
PT Bank Mandiri Persero Tbk	123,459,800	65,827,555
PT Telekomunikasi Indonesia Persero Tbk	221,321,600	61,660,996
		193,926,098
Israel–0.80%
Israel Chemicals Ltd.	3,112,588	18,060,884
Shares		Value
Malaysia–2.68%
Public Bank Bhd.	10,036,700	$60,772,233
Mexico–10.13%
Bolsa Mexicana de Valores, S.A.B. de C.V.	20,598,400	41,202,725
Fomento Economico Mexicano, S.A.B. de C.V., ADR	506,804	46,129,300
GMexico Transportes, S.A.B. de C.V.	27,888,930	39,130,332
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	4,871,798	27,212,109
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	4,969,897	44,721,211
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A	18,817,001	31,518,704
		229,914,381
Nigeria–1.38%
Zenith Bank PLC	504,865,834	31,379,783
Peru–2.34%
Credicorp Ltd.	218,960	53,159,109
Philippines–1.52%
SM Investments Corp.	726,700	13,806,045
SM Prime Holdings Inc.	28,374,300	20,745,746
		34,551,791
Russia–10.22%
Gazprom PJSC, ADR	4,284,513	20,925,562
Mobile TeleSystems PJSC, ADR	2,786,494	23,963,848
Sberbank of Russia PJSC	12,827,144	42,757,142
Sberbank of Russia PJSC, Preference Shares	27,163,190	77,334,281
Yandex N.V., Class A(a)	1,998,426	67,107,145
		232,087,978
South Korea–4.07%
NAVER Corp.	154,873	18,930,237
Samsung Electronics Co., Ltd.	1,758,553	73,477,537
		92,407,774
Taiwan–2.70%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,276,000	61,332,017
Thailand–2.80%
Kasikornbank PCL	9,800,200	63,497,524
Turkey–6.18%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,077,653	13,128,714
Haci Omer Sabanci Holding A.S.	42,519,576	77,239,635
Tupras-Turkiye Petrol Rafinerileri A.S.	1,857,272	49,966,769
		140,335,118
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Shares		Value
United Arab Emirates–1.61%
Emaar Properties PJSC	31,048,100	$36,511,835
Total Common Stock & Other Equity Interests (Cost $1,825,205,266)		2,177,025,080

Money Market Funds–3.85%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(b)	30,605,169	30,605,169
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(b)	21,856,798	21,861,169
Shares		Value

Invesco Treasury Portfolio, Institutional Class, 2.29%(b)	34,977,336	$34,977,336
Total Money Market Funds (Cost $87,442,288)		87,443,674
TOTAL INVESTMENTS IN SECURITIES—99.76% (Cost $1,912,647,554)		2,264,468,754
OTHER ASSETS LESS LIABILITIES–0.24%		5,464,027
NET ASSETS–100.00%		$2,269,932,781
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Developing Markets Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Developing Markets Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$392,985,952	$—	$—	$392,985,952
China	232,540,705	125,341,780	—	357,882,485
Egypt	18,040,599	—	—	18,040,599
France	—	33,322,045	—	33,322,045
Hong Kong	—	52,294,816	—	52,294,816
Hungary	74,562,658	—	—	74,562,658
Indonesia	132,265,102	61,660,996	—	193,926,098
Israel	—	18,060,884	—	18,060,884
Malaysia	—	60,772,233	—	60,772,233
Mexico	229,914,381	—	—	229,914,381
Nigeria	31,379,783	—	—	31,379,783
Peru	53,159,109	—	—	53,159,109
Philippines	34,551,791	—	—	34,551,791
Russia	232,087,978	—	—	232,087,978
South Korea	18,930,237	73,477,537	—	92,407,774
Taiwan	—	61,332,017	—	61,332,017
Thailand	—	63,497,524	—	63,497,524
Turkey	63,095,483	77,239,635	—	140,335,118
United Arab Emirates	—	36,511,835	—	36,511,835
Money Market Funds	87,443,674	—	—	87,443,674
Total Investments	$1,600,957,452	$663,511,302	$—	$2,264,468,754
Invesco Developing Markets Fund

Invesco Emerging Markets Flexible Bond Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
EMFB-QTR-1   01/19
Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–57.23%
Angola–0.85%
Angolan Government International Bond, REGS, Sr. Unsec. Euro Notes, 9.38%, 05/08/2048(a)	$300,000	$317,328
Argentina–1.45%
Argentine Republic Government International Bond, Sr. Unsec. Global Bonds, 6.63%, 07/06/2028	650,000	538,044
Brazil–4.39%
Banco BTG Pactual S.A., Sr. Unsec. Notes, 5.50%, 01/31/2023(a)	271,000	270,018
Brazilian Government International Bond, Sr. Unsec. Global Notes, 4.63%, 01/13/2028	619,000	617,304
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes,
5.75%, 02/01/2029	330,000	323,664
7.25%, 03/17/2044	400,000	422,400
		1,633,386
Chile–0.78%
Empresa Nacional del Petroleo, Sr. Unsec. Notes, 5.25%, 11/06/2029(a)	276,000	291,357
China–5.02%
China Construction Bank Corp., REGS, Jr. Unsec. Sub. Variable Rate Notes, 4.65% (5 yr. U.S. Treasury Yield Curve Rate + 2.97%) (a)(b)(c)	200,000	199,280
China Merchants Bank Co. Ltd., Jr. Unsec. Sub. Variable Rate Notes, 4.40% (5 yr. U.S. Treasury Yield Curve Rate + 2.44%) (b)(c)	200,000	184,830
CIFI Holdings Group Co. Ltd., Sr. Unsec. Unsub. Gtd. Notes, 5.50%, 01/23/2022	200,000	192,102
Country Garden Holdings Co. Ltd., REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.13%, 01/17/2025(a)	250,000	223,853
Franshion Brilliant Ltd., REGS, Unsec. Sub. Gtd. Variable Rate Euro Bonds, 4.88% (5 yr. U.S. Treasury Yield Curve Rate + 2.75%) (a)(b)(c)	350,000	286,015
Minmetals Bounteous Finance (BVI) Ltd., REGS, Sr. Unsec. Gtd. Euro Bonds, 3.50%, 07/30/2020(a)	400,000	399,089
Principal Amount		Value
China–(continued)
Shimao Property Holdings Ltd., REGS, Sr. Unsec. Gtd. Euro Bonds, 5.20%, 01/30/2025(a)	$400,000	$381,669
		1,866,838
Colombia–1.66%
Colombia Government International Bond, Sr. Unsec. Global Notes,
3.88%, 04/25/2027	200,000	197,750
4.50%, 03/15/2029	205,000	210,127
Ecopetrol S.A., Sr. Unsec. Global Notes, 5.38%, 06/26/2026	200,000	208,000
		615,877
Ecuador–1.98%
Ecuador Government International Bond, REGS, Sr. Unsec. Euro Bonds,
9.65%, 12/13/2026(a)	400,000	392,580
9.63%, 06/02/2027(a)	350,000	342,107
		734,687
Guatemala–0.54%
Industrial Senior Trust, REGS, Sr. Unsec. Gtd. Euro Notes, 5.50%, 11/01/2022(a)	200,000	201,500
Hong Kong–1.06%
Bank of East Asia Ltd. (The), REGS, Jr. Sub. Variable Rate Euro Medium-Term Notes, 5.50% (5 yr. U.S. Treasury Yield Curve Rate + 3.83%) (a)(b)(c)	200,000	199,670
Industrial & Commercial Bank of China Asia Ltd., REGS, Jr. Unsec. Sub. Variable Rate Bonds, 4.25% (5 yr. U.S. Treasury Yield Curve Rate + 3.14%) (a)(b)(c)	200,000	195,574
		395,244
India–0.86%
Vedanta Resources PLC, REGS, Sr. Unsec. Euro Notes, 6.13%, 08/09/2024(a)	350,000	319,254
Indonesia–2.25%
Indonesia Government International Bond, Sr. Unsec. Bonds,
4.75%, 02/11/2029	200,000	209,695
5.35%, 02/11/2049	206,000	221,779
PT Indonesia Asahan Aluminium Persero, Sr. Unsec. Sub. Notes, 5.71%, 11/15/2023	200,000	210,838
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Principal Amount		Value
Indonesia–(continued)
PT Perusahaan Listrik Negara, REGS, Sr. Unsec. Medium-Term Euro Notes, 4.13%, 05/15/2027(a)	$200,000	$193,357
		835,669
Jamaica–1.50%
Jamaica Government International Bond, Sr. Unsec. Global Notes, 6.75%, 04/28/2028	505,000	557,899
Kazakhstan–1.15%
KazMunayGas National Co. JSC, REGS, Sr. Unsec. Euro Notes, 6.38%, 10/24/2048(a)	400,000	428,440
Kenya–0.79%
Kenya Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.25%, 02/28/2028(a)	300,000	293,515
Lebanon–0.70%
Lebanon Government International Bond, Sr. Unsec. Medium-Term Euro Notes, 6.40%, 05/26/2023	300,000	260,438
Macau–0.54%
Studio City Finance Ltd., Sr. Unsec. Gtd. Notes, 7.25%, 02/11/2024(a)	200,000	202,702
Mexico–4.83%
America Movil, S.A.B. de C.V., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/16/2019	200,000	202,721
Mexico Government International Bond, Sr. Unsec. Unsub. Global Notes,
3.75%, 01/11/2028	600,000	573,750
4.50%, 04/22/2029	200,000	200,802
Petroleos Mexicanos, Sr. Unsec. Gtd. Global Notes,
5.35%, 02/12/2028	104,000	91,260
6.50%, 01/23/2029	116,000	109,388
6.75%, 09/21/2047	410,000	358,344
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R., Sr. Unsec. Notes, 7.38%, 02/12/2026(a)	290,000	258,897
		1,795,162
Namibia–0.51%
Namibia International Bonds, REGS, Sr. Unsec. Euro Notes, 5.25%, 10/29/2025(a)	200,000	191,517
Oman–0.95%
Oztel Holdings SPC Ltd., Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(a)	361,000	352,615
Principal Amount		Value
Papua New Guinea–0.58%
Papua New Guinea Government International Bond, Sr. Unsec. Notes, 8.38%, 10/04/2028(a)	$200,000	$214,500
Paraguay–0.56%
Paraguay Government International Bond, Sr. Unsec. Notes, 5.60%, 03/13/2048(a)	200,000	207,500
Peru–3.06%
Corp. Financiera de Desarrollo S.A., Sr. Unsec. Bonds, 3.25%, 07/15/2019	600,000	600,750
Inkia Energy Ltd., REGS, Sr. Unsec. Euro Notes, 5.88%, 11/09/2027(a)	350,000	335,874
Peru Enhanced Pass-Through Finance Ltd., REGS, Class A-2, Sr. Sec. First Lien Pass Through Euro Ctfs., 0.00%, 06/02/2025(a)(d)	228,089	200,719
		1,137,343
Qatar–2.92%
Qatar Government International Bond, Sr. Unsec. Notes,
4.50%, 04/23/2028	254,000	268,688
5.10%, 04/23/2048	389,000	418,262
QNB Finance Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 2.88%, 04/29/2020(a)	400,000	397,048
		1,083,998
Russia–1.58%
Russian Foreign Bond, REGS, Sr. Unsec. Euro Bonds, 4.25%, 06/23/2027(a)	600,000	587,649
Saudi Arabia–0.88%
Dar Al-Arkan Sukuk Co. Ltd., REGS, Sr. Unsec. Gtd. Euro Bonds, 6.88%, 03/21/2023(a)	350,000	327,365
Senegal–0.63%
Senegal Government International Bond, Unsec. Notes, 6.25%, 05/23/2033(a)	250,000	232,461
Singapore–0.67%
Puma International Financing S.A., Sr. Unsec. Gtd. Notes, 5.00%, 01/24/2026(a)	300,000	250,568
South Africa–4.48%
MTN (Mauritius) Investments Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 5.37%, 02/13/2022(a)	300,000	299,450
Petra Diamonds US Treasury PLC, Sec. Gtd. Second Lien Notes, 7.25%, 05/01/2022(a)	340,000	320,450
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Principal Amount		Value
South Africa–(continued)
Republic of South Africa Government International Bond, Sr. Unsec. Global Bonds, 5.88%, 06/22/2030	$200,000	$205,723
Sasol Financing USA LLC, Sr. Unsec. Gtd. Global Notes,
5.88%, 03/27/2024	279,000	288,131
6.50%, 09/27/2028	521,000	551,088
		1,664,842
Sri Lanka–0.92%
Sri Lanka Government International Bond, REGS, Sr. Unsec. Euro Notes, 5.75%, 04/18/2023(a)	350,000	340,346
Supranational–1.62%
African Export-Import Bank (The), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.75%, 07/29/2019(a)	600,000	603,390
Turkey–4.99%
Akbank T.A.S., REGS, Unsec. Sub. Variable Rate Euro Medium-Term Notes, 7.20% (5 yr. U.S. Treasury Yield Curve Rate + 5.03%), 03/16/2027(a)(c)	350,000	320,365
Export Credit Bank of Turkey, Sr. Unsec. Bonds, 8.25%, 01/24/2024(a)	450,000	466,410
Turkcell Iletisim Hizmetleri A.S., Sr. Unsec. Notes, 5.80%, 04/11/2028(a)	200,000	184,115
Turkiye Is Bankasi A.S., REGS, Unsec. Sub. Euro Notes, 6.00%, 10/24/2022(a)	500,000	449,435
Turkiye Vakiflar Bankasi T.A.O., REGS, Sr. Unsec. Global Notes, 5.50%, 10/27/2021(a)	450,000	433,434
		1,853,759
Ukraine–1.45%
Kernel Holding S.A., Sr. Unsec. Gtd. Notes, 8.75%, 01/31/2022(a)	343,000	341,367
Ukraine Government International Bond, Sr. Unsec. Notes, 8.99%, 02/01/2024(a)	200,000	197,296
		538,663
United Arab Emirates–1.08%
DP World Crescent Ltd., Sr. Unsec. Notes, 4.85%, 09/26/2028(a)	200,000	202,318
DP World Ltd., Sr. Unsec. Bonds, 5.63%, 09/25/2048(a)	200,000	198,604
		400,922
Total U.S. Dollar Denominated Bonds & Notes (Cost $21,072,403)		21,274,778
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–40.62%(e)
Brazil–4.10%
Brazil Notas do Tesouro Nacional,
Series F, Unsec. Notes,
10.00%, 01/01/2023	BRL	4,300,000	$1,261,136
10.00%, 01/01/2025	BRL	600,000	176,558
10.00%, 01/01/2027	BRL	300,000	88,380
			1,526,074
Chile–3.35%
Bonos de la Tesoreria de la Republica en pesos, Unsec. Bonds, 4.50%, 03/01/2026	CLP	475,000,000	754,401
Bonos de la Tesoreria General de la Republica de Chile, Sr. Unsec. Bonds, 5.00%, 03/01/2035	CLP	300,000,000	490,371
			1,244,772
Colombia–2.74%
Colombian Titulos De Tesoreria,
Series B, Sr. Unsec. Bonds, 10.00%, 07/24/2024	COP	1,620,000,000	614,440
Series B, Unsec. Bonds, 7.00%, 06/30/2032	COP	1,258,300,000	405,854
			1,020,294
Czech Republic–5.14%
Czech Republic Government Bond,
Series 52, REGS, Unsec. Bonds, 4.70%, 09/12/2022(a)	CZK	6,000,000	295,676
Series 58, REGS, Unsec. Bonds, 5.70%, 05/25/2024(a)	CZK	4,200,000	227,545
Series 89, REGS, Unsec. Bonds, 2.40%, 09/17/2025(a)	CZK	900,000	41,901
Series 97, REGS, Unsec. Bonds, 0.45%, 10/25/2023(a)	CZK	31,900,000	1,344,237
			1,909,359
Hungary–1.04%
Hungary Government Bond,
Series 24-B, Unsec. Bonds, 3.00%, 06/26/2024	HUF	42,000,000	159,630
Series 28-A, Unsec. Bonds, 6.75%, 10/22/2028	HUF	47,000,000	227,421
			387,051
Indonesia–4.19%
Indonesia Treasury Bond,
Series FR63, Sr. Unsec. Bonds, 5.63%, 05/15/2023	IDR	8,375,000,000	553,089
Series FR64, Sr. Unsec. Bonds, 6.13%, 05/15/2028	IDR	13,240,000,000	822,969
Series FR78, Sr. Unsec. Bonds, 8.25%, 05/15/2029	IDR	2,500,000,000	180,664
			1,556,722
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

	Principal Amount		Value
Mexico–6.70%
Mexican Bonos,
Series M, Sr. Unsec. Bonds,
6.50%, 06/09/2022	MXN	13,100,000	$651,244
8.00%, 12/07/2023	MXN	9,000,000	466,928
7.50%, 06/03/2027	MXN	20,800,000	1,027,445
7.75%, 11/13/2042	MXN	1,900,000	89,248
Series M-20, Sr. Unsec Bonds, 10.00%, 12/05/2024	MXN	4,500,000	254,168
			2,489,033
Peru–1.86%
Peru Government Bond, REGS, Sr. Unsec. Bonds, 6.15%, 08/12/2032(a)	PEN	700,000	214,184
Peruvian Government International Bond, Sr. Unsec. Global Bonds, 5.94%, 02/12/2029(a)	PEN	1,550,000	477,498
			691,682
Poland–2.48%
Republic of Poland Government Bond,
Series 0726, Unsec. Bonds, 2.50%, 07/25/2026	PLN	600,000	160,459
Series 422, Unsec. Bonds, 2.25%, 04/25/2022	PLN	1,900,000	517,314
Series 424, Unsec. Bonds, 2.50%, 04/25/2024	PLN	900,000	245,092
			922,865
Russia–0.98%
Russian Federal Bond - OFZ, Series 6219, Unsec. Bonds, 7.75%, 09/16/2026	RUB	24,000,000	364,211
South Africa–4.28%
Republic of South Africa Government Bond,
Series 2030, Unsec. Bonds, 8.00%, 01/31/2030	ZAR	3,600,000	251,278
Series 2032, Unsec. Bonds, 8.25%, 03/31/2032	ZAR	3,300,000	228,483
Series 2044, Unsec. Bonds, 8.75%, 01/31/2044	ZAR	4,200,000	290,332
Series 2048, Unsec. Bonds, 8.75%, 02/28/2048	ZAR	6,800,000	469,919
Series R186, Unsec. Bonds, 10.50%, 12/21/2026	ZAR	4,200,000	350,471
			1,590,483
	Principal Amount		Value
Thailand–2.15%
Thailand Government Bond,
Sr. Unsec. Bonds,
2.88%, 12/17/2028	THB	11,000,000	$367,198
4.88%, 06/22/2029	THB	7,300,000	283,311
3.30%, 06/17/2038	THB	4,500,000	149,164
			799,673
Turkey–1.24%
Turkey Government International Bond, Sr. Unsec. Bonds, 4.63%, 03/31/2025	EUR	400,000	460,953
United Arab Emirates–0.37%
DP World Ltd., Sr. Unsec. Bonds, 2.38%, 09/25/2026(a)	EUR	120,000	137,838
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $14,772,053)			15,101,010
	Shares
Money Market Funds–5.75%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(f)		748,227	748,227
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(f)		534,417	534,523
Invesco Treasury Portfolio, Institutional Class, 2.29%(f)		855,117	855,117
Total Money Market Funds (Cost $2,137,814)			2,137,867
TOTAL INVESTMENTS IN SECURITIES—103.60% (Cost $37,982,270)			38,513,655
OTHER ASSETS LESS LIABILITIES–(3.60)%			(1,336,931)
NET ASSETS–100.00%			$37,176,724
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
COP	– Colombia Peso
Ctfs.	– Certificates
CZK	– Czech Republic Koruna
EUR	– Euro
Gtd.	– Guaranteed
HUF	– Hungary Forint
IDR	– Indonesia Rupiah
Jr.	– Junior
MXN	– Mexican Peso
PEN	– Peru Nuevo Sol
PLN	– Poland Zloty
REGS	– Regulation S
RUB	– Russian Ruble
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
THB	– Thai Baht
Unsec.	– Unsecured
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $15,789,880, which represented 42.47% of the Fund’s Net Assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S.Treasury 5 Year Notes	16	March-2019	$1,837,750	$10,212	$10,212
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/04/2019	Citibank, N.A.	USD	2,098,149	BRL	7,701,000	$13,333
02/04/2019	Morgan Stanley Bank, N.A.	USD	843,337	BRL	3,301,000	61,741
02/28/2019	Bank of America, N.A.	USD	729,149	HUF	204,000,000	11,235
02/28/2019	Barclays Bank PLC	MXN	9,000,000	USD	470,860	1,848
02/28/2019	Barclays Bank PLC	USD	475,203	MXN	9,200,000	4,232
02/28/2019	Barclays Bank PLC	USD	272,606	TRY	1,500,000	13,339
02/28/2019	Barclays Bank PLC	USD	350,487	ZAR	4,905,000	18,303
02/28/2019	Citibank, N.A.	MXN	6,900,000	USD	362,128	2,552
02/28/2019	Citibank, N.A.	RON	6,477,950	USD	1,579,410	14,999
02/28/2019	Citibank, N.A.	USD	135,854	CLP	92,000,000	4,446
02/28/2019	Citibank, N.A.	USD	1,233,916	COP	3,922,000,000	27,939
02/28/2019	Citibank, N.A.	USD	360,314	MXN	7,400,000	25,318
02/28/2019	Citibank, N.A.	USD	921,809	PLN	3,470,000	11,058
02/28/2019	Citibank, N.A.	USD	1,499,832	TRY	8,339,999	90,022
02/28/2019	Citibank, N.A.	ZAR	2,800,000	USD	210,871	348
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/28/2019	Deutsche Bank AG	USD	739,331	HUF	210,000,000	$22,829
02/28/2019	Goldman Sachs International	USD	188,142	COP	603,300,000	5,963
02/28/2019	Goldman Sachs International	USD	232,640	IDR	3,310,000,000	3,563
02/28/2019	Goldman Sachs International	USD	722,695	MXN	15,000,000	58,992
02/28/2019	Goldman Sachs International	USD	432,517	RUB	29,000,000	9,651
02/28/2019	Goldman Sachs International	USD	737,925	ZAR	10,300,000	36,498
02/28/2019	Morgan Stanley Bank, N.A.	USD	686,442	IDR	9,981,700,000	25,855
07/24/2019	Bank of America, N.A.	USD	196,736	CNY	1,350,000	4,749
10/31/2019	Morgan Stanley Bank, N.A.	USD	784,722	CNY	5,430,234	26,133
Subtotal—Appreciation						494,946
Currency Risk
02/04/2019	Citibank, N.A.	BRL	7,701,000	USD	2,058,798	(52,684)
02/04/2019	Morgan Stanley Bank, N.A.	BRL	3,301,000	USD	903,913	(1,165)
02/28/2019	Bank of America, N.A.	CZK	4,400,000	USD	194,227	(1,418)
02/28/2019	Bank of America, N.A.	ZAR	2,500,000	USD	178,203	(9,764)
02/28/2019	Barclays Bank PLC	ZAR	1,200,000	USD	86,452	(3,772)
02/28/2019	Citibank, N.A.	CLP	380,138,000	USD	562,027	(17,680)
02/28/2019	Citibank, N.A.	COP	3,559,400,000	USD	1,111,139	(34,056)
02/28/2019	Citibank, N.A.	CZK	29,274,000	USD	1,292,425	(9,231)
02/28/2019	Citibank, N.A.	HUF	260,900,000	USD	922,903	(23,989)
02/28/2019	Citibank, N.A.	PLN	2,800,000	USD	741,101	(11,645)
02/28/2019	Citibank, N.A.	TRY	6,540,000	USD	1,184,339	(62,381)
02/28/2019	Citibank, N.A.	USD	66,797	CZK	1,500,000	(100)
02/28/2019	Citibank, N.A.	USD	1,155,634	RON	4,777,950	(1,770)
02/28/2019	Citibank, N.A.	ZAR	4,100,000	USD	297,048	(11,218)
02/28/2019	Deutsche Bank AG	MXN	35,700,000	USD	1,706,910	(153,506)
02/28/2019	Goldman Sachs International	ARS	882,500	USD	20,244	(2,826)
02/28/2019	Goldman Sachs International	COP	605,000,000	USD	188,788	(5,863)
02/28/2019	Goldman Sachs International	EUR	600,000	USD	686,871	(1,276)
02/28/2019	Goldman Sachs International	IDR	19,412,886,000	USD	1,326,107	(59,201)
02/28/2019	Goldman Sachs International	MXN	4,800,000	USD	249,624	(516)
02/28/2019	Goldman Sachs International	USD	415,724	RON	1,700,000	(5,177)
02/28/2019	Goldman Sachs International	ZAR	17,450,000	USD	1,245,066	(66,942)
02/28/2019	Morgan Stanley Bank, N.A.	CLP	264,900,000	USD	390,650	(13,320)
02/28/2019	Morgan Stanley Bank, N.A.	COP	150,800,000	USD	46,282	(2,236)
02/28/2019	Morgan Stanley Bank, N.A.	HUF	100,000,000	USD	356,472	(6,461)
03/06/2019	Morgan Stanley Bank, N.A.	BRL	388,197	USD	102,910	(3,357)
07/24/2019	Bank of America, N.A.	CNY	1,350,000	USD	197,123	(4,361)
10/31/2019	Barclays Bank PLC	CNY	4,065,000	USD	582,401	(24,594)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/31/2019	Goldman Sachs International	CNY	1,365,234	USD	195,000	$(8,860)
Subtotal—Depreciation						(599,369)
Total Forward Foreign Currency Contracts						$(104,423)
Currency Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– China Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Republic Koruna
EUR	– Euro
HUF	– Hungary Forint
IDR	– Indonesia Rupiah
MXN	– Mexican Peso
PLN	– Poland Zloty
RON	– Romania New Leu
RUB	– Russian Ruble
TRY	– Turkish Lira
USD	– U.S. Dollar
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Emerging Markets Flexible Bond Fund (the "Fund") may invest up to 25% of its total assets in Invesco Emerging Markets Flexible Bond Cayman
Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is
Invesco Emerging Markets Flexible Bond Fund

B.
Securities Transactions and Investment Income — (continued)
recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of
Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the
Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of
Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.
These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of
Operations.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)
currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
Invesco Emerging Markets Flexible Bond Fund

G.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal
Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default.
Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties
(“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs
(such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the
Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the
Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Invesco Emerging Markets Flexible Bond Fund

H.
Swap Agreements — (continued)
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the
Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of
Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction.
Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the
Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
I.
Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated
Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated
Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the
Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.
Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the
Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the
Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Invesco Emerging Markets Flexible Bond Fund

K.
Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$21,274,778	$—	$21,274,778
Non-U.S. Dollar Denominated Bonds & Notes	—	15,101,010	—	15,101,010
Money Market Funds	2,137,867	—	—	2,137,867
Total Investments in Securities	2,137,867	36,375,788	—	38,513,655
Other Investments - Assets*
Futures Contracts	10,212	—	—	10,212
Forward Foreign Currency Contracts	—	494,946	—	494,946
	10,212	494,946	—	505,158
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(599,369)	—	(599,369)
Total Other Investments	10,212	(104,423)	—	(94,211)
Total Investments	$2,148,079	$36,271,365	$—	$38,419,444
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Consolidated Statement of Assets and Liabilities.
Invesco Emerging Markets Flexible Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$10,212	$10,212
Unrealized appreciation on forward foreign currency contracts outstanding	494,946	-	494,946
Total Derivative Assets	494,946	10,212	505,158
Derivatives not subject to master netting agreements	-	(10,212)	(10,212)
Total Derivative Assets subject to master netting agreements	$494,946	$-	$494,946
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$(599,369)	$-	$(599,369)
Derivatives not subject to master netting agreements	-	-	-
Total Derivative Liabilities subject to master netting agreements	$(599,369)	$-	$(599,369)
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$161,349	$-	$161,349
Options purchased	-	(3,744)	-	(3,744)
Swap agreements	(13,307)	-	-	(13,307)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(364,726)	-	(364,726)
Futures contracts	-	-	10,212	10,212
Options purchased	-	(1,160)	-	(1,160)
Total	$(13,307)	$(208,281)	$10,212	$(211,376)
The table below summarizes the three months average notional value of forward foreign currency contracts, the two months average notional value of options purchased, and the one month average notional value of futures contracts and swap agreements held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$27,470,418	$1,837,750	$695,000	$3,000,000
Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Select Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
EME-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.26%
Argentina–1.73%
MercadoLibre Inc.(a)	2,963	$1,078,532
Brazil–7.31%
Cielo S.A.	931,000	3,047,856
Itau Unibanco Holding S.A., Preference Shares	81,050	861,789
Multiplus S.A.	4,200	29,941
Natura Cosmeticos S.A.	46,900	609,911
		4,549,497
Chile–4.99%
Liberty Latin America Ltd., Class C(a)	177,653	3,105,374
China–33.81%
Alibaba Group Holding Ltd., ADR(a)	19,530	3,290,610
China Isotope & Radiation Corp.	571,800	1,135,271
Focus Media Information Technology Co., Ltd., Class A	2,851,996	2,355,403
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	318,757	1,149,436
Kweichow Moutai Co., Ltd., Class A	32,009	3,341,957
Midea Group Co., Ltd., Class A	181,100	1,193,109
NetEase, Inc., ADR	116	29,224
New Oriental Education & Technology Group, Inc., ADR(a)	15,292	1,178,096
Ping An Insurance (Group) Co. of China Ltd., Class H	249,500	2,438,308
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	944,000	796,374
Sinopharm Group Co. Ltd., Class H	39,600	178,286
Tencent Holdings Ltd.	55,000	2,474,604
Vipshop Holdings Ltd., ADR(a)	193,281	1,486,331
		21,047,009
Egypt–2.43%
Eastern Tobacco	1,584,405	1,510,920
India–1.65%
Housing Development Finance Corp. Ltd.	37,214	1,005,882
Zee Entertainment Enterprises Ltd.	4,494	24,150
		1,030,032
Indonesia–1.54%
PT Bank Central Asia Tbk	15,300	30,852
PT Bank Rakyat Indonesia (Persero) Tbk	114,100	31,521
PT Media Nusantara Citra Tbk	14,787,700	894,300
		956,673
Kenya–1.79%
East African Breweries Ltd.	526,800	1,113,179
Shares		Value
Malaysia–0.10%
Genting Malaysia Bhd.	41,600	$33,414
Public Bank Bhd.	4,700	28,459
		61,873
Mexico–3.15%
Arca Continental S.A.B. de C.V.	188,700	1,097,529
Fomento Economico Mexicano, S.A.B. de C.V., ADR	9,508	865,418
		1,962,947
Nigeria–1.29%
Nigerian Breweries PLC	3,930,760	803,525
Philippines–1.27%
Bank of the Philippine Islands	453,740	792,369
Poland–1.85%
Benefit Systems S.A.(a)	4,432	1,154,911
Russia–7.47%
Moscow Exchange MICEX-RTS PJSC	963,872	1,368,618
Sberbank of Russia PJSC, ADR	102,211	1,387,514
Sberbank of Russia PJSC, ADR	45,519	618,148
Yandex N.V., Class A(a)	37,918	1,273,287
		4,647,567
South Africa–4.97%
AVI Ltd.	3,910	27,427
Clicks Group Ltd.	2,067	30,685
Naspers Ltd., Class N	13,128	3,037,880
		3,095,992
South Korea–8.67%
AMOREPACIFIC Corp., Preference Shares(a)	10,645	975,860
CJ ENM CO., Ltd.(a)	150	28,660
Muhak Co., Ltd.(a)	85,243	1,053,423
NAVER Corp.	7,478	914,041
Samsung Electronics Co., Ltd., Preference Shares	71,690	2,424,423
		5,396,407
Taiwan–4.97%
King Slide Works Co., Ltd.	96,000	1,075,432
Taiwan Semiconductor Manufacturing Co. Ltd.	272,000	2,015,745
		3,091,177
Thailand–4.42%
Kasikornbank PCL	155,800	1,009,460
Sea Ltd., ADR(a)	35,910	503,099
Thai Beverage PCL	2,290,900	1,242,280
		2,754,839
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Shares		Value
Turkey–1.85%
Ulker Biskuvi Sanayi A.S.	323,607	$1,152,462
Total Common Stocks & Other Equity Interests (Cost $62,434,764)		59,305,285

Money Market Funds–3.01%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(b)	655,261	655,261
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(b)	467,963	468,057
Shares		Value

Invesco Treasury Portfolio, Institutional Class, 2.29%(b)	748,870	$748,869
Total Money Market Funds (Cost $1,872,170)		1,872,187
TOTAL INVESTMENTS IN SECURITIES—98.27% (Cost $64,306,934)		61,177,472
OTHER ASSETS LESS LIABILITIES–1.73%		1,080,118
NET ASSETS–100.00%		$62,257,590
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes toSchedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Emerging Markets Select Equity Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Emerging Markets Select Equity Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$1,078,532	$—	$—	$1,078,532
Brazil	4,549,497	—	—	4,549,497
Chile	3,105,374	—	—	3,105,374
China	8,268,968	12,778,041	—	21,047,009
Egypt	1,510,920	—	—	1,510,920
India	1,005,882	24,150	—	1,030,032
Indonesia	925,152	31,521	—	956,673
Kenya	1,113,179	—	—	1,113,179
Malaysia	33,414	28,459	—	61,873
Mexico	1,962,947	—	—	1,962,947
Nigeria	803,525	—	—	803,525
Philippines	792,369	—	—	792,369
Poland	1,154,911	—	—	1,154,911
Russia	4,647,567	—	—	4,647,567
South Africa	58,112	3,037,880	—	3,095,992
South Korea	2,943,324	2,453,083	—	5,396,407
Taiwan	—	3,091,177	—	3,091,177
Thailand	1,745,379	1,009,460	—	2,754,839
Turkey	1,152,462	—	—	1,152,462
Money Market Funds	1,872,187	—	—	1,872,187
Total Investments	$38,723,701	$22,453,771	$—	$61,177,472
Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
END-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.91%
Agricultural & Farm Machinery–3.33%
Deere & Co.	35,622	$5,842,008
Airlines–4.78%
Ryanair Holdings PLC – ADR (Ireland)(b)	72,892	5,175,332
Spirit Airlines, Inc.(b)	54,730	3,219,219
		8,394,551
Apparel Retail–3.22%
Ross Stores, Inc.	61,349	5,651,470
Application Software–6.35%
CDK Global, Inc.	113,577	5,555,051
Open Text Corp. (Canada)	157,405	5,609,914
		11,164,965
Asset Management & Custody Banks–8.27%
Affiliated Managers Group, Inc.	82,600	8,668,870
Oaktree Capital Group, LLC	143,794	5,869,671
		14,538,541
Automotive Retail–5.42%
AutoZone, Inc.(b)	4,600	3,897,764
CarMax, Inc.(b)	95,823	5,632,476
		9,530,240
Construction & Engineering–2.05%
Orion Group Holdings, Inc.(b)	853,890	3,603,416
Construction Machinery & Heavy Trucks–2.28%
REV Group, Inc.	482,946	4,013,281
Consumer Finance–3.45%
Encore Capital Group, Inc.(b)	205,368	6,066,571
Data Processing & Outsourced Services–2.54%
Alliance Data Systems Corp.	25,170	4,469,940
Diversified Banks–2.48%
Bank of America Corp.	152,799	4,350,188
Environmental & Facilities Services–3.15%
Stericycle, Inc.(b)	125,432	5,529,043
Health Care Distributors–4.41%
McKesson Corp.	60,467	7,754,893
Health Care Equipment–3.08%
Zimmer Biomet Holdings, Inc.	49,392	5,411,388
Shares		Value
Industrial Conglomerates–4.12%
DCC PLC (United Kingdom)	88,559	$7,230,581
IT Consulting & Other Services–4.18%
Cognizant Technology Solutions Corp. – Class A	105,461	7,348,522
Life & Health Insurance–3.04%
Unum Group	153,711	5,342,994
Managed Health Care–4.77%
UnitedHealth Group Inc.	31,033	8,385,117
Oil & Gas Exploration & Production–2.72%
Devon Energy Corp.	179,451	4,782,369
Real Estate Operating Companies–7.17%
Brookfield Property Partners L.P.	691,932	12,593,162
Research & Consulting Services–3.35%
Nielsen Holdings PLC	229,511	5,893,842
Specialty Chemicals–3.05%
Axalta Coating Systems Ltd.(b)	209,348	5,363,496
Systems Software–4.41%
Check Point Software Technologies Ltd. (Israel)(b)	69,313	7,757,511
Trading Companies & Distributors–6.29%
Grafton Group PLC (United Kingdom)(c)	284,937	2,744,996
Titan Machinery, Inc.(b)	443,208	8,305,718
		11,050,714
Total Common Stocks & Other Equity Interests (Cost $147,637,266)		172,068,803

Money Market Funds–2.62%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(d)	1,613,916	1,613,916
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(d)	1,152,211	1,152,441
Invesco Treasury Portfolio-Institutional Class, 2.29%(d)	1,844,475	1,844,475
Total Money Market Funds (Cost $4,610,701)		4,610,832
TOTAL INVESTMENTS IN SECURITIES–100.53% (Cost $152,247,967)		176,679,635
OTHER ASSETS LESS LIABILITIES–(0.53)%		(927,917)
NET ASSETS–100.00%		$175,751,718
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Endeavor Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Endeavor Fund

Invesco Global Infrastructure Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–97.81%
Australia–3.85%
APA Group	23,172	$154,625
Atlas Arteria Ltd.	35,551	172,127
Sydney Airport	14,581	69,529
Transurban Group	33,172	293,746
		690,027
Brazil–0.21%
Cia de Saneamento Basico Do Estado de Sao Paulo, ADR	3,212	38,062
Canada–14.21%
Canadian National Railway Co.	1,274	106,316
Canadian Pacific Railway Ltd.	521	106,785
Enbridge Inc.	19,927	728,106
Keyera Corp.	12,034	255,709
Pembina Pipeline Corp.	18,741	667,799
TransCanada Corp.	16,053	682,706
		2,547,421
China–3.11%
Beijing Capital International Airport Co. Ltd., Class H	26,000	24,287
Beijing Enterprises Water Group Ltd.(a)	86,000	49,780
China Resources Gas Group Ltd.	10,000	39,360
China Tower Corp. Ltd., Class H(a)(b)	806,000	172,557
ENN Energy Holdings Ltd.	16,400	157,861
Shenzhen Expressway Co. Ltd., Class H	100,000	113,162
		557,007
France–5.71%
Aeroports de Paris	593	113,639
Eiffage S.A.	2,711	254,199
Eutelsat Communications S.A.	3,132	66,320
Getlink S.E.	8,461	123,861
Vinci S.A.	5,275	465,039
		1,023,058
Germany–0.30%
Fraport AG Frankfurt Airport Services Worldwide	677	53,421
Hong Kong–3.03%
China Gas Holdings Ltd.	49,400	159,036
China Water Affairs Group Ltd.	130,000	138,517
Hong Kong & China Gas Co., Ltd. (The)	113,100	245,574
		543,127
Italy–5.31%
Atlantia S.p.A.	18,167	429,187
Infrastrutture Wireless Italiane S.p.A.(b)	16,249	129,260
Shares		Value
Italy–(continued)
Italgas S.p.A.	26,752	$161,861
Terna - Rete Elettrica Nazionale S.p.A.	37,696	231,785
		952,093
Japan–1.13%
Japan Airport Terminal Co., Ltd.	1,300	49,722
NIPPON GAS CO., LTD.	2,200	80,778
West Japan Railway Co.	1,000	72,885
		203,385
Luxembourg–0.38%
SES S.A.	3,356	68,451
Mexico–0.82%
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR	1,131	101,948
Promotora y Operadora de Infraestructura S.A.B de C.V.	4,325	44,132
		146,080
Netherlands–1.50%
InterXion Holding N.V.(a)	4,477	268,799
New Zealand–0.51%
Auckland International Airport Ltd.	17,886	90,867
Spain–4.79%
Aena SME, S.A., REGS(b)	1,533	264,604
Cellnex Telecom S.A.(a)(b)	3,445	96,962
Ferrovial, S.A.	22,151	496,178
		857,744
United Kingdom–5.94%
National Grid PLC	44,354	482,179
Pennon Group PLC	17,915	179,237
Severn Trent PLC	8,337	218,532
United Utilities Group PLC	17,003	185,278
		1,065,226
United States–47.01%
American Tower Corp., Class A	6,304	1,089,583
American Water Works Co., Inc.	3,302	315,902
Aqua America Inc.	12,991	455,335
Atmos Energy Corp.	1,304	127,310
Avangrid, Inc.	2,996	149,410
CenterPoint Energy, Inc.	19,848	613,700
Cheniere Energy, Inc.(a)	10,940	718,211
Consolidated Edison, Inc.	5,058	392,754
Crown Castle International Corp.	8,701	1,018,539
CSX Corp.	2,147	141,058
Edison International	6,651	378,907
EnLink Midstream LLC	8,296	90,260
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Shares		Value
United States–(continued)
Kinder Morgan, Inc.	22,453	$406,399
NiSource Inc.	3,457	94,307
ONEOK, Inc.	9,603	616,609
SBA Communications Corp., Class A(a)	2,607	475,856
Sempra Energy	4,498	526,176
Southwest Gas Holdings, Inc.	1,836	143,796
Targa Resources Corp.	4,192	180,298
Williams Cos., Inc. (The)	18,276	492,173
		8,426,583
Total Common Stock & Other Equity Interests (Cost $15,668,187)		17,531,351
Shares		Value

Money Market Funds–1.03%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(c)	63,587	$63,588
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(c)	47,997	48,006
Invesco Treasury Portfolio, Institutional Class, 2.29%(c)	72,671	72,671
Total Money Market Funds (Cost $184,263)		184,265
TOTAL INVESTMENTS IN SECURITIES—98.84% (Cost $15,852,450)		17,715,616
OTHER ASSETS LESS LIABILITIES–1.16%		208,281
NET ASSETS–100.00%		$17,923,897
Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $663,383, which represented 3.70% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Global Infrastructure Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The
Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure
MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
E.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The
Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
F.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
G.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Global Infrastructure Fund

NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$224,154	$465,873	$—	$690,027
Brazil	38,062	—	—	38,062
Canada	2,547,421	—	—	2,547,421
China	310,006	247,001	—	557,007
France	320,519	702,539	—	1,023,058
Germany	53,421	—	—	53,421
Hong Kong	—	543,127	—	543,127
Italy	790,232	161,861	—	952,093
Japan	72,885	130,500	—	203,385
Luxembourg	68,451	—	—	68,451
Mexico	146,080	—	—	146,080
Netherlands	268,799	—	—	268,799
New Zealand	90,867	—	—	90,867
Spain	857,744	—	—	857,744
United Kingdom	583,047	482,179	—	1,065,226
United States	8,426,583	—	—	8,426,583
Money Market Funds	184,265	—	—	184,265
Total Investments	$14,982,536	$2,733,080	$—	$17,715,616
Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GMN-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.28%
Australia–2.77%
Altium Ltd.	3,055	$55,710
Beach Energy Ltd.	14,679	19,128
BHP Group PLC	5,040	111,730
BlueScope Steel Ltd.	4,661	42,345
Santos Ltd.	4,271	20,141
St Barbara Ltd.	7,410	27,097
		276,151
Austria–0.84%
Verbund AG	908	46,373
Wienerberger AG	1,642	36,837
		83,210
Canada–6.03%
BRP Inc.	4,655	133,987
Canada Goose Holdings, Inc.(a)	1,548	79,630
Canadian Pacific Railway Ltd.	224	45,911
Crescent Point Energy Corp.	22,387	66,789
Enerplus Corp.	2,385	20,638
Kirkland Lake Gold Ltd.	1,075	34,583
Teck Resources Ltd., Class B	1,120	27,276
TFI International Inc.	3,228	95,026
West Fraser Timber Co. Ltd.	1,632	97,216
		601,056
Denmark–2.16%
GN Store Nord A/S	1,665	71,681
Royal Unibrew A/S	1,285	96,731
Vestas Wind Systems A/S	562	46,357
		214,769
Finland–2.88%
Stora Enso Oyj, Class R	3,026	40,506
UPM-Kymmene Oyj	4,671	135,051
Valmet Corp.	4,972	111,827
		287,384
France–2.69%
Dassault Aviation S.A.	29	43,185
Faurecia SA	466	20,458
Nexity S.A.	497	23,210
Peugeot S.A.	7,203	181,745
		268,598
Germany–2.61%
HOCHTIEF AG	569	84,992
Schaeffler AG, Preference Shares	13,508	119,670
Siltronic AG	559	55,460
		260,122
Shares		Value
Ireland–0.51%
AerCap Holdings N.V.(a)	573	$27,080
Smurfit Kappa Group PLC	828	23,914
		50,994
Japan–19.20%
Aeon Mall Co. Ltd.	1,900	31,581
AGC Inc.	4,100	138,706
Brother Industries Ltd.	3,100	52,139
Capcom Co Ltd.	1,000	21,506
Citizen Watch Co. Ltd.	13,900	74,014
Dai Nippon Printing Co., Ltd.	6,600	152,450
Daiwa House Industry Co., Ltd.	2,500	80,950
Denka Co. Ltd.	2,200	70,618
Electric Power Development Co. Ltd.	1,300	32,427
Ibiden Co. Ltd.	6,300	91,558
ITOCHU Corp.	2,100	38,395
JTEKT Corp.	4,800	62,090
Konica Minolta Inc.	11,400	114,392
K’s Holdings Corp.	10,800	107,281
Marubeni Corp.	10,500	81,609
Mitsubishi Corp.	2,300	67,168
Mitsui & Co., Ltd.	9,000	147,081
Nippon Express Co. Ltd.	1,200	75,795
Nippon Telegraph & Telephone Corp.	900	38,594
Nishimatsu Construction Co. Ltd.	2,600	60,462
Ricoh Co. Ltd.	3,100	32,957
Seino Holdings Co., Ltd.	5,000	68,855
Sojitz Corp.	23,900	91,716
Sumitomo Chemical Co., Ltd.	9,000	46,766
Suzuken Co. Ltd.	700	36,771
Toppan Printing Co. Ltd.	6,000	98,229
		1,914,110
Netherlands–1.72%
Koninklijke Ahold Delhaize N.V.	2,833	74,646
NXP Semiconductors NV	1,114	96,951
		171,597
Norway–2.48%
Salmar ASA	2,785	145,624
TGS NOPEC Geophysical Co. ASA	3,433	101,802
		247,426
Puerto Rico–1.48%
Popular, Inc.,	2,707	147,829
Singapore–1.20%
Yangzijiang Shipbuilding Holdings Ltd.	114,900	119,747
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Shares		Value
Spain–0.76%
ACS Actividades de Construccion y Servicios S.A.	514	$21,265
Mediaset Espana Comunicacion S.A.	7,751	54,561
		75,826
Sweden–2.95%
Loomis AB, Class B	1,489	53,426
Peab AB	2,476	20,605
Sandvik AB	6,134	97,823
Svenska Cellulosa AB SCA, Class B	9,577	84,103
Swedish Match AB	373	16,706
Volvo AB, Class B	1,498	21,530
		294,193
United Kingdom–6.58%
Dialog Semiconductor PLC(a)	1,034	30,215
Drax Group PLC(b)	5,936	31,283
Evraz PLC	20,509	134,014
Fiat Chrysler Automobiles NV(a)	5,162	88,142
GlaxoSmithKline PLC	3,108	60,378
Hikma Pharmaceuticals PLC	4,555	96,217
Moneysupermarket.com Group PLC	12,975	51,565
PageGroup PLC	10,980	63,596
Pearson PLC	8,447	100,376
		655,786
United States–39.42%
Aarons Inc.	1,351	67,631
AbbVie, Inc.	258	20,715
Akamai Technologies, Inc.(a)	1,169	76,102
Allison Transmission Holdings, Inc.	1,983	96,513
AMC Networks Inc., Class A(a)	459	28,889
American Eagle Outfitters, Inc.	2,016	42,578
American Equity Investment Life Holding Co.	998	31,257
Amgen, Inc.	366	68,482
Athene Holding Ltd., Class A(a)	699	29,987
Biogen, Inc.(a)	317	105,808
Brinker International, Inc.	2,263	91,697
CF Industries Holdings, Inc.	2,460	107,379
Chesapeake Energy Corp.(a)	13,352	38,053
Cisco Systems, Inc.	2,828	133,736
CoreCivic, Inc.	2,189	43,495
Deckers Outdoor Corp.(a)	655	84,135
Dicks Sporting Goods Inc.	2,188	77,258
Domtar Corp.	401	18,807
Endo International PLC(a)	5,158	50,290
Foot Locker, Inc.	458	25,598
Fortinet, Inc.(a)	1,014	77,642
Freeport-McMoRan, Inc.	2,413	28,087
Gilead Sciences, Inc.	1,348	94,373
HCA Healthcare, Inc.	390	54,378
Herbalife Nutrition Ltd.(a)	1,594	95,162
HollyFrontier Corp.	1,403	79,045
HP, Inc.	796	17,536
Shares		Value
United States–(continued)
Huntsman Corp.	5,024	$110,377
Hyatt Hotels Corp., Class A	1,916	133,948
InterDigital, Inc.	465	33,857
Kohl’s Corp.	1,174	80,642
Korn Ferry	678	30,917
Kroger Co. (The)	1,387	39,294
Lamar Advertising Co., Class A	873	64,995
Liberty Expedia Holdings, Inc., Series A(a)	515	21,110
Life Storage, Inc.	445	43,730
Louisiana-Pacific Corp.	1,209	29,475
LyondellBasell Industries N.V., Class A	579	50,356
Macy’s, Inc.	3,301	86,816
Mallinckrodt PLC(a)	1,561	34,123
Micron Technology, Inc.(a)	2,055	78,542
Mosaic Co. (The)	1,147	77,640
Navient Corp.	6,579	75,001
NetApp, Inc.	1,340	85,452
Newmont Mining Corp.	2,386	81,386
Park Hotels & Resorts Inc.	1,952	58,697
PBF Energy, Inc., Class A	933	34,166
Peabody Energy Corp.	2,664	95,105
Radian Group, Inc.	2,193	42,193
Santander Consumer USA Holdings, Inc.	2,194	41,818
Seagate Technology PLC	1,943	86,036
Signet Jewelers Ltd.	1,133	27,600
TEGNA Inc.	1,668	19,582
Tenet Healthcare Corp.(a)	3,905	85,871
United Continental Holdings, Inc.(a)	548	47,824
United Therapeutics Corp.(a)	890	102,644
Vertex Pharmaceuticals, Inc.(a)	297	56,700
Viacom, Inc., Class B	4,623	136,009
Voya Financial, Inc.	2,025	94,021
W.W. Grainger, Inc.	150	44,309
Whiting Petroleum Corp.(a)	1,429	40,912
Zebra Technologies Corp., Class A(a)	426	73,954
		3,929,735
Total Common Stocks & Other Equity Interests (Cost $9,437,611)		9,598,533

Money Market Funds–6.64%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(c)	231,808	231,808
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(c)	165,539	165,572
Invesco Treasury Portfolio, Institutional Class, 2.29%(c)	264,923	264,923
Total Money Market Funds (Cost $662,287)		662,303
TOTAL INVESTMENTS IN SECURITIES—102.92% (Cost $10,099,898)		10,260,836
OTHER ASSETS LESS LIABILITIES–(2.92)%		(291,473)
NET ASSETS–100.00%		$9,969,363
Notes to Schedule of Investments:
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

(a)	Non-income producing security.
(b)
Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment
Company Act of 1940) of that issuer. The value of this security as of January 31, 2019 represented less than 1%% of the Fund’s Net Assets. See Note 5.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(a)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(b)(c)	Unrealized Appreciation (Depreciation)(b)(c)	Net Value of Reference Entities
Equity Risk
Canada Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	$(515,343)	$—	$19,482	$19,482	$(495,861)
Denmark Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(117,415)	—	3,478	3,478	(113,937)
Norway Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(214,470)	—	3,141	3,141	(211,329)
Sweden Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(188,508)	—	1,626	1,626	(186,882)
Singapore Equity Securities-Short	Morgan Stanley & Co. LLC	01/27/2021	Federal Funds floating rate	Monthly	(41,158)	—	286	286	(40,871)
Equity Risk
Portugal Equity Securities-Short	Morgan Stanley & Co. LLC	02/26/2019	Federal Funds floating rate	Monthly	(77,384)	—	(78)	(78)	(77,462)
Switzerland Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(38,221)	—	(566)	(566)	(38,788)
Australia Equity Securities-Short	Morgan Stanley & Co. LLC	01/27/2021	Federal Funds floating rate	Monthly	(57,609)	—	(984)	(984)	(58,594)
Ireland Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(49,570)	—	(1,108)	(1,108)	(50,678)
Spain Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(77,516)	—	(1,123)	(1,123)	(78,639)
Netherlands Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(94,264)	—	(1,182)	(1,182)	(95,445)
New Zealand Equity Securities-Short	Morgan Stanley & Co. LLC	03/19/2020	Federal Funds floating rate	Monthly	(80,392)	—	(1,329)	(1,329)	(81,721)
Italy Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(93,787)	—	(3,190)	(3,190)	(96,977)
Belgium Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(91,563)	—	(4,641)	(4,641)	(96,204)
Hong Kong Equity Securities-Short	Morgan Stanley & Co. LLC	10/20/2020	Federal Funds floating rate	Monthly	(71,978)	—	(4,866)	(4,866)	(76,843)
Finland Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(211,431)	—	(5,080)	(5,080)	(216,511)
Germany Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(350,026)	—	(7,105)	(7,105)	(357,130)
Kazakhstan Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(57,779)	—	(8,719)	(8,719)	(66,498)
France Equity Securities-Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(358,448)	—	(13,103)	(13,103)	(371,552)
Mexico Equity Securities-Short	Morgan Stanley & Co. LLC	12/26/2019	Federal Funds floating rate	Monthly	(127,121)	—	(14,673)	(14,673)	(141,794)
United Kingdom Equity Securities- Short	Morgan Stanley & Co. LLC	01/26/2021	Federal Funds floating rate	Monthly	(406,522)	—	(21,009)	(21,009)	(427,532)
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Open Over-The-Counter Total Return Swap Agreements—(continued)
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(a)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(b)(c)	Unrealized Appreciation (Depreciation)(b)(c)	Net Value of Reference Entities
Japan Equity Securities-Short	Morgan Stanley & Co. LLC	01/27/2021	Federal Funds floating rate	Monthly	$(1,925,317)	$—	$(51,761)	$(51,761)	$(1,977,078)
United States Equity Securities-Short	Morgan Stanley & Co. LLC	12/26/2019	Federal Funds floating rate	Monthly	(4,063,153)	—	(173,408)	(173,408)	(4,236,560)
Total — Total Return Swap Agreements						$—	$(285,912)	$(285,912)	$(9,594,886)
(a)
The Fund receives or pays the total return on the short positions underlying the total return swap, and receives a specific Federal Funds floating rate. The total return swaps are settled in U.S. Dollars.

(b)	Amount includes $(8,200) of dividends payable and financing fees related to the reference entities.
(c)	Swaps are collateralized by $50,248 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of January 31, 2019.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Australia
Tabcorp Holdings Ltd.	(17,335)	$ (58,594)	0.62
Belgium
Anheuser-Busch InBev S.A./N.V.	(957)	(72,964)	0.75
Umicore S.A.	(551)	(23,240)	0.23
		(96,204)
Canada
Canadian Utilities Ltd.	(1,001)	(25,734)	0.27
CCL Industries Inc.	(3,345)	(141,035)	1.48
Emera Inc.	(2,207)	(77,265)	0.80
PrairieSky Royalty Ltd.	(5,501)	(79,462)	0.85
Premium Brands Holdings Corp.	(424)	(24,980)	0.26
SNC-Lavalin Group Inc.	(3,656)	(101,754)	1.41
Vermilion Energy Inc.	(1,862)	(45,631)	0.46
		(495,861)
Denmark
Chr Hansen Holding A/S	(335)	(31,741)	0.34
Genmab A/S	(566)	(82,196)	0.92
		(113,937)
Finland
Huhtamaki OYJ	(4,823)	(158,270)	1.64
Nokian Renkaat OYJ	(577)	(19,166)	0.21
Outokumpu OYJ	(9,111)	(39,075)	0.42
		(216,511)
France
Danone S.A.	(1,340)	(97,394)	1.03
Getlink S.E.	(5,916)	(86,539)	0.90
Renault S.A.	(902)	(63,856)	0.63
Rubis SCA	(1,412)	(84,122)	0.90
	Shares	Value	Percentage of Reference Entities
France—(continued)
Valeo S.A.	(1,270)	$ (39,641)	0.41
		(371,552)
Germany
Daimler AG	(2,427)	(143,508)	1.50
Delivery Hero S.E.	(503)	(18,539)	0.21
Evotec AG	(3,427)	(80,255)	0.84
GEA Group AG	(585)	(16,084)	0.17
Grand City Properties S.A.	(941)	(23,372)	0.24
RWE AG	(822)	(20,360)	0.20
Siemens AG	(324)	(35,520)	0.39
Zalando S.E.	(639)	(19,492)	0.22
		(357,130)
Hong Kong
Yue Yuen Industrial Holdings Ltd.	(22,500)	(76,843)	0.77
Ireland
Paddy Power Betfair PLC	(268)	(21,918)	0.23
Paddy Power Betfair PLC	(350)	(28,760)	0.30
		(50,678)
Italy
Snam S.p.A.	(20,318)	(96,977)	1.01
Japan
Ain Holdings Inc.	(300)	(21,923)	0.24
Daifuku Co. Ltd.	(2,200)	(109,874)	1.13
Kansai Paint Co. Ltd.	(5,500)	(96,442)	1.00
Keihan Holdings Co. Ltd.	(600)	(24,705)	0.27
Keyence Corp.	(300)	(153,849)	1.58
Koito Manufacturing Co. Ltd.	(1,500)	(89,924)	0.87
M3 Inc.	(3,200)	(45,977)	0.48
Makita Corp.	(1,600)	(56,553)	0.63
Maruichi Steel Tube Ltd.	(2,700)	(86,509)	0.90
MISUMI Group Inc.	(8,000)	(182,144)	1.99
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Japan—(continued)
MonotaRO Co. Ltd.	(1,300)	$ (27,605)	0.31
Nidec Corp.	(600)	(71,774)	0.73
Nifco Inc.	(3,100)	(75,305)	0.80
Nihon M&A Center Inc.	(3,700)	(92,292)	0.95
Nippon Shinyaku Co., Ltd.	(1,200)	(76,016)	0.77
Nitori Holdings Co. Ltd.	(800)	(103,998)	1.09
Relo Group Inc.	(2,200)	(57,805)	0.60
Ryohin Keikaku Co. Ltd.	(200)	(47,188)	0.47
Seria Co., Ltd.	(700)	(21,529)	0.22
Seven Bank Ltd.	(20,800)	(61,870)	0.67
Shimano Inc.	(600)	(83,837)	0.91
SMC Corp.	(400)	(131,210)	1.38
Toshiba Corp.	(6,000)	(189,213)	1.96
TOTO Ltd.	(600)	(23,218)	0.24
Toyo Tire Corp.	(1,900)	(26,653)	0.27
Yaskawa Electric Corp.	(700)	(19,665)	0.20
		(1,977,078)
Kazakhstan
KAZ Minerals PLC	(8,544)	(66,498)	0.62
Mexico
Fresnillo PLC	(10,757)	(141,794)	1.37
Netherlands
InterXion Holding N.V.	(937)	(56,257)	0.59
Takeaway.com N.V.	(618)	(39,188)	0.42
		(95,445)
New Zealand
Fletcher Building Ltd.	(23,646)	(81,721)	0.86
Norway
Schibsted ASA	(2,435)	(77,231)	0.88
Yara International ASA	(3,249)	(134,098)	1.43
		(211,329)
Portugal
Jeronimo Martins SGPS S.A.	(5,471)	(77,462)	0.83
Singapore
Sembcorp Industries Ltd.	(9,700)	(18,662)	0.21
Singapore Telecommunications Ltd.	(9,900)	(22,209)	0.24
		(40,871)
Spain
Cellnex Telecom S.A.	(2,794)	(78,639)	0.83
Sweden
Husqvarna AB	(6,505)	(49,605)	0.55
Modern Times Group MTG AB	(2,972)	(100,048)	1.08
Skanska AB	(2,130)	(37,229)	0.40
		(186,882)
	Shares	Value	Percentage of Reference Entities
Switzerland
Cie Financiere Richemont S.A.	(277)	$ (19,058)	0.21
dormakaba Holding AG	(30)	(19,730)	0.20
		(38,788)
United Kingdom
ASOS PLC	(549)	(23,762)	0.23
BBA Aviation PLC	(15,764)	(48,961)	0.51
British American Tobacco PLC	(1,790)	(63,084)	0.01
Capital & Counties Properties PLC	(10,606)	(34,694)	0.35
Coats Group PLC	(29,905)	(34,399)	0.35
Dechra Pharmaceuticals PLC	(816)	(25,323)	0.27
John Wood Group PLC	(3,501)	(24,851)	0.26
Just Eat PLC	(2,733)	(24,956)	0.25
TechnipFMC PLC	(682)	(15,839)	0.17
Weir Group PLC (The)	(6,670)	(131,663)	1.33
		(427,532)
United States
ABM Industries Inc.	(947)	(32,378)	0.36
ACADIA Pharmaceuticals, Inc.	(2,022)	(46,061)	0.44
Alnylam Pharmaceuticals Inc.	(842)	(70,332)	0.73
American International Group, Inc.	(1,404)	(60,695)	0.65
Bank OZK	(864)	(26,214)	0.29
Big Lots, Inc.	(649)	(20,469)	0.22
Bluebird Bio, Inc.	(170)	(22,683)	0.23
BWX Technologies, Inc.	(2,979)	(138,285)	1.39
Callon Petroleum Co.	(8,690)	(70,737)	0.75
Cantel Medical Corp.	(261)	(21,251)	0.22
Centennial Resource Development, Inc.	(1,375)	(18,109)	0.19
Cognex Corp.	(2,999)	(136,454)	1.34
Coherent, Inc.	(625)	(73,875)	0.76
Compass Minerals International, Inc.	(512)	(26,752)	0.26
Coty, Inc.	(6,160)	(47,802)	0.48
CyrusOne Inc.	(1,237)	(67,045)	0.68
DENTSPLY SIRONA, Inc.	(1,433)	(60,114)	0.63
Diamondback Energy Inc.	(822)	(84,765)	0.90
Equinix, Inc.	(205)	(80,770)	0.82
Exact Sciences Corp.	(994)	(89,539)	0.81
FireEye, Inc.	(3,073)	(54,331)	0.53
First Solar, Inc.	(1,815)	(91,821)	0.90
Flex Ltd.	(9,866)	(94,911)	0.87
Floor & Decor Holdings, Inc.	(545)	(18,688)	0.18
Gartner, Inc.	(533)	(72,429)	0.74
Granite Construction, Inc.	(2,458)	(106,235)	1.15
Graphic Packaging Holding Co.	(1,917)	(23,138)	0.25
Healthcare Services Group, Inc.	(2,175)	(94,873)	1.03
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
United States—(continued)
Healthcare Trust of America Inc.	(1,165)	$ (33,109)	0.34
Howard Hughes Corp. (The)	(823)	(91,386)	0.93
Insulet Corp.	(705)	(57,239)	0.58
IPG Photonics Corp.	(686)	(91,238)	0.94
Iron Mountain Inc.	(803)	(29,872)	0.31
Kilroy Realty Corp.	(1,107)	(77,999)	0.81
Knight-Swift Transportation Holdings, Inc.	(2,661)	(84,487)	0.89
LCI Industries	(1,213)	(100,000)	1.08
Liberty Broadband Corp.	(677)	(57,389)	0.53
Lithia Motors, Inc.	(871)	(77,475)	0.81
Live Nation Entertainment, Inc.	(766)	(40,989)	0.44
LKQ Corp.	(3,225)	(84,559)	0.90
Markel Corp.	(89)	(93,762)	0.99
Marriott Vacations Worldwide Corp.	(494)	(43,739)	0.43
Martin Marietta Materials, Inc.	(439)	(77,563)	0.85
Mattel Inc.	(7,470)	(88,445)	0.98
Medicines Co. (The)	(2,397)	(55,395)	0.51
Medidata Solutions, Inc.	(1,193)	(84,655)	0.87
Mohawk Industries, Inc.	(336)	(43,273)	0.46
Monro, Inc.	(557)	(39,915)	0.43
	Shares	Value	Percentage of Reference Entities
United States—(continued)
Moody’s Corp.	(122)	$ (19,338)	0.20
Pool Corp.	(373)	(55,916)	0.61
Portola Pharmaceuticals, Inc.	(2,662)	(72,140)	0.73
PriceSmart, Inc.	(886)	(54,267)	0.62
Sanderson Farms, Inc.	(851)	(104,758)	1.09
Scotts Miracle-Gro Co. (The)	(872)	(64,833)	0.64
Sensient Technologies Corp.	(1,411)	(88,583)	0.94
South State Corp.	(799)	(53,014)	0.57
Stanley Black & Decker, Inc.	(184)	(23,265)	0.23
Sterling Bancorp	(1,597)	(30,726)	0.32
Summit Materials, Inc.	(1,654)	(25,240)	0.26
Targa Resources Corp.	(1,590)	(68,386)	0.72
United Bankshares, Inc.	(759)	(26,846)	0.28
Universal Display Corp.	(902)	(93,655)	0.91
ViaSat, Inc.	(2,426)	(152,086)	1.60
Vulcan Materials Co.	(260)	(26,429)	0.28
Waste Connections, Inc.	(647)	(53,993)	0.56
Wayfair, Inc.	(445)	(48,710)	0.46
Welbilt, Inc.	(2,489)	(34,896)	0.35
Zayo Group Holdings, Inc.	(1,320)	(36,234)	0.39
		(4,236,560)
Total Equity Securities - Short		$ (9,594,886)
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Global Market Neutral Fund

B.
Securities Transactions and Investment Income — (continued)
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the
Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of
Invesco Global Market Neutral Fund

F.
Swap Agreements — (continued)
a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of
Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and
Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
G.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Market Neutral Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$157,955	$118,196	$—	$276,151
Austria	83,210	—	—	83,210
Canada	601,056	—	—	601,056
Denmark	118,038	96,731	—	214,769
Finland	287,384	—	—	287,384
France	86,853	181,745	—	268,598
Germany	260,122	—	—	260,122
Ireland	50,994	—	—	50,994
Japan	1,914,110	—	—	1,914,110
Netherlands	171,597	—	—	171,597
Norway	247,426	—	—	247,426
Puerto Rico	147,829	—	—	147,829
Singapore	—	119,747	—	119,747
Spain	75,826	—	—	75,826
Sweden	224,061	70,132	—	294,193
United Kingdom	595,408	60,378	—	655,786
United States	3,929,735	—	—	3,929,735
Money Market Funds	662,303	—	—	662,303
Total Investments in Securities	9,613,907	646,929	—	10,260,836
Other Investments - Assets*
Swap Agreements	—	28,013	—	28,013
Other Investments - Liabilities*
Swap Agreements	—	(313,925)	—	(313,925)
Total Other Investments	—	(285,912)	—	(285,912)
Total Investments	$9,613,907	$361,017	$—	$9,974,924
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
Value
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements — OTC	$28,013
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$28,013
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements — OTC	$(313,925)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(313,925)
Invesco Global Market Neutral Fund

Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$(59,977)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(167,675)
Total	$(227,652)
The table below summarizes the average notional values of derivatives held during the period.
Swap Agreements
Average notional value	$9,590,973
Invesco Global Market Neutral Fund

Invesco Global Targeted Returns Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GTR-QTR-1   01/19
Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–30.69%
Australia–0.45%
Alumina Ltd.	7,546	$13,329
Amcor Ltd.	4,387	43,594
BHP Group PLC	3,118	69,122
Metcash Ltd.	11,555	20,830
Newcrest Mining Ltd.	1,498	26,685
Nine Entertainment Co. Holdings Ltd.	7,155	7,567
Origin Energy Ltd.(a)	4,136	21,466
QBE Insurance Group Ltd.	4,760	37,212
Telstra Corp. Ltd.	7,638	17,289
Woodside Petroleum Ltd.	4,411	110,042
		367,136
Austria–0.03%
Verbund AG	549	28,039
Belgium–0.15%
Colruyt S.A.	828	59,461
UCB S.A.	683	59,132
		118,593
Brazil–0.12%
EZ Tec Empreendimentos e Participacoes S.A.	4,035	30,634
Kroton Educacional S.A.	4,200	13,163
Telefonica Brasil S.A., Preference Shares	3,687	49,221
		93,018
Canada–0.42%
Agnico Eagle Mines Ltd.	1,491	64,978
Barrick Gold Corp.	4,314	57,752
Canadian Natural Resources Ltd.	4,003	107,452
Goldcorp, Inc.	5,207	58,266
Methanex Corp.	458	24,993
PrairieSky Royalty Ltd.	2,054	29,670
		343,111
China–2.15%
51job, Inc., ADR(a)	917	63,860
Alibaba Group Holding Ltd., ADR(a)	632	106,486
Baidu, Inc., ADR(a)	1,164	200,941
Bank of China Ltd., Class H	168,000	78,140
Bitauto Holdings Ltd., ADR(a)	2,325	45,152
Changyou.com Ltd., ADR	224	4,536
China Communications Services Corp. Ltd., Class H	22,000	20,684
China Conch Venture Holdings Ltd.	12,500	41,655
China Mobile Ltd.	9,500	99,872
China Oilfield Services Ltd., Class H	48,000	47,607
Shares		Value
China–(continued)
China Pacific Insurance (Group) Co., Ltd., Class H	12,400	$43,887
China Resources Power Holdings Co. Ltd.	26,000	52,370
CNOOC Ltd.	75,000	125,396
Dongfeng Motor Group Co. Ltd., Class H	76,000	80,266
FIH Mobile Ltd.(a)	6,000	656
JD.Com, Inc., ADR(a)	5,913	146,938
Minth Group Ltd.	18,000	62,622
NetEase, Inc., ADR	574	144,608
Qingdao Port International Co., Ltd., Class H, REGS(a)(b)	71,000	44,154
Sohu.com Ltd., ADR(a)	232	4,802
Tencent Holdings Ltd.	7,200	323,948
		1,738,580
Denmark–0.43%
AP Moller - Maersk A/S, Class B	42	55,905
Carlsberg A/S, Class B	522	59,714
Dfds A/S	503	23,750
DSV A/S	413	32,929
GN Store Nord A/S	1,326	57,086
Novo Nordisk A/S, Class B	1,226	57,497
Royal Unibrew A/S	766	57,662
		344,543
Faroe Islands–0.03%
Bakkafrost P/F	488	25,343
Finland–0.50%
Nokia Oyj	17,768	112,017
Stora Enso Oyj, Class R	4,630	61,978
UPM-Kymmene Oyj	6,190	178,969
Valmet Corp.	2,389	53,732
		406,696
France–2.05%
Airbus S.E.	258	29,682
Altran Technologies S.A.	2,973	28,023
AXA S.A.	2,559	59,382
BNP Paribas S.A.	1,775	83,417
Capgemini SE	954	105,736
Carrefour S.A.	6,912	136,750
Cie Generale des Etablissements Michelin SCA	1,088	118,397
Dassault Aviation S.A.	28	41,695
Engie S.A.	3,846	61,671
L’Oreal S.A.	292	70,347
Nexity S.A.	167	7,799
Orange S.A.	11,948	185,726
Peugeot S.A.	2,821	71,179
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
France–(continued)
Safran S.A.	705	$92,645
Sanofi	518	44,954
Societe BIC S.A.	155	15,545
Teleperformance	364	62,620
TOTAL S.A.	7,994	439,014
		1,654,582
Germany–1.24%
Allianz S.E.	210	44,449
BASF S.E.	1,274	93,064
Bayer AG	4,414	334,460
Beiersdorf AG	134	13,390
Deutsche Post AG	5,335	157,302
Deutsche Telekom AG	7,153	116,178
HOCHTIEF AG	295	44,064
SAP S.E.	637	65,802
TAG Immobilien AG	2,323	58,602
Volkswagen AG, Preference Shares	457	77,740
		1,005,051
Hong Kong–0.63%
AIA Group Ltd.	18,800	168,902
CK Asset Holdings Ltd.	11,500	97,555
CK Hutchison Holdings Ltd.	13,500	137,184
Pacific Basin Shipping Ltd.	40,000	7,927
Standard Chartered PLC	11,000	90,345
Zhejiang Expressway Co., Ltd., Class H	6,000	6,147
		508,060
India–0.71%
Adani Ports & Special Economic Zone Ltd.	9,327	44,412
HDFC Bank Ltd., ADR	1,375	135,052
Housing Development Finance Corp. Ltd.	981	26,516
ICICI Bank Ltd., ADR	13,700	139,877
Infosys Ltd., ADR	10,312	111,370
UPL Ltd.	10,513	116,261
		573,488
Indonesia–0.07%
PT Bank Negara Indonesia (Persero) Tbk	80,500	52,284
Ireland–0.13%
AerCap Holdings N.V.(a)	320	15,123
CRH PLC	956	27,526
Kingspan Group PLC	1,448	59,169
		101,818
Israel–0.07%
Plus500 Ltd.	2,910	58,587
Italy–0.44%
Banco BPM S.p.A.(a)	26,636	51,573
Eni S.p.A.	4,434	75,143
Intesa Sanpaolo S.p.A.	60,443	138,006
Shares		Value
Italy–(continued)
Iren S.p.A.	4,675	$11,462
Telecom Italia S.p.A.(a)	135,270	75,247
		351,431
Japan–0.32%
INPEX Corp.	8,300	79,268
Mitsubishi Estate Co., Ltd.	1,300	22,968
NEXON Co., Ltd.(a)	1,100	16,784
Sumitomo Mitsui Financial Group, Inc.	1,700	63,131
Toyota Motor Corp.	1,300	79,884
		262,035
Malaysia–0.01%
British American Tobacco Malaysia Bhd.	900	8,512
Mexico–0.11%
Fibra Uno Administracion S.A. de C.V.	63,900	87,819
Netherlands–0.59%
ASM International N.V.	549	26,802
Heineken Holding N.V.	479	41,646
ING Groep N.V.	11,405	135,064
Koninklijke Ahold Delhaize N.V.	5,800	152,822
SBM Offshore N.V.	3,652	60,277
Wolters Kluwer N.V.	994	61,893
		478,504
Norway–0.48%
Equinor ASA	6,192	141,264
Leroy Seafood Group ASA	5,960	47,446
Orkla ASA	2,809	22,615
Salmar ASA	1,129	59,034
Telenor ASA	2,976	56,303
TGS NOPEC Geophysical Co. ASA	987	29,268
Yara International ASA	719	29,726
		385,656
Philippines–0.03%
Robinsons Retail Holdings, Inc.	13,650	23,051
Portugal–0.02%
NOS, SGPS S.A.	3,028	19,634
Russia–0.08%
Sberbank of Russia PJSC, ADR	4,927	66,884
Sberbank of Russia PJSC, ADR	6	82
		66,966
Singapore–0.19%
Parkway Life REIT	2,700	5,756
United Overseas Bank Ltd.	7,700	144,310
		150,066
South Africa–0.20%
Anglo American PLC	2,180	55,550
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
South Africa–(continued)
Naspers Ltd., Class N	386	$89,322
Old Mutual Ltd.	8,929	15,785
		160,657
South Korea–1.72%
E-MART Inc.	88	15,185
Hyundai Motor Co.	490	57,031
Hyundai Motor Co., Preference Shares	702	53,061
Hyundai Steel Co.	517	23,790
Kangwon Land, Inc.(a)	526	16,073
KB Financial Group Inc.	2,763	118,873
Korea Electric Power Corp.	3,611	111,967
LG Chem Ltd.	115	38,035
LG Corp.	1,216	84,917
POSCO	322	78,402
Samsung Electronics Co., Ltd.	10,295	430,156
Samsung Electronics Co., Ltd., Preference Shares	5,025	169,936
Samsung Fire & Marine Insurance Co., Ltd.	381	93,482
Shinhan Financial Group Co., Ltd.	2,550	98,719
		1,389,627
Spain–0.58%
Atresmedia Corp de Medios de Comunicacion S.A.	2,504	12,146
Banco Bilbao Vizcaya Argentaria, S.A.	8,398	49,696
Banco Santander S.A.	15,358	72,635
Bankia S.A.	15,243	44,316
CaixaBank, S.A.	33,167	125,202
Endesa, S.A.	2,531	63,212
Industria de Diseno Textil, S.A.	2,097	58,446
Mediaset Espana Comunicacion S.A.	2,115	14,888
Merlin Properties SOCIMI, S.A.	1,645	22,048
Neinor Homes, S.L.U., REGS(a)(b)	631	9,043
		471,632
Sweden–0.61%
Autoliv, Inc.	1,082	86,398
Axfood AB	1,506	26,364
Loomis AB, Class B	755	27,090
Sandvik AB	1,447	23,076
Securitas AB, Class B	3,666	58,962
SSAB AB, Class A	3,903	15,434
SSAB AB, Class B	10,308	34,585
Svenska Cellulosa AB SCA, Class B	6,874	60,365
Swedish Match AB	1,375	61,583
Telefonaktiebolaget LM Ericsson, Class B	5,348	47,633
Telia Co. AB	12,333	53,754
		495,244
Switzerland–1.29%
Adecco Group AG	555	27,754
Barry Callebaut AG	9	15,295
Shares		Value
Switzerland–(continued)
Flughafen Zurich AG	81	$14,295
Glencore PLC(a)	34,393	139,592
Novartis AG	2,156	188,162
Roche Holding AG	1,312	348,235
SGS S.A.	18	43,445
Sunrise Communications Group AG, REGS(a)(b)	726	61,204
UBS Group AG(a)	5,615	72,778
Zurich Insurance Group AG	420	131,926
		1,042,686
Taiwan–1.02%
Asustek Computer Inc.	13,000	100,797
Delta Electronics Inc.	21,000	103,964
Gigabyte Technology Co., Ltd.	14,000	18,755
Hon Hai Precision Industry Co., Ltd.	22,400	51,769
MediaTek Inc.	21,000	171,432
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	155,627
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,970	224,592
		826,936
Thailand–0.26%
Bangkok Bank PCL	8,800	62,369
Bangkok Bank PCL, NVDR	9,200	63,436
CPN Retail Growth Leasehold REIT	11,400	9,761
Kasikornbank PCL, NVDR	11,100	71,214
		206,780
United Arab Emirates–0.04%
Borr Drilling Ltd.(a)	10,967	28,087
United Kingdom–10.64%
Aviva PLC	49,833	270,962
Babcock International Group PLC	13,396	93,263
BAE Systems PLC	55,837	374,821
Balfour Beatty PLC	13,610	48,911
Barclays PLC	114,948	238,481
BCA Marketplace PLC	23,843	62,701
Beazley PLC	15,377	99,632
BP PLC	115,823	790,101
British American Tobacco PLC	10,079	355,211
British Land Co. PLC (The)	11,895	89,459
BT Group PLC	59,389	181,027
BTG PLC(a)	7,311	79,781
Bunzl PLC	1,988	62,579
Capita PLC(a)	38,263	58,266
Centrica PLC	31,527	56,402
Dairy Crest Group PLC	5,517	34,979
Derwent London PLC	2,875	122,138
Drax Group PLC	6,936	36,553
easyJet PLC	13,815	229,034
Essentra PLC	12,607	61,677
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
United Kingdom–(continued)
Evraz PLC	8,262	$53,987
G4S PLC	68,817	176,504
GlaxoSmithKline PLC	10,658	207,051
Grafton Group PLC(c)	994	9,576
Hikma Pharmaceuticals PLC	2,724	57,540
Hiscox Ltd.	6,185	115,032
Howden Joinery Group PLC	2,544	16,880
HSBC Holdings PLC	10,400	88,144
Imperial Brands PLC	5,569	184,433
Inchcape PLC	1,618	12,160
International Consolidated Airlines Group, S.A.	6,820	57,641
International Consolidated Airlines Group, S.A.	14,135	119,394
Intertek Group PLC	153	9,849
J Sainsbury PLC	23,029	86,144
Lancashire Holdings Ltd.	8,186	60,555
Legal & General Group PLC	90,391	307,862
Marks & Spencer Group PLC	50,718	192,115
Melrose Industries PLC	29,355	65,086
Moneysupermarket.com Group PLC	3,063	12,173
N Brown Group PLC	9,427	10,806
National Grid PLC	5,104	55,486
NewRiver REIT PLC	35,280	102,032
Next PLC	3,421	217,484
PageGroup PLC	4,531	26,244
Pearson PLC	4,706	55,922
Persimmon PLC	1,122	34,951
Phoenix Group Holdings PLC	1,839	15,312
Provident Financial PLC(a)	9,823	67,717
RELX PLC	3,064	67,776
Rentokil Initial PLC	12,768	56,436
Rightmove PLC	3,957	24,497
Rio Tonto PLC	1,117	61,777
Rolls-Royce Holdings PLC(a)	33,542	389,649
Royal Bank of Scotland Group PLC (The)	92,633	292,687
Royal Dutch Shell PLC, Class A	17,143	531,735
Royal Dutch Shell PLC, Class A	7,041	218,241
Royal Dutch Shell PLC, Class B	3,090	96,120
RSA Insurance Group PLC	15,548	104,689
Smith & Nephew PLC	2,170	40,843
SSP Group PLC	1,628	14,234
Stagecoach Group PLC	24,684	50,053
Standard Chartered PLC	3,090	24,880
TalkTalk Telecom Group PLC	33,564	49,129
Tate & Lyle PLC	6,661	60,090
Tesco PLC	71,915	210,436
Thomas Cook Group PLC	122,786	55,819
TP ICAP PLC	7,868	32,507
Unilever N.V.	1,132	60,437
Vectura Group PLC(a)	18,604	18,130
Vodafone Group PLC	150,193	273,577
Shares			Value
United Kingdom–(continued)
WH Smith PLC		728	$18,658
Whitbread PLC		1,068	68,456
WM Morrison Supermarkets PLC		3,027	9,300
			8,594,214
United States–2.83%
Allergan PLC		287	41,322
Altria Group, Inc.		2,655	131,024
American Express Co.		589	60,490
Amgen, Inc.		248	46,403
Anthem, Inc.		129	39,087
AO Smith Corp.		900	43,074
Aon PLC		257	40,151
Apache Corp.		870	28,553
Baker Hughes, a GE Co.		4,431	104,439
Berkshire Hathaway, Inc., Class B(a)		274	56,318
Biogen, Inc.(a)		96	32,043
Booking Holdings, Inc.(a)		14	25,659
Broadcom, Inc.		256	68,672
Chevron Corp.		1,051	120,497
Citigroup, Inc.		2,507	161,601
eBay, Inc.(a)		700	23,555
First Republic Bank		941	90,929
Gilead Sciences, Inc.		1,164	81,492
JPMorgan Chase & Co.		919	95,117
Las Vegas Sands Corp.		2,186	127,575
Markel Corp.(a)		50	52,676
Mastercard, Inc., Class A		102	21,535
Microsoft Corp.		300	31,329
Nasdaq, Inc.		1,016	89,449
National Oilwell Varco, Inc.		2,280	67,214
Newmont Mining Corp.		1,574	53,689
Pfizer Inc.		2,081	88,339
Samsonite International S.A.(a)(b)		9,600	28,199
TE Connectivity Ltd.		878	71,074
Texas Instruments, Inc.		783	78,832
United Rentals Inc.(a)		179	22,422
United Technologies Corp.		1,150	135,781
Wells Fargo & Co.		1,835	89,750
Williams-Sonoma, Inc.		752	40,931
			2,289,221
Zambia–0.05%
First Quantum Minerals Ltd.		3,469	40,156
Total Common Stocks & Other Equity Interests (Cost $24,673,358)			24,797,843
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–13.17%(d)
Belgium–0.16%
Solvay Finance S.A., REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.87%, (b)(e)	EUR	100,000	127,499
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount		Value
Canada–0.04%
Parkland Fuel Corp., Sr. Unsec. Gtd. Notes, 5.63%, 05/09/2025	CAD	40,000	$29,491
France–0.73%
Burger King France S.A.S., Sr. Sec. Gtd. Floating Rate Bonds, 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(b)(f)	EUR	100,000	115,955
Electricite de France S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.88% (b)(e)	GBP	100,000	126,977
La Financiere Atalian S.A.S., Sr. Sec. Gtd. Bonds, 6.63%, 05/15/2025(b)	GBP	100,000	99,354
Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88% (b)(e)	GBP	100,000	139,903
Picard Groupe S.A.S., Sr. Sec. Gtd. Floating Rate Bonds, 3.00% (3 mo. EURIBOR + 3.00%), 11/30/2023(b)(f)	EUR	100,000	110,398
			592,587
Germany–0.40%
CBR Fashion Finance B.V., Sr. Sec. Gtd. Bonds, 5.13%, 10/01/2022(b)	EUR	100,000	98,497
Deutsche Bank AG, REGS, Jr. Unsec. Sub. Euro Notes, 7.13% (b)(e)	GBP	100,000	111,581
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 4.63%, 02/15/2026(b)	EUR	90,000	110,933
			321,011
Israel–0.15%
Teva Pharmaceutical Finance Netherlands II B.V., Sr. Unsec. Gtd. Notes, 4.50%, 03/01/2025(b)	EUR	100,000	119,384
Italy–0.25%
Pro-Gest S.p.A., Sr. Unsec. Bonds, 3.25%, 12/15/2024(b)	EUR	100,000	104,277
Wind Tre S.p.A., Sr. Sec. Gtd. Floating Rate First Lien Notes, 2.75% (3 mo. EURIBOR + 2.75%), 01/20/2024(b)(f)	EUR	100,000	102,648
			206,925
Japan–0.14%
SoftBank Group Corp., REGS, Sr. Unsec. Gtd. Euro Notes, 3.13%, 09/19/2025(b)	EUR	100,000	111,119
Mexico–3.89%
Mexican Bonos,
Series M, Sr. Unsec. Bonds,
6.50%, 06/09/2022	MXN	32,800,000	1,630,596
8.00%, 12/07/2023	MXN	26,300,000	1,364,468
7.50%, 06/03/2027	MXN	1,500,000	74,095
Petroleos Mexicanos, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.25%, 06/02/2022(b)	GBP	50,000	72,679
			3,141,838
	Principal Amount		Value
Netherlands–0.12%
HEMA Bondco I B.V., Sr. Sec. Gtd. Floating Rate Bonds, 6.25% (3 mo. EURIBOR + 6.25%), 07/15/2022(b)(f)	EUR	100,000	$97,870
Poland–3.54%
Republic of Poland Government Bond,
Series 0726, Unsec. Bonds, 2.50%, 07/25/2026	PLN	10,682,000	2,856,712
Series 0727, Unsec. Bonds, 2.50%, 07/25/2027	PLN	7,000	1,862
			2,858,574
Portugal–0.09%
Portugal Obrigacoes do Tesouro OT, REGS, Sr. Unsec. Euro Bonds, 2.88%, 10/15/2025(b)	EUR	60,000	77,530
South Africa–0.24%
Republic of South Africa Government Bond, Series 2048, Unsec. Bonds, 8.75%, 02/28/2048	ZAR	2,800,000	193,496
Spain–0.59%
Caixabank, S.A. (Spain), REGS, Jr. Unsec. Sub. Euro Bonds, 6.75% (b)(e)	EUR	200,000	239,561
Naviera Armas, S.A., Sr. Sec. Gtd. Floating Rate Bonds, 6.50% (3 mo. EURIBOR + 6.50%), 07/31/2023(b)(f)	EUR	100,000	112,263
Spain Government Bond, REGS, Sr. Unsec. Euro Bonds, 1.95%, 04/30/2026(b)	EUR	55,000	67,986
Spain Government Inflation Linked Bond, REGS, Sr. Unsec. Euro Bonds, 0.55%, 11/30/2019(b)	EUR	52,023	60,387
			480,197
United Kingdom–2.83%
Barclays Bank PLC, Series RCI, REGS, Jr. Unsec. Sub. Euro Bonds, 14.00% (b)(e)	GBP	100,000	136,901
Boparan Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.50%, 07/15/2021(b)	GBP	100,000	99,840
BP Capital Markets PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 1.18%, 08/12/2023(b)	GBP	100,000	128,785
Centrica PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 5.25%, 04/10/2075(b)	GBP	100,000	132,500
CYBG PLC, REGS, Unsec. Sub. Euro Bonds, 5.00%, 02/09/2026(b)	GBP	100,000	129,017
Fidelity International Ltd., REGS, Sr. Unsec. Medium-Term Euro Notes, 6.75%, 10/19/2020(b)	GBP	50,000	70,457
InterContinental Hotels Group PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.13%, 08/24/2026(b)	GBP	100,000	123,392
Lloyds Banking Group PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 7.88% (b)(e)	GBP	200,000	288,430
Marks & Spencer PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 4.75%, 06/12/2025(b)	GBP	100,000	137,873
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount		Value
United Kingdom–(continued)
Nationwide Building Society, REGS, Jr. Unsec. Sub. Notes, 10.25% (b)(e)	GBP	68,000	$127,763
NatWest Markets PLC, Series 352, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.20% (e)	GBP	13,000	17,895
Next PLC, REGS, Sr. Unsec. Euro Bonds, 3.63%, 05/18/2028(b)	GBP	100,000	131,475
RAC Bond Co. PLC, REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 4.87%, 05/06/2026(b)	GBP	100,000	125,352
RL Finance Bonds No. 3 PLC, REGS, Unsec. Gtd. Sub. Euro Bonds, 6.13%, 11/13/2028(b)	GBP	100,000	146,521
Tesco Property Finance 2 PLC, REGS, Sr. Sec. First Lien Mortgage-Backed Euro Bonds, 6.05%, 10/13/2039(b)	GBP	42,788	67,279
Travis Perkins PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 4.50%, 09/07/2023(b)	GBP	100,000	132,322
United Kingdom Gilt Inflation-Linked, REGS, Unsec. Bonds, 0.13%, 03/22/2026(b)	GBP	22,041	33,725
Virgin Media Secured Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 03/28/2029(b)	GBP	100,000	135,324
Vodafone Group PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 3.38%, 08/08/2049(b)	GBP	100,000	119,143
			2,283,994
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,656,151)			10,641,515
U.S. Dollar Denominated Bonds & Notes–10.20%
Argentina–0.17%
Transportadora de Gas del Sur S.A., Sr. Unsec. Notes, 6.75%, 05/02/2025(b)		$150,000	140,595
Australia–0.02%
Nufarm Australia Ltd./Nufarm Americas Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)		16,000	14,880
Brazil–0.33%
MARB BondCo PLC, Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2024(b)		200,000	196,150
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes,
8.75%, 05/23/2026		25,000	29,389
5.75%, 02/01/2029		39,000	38,251
			263,790
Canada–0.40%
1011778 BC ULC/ New Red Finance, Inc., Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)		32,000	30,960
Air Canada, Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)		25,000	26,781
Principal Amount		Value
Canada–(continued)
Bombardier, Inc., Sr. Unsec. Notes,
8.75%, 12/01/2021(b)	$14,000	$14,935
5.75%, 03/15/2022(b)	18,000	17,235
6.13%, 01/15/2023(b)	25,000	24,141
7.50%, 03/15/2025(b)	18,000	17,437
Hulk Finance Corp., Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	64,000	59,373
Mercer International Inc., Sr. Unsec. Global Notes,
6.50%, 02/01/2024	22,000	22,338
5.50%, 01/15/2026	10,000	9,325
Parkland Fuel Corp., Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	23,000	22,080
Precision Drilling Corp., Sr. Unsec. Gtd. Global Notes,
6.50%, 12/15/2021	7,440	7,217
5.25%, 11/15/2024	15,000	12,938
Taseko Mines Ltd., Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	22,000	19,635
Teck Resources Ltd., Sr. Unsec. Notes, 6.13%, 10/01/2035	33,000	34,650
		319,045
France–0.26%
BNP Paribas S.A., REGS, Jr. Unsec. Sub. Euro Notes, 7.38% (b)(e)	200,000	207,956
Germany–0.21%
Allianz S.E., Series DIP, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 3.88% (b)(e)	200,000	172,266
Israel–0.03%
Teva Pharmaceutical Finance IV, B.V., Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	25,000	24,163
Italy–0.26%
Telecom Italia Capital S.A., Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	7,000	6,391
7.20%, 07/18/2036	16,000	15,525
Telecom Italia S.p.A., Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	200,000	190,750
		212,666
Luxembourg–0.35%
Altice Financing S.A., Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	200,000	190,000
Intelsat Jackson Holdings S.A., Sr. Unsec. Gtd. Global Bonds,
5.50%, 08/01/2023	76,000	69,445
8.50%, 10/15/2024(b)	23,000	23,345
		282,790
Spain–0.17%
Telefonica Emisiones S.A.U, Sr. Unsec. Gtd. Global Notes, 4.90%, 03/06/2048	150,000	140,969
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United Kingdom–0.63%
Barclays Bank PLC, Jr. Unsec. Sub. Euro Bonds, 2.75%, (e)	$20,000	$15,150
HSBC Holdings PLC, Jr. Unsec. Sub. Global Bonds, 6.00% (e)	200,000	192,795
Royal Bank of Scotland Group PLC (The), Jr. Unsec. Sub. Bonds,
7.50% (e)	200,000	205,000
5.12% (3 mo. USD LIBOR + 2.32%) (e)(f)	100,000	94,500
		507,445
United States–7.30%
Acrisure LLC/Acrisure Finance Inc., Sr. Sec. Notes, 8.13%, 02/15/2024(b)	4,000	4,076
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	15,000	15,563
Albertsons Cos. LLC/Safeway Inc./New Albertson’s L.P./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes,
6.63%, 06/15/2024	31,000	30,690
7.50%, 03/15/2026(b)	17,000	17,085
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	30,000	31,462
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
5.75%, 06/15/2025	40,000	37,046
5.88%, 11/15/2026	30,000	27,075
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	30,000	29,850
Amerigas Partners L.P./Amerigas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	40,000	39,612
Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/2045	50,000	45,997
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	15,000	14,700
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	28,000	30,065
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	36,000	35,190
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	22,000	21,654
Bausch Health Cos. Inc., Sr. Unsec. Gtd. Notes,
6.13%, 04/15/2025(b)	65,000	61,587
5.50%, 11/01/2025(b)	21,000	21,023
9.25%, 04/01/2026(b)	14,000	15,085
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
8.75%, 03/15/2022	25,000	26,200
6.75%, 03/15/2025	40,000	35,950
5.88%, 10/15/2027	6,000	5,130
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	50,000	47,875
Principal Amount		Value
United States–(continued)
Booking Holdings, Inc., Sr. Unsec. Global Notes, 3.60%, 06/01/2026	$100,000	$98,636
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 04/01/2026	20,000	20,500
6.00%, 08/15/2026	12,000	12,075
Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	22,000	20,955
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	10,000	8,050
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	35,000	35,350
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes,
5.75%, 09/01/2023	20,000	20,450
5.75%, 02/15/2026(b)	64,000	65,280
5.13%, 05/01/2027(b)	100,000	97,000
Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	16,000	16,625
CenturyLink, Inc., Series S, Sr. Unsec. Notes,
6.45%, 06/15/2021	18,000	18,365
7.50%, 04/01/2024	30,000	30,487
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	20,000	20,925
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes,
7.00%, 07/15/2024(b)	40,000	34,700
8.00%, 10/15/2025(b)	6,000	5,235
Citigroup, Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	16,000	15,984
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes,
7.63%, 03/15/2020	30,000	30,075
6.50%, 11/15/2022	19,000	19,523
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	56,000	55,580
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	40,000	38,800
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	16,000	15,340
Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	49,000	46,917
Coty, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/2026(b)	70,000	63,175
Crown Americas LLC/Crown Americas Capital Corp. V, Sr. Unsec. Gtd. Global Notes, 4.25%, 09/30/2026	20,000	19,075
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	84,000	88,435
Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	25,000	24,625
DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	10,000	9,663
Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	29,000	30,606
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	$12,000	$7,500
Discover Financial Services, Series C, Jr. Unsec. Sub. Global Notes, 5.50% (e)	21,000	19,167
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	96,000	79,920
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(g)	45,000	45,112
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	50,000	53,500
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25% (e)	12,000	10,818
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	25,000	24,938
EnPro Industries, Inc., Sr. Unsec. Notes, 5.75%, 10/15/2026(b)	15,000	14,963
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	3,000	2,235
7.75%, 02/01/2026	45,000	36,366
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	35,000	28,175
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	12,000	12,444
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes,
6.50%, 05/01/2021	34,000	30,005
6.75%, 06/15/2023	6,000	5,273
First Data Corp., Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	30,000	30,937
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	28,000	26,670
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	19,000	15,913
Freeport-McMoRan, Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	59,000	52,510
Frontier Communications Corp., Sr. Unsec. Global Notes,
10.50%, 09/15/2022	51,000	36,561
11.00%, 09/15/2025	27,000	17,550
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(b)	23,000	22,971
Gray Television Inc., Sr. Unsec. Notes, 7.00%, 05/15/2027(b)	13,000	13,547
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	35,000	33,075
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	39,000	38,269
HCA, Inc., Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	61,000	64,584
5.88%, 02/15/2026	35,000	37,012
5.38%, 09/01/2026	10,000	10,288
5.50%, 06/15/2047	28,000	29,240
Principal Amount		Value
United States–(continued)
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	$37,000	$34,687
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	36,000	38,610
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	12,000	11,974
Hewlett Packard Enterprise Co., Sr. Unsec. Global Notes, 4.90%, 10/15/2025	50,000	52,387
Hillman Group, Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	53,000	43,460
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	39,000	39,097
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	21,000	21,315
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	44,000	44,220
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	50,000	53,125
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	35,000	32,812
Iron Mountain Inc., Sr. Unsec. Sub. Gtd. Notes, 5.25%, 03/15/2028(b)	8,000	7,480
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	35,000	33,469
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	27,000	25,811
J. C. Penney Corp., Inc., Sec. Gtd. Second Lien Notes,
8.63%, 03/15/2025(b)	50,000	28,375
6.38%, 10/15/2036	50,000	16,250
7.40%, 04/01/2037	50,000	18,500
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	58,000	56,550
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	39,000	37,830
JBS USA Lux S.A./JBS USA Finance, Inc., REGS, Sr. Unsec. Gtd. Euro Notes, 5.75%, 06/15/2025(b)	45,000	45,056
KB Home, Sr. Unsec. Gtd. Notes, 8.00%, 03/15/2020	11,000	11,481
Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	60,000	57,825
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	16,000	15,540
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	35,000	31,237
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/01/2035	30,000	25,875
Lennar Corp., Sr. Unsec. Gtd. Global Notes,
4.75%, 11/15/2022	25,000	25,188
5.25%, 06/01/2026	10,000	9,788
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	$31,000	$30,157
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2024(b)	29,000	29,362
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	17,000	16,469
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	32,000	31,546
Mattel, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	15,000	14,213
MEDNAX Inc., Sr. Unsec. Notes, 6.25%, 01/15/2027(b)	36,000	36,225
Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	59,000	60,917
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	21,000	20,895
Meritor, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	35,000	35,350
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	35,000	33,075
Microsoft Corp., Sr. Unsec. Global Bonds, 2.40%, 08/08/2026	80,000	76,408
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	27,000	26,879
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	50,000	48,800
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	20,000	20,800
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	35,000	32,812
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	28,000	27,720
Navient Corp., Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/2020	25,000	26,094
7.25%, 01/25/2022	25,000	26,031
7.25%, 09/25/2023	12,000	12,225
Netflix, Inc., Sr. Unsec. Global Notes,
5.75%, 03/01/2024	12,000	12,540
5.88%, 11/15/2028(b)	22,000	22,358
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	45,000	38,025
Novelis Corp., Sr. Unsec. Gtd. Notes,
6.25%, 08/15/2024(b)	50,000	50,625
5.88%, 09/30/2026(b)	4,000	3,875
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 01/15/2027	15,000	15,847
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	35,000	34,781
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	9,000	8,730
Parsley Energy, LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes,
6.25%, 06/01/2024(b)	19,000	19,520
5.63%, 10/15/2027(b)	15,000	14,944
Principal Amount		Value
United States–(continued)
Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/16/2026	$51,000	$50,044
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13% (e)	25,000	22,443
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	34,000	30,855
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	27,000	27,067
Prime Security Services Borrower LLC/ Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	43,000	45,580
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.63%, 03/01/2026	13,000	12,545
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	34,000	30,940
Rayonier AM Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	55,000	49,860
Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	60,000	61,462
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	20,000	20,100
Schweitzer-Mauduit International, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 10/01/2026(b)	30,000	28,875
Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	30,000	31,650
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	40,000	39,200
Sirius XM Radio, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	30,000	29,844
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes,
7.50%, 04/01/2026	22,000	22,770
7.75%, 10/01/2027	15,000	15,525
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	35,000	34,660
Sprint Capital Corp., Unsec. Gtd. Global Notes, 8.75%, 03/15/2032	4,000	4,400
Sprint Communications, Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	40,000	46,550
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.88%, 09/15/2023	85,000	90,525
7.63%, 02/15/2025	6,000	6,287
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	17,000	16,448
Standard Industries Inc., Sr. Unsec. Notes, 6.00%, 10/15/2025(b)	24,000	24,270
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	29,000	28,637
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	$30,000	$29,175
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023	22,000	21,725
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
8.88%, 04/15/2021(b)	25,000	25,625
6.75%, 07/01/2025(b)	14,000	13,020
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.13%, 02/01/2025	14,000	13,825
5.88%, 04/15/2026(b)	15,000	15,206
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	30,000	29,850
Tempo Acquisition LLC/Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	24,000	23,820
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	61,000	60,161
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	34,000	32,937
Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	57,000	52,582
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	64,000	67,840
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 05/15/2025	56,000	54,530
6.25%, 03/15/2026(b)	28,000	28,490
6.38%, 06/15/2026	9,000	8,696
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	49,000	39,935
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	24,000	24,748
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	18,000	16,385
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes,
4.88%, 04/01/2021	12,000	11,160
7.75%, 08/15/2025	42,000	35,910
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/2025	35,000	35,525
6.50%, 12/15/2026	9,000	9,371
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	58,000	55,808
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	30,000	30,631
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	12,000	12,210
Principal Amount		Value
United States–(continued)
Walmart, Inc., Sr. Unsec. Notes, 2.65%, 12/15/2024	$100,000	$99,234
Walt Disney Co. (The), Sr. Unsec. Global Notes, 3.00%, 02/13/2026	50,000	49,441
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	17,000	16,605
WellCare Health Plans, Inc., Sr. Unsec. Notes,
5.25%, 04/01/2025	25,000	25,594
5.38%, 08/15/2026(b)	15,000	15,375
Western Digital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 02/15/2026	30,000	27,975
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	25,000	24,813
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	47,000	47,813
William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	8,000	7,340
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	40,000	39,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., REGS, Sr. Unsec. Gtd. Euro Notes, 5.25%, 05/15/2027(b)	25,000	23,406
		5,897,052
Zambia–0.07%
First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	60,000	59,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,571,129)		8,243,579
U.S. Treasury Securities–0.96%
U.S. Treasury Inflation — Indexed Bonds–0.11%
0.75%, 07/15/2028	89,314(h)	90,473
U.S. Treasury Inflation — Indexed Notes–0.12%
0.13%, 04/15/2021	99,284(h)	98,115
U.S. Treasury Notes–0.73%
2.25%, 02/29/2020	586,667	588,191
Total U.S. Treasury Securities (Cost $775,265)		776,779
Shares
Preferred Stock–0.05%
United States–0.05%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd. (Cost 38,100)	30	38,466

Money Market Funds–32.78%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(i)	6,621,862	6,621,862
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(i)	5,158,183	5,159,215
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.52%(i)	7,139,101	7,139,100
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value

Invesco Treasury Portfolio, Institutional Class, 2.29%(i)	7,567,842	$7,567,842
Total Money Market Funds (Cost $26,487,777)		26,488,019
Options Purchased – 7.54%
(Cost $5,998,008)		6,097,749
TOTAL INVESTMENTS IN SECURITIES—95.39% (Cost $77,199,788)		77,083,950
OTHER ASSETS LESS LIABILITIES–4.61%		3,723,234
NET ASSETS–100.00%		$80,807,184
Investment Abbreviations:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
Conv.	– Convertible
Deb.	– Debentures
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
PLN	– Poland Zloty
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $8,596,071, which represented 10.64% of the Fund’s Net Assets.

(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
Euro Stoxx Banks Index	Call	Goldman Sachs International	12/20/2019	4	EUR	105.00	EUR	21,000	$391
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	91	EUR	105.00	EUR	477,750	8,888
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	06/21/2019	291	EUR	120.00	EUR	1,746,000	1,298
Euro Stoxx Banks Index	Call	Bank of America, N.A.	12/20/2019	53	EUR	105.00	EUR	278,250	5,176
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	236	EUR	95.00	EUR	1,121,000	55,837
Euro Stoxx Banks Index	Call	Goldman Sachs International	06/21/2019	291	EUR	120.00	EUR	1,746,000	1,298
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	40	EUR	110.00	EUR	220,000	2,472
Euro Stoxx Banks Index	Call	UBS AG	12/20/2019	34	EUR	105.00	EUR	178,500	3,321
Euro Stoxx Banks Index	Call	UBS AG	12/20/2019	80	EUR	95.00	EUR	380,000	18,928
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	104	GBP	7,050.00	GBP	7,332,000	134,297
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	93	GBP	7,050.00	GBP	6,556,500	120,093
S&P 500 Index	Call	Nomura International PLC	06/21/2019	75	USD	2,925.00	USD	21,937,500	128,345
S&P 500 Index	Call	Nomura International PLC	04/18/2019	35	USD	2,735.00	USD	9,572,500	198,800
S&P 500 Index	Call	Bank of America, N.A.	04/18/2019	72	USD	2,750.00	USD	19,800,000	354,692
Subtotal — Index Call Options Purchased				1,499					1,033,836
Equity Risk
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	82	EUR	95.00	EUR	389,500	59,591
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	06/21/2019	268	EUR	105.00	EUR	1,407,000	277,085
Euro Stoxx Banks Index	Put	UBS AG	06/21/2019	212	EUR	95.00	EUR	1,007,000	118,068
Euro Stoxx Banks Index	Put	Goldman Sachs International	12/20/2019	6	EUR	95.00	EUR	28,500	4,360
Euro Stoxx Banks Index	Put	Goldman Sachs International	06/21/2019	268	EUR	105.00	EUR	1,407,000	277,085
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	39	EUR	100.00	EUR	195,000	36,305
Euro Stoxx Banks Index	Put	UBS AG	12/20/2019	30	EUR	95.00	EUR	142,500	21,801
Euro Stoxx Banks Index	Put	Bank of America, N.A.	12/20/2019	44	EUR	95.00	EUR	209,000	31,975
Euro Stoxx Banks Index	Put	UBS AG	12/20/2019	79	EUR	85.00	EUR	335,750	32,728
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	234	EUR	85.00	EUR	994,500	96,942
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,100.00	USD	420,000	6,295
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	1,300.00	USD	650,000	935
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,900.00	USD	1,140,000	10,410
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,000.00	USD	400,000	4,705
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,800.00	USD	360,000	2,521
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,250.00	USD	450,000	9,545
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	2,400.00	USD	960,000	28,846
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	USD	510,000	21,023
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,600.00	USD	640,000	2,525
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,700.00	USD	340,000	1,801
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	1,400.00	USD	420,000	867
S&P 500 Index	Put	UBS AG	12/20/2019	7	USD	1,500.00	USD	1,050,000	3,028
Subtotal — Index Put Options Purchased				1,303					1,048,441
Total Index Options Purchased				2,802					$2,082,277
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	798,368	$ 14,523
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	14,432
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	AUD	1,021,194	18,576
AUD versus USD	Call	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,198,539	27,372
AUD versus USD	Call	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,019,504	23,283
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.72	AUD	990,746	22,626
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	793,389	18,119
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	396,694	9,060
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	595,042	13,589
AUD versus USD	Call	Morgan Stanley & Co. LLC	12/09/2019	USD	0.73	AUD	82,280	2,119
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	11,223
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	1,166,000	22,442
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	11,223
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	11,223
USD versus CAD	Call	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	728,000	14,014
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	727,977	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	21,073
USD versus CAD	Call	Goldman Sachs International	12/09/2019	CAD	1.33	USD	558,330	10,171
USD versus GBP	Call	Deutsche Bank AG	04/29/2019	GBP	1.38	USD	100,000	413
USD versus INR	Call	J.P. Morgan Chase Bank, N.A.	02/12/2019	INR	75.00	USD	1,826,419	22
USD versus INR	Call	J.P. Morgan Chase Bank, N.A.	02/12/2019	INR	75.00	USD	1,826,419	22
USD versus INR	Call	J.P. Morgan Chase Bank, N.A.	02/12/2019	INR	75.00	USD	1,826,419	22
Subtotal — Foreign Currency Call Options Purchased								393,135
Currency Risk
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	798,368	15,858
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	793,388	15,759
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.73	AUD	1,021,194	20,284
AUD versus USD	Put	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,198,539	23,060
AUD versus USD	Put	Citibank, N.A.	09/12/2019	USD	0.72	AUD	1,019,504	19,616
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.72	AUD	990,746	19,062
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	793,389	15,265
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	396,694	7,633
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	09/12/2019	USD	0.73	AUD	595,042	11,449
AUD versus USD	Put	Morgan Stanley & Co. LLC	12/09/2019	USD	0.73	AUD	82,280	1,935
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	12,206
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	1,166,000	24,421
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	12,206
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	583,000	12,206
USD versus CAD	Put	Bank of America, N.A.	08/28/2019	CAD	1.31	USD	728,000	15,257
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	727,977	11,225
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	11,225
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	$11,225
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	11,225
USD versus CAD	Put	Bank of America, N.A.	09/12/2019	CAD	1.29	USD	728,000	11,232
USD versus CAD	Put	Goldman Sachs International	12/09/2019	CAD	1.33	USD	558,330	20,817
Subtotal — Foreign Currency Put Options Purchased								350,443
Total Foreign Currency Options Purchased								$743,578
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.05%	Receive	3 Month USD LIBOR	Quarterly	06/15/2028	$3,739,083	$222,525
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.06	Receive	3 Month USD LIBOR	Quarterly	06/19/2028	3,739,083	223,243
10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.98	Receive	3 Month USD LIBOR	Quarterly	07/19/2028	5,471,000	311,540
10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.99	Receive	3 Month USD LIBOR	Quarterly	07/17/2028	4,968,000	284,129
10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.99	Receive	3 Month USD LIBOR	Quarterly	07/18/2028	5,087,000	291,770
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.36	Receive	3 Month USD LIBOR	Quarterly	10/11/2028	2,532,400	182,146
10 Year Interest Rate Swap	Call	Citibank, N.A.	2.99	Receive	3 Month USD LIBOR	Quarterly	07/11/2028	2,133,000	121,917
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.01	Receive	3 Month USD LIBOR	Quarterly	07/10/2028	2,100,000	121,362
10 Year Interest Rate Swap	Call	Citibank, N.A.	2.98	Receive	3 Month USD LIBOR	Quarterly	07/11/2028	2,100,000	119,273
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.08	Receive	3 Month USD LIBOR	Quarterly	07/24/2028	4,165,000	251,637
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.07	Receive	3 Month USD LIBOR	Quarterly	07/25/2028	4,503,000	270,459
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.32	Receive	3 Month USD LIBOR	Quarterly	10/16/2028	2,215,850	155,513
10 Year Interest Rate Swap	Call	Morgan Stanley & Co. LLC	3.32	Receive	3 Month USD LIBOR	Quarterly	10/12/2028	949,650	66,668
10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.12	Receive	3 Month USD LIBOR	Quarterly	09/13/2028	2,960,000	183,995
10 Year Interest Rate Swap	Call	Societe Generale	3.38	Receive	3 Month USD LIBOR	Quarterly	10/10/2028	633,100	46,152
10 Year Interest Rate Swap	Call	Societe Generale	3.10	Receive	3 Month USD LIBOR	Quarterly	07/27/2028	2,341,000	144,053
10 Year Interest Rate Swap	Call	Societe Generale	3.10	Receive	3 Month USD LIBOR	Quarterly	07/26/2028	4,503,000	275,310
Subtotal — Interest Rate Call Swaptions Purchased									3,271,692
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Interest Rate Risk
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.24%	Pay	3 Month USD LIBOR	Quarterly	02/11/2019	$9,801,045	$—
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.18	Pay	3 Month USD LIBOR	Quarterly	02/13/2019	9,549,955	—
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.41	Pay	3 Month USD LIBOR	Quarterly	04/24/2019	2,050,000	26
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.41	Pay	3 Month USD LIBOR	Quarterly	04/25/2019	1,453,457	19
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.35	Pay	3 Month USD LIBOR	Quarterly	04/26/2019	1,443,980	30
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.38	Pay	3 Month USD LIBOR	Quarterly	04/29/2019	1,443,980	28
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.29	Pay	3 Month USD LIBOR	Quarterly	03/13/2019	1,486,000	1
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.39	Pay	3 Month USD LIBOR	Quarterly	04/30/2019	1,436,518	27
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.43	Pay	3 Month USD LIBOR	Quarterly	04/30/2019	1,320,850	20
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.45	Pay	3 Month USD LIBOR	Quarterly	05/02/2019	1,455,174	21
5 Year Interest Rate Swap	Put	Citibank, N.A.	3.46	Pay	3 Month USD LIBOR	Quarterly	05/02/2019	1,492,487	20
5 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.46	Pay	3 Month USD LIBOR	Quarterly	05/07/2019	592,554	10
Subtotal — Interest Rate Put Swaptions Purchased									202
Total Interest Rate Swaptions Purchased									$3,271,894
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Over-The-Counter Index Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Euro Stoxx Banks Index	Call	J.P. Morgan Chase Bank, N.A.	06/21/2019	582	EUR	120.00	$(3,346)	EUR	3,492,000	$(2,596)	$750
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	52	GBP	6,850.00	(103,681)	GBP	3,562,000	(133,830)	(30,149)
FTSE 100 Index	Call	Barclays Bank PLC	04/18/2019	46	GBP	6,850.00	(130,477)	GBP	3,151,000	(118,388)	12,089
NASDAQ 100 Index	Call	Nomura International PLC	06/21/2019	11	USD	7,425.00	(104,874)	USD	8,167,500	(121,127)	(16,253)
NASDAQ 100 Index	Call	Nomura International PLC	04/18/2019	7	USD	6,700.00	(193,200)	USD	4,690,000	(263,806)	(70,606)
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	2,950.00	(37,641)	USD	885,000	(15,926)	21,715
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	3,300.00	(4,360)	USD	660,000	(793)	3,567
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,600.00	(700)	USD	360,000	(53)	647
S&P 500 Index	Call	UBS AG	12/20/2019	3	USD	2,700.00	(69,591)	USD	810,000	(51,585)	18,005
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,200.00	(6,252)	USD	640,000	(1,857)	4,395
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,500.00	(678)	USD	700,000	(193)	485
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,700.00	(41)	USD	370,000	(31)	10
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,825.00	(19,437)	USD	282,500	(10,303)	9,134
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,075.00	(7,657)	USD	307,500	(2,425)	5,232
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	$(1,034)	USD	340,000	$(187)	$847
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(432)	USD	350,000	(97)	335
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,600.00	(155)	USD	360,000	(53)	102
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	2,825.00	(18,901)	USD	282,500	(10,303)	8,598
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,075.00	(7,015)	USD	307,500	(2,425)	4,590
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,250.00	(2,550)	USD	325,000	(601)	1,949
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,400.00	(884)	USD	340,000	(187)	698
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(440)	USD	350,000	(97)	343
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,600.00	(130)	USD	360,000	(53)	77
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,300.00	(2,775)	USD	330,000	(397)	2,378
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	(1,170)	USD	340,000	(187)	983
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,200.00	(10,660)	USD	640,000	(1,857)	8,803
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,200.00	(5,787)	USD	320,000	(928)	4,858
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,500.00	(864)	USD	350,000	(97)	767
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,200.00	(5,751)	USD	320,000	(928)	4,823
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,250.00	(4,302)	USD	325,000	(601)	3,701
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,300.00	(3,143)	USD	330,000	(397)	2,746
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,400.00	(1,602)	USD	340,000	(187)	1,415
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,500.00	(824)	USD	350,000	(97)	728
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,600.00	(459)	USD	360,000	(53)	406
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,700.00	(286)	USD	370,000	(31)	255
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,200.00	(6,571)	USD	320,000	(929)	5,642
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,250.00	(4,903)	USD	325,000	(601)	4,302
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,300.00	(3,538)	USD	330,000	(397)	3,141
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,500.00	(737)	USD	350,000	(97)	640
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,600.00	(351)	USD	360,000	(53)	298
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,300.00	(3,120)	USD	330,000	(397)	2,723
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,700.00	(25)	USD	370,000	(31)	(6)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,200.00	(6,600)	USD	320,000	(929)	5,671
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	(2,000)	USD	340,000	(187)	1,813
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(1,100)	USD	350,000	(97)	1,003
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,925.00	(19,206)	USD	292,500	(6,225)	12,982
S&P 500 Index	Call	UBS AG	12/20/2019	4	USD	3,200.00	(9,600)	USD	1,280,000	(3,714)	5,886
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,825.00	(15,200)	USD	282,500	(10,303)	4,897
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,700.00	(22,293)	USD	270,000	(17,195)	5,098
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,075.00	(10,000)	USD	615,000	(4,849)	5,150
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	2,925.00	(20,880)	USD	585,000	(12,449)	8,431
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	2,950.00	$(18,000)	USD	590,000	$(10,618)	$7,382
S&P 500 Index	Call	Bank of America, N.A.	04/18/2019	36	USD	2,660.00	(311,367)	USD	9,576,000	(369,197)	(57,830)
Subtotal— Index Call Options Written				795			(1,206,590)			(1,180,944)	25,646
Equity Risk
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	06/21/2019	536	EUR	105.00	(573,177)	EUR	2,814,000	(554,171)	19,006
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	06/21/2019	212	EUR	95.00	(127,978)	EUR	1,007,000	(118,068)	9,910
FTSE 100 Index	Put	Barclays Bank PLC	03/15/2019	23	GBP	6,200.00	(4,626)	GBP	1,426,000	(3,959)	667
FTSE 100 Index	Put	Barclays Bank PLC	03/15/2019	26	GBP	6,200.00	(11,651)	GBP	1,612,000	(4,475)	7,176
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,300.00	(720)	USD	520,000	(748)	(28)
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,500.00	(2,760)	USD	900,000	(2,596)	164
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,400.00	(636)	USD	280,000	(578)	59
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	(14,360)	USD	510,000	(21,023)	(6,663)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,100.00	(5,520)	USD	420,000	(6,295)	(775)
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	2,400.00	(15,840)	USD	720,000	(21,635)	(5,795)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(3,990)	USD	225,000	(4,772)	(782)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,400.00	(354)	USD	140,000	(289)	65
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,500.00	(968)	USD	300,000	(865)	103
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,800.00	(1,145)	USD	180,000	(1,260)	(115)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,900.00	(1,494)	USD	190,000	(1,735)	(241)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,000.00	(1,931)	USD	200,000	(2,352)	(421)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,400.00	(4,978)	USD	240,000	(7,212)	(2,234)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,550.00	(6,962)	USD	255,000	(10,511)	(3,549)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,300.00	(412)	USD	260,000	(374)	38
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	1,400.00	(335)	USD	140,000	(289)	46
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	1,500.00	(1,539)	USD	450,000	(1,298)	241
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,600.00	(1,494)	USD	320,000	(1,262)	232
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,700.00	(2,092)	USD	340,000	(1,801)	291
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	1,800.00	(1,420)	USD	180,000	(1,260)	160
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	1,900.00	(5,631)	USD	570,000	(5,205)	426
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,000.00	(2,431)	USD	200,000	(2,352)	79
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,100.00	(3,097)	USD	210,000	(3,148)	(51)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	2,400.00	(7,572)	USD	480,000	(14,423)	(6,851)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,550.00	(8,172)	USD	255,000	(10,511)	(2,339)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	5	USD	1,300.00	(1,496)	USD	650,000	(935)	561
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,400.00	(1,233)	USD	420,000	(867)	367
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	5	USD	1,500.00	(2,791)	USD	750,000	(2,163)	627
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,600.00	$(2,254)	USD	480,000	$(1,894)	$361
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,700.00	(2,999)	USD	510,000	(2,702)	297
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,800.00	(2,623)	USD	360,000	(2,521)	102
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	5	USD	1,900.00	(8,442)	USD	950,000	(8,675)	(232)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	2,000.00	(6,600)	USD	600,000	(7,057)	(457)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,100.00	(5,441)	USD	420,000	(6,295)	(854)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	1	USD	2,250.00	(3,840)	USD	225,000	(4,772)	(933)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	4	USD	2,400.00	(21,418)	USD	960,000	(28,846)	(7,428)
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,550.00	(14,813)	USD	510,000	(21,023)	(6,210)
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,300.00	(792)	USD	390,000	(561)	231
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,400.00	(730)	USD	280,000	(578)	152
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,500.00	(1,485)	USD	450,000	(1,298)	187
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,600.00	(1,326)	USD	320,000	(1,262)	64
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,700.00	(2,631)	USD	510,000	(2,702)	(71)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,800.00	(1,148)	USD	180,000	(1,260)	(112)
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,900.00	(4,467)	USD	570,000	(5,205)	(738)
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,000.00	(3,826)	USD	400,000	(4,705)	(879)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,100.00	(2,437)	USD	210,000	(3,148)	(711)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,250.00	(3,454)	USD	225,000	(4,772)	(1,318)
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,400.00	(9,640)	USD	480,000	(14,423)	(4,783)
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,550.00	(6,675)	USD	255,000	(10,511)	(3,836)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,300.00	(159)	USD	130,000	(187)	(28)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,400.00	(263)	USD	140,000	(289)	(26)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,500.00	(966)	USD	300,000	(865)	101
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(1,219)	USD	320,000	(1,262)	(43)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,700.00	(1,741)	USD	340,000	(1,801)	(61)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,201)	USD	180,000	(1,260)	(60)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(3,218)	USD	380,000	(3,470)	(252)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,000.00	(2,105)	USD	200,000	(2,352)	(247)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(3,813)	USD	225,000	(4,772)	(959)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,400.00	(5,090)	USD	240,000	(7,212)	(2,122)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,300.00	(600)	USD	260,000	(374)	226
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,500.00	(1,200)	USD	300,000	(865)	335
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(1,600)	USD	320,000	(1,262)	338
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,700.00	(1,100)	USD	170,000	(901)	199
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,400)	USD	180,000	(1,260)	140
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(3,600)	USD	380,000	(3,470)	130
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,000.00	(2,300)	USD	200,000	(2,352)	(52)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,100.00	(2,900)	USD	210,000	(3,148)	(248)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,400.00	(5,600)	USD	240,000	(7,212)	(1,612)
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,550.00	(7,700)	USD	255,000	(10,511)	(2,811)
S&P 500 Index	Put	Nomura International PLC	04/18/2019	9	USD	2,250.00	(12,150)	USD	2,025,000	(5,962)	6,188
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	7	USD	1,500.00	$(6,566)	USD	1,050,000	$(3,028)	$3,538
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	7	USD	1,900.00	(21,000)	USD	1,330,000	(12,144)	8,856
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	4	USD	2,400.00	(31,660)	USD	960,000	(28,846)	2,814
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,300.00	(3,192)	USD	780,000	(1,122)	2,070
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,700.00	(13,080)	USD	1,020,000	(5,403)	7,677
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	2,100.00	(28,403)	USD	1,050,000	(15,737)	12,666
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,400.00	(924)	USD	280,000	(578)	346
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(2,028)	USD	320,000	(1,262)	766
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,913)	USD	180,000	(1,260)	653
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,000.00	(6,482)	USD	400,000	(4,705)	1,777
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(5,695)	USD	225,000	(4,772)	923
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	(21,058)	USD	510,000	(21,023)	35
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,400.00	(984)	USD	280,000	(578)	406
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,600.00	(3,341)	USD	480,000	(1,894)	1,447
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,800.00	(3,823)	USD	360,000	(2,521)	1,302
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	2,000.00	(9,408)	USD	600,000	(7,057)	2,351
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,250.00	(11,167)	USD	450,000	(9,545)	1,622
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	1	USD	2,550.00	(10,588)	USD	255,000	(10,511)	76
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	1,900.00	(8,150)	USD	950,000	(8,675)	(525)
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,800.00	(2,460)	USD	360,000	(2,521)	(61)
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	2,000.00	(6,420)	USD	600,000	(7,057)	(637)
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	1,600.00	(2,190)	USD	480,000	(1,894)	296
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,700.00	(4,000)	USD	680,000	(3,602)	398
Subtotal— Index Put Options Written				1,018			(1,190,303)			(1,159,164)	31,138
Total — Index Options Written				1,813			$(2,396,893)			$(2,340,108)	$56,784
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (depreciation)
Currency Risk
AUD versus USD	Call	Citibank, N.A.	08/28/2019	USD	0.73	$(8,943)	AUD	397,543	$(8,087)	$856
USD versus CAD	Call	Barclays Bank PLC	08/28/2019	CAD	1.33	(7,192)	USD	299,156	(4,148)	3,044
Subtotal — Foreign Currency Call Options Written						(16,135)			(12,235)	3,900
Currency Risk
AUD versus USD	Put	Citibank, N.A.	08/28/2019	USD	0.72	(8,943)	AUD	397,543	(7,615)	1,328
USD versus CAD	Put	Barclays Bank PLC	08/28/2019	CAD	1.33	(6,973)	USD	299,156	(9,332)	(2,359)
USD versus GBP	Put	Deutsche Bank AG	04/29/2019	GBP	1.10	(353)	USD	100,000	(50)	303
Subtotal — Foreign Currency Put Options Written						(16,269)			(16,997)	(728)
Total Open Over-The-Counter Foreign Currency Options Written						(32,404)			(29,232)	3,172
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	3.05%	Receive	3 Month USD LIBOR	Quarterly	8/30/2028	$(330,374)	$5,837,000	$(347,913)	$(17,539)
10 Year Interest Rate Swap	Call	Citibank, N.A.	3.40	Receive	3 Month USD LIBOR	Quarterly	11/13/2028	(60,625)	1,117,000	(82,201)	(21,575)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.14	Receive	3 Month USD LIBOR	Quarterly	12/14/2028	(211,326)	3,818,000	(241,069)	(29,743)
10 Year Interest Rate Swap	Call	Societe Generale	3.44	Receive	3 Month USD LIBOR	Quarterly	11/06/2028	(150,728)	2,747,000	(208,726)	(57,998)
Subtotal—Interest Rate Call Swaptions Written								(753,053)		(879,909)	(126,855)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.30	Pay	3 Month USD LIBOR	Quarterly	5/28/2019	(5,366)	1,369,000	(124)	5,241
5 Year Interest Rate Swap	Put	Morgan Stanley & Co. LLC	3.20	Pay	3 Month USD LIBOR	Quarterly	2/28/2019	(4,600)	1,268,000	(1)	4,600
Subtotal—Interest Rate Put Swaptions Written								(9,966)		(125)	9,841
Total— Interest Rate Swaptions Written								$(763,019)		$(880,034)	$(117,014)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX Banks Index	77	March-2019	$400,570	$(5,982)	$(5,982)
IBEX 35 Index	31	February-2019	3,212,842	37,461	37,461
MSCI Taiwan Index	25	February-2019	929,250	11,551	11,551
Nikkei 225 Index	34	March-2019	3,237,686	(10,663)	(10,663)
Subtotal				32,367	32,367
Interest Rate Risk
Euro Bund	2	March-2019	379,252	7,783	7,783
Euro-Buxl 30 Year Bonds	2	March-2019	425,471	20,580	20,580
U.S. Treasury Ultra Bonds	1	March-2019	161,125	9,047	9,047
Subtotal				37,410	37,410
Subtotal—Long Futures Contracts				69,777	69,777
Short Futures Contracts
Equity Risk
Bovespa Index	20	February-2019	(535,616)	(58,106)	(58,106)
DAS Index	10	March-2019	(3,191,716)	(44,465)	(44,465)
E-Mini Russell 2000 Index	99	March-2019	(7,425,990)	(408,979)	(408,979)
E-Mini S&P 500 Index	17	March-2019	(2,298,825)	(87,679)	(87,679)
EURO STOXX 50 Index	146	March-2019	(5,267,356)	(159,522)	(159,522)
FTSE 100 Index	90	March-2019	(8,147,983)	(172,537)	(172,537)
MSCI AC Asia ex Japan Index	40	March-2019	(1,855,192)	(95,552)	(95,552)
Russell UK Mid 150 Index	37	March-2019	(1,758,379)	(129,860)	(129,860)
Subtotal				(1,156,700)	(1,156,700)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-OAT	30	March-2019	$(5,250,965)	$(18,048)	$(18,048)
Long Gilt	8	March-2019	(1,296,175)	(14,091)	(14,091)
U.S. Treasury Long Bonds	1	March-2019	(146,688)	(2,719)	(2,719)
U.S.Treasury 5 Year Notes	6	March-2019	(689,156)	(10,641)	(10,641)
U.S.Treasury 10 Year Notes	5	March-2019	(612,344)	(17,656)	(17,656)
Subtotal				(63,155)	(63,155)
Subtotal—Short Futures Contracts				(1,219,855)	(1,219,855)
Total Futures Contracts				$(1,150,078)	$(1,150,078)
(a)	Futures contracts collateralized by $2,537,284 cash held withBank of America Merrill Lynch, the futures commission merchant.
Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 30, Version 1	Buy	(5.00)%	Quarterly	12/20/2023	3.108%	EUR	246,665	$(30,075)	$(23,345)	$6,730
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	150,000	(2,669)	(2,418)	251
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	577,000	8,596	9,301	705
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	472,000	7,166	7,608	442
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	703,000	7,636	11,332	3,696
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	913,000	9,764	14,796	5,032
Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	0.707	EUR	294,000	3,660	4,765	1,105
Subtotal - Appreciation								4,078	22,039	17,961
Credit Risk
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	6,254,000	(91,094)	(100,811)	(9,716)
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	3,278,000	(52,186)	(52,839)	(654)
Markit iTraxx Europe Index, Series 30, Version 1	Buy	(1.00)	Quarterly	12/20/2023	0.707	EUR	3,907,000	(56,909)	(62,979)	(6,070)
Subtotal - Depreciation								(200,189)	(216,629)	(16,440)
Total Credit Default Swap Agreements								$(196,111)	$(194,590)	$1,521
(a)	Centrally cleared swap agreements collateralized by $1,620,917 cash held with Credit Suisse Securities (USA) LLC.
(b)
Implied credit spreads represent the current level, as of January 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	2.832%	Semi-Annually	03/18/2023	USD	7,064,000	$—	$72,520	$72,520
Pay	3 Month AUD BBSW	Quarterly	2.631	Quarterly	03/18/2022	AUD	3,767,034	—	40,552	40,552
Pay	3 Month AUD BBSW	Quarterly	2.662	Semi-Annually	06/17/2022	AUD	3,496,472	—	38,006	38,006
Pay	3 Month AUD BBSW	Quarterly	2.642	Quarterly	03/18/2022	AUD	3,458,372	—	37,759	37,759
Pay	3 Month USD LIBOR	Quarterly	3.032	Semi-Annually	09/16/2023	USD	2,287,000	—	36,525	36,525
Pay	3 Month USD LIBOR	Quarterly	3.031	Semi-Annually	09/16/2023	USD	2,287,000	—	36,429	36,429
Pay	3 Month AUD BBSW	Quarterly	2.585	Quarterly	03/18/2022	AUD	3,458,371	—	35,012	35,012
Pay	3 Month AUD BBSW	Quarterly	2.564	Quarterly	03/18/2022	AUD	3,458,371	—	34,000	34,000
Pay	3 Month AUD BBSW	Quarterly	2.597	Quarterly	03/18/2022	AUD	3,120,098	—	32,109	32,109
Pay	3 Month AUD BBSW	Quarterly	2.575	Quarterly	03/18/2022	AUD	3,120,098	—	31,153	31,153
Pay	3 Month AUD BBSW	Quarterly	2.583	Quarterly	03/18/2022	AUD	3,007,286	—	30,362	30,362
Pay	3 Month AUD BBSW	Quarterly	2.559	Quarterly	03/18/2022	AUD	2,969,629	—	28,988	28,988
Pay	3 Month AUD BBSW	Quarterly	2.560	Quarterly	03/18/2022	AUD	2,913,304	—	28,479	28,479
Pay	3 Month AUD BBSW	Quarterly	2.688	Quarterly	06/17/2022	AUD	2,142,088	—	24,056	24,056
Pay	3 Month AUD BBSW	Quarterly	2.665	Quarterly	06/17/2022	AUD	2,142,088	—	23,373	23,373
Pay	3 Month AUD BBSW	Quarterly	2.664	Quarterly	06/17/2022	AUD	2,142,088	—	23,343	23,343
Pay	3 Month AUD BBSW	Quarterly	2.662	Quarterly	06/17/2022	AUD	2,142,088	—	23,299	23,299
Pay	3 Month AUD BBSW	Quarterly	2.652	Quarterly	06/17/2022	AUD	2,142,088	—	22,605	22,605
Pay	3 Month AUD BBSW	Quarterly	2.636	Quarterly	06/17/2022	AUD	2,142,088	—	22,512	22,512
Pay	6 Month EUR LIBOR	Semi-Annually	1.490	Annually	12/20/2028	EUR	1,234,000	—	20,713	20,713
Pay	3 Month USD LIBOR	Quarterly	2.553	Semi-Annually	03/18/2023	USD	8,578,125	—	20,658	20,658
Pay	3 Month USD LIBOR	Quarterly	2.553	Semi-Annually	03/18/2023	USD	8,578,124	—	20,658	20,658
Pay	3 Month AUD BBSW	Quarterly	2.565	Quarterly	06/17/2022	AUD	2,083,927	—	19,848	19,848
Pay	3 Month AUD BBSW	Quarterly	2.565	Quarterly	06/17/2022	AUD	2,083,927	—	19,848	19,848
Pay	3 Month AUD BBSW	Quarterly	2.570	Quarterly	06/17/2022	AUD	2,064,895	—	19,810	19,810
Pay	3 Month USD LIBOR	Quarterly	2.549	Semi-Annually	03/18/2023	USD	8,578,125	—	19,692	19,692
Pay	3 Month AUD BBSW	Quarterly	2.560	Quarterly	06/17/2022	AUD	2,064,896	—	19,524	19,524
Pay	3 Month AUD BBSW	Quarterly	2.570	Quarterly	06/17/2022	AUD	1,923,499	—	18,454	18,454
Pay	3 Month CDOR	Quarterly	2.535	Semi-Annually	09/12/2021	CAD	2,668,000	—	17,995	17,995
Pay	3 Month CDOR	Quarterly	2.617	Semi-Annually	09/25/2021	CAD	2,115,000	—	17,867	17,867
Pay	3 Month AUD BBSW	Quarterly	2.490	Quarterly	06/17/2022	AUD	2,022,372	—	17,159	17,159
Receive	6 Month GBP LIBOR	Semi-Annually	(1.552)	Semi-Annually	03/16/2048	GBP	1,792,964	—	16,605	16,605
Pay	3 Month AUD BBSW	Quarterly	2.492	Semi-Annually	06/17/2022	AUD	1,862,985	—	15,871	15,871
Pay	6 Month GBP LIBOR	Semi-Annually	1.831	Semi-Annually	12/21/2048	GBP	460,000	—	15,225	15,225
Pay	3 Month CDOR	Quarterly	2.470	Semi-Annually	12/19/2021	CAD	2,171,717	—	12,795	12,795
Pay	3 Month CDOR	Semi-Annually	2.470	Semi-Annually	12/19/2021	CAD	2,171,717	—	12,711	12,711
Pay	3 Month CDOR	Quarterly	2.390	Semi-Annually	06/20/2021	CAD	3,685,472	—	12,679	12,679
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,738	11,738
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,622	11,622
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,529	11,529
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,497	11,497
Pay	3 Month AUD BBSW	Quarterly	2.348	Quarterly	09/16/2022	AUD	1,831,324	—	11,270	11,270
Pay	3 Month AUD BBSW	Quarterly	2.347	Quarterly	09/16/2022	AUD	1,831,324	—	11,220	11,220
Pay	3 Month CDOR	Quarterly	2.450	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,181	11,181
Pay	3 Month CDOR	Quarterly	2.440	Semi-Annually	12/19/2021	CAD	2,171,717	—	11,066	11,066
Pay	3 Month CDOR	Quarterly	2.380	Semi-Annually	06/20/2021	CAD	3,377,816	—	11,022	11,022
Pay	3 Month AUD BBSW	Quarterly	2.335	Quarterly	09/16/2022	AUD	1,831,324	—	10,916	10,916
Pay	3 Month CDOR	Quarterly	2.377	Semi-Annually	06/20/2021	CAD	3,377,816	—	10,873	10,873
Pay	3 Month CDOR	Semi-Annually	2.440	Semi-Annually	12/19/2021	CAD	2,171,717	—	10,848	10,848
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month CDOR	Quarterly	2.370%	Semi-Annually	06/20/2021	CAD	3,377,816	$—	$10,425	$10,425
Pay	3 Month CDOR	Semi-Annually	2.430	Semi-Annually	12/19/2021	CAD	2,171,717	—	10,384	10,384
Pay	3 Month CDOR	Quarterly	2.367	Semi-Annually	06/20/2021	CAD	3,377,816	—	10,275	10,275
Pay	3 Month CDOR	Quarterly	2.410	Semi-Annually	12/19/2021	CAD	2,171,717	—	9,698	9,698
Pay	3 Month CDOR	Quarterly	2.355	Semi-Annually	06/20/2021	CAD	3,377,816	—	9,528	9,528
Pay	3 Month CDOR	Quarterly	2.410	Semi-Annually	12/19/2021	CAD	2,171,717	—	9,489	9,489
Pay	6 Month GBP LIBOR	Semi-Annually	1.661	Semi-Annually	09/21/2048	GBP	1,132,000	—	9,257	9,257
Pay	3 Month CDOR	Quarterly	2.350	Semi-Annually	06/20/2021	CAD	3,377,816	—	9,229	9,229
Pay	3 Month CDOR	Quarterly	2.347	Semi-Annually	06/20/2021	CAD	3,377,816	—	9,080	9,080
Pay	3 Month CDOR	Quarterly	2.340	Semi-Annually	06/20/2021	CAD	3,377,816	—	8,631	8,631
Pay	3 Month AUD BBSW	Quarterly	2.348	Semi-Annually	09/16/2022	AUD	1,375,028	—	8,462	8,462
Pay	3 Month USD LIBOR	Quarterly	2.535	Semi-Annually	03/18/2023	USD	4,293,033	—	8,236	8,236
Pay	6 Month EUR LIBOR	Semi-Annually	1.356	Annually	03/20/2029	EUR	1,171,600	—	7,851	7,851
Pay	3 Month AUD BBSW	Quarterly	2.295	Quarterly	03/16/2024	AUD	3,938,378	—	7,780	7,780
Pay	3 Month AUD BBSW	Quarterly	2.294	Quarterly	03/16/2024	AUD	3,938,378	—	7,714	7,714
Pay	6 Month EUR LIBOR	Semi-Annually	1.350	Annually	03/20/2029	EUR	1,171,600	—	7,427	7,427
Pay	3 Month CDOR	Quarterly	2.360	Semi-Annually	12/19/2021	CAD	2,171,717	—	7,380	7,380
Pay	3 Month AUD BBSW	Quarterly	2.284	Quarterly	03/16/2024	AUD	3,938,377	—	7,185	7,185
Pay	6 Month EUR LIBOR	Semi-Annually	1.446	Annually	03/20/2029	EUR	570,000	—	6,671	6,671
Pay	3 Month CDOR	Semi-Annually	2.460	Semi-Annually	12/19/2021	CAD	1,085,859	—	5,950	5,950
Pay	3 Month AUD BBSW	Quarterly	2.260	Quarterly	03/16/2024	AUD	3,938,377	—	5,929	5,929
Pay	6 Month EUR LIBOR	Semi-Annually	1.326	Annually	03/20/2029	EUR	1,171,600	—	5,893	5,893
Pay	3 Month AUD BBSW	Quarterly	2.255	Quarterly	03/16/2024	AUD	3,938,378	—	5,665	5,665
Pay	6 Month EUR LIBOR	Semi-Annually	1.323	Annually	03/20/2029	EUR	1,171,600	—	5,665	5,665
Pay	6 Month EUR LIBOR	Semi-Annually	1.321	Annually	03/20/2029	EUR	1,171,600	—	5,567	5,567
Receive	6 Month GBP LIBOR	Semi-Annually	(1.500)	Semi-Annually	12/15/2047	GBP	304,000	—	5,338	5,338
Pay	6 Month GBP LIBOR	Semi-Annually	1.734	Semi-Annually	12/21/2048	GBP	282,500	—	5,312	5,312
Receive	6 Month GBP LIBOR	Semi-Annually	(1.576)	Semi-Annually	03/16/2048	GBP	896,482	—	5,133	5,133
Pay	6 Month GBP LIBOR	Semi-Annually	1.727	Semi-Annually	12/21/2048	GBP	282,500	—	5,020	5,020
Pay	3 Month AUD BBSW	Quarterly	2.243	Quarterly	03/16/2024	AUD	3,938,378	—	5,003	5,003
Pay	6 Month GBP LIBOR	Semi-Annually	1.727	Semi-Annually	12/21/2048	GBP	282,500	—	5,000	5,000
Pay	6 Month GBP LIBOR	Semi-Annually	1.726	Semi-Annually	12/21/2048	GBP	282,500	—	4,979	4,979
Pay	6 Month EUR LIBOR	Semi-Annually	0.462	Annually	03/17/2024	EUR	1,191,205	—	4,856	4,856
Pay	3 Month AUD BBSW	Quarterly	2.240	Quarterly	03/16/2024	AUD	3,938,377	—	4,845	4,845
Pay	6 Month EUR LIBOR	Semi-Annually	0.455	Annually	03/17/2024	EUR	1,191,205	—	4,576	4,576
Pay	6 Month EUR LIBOR	Semi-Annually	0.454	Annually	03/17/2024	EUR	1,191,204	—	4,535	4,535
Pay	6 Month EUR LIBOR	Semi-Annually	0.453	Annually	03/17/2024	EUR	1,191,204	—	4,494	4,494
Pay	6 Month EUR LIBOR	Semi-Annually	0.451	Annually	03/17/2024	EUR	1,191,205	—	4,391	4,391
Pay	6 Month EUR LIBOR	Semi-Annually	0.450	Annually	03/17/2024	EUR	1,191,115	—	4,370	4,370
Pay	6 Month EUR LIBOR	Semi-Annually	0.450	Annually	03/17/2024	EUR	1,191,204	—	4,370	4,370
Pay	6 Month EUR LIBOR	Semi-Annually	0.450	Annually	03/17/2024	EUR	1,191,205	—	4,370	4,370
Pay	6 Month EUR LIBOR	Semi-Annually	0.449	Annually	03/17/2024	EUR	1,191,205	—	4,309	4,309
Pay	6 Month EUR LIBOR	Semi-Annually	0.446	Annually	03/17/2024	EUR	1,191,204	—	4,206	4,206
Pay	6 Month EUR LIBOR	Semi-Annually	0.445	Annually	03/17/2024	EUR	1,191,204	—	4,165	4,165
Pay	6 Month EUR LIBOR	Semi-Annually	0.445	Annually	03/17/2024	EUR	1,191,205	—	4,144	4,144
Pay	6 Month EUR LIBOR	Semi-Annually	0.444	Annually	03/17/2024	EUR	1,191,204	—	4,103	4,103
Pay	6 Month EUR LIBOR	Semi-Annually	0.443	Annually	03/17/2024	EUR	1,191,204	—	4,082	4,082
Pay	6 Month EUR LIBOR	Semi-Annually	0.442	Annually	03/17/2024	EUR	1,191,205	—	4,041	4,041
Pay	6 Month EUR LIBOR	Semi-Annually	0.441	Annually	03/17/2024	EUR	1,191,204	—	4,000	4,000
Pay	6 Month EUR LIBOR	Semi-Annually	0.441	Annually	03/17/2024	EUR	1,191,204	—	4,000	4,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month EUR LIBOR	Semi-Annually	0.441%	Annually	03/17/2024	EUR	1,191,205	$—	$3,980	$3,980
Pay	6 Month EUR LIBOR	Semi-Annually	0.440	Annually	03/17/2024	EUR	1,191,204	—	3,959	3,959
Pay	3 Month CDOR	Quarterly	2.289	Semi-Annually	12/19/2021	CAD	2,171,717	—	3,787	3,787
Pay	3 Month CDOR	Quarterly	2.281	Semi-Annually	06/21/2021	CAD	2,437,000	—	3,674	3,674
Pay	6 Month EUR LIBOR	Semi-Annually	0.432	Annually	03/17/2024	EUR	1,191,205	—	3,609	3,609
Pay	3 Month CDOR	Quarterly	2.289	Semi-Annually	12/19/2021	CAD	2,086,103	1	3,415	3,415
Pay	3 Month CDOR	Quarterly	2.470	Semi-Annually	03/20/2029	CAD	876,000	—	3,336	3,336
Receive	6 Month GBP LIBOR	Semi-Annually	(1.581)	Semi-Annually	03/16/2048	GBP	621,229	—	3,049	3,049
Pay	6 Month GBP LIBOR	Semi-Annually	1.660	Semi-Annually	03/15/2049	GBP	301,000	—	2,554	2,554
Pay	3 Month CDOR	Quarterly	2.280	Semi-Annually	03/20/2022	CAD	905,450	—	1,503	1,503
Receive	6 Month GBP LIBOR	Semi-Annually	(1.598)	Semi-Annually	12/15/2047	GBP	454,394	—	1,377	1,377
Pay	6 Month GBP LIBOR	Semi-Annually	1.620	Semi-Annually	12/21/2048	GBP	487,000	—	1,011	1,011
Pay	6 Month GBP LIBOR	Semi-Annually	1.620	Semi-Annually	12/21/2048	GBP	486,513	—	974	974
Pay	3 Month CDOR	Quarterly	2.250	Semi-Annually	03/20/2022	CAD	840,775	—	883	883
Receive	6 Month GBP LIBOR	Semi-Annually	(1.608)	Semi-Annually	12/15/2047	GBP	571,000	—	835	835
Pay	6 Month GBP LIBOR	Semi-Annually	1.610	Semi-Annually	12/21/2048	GBP	487,243	—	667	667
Pay	3 Month CDOR	Semi-Annually	2.470	Semi-Annually	03/20/2029	CAD	183,000	—	634	634
Receive	6 Month GBP LIBOR	Semi-Annually	(1.600)	Semi-Annually	09/21/2048	GBP	395,701	—	367	367
Pay	3 Month CDOR	Quarterly	2.210	Semi-Annually	03/20/2022	CAD	840,775	—	232	232
Pay	3 Month CDOR	Quarterly	2.280	Semi-Annually	03/20/2022	CAD	109,900	—	182	182
Pay	3 Month CDOR	Quarterly	2.250	Semi-Annually	03/20/2022	CAD	102,050	—	107	107
Receive	6 Month GBP LIBOR	Semi-Annually	(1.614)	Semi-Annually	03/16/2048	GBP	1,361,325	—	96	96
Pay	3 Month CDOR	Semi-Annually	2.210	Semi-Annually	03/20/2022	CAD	102,050	—	28	28
Subtotal — Appreciation								1	1,427,248	1,427,248
Interest Rate Risk
Receive	6 Month GBP LIBOR	Semi-Annually	(1.628)	Semi-Annually	06/15/2048	GBP	116,000	—	(302)	(302)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.614)	Semi-Annually	09/21/2048	GBP	395,700	—	(452)	(452)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.648)	Semi-Annually	06/15/2048	GBP	116,000	—	(647)	(647)
Receive	3 Month CDOR	Quarterly	(2.280)	Semi-Annually	12/19/2021	CAD	705,383	—	(1,155)	(1,155)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.626)	Semi-Annually	09/21/2048	GBP	395,701	—	(1,183)	(1,183)
Receive	3 Month CDOR	Quarterly	(2.285)	Semi-Annually	12/19/2021	CAD	714,249	—	(1,246)	(1,246)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.641)	Semi-Annually	09/21/2048	GBP	272,000	—	(1,396)	(1,396)
Pay	6 Month GBP LIBOR	Semi-Annually	1.580	Semi-Annually	12/21/2048	GBP	487,244	—	(1,645)	(1,645)
Pay	28 Day MXN TIIE	28 Day	6.925	28 Day	06/16/2021	MXN	1,500,000	—	(1,697)	(1,697)
Receive	3 Month CDOR	Quarterly	(2.273)	Semi-Annually	03/20/2022	CAD	1,117,000	—	(1,730)	(1,730)
Receive	3 Month CDOR	Quarterly	(2.457)	Semi-Annually	12/07/2021	CAD	357,125	1	(1,936)	(1,937)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.648)	Semi-Annually	12/15/2047	GBP	486,000	—	(2,192)	(2,192)
Receive	3 Month CDOR	Quarterly	(2.363)	Semi-Annually	12/18/2021	CAD	714,249	1	(2,431)	(2,432)
Receive	3 Month CDOR	Quarterly	(2.490)	Semi-Annually	03/20/2029	CAD	569,187	—	(2,755)	(2,755)
Receive	3 Month CDOR	Quarterly	(2.260)	Semi-Annually	06/20/2021	CAD	2,296,161	—	(2,834)	(2,834)
Receive	3 Month AUD BBSW	Quarterly	(1.935)	Quarterly	06/17/2022	AUD	3,907,097	—	(3,077)	(3,077)
Receive	3 Month CDOR	Quarterly	(2.408)	Semi-Annually	12/17/2021	CAD	714,250	2	(3,111)	(3,113)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.660)	Semi-Annually	09/21/2048	GBP	395,701	—	(3,142)	(3,142)
Receive	3 Month CDOR	Quarterly	(2.410)	Semi-Annually	12/06/2021	CAD	714,250	2	(3,159)	(3,161)
Receive	3 Month AUD BBSW	Quarterly	(1.937)	Quarterly	06/17/2022	AUD	3,907,097	—	(3,186)	(3,186)
Receive	3 Month CDOR	Quarterly	(2.271)	Semi-Annually	06/20/2021	CAD	2,296,161	—	(3,267)	(3,267)
Receive	3 Month AUD BBSW	Quarterly	(1.940)	Quarterly	06/17/2022	AUD	3,907,097	—	(3,348)	(3,348)
Receive	3 Month CDOR	Quarterly	(2.274)	Semi-Annually	06/20/2021	CAD	2,296,161	—	(3,363)	(3,363)
Receive	3 Month CDOR	Quarterly	(2.425)	Semi-Annually	12/10/2021	CAD	714,249	2	(3,384)	(3,386)
Receive	3 Month CDOR	Quarterly	(2.435)	Semi-Annually	12/10/2021	CAD	714,250	2	(3,535)	(3,537)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.693)%	Semi-Annually	03/16/2048	GBP	300,300	$—	$(3,563)	$(3,563)
Receive	3 Month CDOR	Quarterly	(2.440)	Semi-Annually	12/10/2021	CAD	714,249	3	(3,610)	(3,613)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.695)	Semi-Annually	03/16/2048	GBP	300,300	—	(3,630)	(3,630)
Receive	3 Month CDOR	Quarterly	(2.443)	Semi-Annually	12/11/2021	CAD	714,249	2	(3,651)	(3,653)
Receive	3 Month CDOR	Quarterly	(2.450)	Semi-Annually	12/14/2021	CAD	714,249	2	(3,753)	(3,756)
Receive	3 Month CDOR	Quarterly	(2.450)	Semi-Annually	12/11/2021	CAD	714,250	3	(3,764)	(3,767)
Receive	3 Month CDOR	Quarterly	(2.452)	Semi-Annually	12/13/2021	CAD	714,249	2	(3,793)	(3,795)
Receive	3 Month CDOR	Quarterly	(2.455)	Semi-Annually	12/11/2021	CAD	714,249	3	(3,840)	(3,843)
Receive	3 Month CDOR	Quarterly	(2.288)	Semi-Annually	06/20/2021	CAD	2,296,160	—	(3,892)	(3,892)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.702)	Semi-Annually	03/16/2048	GBP	309,400	—	(4,063)	(4,063)
Receive	3 Month CDOR	Quarterly	(2.475)	Semi-Annually	12/07/2021	CAD	714,250	3	(4,135)	(4,138)
Receive	3 Month CDOR	Quarterly	(2.477)	Semi-Annually	12/12/2021	CAD	714,250	3	(4,176)	(4,178)
Receive	3 Month CDOR	Quarterly	(2.330)	Semi-Annually	06/20/2021	CAD	1,770,129	—	(4,260)	(4,260)
Receive	3 Month CDOR	Quarterly	(2.319)	Semi-Annually	06/20/2021	CAD	2,112,468	—	(4,686)	(4,686)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.733)	Semi-Annually	03/16/2048	GBP	267,000	—	(4,738)	(4,738)
Receive	3 Month AUD BBSW	Quarterly	(1.966)	Quarterly	06/17/2022	AUD	3,907,097	—	(4,770)	(4,770)
Receive	3 Month CDOR	Quarterly	(2.439)	Semi-Annually	12/19/2021	CAD	951,000	—	(4,785)	(4,785)
Receive	3 Month CDOR	Quarterly	(2.520)	Semi-Annually	03/20/2029	CAD	699,781	—	(4,830)	(4,830)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.743)	Semi-Annually	03/16/2048	GBP	267,000	—	(5,135)	(5,135)
Receive	3 Month CDOR	Quarterly	(2.328)	Semi-Annually	06/20/2021	CAD	2,296,160	—	(5,430)	(5,430)
Receive	3 Month AUD BBSW	Quarterly	(1.984)	Quarterly	06/17/2022	AUD	3,907,097	—	(5,719)	(5,719)
Receive	3 Month CDOR	Quarterly	(2.665)	Semi-Annually	03/20/2029	CAD	349,890	—	(5,903)	(5,903)
Receive	3 Month USD LIBOR	Quarterly	(2.655)	Quarterly	03/18/2027	USD	2,005,530	—	(6,089)	(6,089)
Receive	3 Month CDOR	Quarterly	(2.739)	Semi-Annually	10/09/2021	CAD	574,000	7	(6,135)	(6,142)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.708)	Semi-Annually	06/15/2048	GBP	442,000	—	(6,430)	(6,430)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.880)	Semi-Annually	12/21/2048	GBP	165,591	—	(6,657)	(6,657)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.713)	Semi-Annually	06/15/2048	GBP	442,000	—	(6,758)	(6,758)
Receive	3 Month AUD BBSW	Quarterly	(2.010)	Quarterly	06/17/2022	AUD	3,907,097	—	(7,141)	(7,141)
Receive	3 Month AUD BBSW	Quarterly	(2.020)	Quarterly	06/17/2022	AUD	3,907,097	—	(7,683)	(7,683)
Receive	3 Month CDOR	Quarterly	(2.592)	Semi-Annually	03/20/2029	CAD	699,781	—	(8,318)	(8,318)
Receive	3 Month CDOR	Quarterly	(2.597)	Semi-Annually	03/20/2029	CAD	699,780	—	(8,534)	(8,534)
Receive	3 Month CDOR	Quarterly	(2.490)	Semi-Annually	08/22/2021	CAD	1,516,000	—	(8,726)	(8,726)
Receive	3 Month CDOR	Quarterly	(2.510)	Semi-Annually	08/30/2021	CAD	1,437,000	—	(8,880)	(8,880)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.877)	Semi-Annually	12/21/2048	GBP	227,248	—	(9,035)	(9,035)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.878)	Semi-Annually	12/21/2048	GBP	227,688	—	(9,086)	(9,086)
Receive	3 Month CDOR	Quarterly	(2.614)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,352)	(9,352)
Receive	3 Month CDOR	Quarterly	(2.614)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,376)	(9,376)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.875)	Semi-Annually	12/21/2048	GBP	239,491	—	(9,459)	(9,459)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.877)	Semi-Annually	12/21/2048	GBP	238,038	—	(9,471)	(9,471)
Receive	3 Month CDOR	Quarterly	(2.617)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,511)	(9,511)
Receive	3 Month CDOR	Quarterly	(2.618)	Semi-Annually	03/20/2029	CAD	699,780	—	(9,544)	(9,544)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.882)	Semi-Annually	12/21/2048	GBP	238,037	—	(9,640)	(9,640)
Receive	3 Month CDOR	Quarterly	(2.629)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,073)	(10,073)
Receive	3 Month CDOR	Quarterly	(2.629)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,098)	(10,098)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.898)	Semi-Annually	12/21/2048	GBP	239,300	—	(10,245)	(10,245)
Receive	3 Month CDOR	Quarterly	(2.635)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,353)	(10,353)
Receive	3 Month CDOR	Quarterly	(2.645)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,843)	(10,843)
Receive	3 Month CDOR	Quarterly	(2.724)	Semi-Annually	11/13/2021	CAD	996,000	10	(10,836)	(10,846)
Receive	3 Month CDOR	Quarterly	(2.647)	Semi-Annually	03/20/2029	CAD	699,780	—	(10,930)	(10,930)
Receive	3 Month CDOR	Quarterly	(2.661)	Semi-Annually	03/20/2029	CAD	699,781	—	(11,627)	(11,627)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month CDOR	Quarterly	(2.439)%	Semi-Annually	07/25/2021	CAD	2,602,000	$—	$(12,061)	$(12,061)
Receive	3 Month CDOR	Quarterly	(2.672)	Semi-Annually	03/20/2029	CAD	699,780	—	(12,166)	(12,166)
Receive	3 Month CDOR	Quarterly	(2.625)	Semi-Annually	11/28/2021	CAD	1,614,000	—	(14,393)	(14,393)
Receive	3 Month USD LIBOR	Quarterly	(2.665)	Quarterly	03/18/2027	USD	3,971,347	—	(14,548)	(14,548)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.714)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,632)	(14,632)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.715)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,646)	(14,646)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.900)	Semi-Annually	12/21/2048	GBP	341,532	—	(14,737)	(14,737)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.722)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,841)	(14,841)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.725)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,938)	(14,938)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.726)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,966)	(14,966)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.727)	Semi-Annually	12/20/2028	EUR	499,500	—	(14,980)	(14,980)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.729)	Semi-Annually	12/20/2028	EUR	499,500	—	(15,036)	(15,036)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.731)	Semi-Annually	12/20/2028	EUR	499,500	—	(15,106)	(15,106)
Receive	3 Month USD LIBOR	Quarterly	(2.672)	Quarterly	03/18/2027	USD	4,003,118	—	(16,391)	(16,391)
Receive	3 Month USD LIBOR	Quarterly	(2.676)	Quarterly	03/18/2027	USD	4,034,889	—	(17,534)	(17,534)
Receive	3 Month AUD BBSW	Quarterly	(2.241)	Quarterly	12/16/2022	AUD	4,347,000	—	(18,407)	(18,407)
Receive	3 Month AUD BBSW	Quarterly	(2.504)	Semi-Annually	12/16/2022	AUD	2,385,000	—	(18,713)	(18,713)
Receive	3 Month CDOR	Quarterly	(2.763)	Semi-Annually	11/01/2021	CAD	1,671,000	—	(19,334)	(19,334)
Receive	3 Month AUD BBSW	Quarterly	(2.438)	Quarterly	12/16/2022	AUD	3,086,000	—	(21,416)	(21,416)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.919)	Semi-Annually	12/21/2048	GBP	476,075	—	(21,893)	(21,893)
Receive	3 Month AUD BBSW	Quarterly	(2.460)	Semi-Annually	12/16/2022	AUD	3,081,000	—	(22,313)	(22,313)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.514)	Semi-Annually	12/20/2028	EUR	1,156,592	—	(24,145)	(24,145)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.539)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(25,764)	(25,764)
Receive	3 Month USD LIBOR	Quarterly	(3.042)	Quarterly	09/16/2027	USD	1,041,500	—	(27,453)	(27,453)
Receive	3 Month USD LIBOR	Quarterly	(3.044)	Quarterly	09/16/2027	USD	1,041,500	—	(27,550)	(27,550)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.574)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(28,012)	(28,012)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.580)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(28,388)	(28,388)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.590)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(29,068)	(29,068)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.590)	Semi-Annually	12/20/2028	EUR	1,156,592	—	(29,068)	(29,068)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.602)	Semi-Annually	12/20/2028	EUR	1,155,678	—	(29,267)	(29,267)
Receive	6 Month EUR LIBOR	Semi-Annually	(1.599)	Semi-Annually	12/20/2028	EUR	1,156,591	—	(29,651)	(29,651)
Receive	3 Month AUD BBSW	Quarterly	(2.460)	Quarterly	12/16/2022	AUD	4,197,000	—	(30,395)	(30,395)
Receive	3 Month USD LIBOR	Quarterly	(2.909)	Quarterly	03/18/2027	USD	2,264,000	—	(42,959)	(42,959)
Subtotal — Depreciation								48	(1,097,900)	(1,097,948)
Total Centrally Cleared Interest Rate Swap Agreements								$49	$329,348	$329,300
(a)	Centrally cleared swap agreements collateralized by $1,620,917 cash held with Credit Suisse Securities (USA) LLC.
Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Depreciation
Credit Risk
J.P. Morgan Chase Bank, N.A.	Jaguar Land Rover Automotive PLC	Sell	5.00%	Quarterly	12/20/2023	7.821%	EUR	20,000	$0	$(2,462)	$(2,462)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)
Implied credit spreads represent the current level, as of January 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Inflation Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Depreciation
Interest Rate Risk
Goldman Sachs International	Receive	United Kingdom RPI	At Maturity	3.06%	At Maturity	12/29/2025	GBP	3,450,000	$—	$(155,546)	$(155,546)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.46%	At Maturity	08/15/2027	EUR	6,650,145	$—	$114,008	$114,008
Receive	United States CPI Urban Consumers NSA	At Maturity	1.55	At Maturity	08/15/2028	USD	2,147,097	—	61,864	61,864
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.47	At Maturity	08/15/2027	EUR	2,996,344	—	52,354	52,354
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.41	At Maturity	07/15/2027	EUR	3,999,227	—	50,092	50,092
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.39	At Maturity	07/15/2027	EUR	3,984,578	—	41,269	41,269
Receive	United States CPI Urban Consumers NSA	At Maturity	1.56	At Maturity	08/15/2028	USD	1,073,549	—	32,620	32,620
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.38	At Maturity	07/15/2027	EUR	2,666,152	—	24,792	24,792
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.38	At Maturity	07/15/2027	EUR	2,754,047	—	23,879	23,879
Receive	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	885,159	—	23,115	23,115
Receive	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	644,420	—	17,042	17,042
Receive	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	644,421	—	16,508	16,508
Receive	United States CPI Urban Consumers NSA	At Maturity	1.56	At Maturity	10/15/2028	USD	387,282	—	12,785	12,785
Receive	United States CPI Urban Consumers NSA	At Maturity	1.20	At Maturity	12/15/2023	USD	1,567,000	—	9,927	9,927
Receive	United States CPI Urban Consumers NSA	At Maturity	1.57	At Maturity	10/15/2028	USD	238,437	—	8,186	8,186
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.18	At Maturity	07/15/2022	EUR	2,754,047	—	7,611	7,611
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.18	At Maturity	07/15/2022	EUR	2,666,152	—	6,724	6,724
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.20	At Maturity	07/15/2022	EUR	3,984,578	—	4,835	4,835
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.33	At Maturity	06/15/2027	EUR	338,000	—	1,041	1,041
Subtotal — Appreciation								—	508,652	508,652
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.48	At Maturity	01/15/2029	GBP	200,000	—	(16)	(16)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.22	At Maturity	07/15/2022	EUR	3,999,227	—	(175)	(175)
Receive	United Kingdom RPI	At Maturity	3.25	At Maturity	07/15/2025	GBP	681,299	—	(261)	(261)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.30	At Maturity	01/15/2029	USD	491,000	—	(540)	(540)
Pay	United Kingdom RPI	At Maturity	1.68	At Maturity	09/21/2048	GBP	248,235	—	(2,409)	(2,409)
Pay	United Kingdom RPI	At Maturity	1.68	At Maturity	09/21/2048	GBP	244,530	—	(2,536)	(2,536)
Pay	United Kingdom RPI	At Maturity	1.70	At Maturity	09/21/2048	GBP	248,235	—	(3,356)	(3,356)
Receive	United Kingdom RPI	At Maturity	3.41	At Maturity	05/15/2027	GBP	1,022,000	—	(5,261)	(5,261)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.32	At Maturity	08/15/2022	EUR	2,996,344	—	(10,787)	(10,787)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.43	At Maturity	08/15/2023	EUR	1,073,549	—	(17,881)	(17,881)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	United Kingdom RPI	At Maturity	3.71%	At Maturity	12/15/2028	GBP	537,000	$—	$(21,162)	$(21,162)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.48	At Maturity	05/15/2023	EUR	1,410,000	—	(21,271)	(21,271)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.31	At Maturity	08/15/2022	EUR	6,650,145	—	(21,835)	(21,835)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.41	At Maturity	12/15/2028	USD	1,819,000	—	(25,574)	(25,574)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.46	At Maturity	10/15/2023	EUR	1,591,534	—	(33,140)	(33,140)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.41	At Maturity	08/15/2023	EUR	2,147,097	—	(33,151)	(33,151)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.46	At Maturity	10/15/2023	EUR	1,591,534	—	(33,382)	(33,382)
Receive	United Kingdom RPI	At Maturity	3.11	At Maturity	06/15/2026	GBP	1,196,950	—	(68,384)	(68,384)
Subtotal — Depreciation								—	(301,121)	(301,121)
Total — Centrally Cleared Inflation Swap Agreements								$—	$207,531	$207,531
(a)	Centrally cleared inflation swap agreements collateralized by $1,620,917 cash held with Credit Suisse Securities (USA) LLC.
Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility StrikeRate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
UBS AG	Hang Seng China Enterprise Index	Pay	26.45%	At Maturity	12/30/2019	HKD	418	$8,796
Societe Generale	KOSPI 200 Index	Receive	17.60	At Maturity	12/12/2019	KRW	239,373	7,588
UBS AG	KOSPI 200 Index	Receive	17.70	At Maturity	12/12/2019	KRW	151,880	3,755
Societe Generale	Hang Seng China Enterprise Index	Pay	25.95	At Maturity	12/30/2019	HKD	163	3,135
UBS AG	S&P/ASX 200 Index	Pay	16.60	At Maturity	12/19/2019	AUD	132	3,076
UBS AG	Hang Seng Index	Pay	24.95	At Maturity	12/30/2019	HKD	149	2,703
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Pay	16.92	At Maturity	12/19/2019	AUD	60	1,764
UBS AG	KOSPI 200 Index	Pay	19.50	At Maturity	12/12/2019	KRW	26,512	1,317
Societe Generale	KOSPI 200 Index	Receive	18.25	At Maturity	12/12/2019	KRW	54,843	830
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Pay	19.36	At Maturity	12/12/2019	KRW	19,940	615
UBS AG	S&P/ASX 200 Index	Receive	15.60	At Maturity	12/19/2019	AUD	180	7
Subtotal — Appreciation								33,586
Equity Risk
UBS AG	Hang Seng Index	Receive	22.50	At Maturity	12/30/2019	HKD	3	(4)
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Receive	15.40	At Maturity	12/19/2019	AUD	76	(112)
Societe Generale	Nikkei 225 Index	Receive	23.65	At Maturity	12/11/2020	JPY	17,145	(333)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	22.64	At Maturity	12/30/2019	HKD	197	(341)
Societe Generale	Hang Seng Index	Receive	22.79	At Maturity	12/30/2019	HKD	211	(362)
Societe Generale	S&P/ASX 200 Index	Receive	15.60	At Maturity	12/19/2019	AUD	189	(437)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	3,104	(536)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.95	At Maturity	12/10/2021	JPY	2,940	(539)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.99	At Maturity	12/10/2021	JPY	3,098	(623)
UBS AG	Hang Seng Index	Receive	22.40	At Maturity	12/30/2019	HKD	230	(762)
Goldman Sachs International	Hang Seng Index	Receive	22.50	At Maturity	12/30/2019	HKD	229	(850)
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Receive	15.84	At Maturity	12/19/2019	AUD	45	(867)
J.P. Morgan Chase Bank, N.A.	S&P/ASX 200 Index	Receive	15.73	At Maturity	12/19/2019	AUD	187	(893)
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	5,903	(952)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	4,778	(981)
Goldman Sachs International	S&P/ASX 200 Index	Receive	15.90	At Maturity	12/19/2019	AUD	132	(1,021)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility StrikeRate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Societe Generale	Nikkei 225 Index	Receive	23.90%	At Maturity	12/10/2021	JPY	7,509	$(1,211)
Societe Generale	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	7,258	(1,491)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	8,806	(1,521)
Societe Generale	S&P/ASX 200 Index	Receive	16.25	At Maturity	12/19/2019	AUD	152	(1,586)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	21.80	At Maturity	12/30/2019	HKD	1,206	(1,709)
UBS AG	S&P/ASX 200 Index	Receive	15.85	At Maturity	12/19/2019	AUD	214	(1,803)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.20	At Maturity	12/30/2019	HKD	125	(1,813)
UBS AG	Hang Seng China Enterprise Index	Receive	25.30	At Maturity	12/30/2019	HKD	124	(1,906)
UBS AG	S&P/ASX 200 Index	Receive	15.80	At Maturity	12/19/2019	AUD	94	(1,970)
Goldman Sachs International	S&P/ASX 200 Index	Receive	16.00	At Maturity	12/19/2019	AUD	93	(2,366)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.44	At Maturity	12/30/2019	HKD	702	(2,474)
Societe Generale	S&P/ASX 200 Index	Receive	15.99	At Maturity	12/19/2019	AUD	108	(3,240)
UBS AG	Nikkei 225 Index	Receive	24.10	At Maturity	12/11/2020	JPY	16,736	(3,632)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.10	At Maturity	12/30/2019	HKD	458	(4,716)
Societe Generale	Nikkei 225 Index	Receive	24.25	At Maturity	12/11/2020	JPY	16,670	(4,729)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.94	At Maturity	12/30/2019	HKD	520	(5,073)
UBS AG	Hang Seng Index	Receive	22.77	At Maturity	12/30/2019	HKD	658	(5,260)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	408	(5,785)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.10	At Maturity	12/30/2019	HKD	407	(5,946)
UBS AG	S&P/ASX 200 Index	Receive	15.75	At Maturity	12/19/2019	AUD	187	(5,980)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.05	At Maturity	12/30/2019	HKD	673	(6,900)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	507	(7,271)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.20	At Maturity	12/30/2019	HKD	516	(7,492)
UBS AG	S&P/ASX 200 Index	Receive	15.84	At Maturity	12/19/2019	AUD	263	(7,493)
UBS AG	Hang Seng China Enterprise Index	Receive	25.30	At Maturity	12/30/2019	HKD	514	(7,874)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.33	At Maturity	12/30/2019	HKD	696	(8,478)
UBS AG	Hang Seng China Enterprise Index	Receive	24.70	At Maturity	12/30/2019	HKD	734	(9,077)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	652	(9,402)
Societe Generale	Hang Seng China Enterprise Index	Receive	24.80	At Maturity	12/30/2019	HKD	731	(9,606)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	725	(10,350)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.39	At Maturity	12/30/2019	HKD	618	(10,441)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.05	At Maturity	12/30/2019	HKD	1,026	(10,515)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	977	(10,516)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	26.89	At Maturity	12/30/2019	HKD	663	(14,450)
UBS AG	Hang Seng China Enterprise Index	Receive	24.80	At Maturity	12/30/2019	HKD	1,835	(16,569)
UBS AG	Hang Seng China Enterprise Index	Receive	25.70	At Maturity	12/30/2019	HKD	862	(17,049)
Subtotal — Depreciation								(237,307)
Total — Variance Swap Agreements								$(203,721)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility StrikeRate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	AUD/USD	Receive	0.71%	At Maturity	12/09/2019	AUD	902	$(206)
J.P. Morgan Chase Bank, N.A.	USD/CAD	Receive	1.25%	At Maturity	12/09/2019	USD	1,128	(364)
Goldman Sachs International	USD/CAD	Receive	1.25%	At Maturity	12/09/2019	USD	987	(516)
Goldman Sachs International	AUD/USD	Receive	0.72%	At Maturity	12/09/2019	AUD	2,316	(1,909)
Total — Volatility Swap Agreements								$(2,995)
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
J.P. Morgan Chase Bank, N.A.	Receive	MSCI World Energy Sector Total Return Index	2.77%	Quarterly	1,852	September—2019	$583,262	$—	$2,682	$2,682
Societe Generale SA	Pay	SG Strong Balance Sheet 250 Index	2.75	Quarterly	830	April—2019	755,034	—	21,381	21,381
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.76	Quarterly	828	October—2019	753,214	—	21,330	21,330
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.75	Quarterly	545	October—2019	495,744	—	14,042	14,042
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.75	Quarterly	372	October—2019	337,329	—	9,551	9,551
Societe Generale SA	Receive	SG Strong Balance Sheet 250 Index	2.75	Quarterly	152	October—2019	138,668	—	3,931	3,931
UBS AG	Receive	MSCI World Energy Sector Total Return Index	1.00	Quarterly	3,859	October—2019	1,092,755	—	129,534	129,534
UBS AG	Receive	MSCI World Energy Sector Total Return Index	1.00	Quarterly	1,986	October—2019	562,270	—	66,651	66,651
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.42	Quarterly	1,627	September—2019	460,744	—	54,617	54,617
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.56	Quarterly	1,557	September—2019	440,727	—	52,245	52,245
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.80	Quarterly	842	September—2019	240,789	—	25,724	25,724
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.50	Quarterly	618	September—2019	174,975	—	20,742	20,742
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.50	Quarterly	614	September—2019	173,950	—	20,620	20,620
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.50	Quarterly	614	September—2019	173,749	—	20,596	20,596
UBS AG	Receive	MSCI World Energy Sector Total Return Index	2.42	Quarterly	519	September—2019	147,040	—	17,430	17,430
Subtotal								—	481,076	481,076
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	16,864	June—2019	5,062,090	—	48,344	48,344
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	1,261	June—2019	378,516	—	3,615	3,615
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	11,967	February—2019	1,209,347	—	22,238	22,238
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	11,967	February—2019	1,209,347	—	22,238	22,238
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	10,626	February—2019	1,073,829	—	19,746	19,746
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	9,872	February—2019	997,633	—	18,345	18,345
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	4,941	February—2019	499,322	—	9,182	9,182
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	4,854	February—2019	490,530	—	9,020	9,020
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	3,677	February—2019	371,586	—	6,833	6,833
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,836	February—2019	1,077,659	—	6,742	6,742
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	3,557	February—2019	359,459	—	6,610	6,610
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,601	February—2019	1,025,292	—	6,415	6,415
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,578	February—2019	1,020,166	—	6,383	6,383
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,578	February—2019	1,020,167	—	6,383	6,383
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	4,532	February—2019	1,009,916	—	6,318	6,318
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	2,961	February—2019	299,229	—	5,502	5,502
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	2,512	February—2019	253,855	—	4,668	4,668
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12%	Monthly	1,958	February—2019	$197,869	$—	$3,639	$3,639
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	2,532	February—2019	564,234	—	3,530	3,530
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.12	Monthly	715	February—2019	138,087	—	3,295	3,295
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.29	Monthly	1,973	February—2019	439,665	—	2,751	2,751
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	1,216	February—2019	122,885	—	2,260	2,260
Macquarie Bank Ltd.	Receive	Macquarie MQCP252 Index	0.12	Monthly	666	February—2019	67,304	—	1,237	1,237
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	5,041	February—2019	789,480	—	1,207	1,207
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	3,855	February—2019	603,738	—	838	838
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	3,571	February—2019	559,261	—	776	776
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	3,205	February—2019	501,941	—	768	768
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.24	Monthly	1,840	February—2019	288,040	—	275	275
Subtotal								—	229,158	229,158
Subtotal — Appreciation								—	710,234	710,234
Equity Risk
Goldman Sachs International	Pay	Bovespa Index	—	At Maturity	29	February—2019	2,560,529	—	(74,590)	(74,590)
Societe Generale SA	Pay	3 Month USD LIBOR	2.75	Quarterly	49	October—2019	44,565	—	(1,272)	(1,272)
Societe Generale SA	Pay	3 Month USD LIBOR	2.75	Quarterly	189	October—2019	171,930	—	(4,868)	(4,868)
Societe Generale SA	Pay	3 Month USD LIBOR	3.05	Quarterly	213	October—2019	193,810	—	(5,486)	(5,486)
Subtotal								—	(86,216)	(86,216)
Commodity Risk
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	380	June—2019	114,065	—	(1,119)	(1,119)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	388	June—2019	116,466	—	(1,143)	(1,143)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	439	June—2019	131,775	—	(1,259)	(1,259)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	481	June—2019	144,382	—	(1,416)	(1,416)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	523	June—2019	156,990	—	(1,499)	(1,499)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	644	June—2019	193,310	—	(1,846)	(1,846)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	698	June—2019	209,520	—	(2,055)	(2,055)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	748	June—2019	224,528	—	(2,203)	(2,203)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	1,393	June—2019	418,139	—	(3,993)	(3,993)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15%	Monthly	2,302	June—2019	$690,995	$—	$(6,599)	$(6,599)
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	4,673	June—2019	1,402,701	—	(13,396)	(13,396)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	685	February—2019	152,646	—	(878)	(878)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	4,629	February—2019	724,956	—	(1,006)	(1,006)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	4,629	February—2019	724,956	—	(1,006)	(1,006)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	819	February—2019	182,507	—	(1,142)	(1,142)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	5,774	February—2019	904,277	—	(1,383)	(1,383)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	1,194	February—2019	266,072	—	(1,665)	(1,665)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	1,266	February—2019	282,117	—	(1,765)	(1,765)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	2,101	February—2019	468,189	—	(2,929)	(2,929)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	2,570	February—2019	572,702	—	(3,292)	(3,292)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	2,570	February—2019	572,702	—	(3,583)	(3,583)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,244	February—2019	722,897	—	(4,156)	(4,156)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,244	February—2019	722,897	—	(4,156)	(4,156)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,152	February—2019	702,395	—	(4,395)	(4,395)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,440	February—2019	766,573	—	(4,407)	(4,407)
Macquarie Bank Ltd.	Pay	Macquarie MQCP626E Index	0.29	Monthly	3,345	February—2019	745,403	—	(4,664)	(4,664)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	2,991	February—2019	302,261	—	(5,558)	(5,558)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	6,084	February—2019	614,830	—	(11,306)	(11,306)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	6,239	February—2019	630,493	—	(11,594)	(11,594)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	6,239	February—2019	630,493	—	(11,594)	(11,594)
Macquarie Bank Ltd.	Receive	Macquarie MQCP626E Index	0.24	Monthly	70,653	February—2019	11,065,093	—	(16,921)	(16,921)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.12	Monthly	6,740	February—2019	1,295,867	—	(36,877)	(36,877)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.12	Monthly	6,741	February—2019	1,296,060	—	(36,883)	(36,883)
Macquarie Bank Ltd.	Pay	Macquarie MQCP252 Index	0.12	Monthly	49,221	February—2019	4,974,117	—	(91,467)	(91,467)
Subtotal								—	(299,155)	(299,155)
Subtotal — Depreciation								—	(385,371)	(385,371)
Total — Total Return Swap Agreements								$—	$324,863	$324,863
(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $1,020,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Macquarie MQCP252 Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)
Macquarie MQCP625E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)
Macquarie MQCP626E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/08/2019	Goldman Sachs International	USD	116,949	GBP	91,000	$2,431
02/12/2019	State Street Bank & Trust Co.	CHF	1,108,878	USD	1,132,559	16,647
02/12/2019	State Street Bank & Trust Co.	DKK	2,069,671	USD	317,977	432
02/12/2019	State Street Bank & Trust Co.	EUR	5,943,656	USD	6,818,292	10,630
02/12/2019	State Street Bank & Trust Co.	GBP	50,000	USD	65,889	283
02/12/2019	State Street Bank & Trust Co.	HKD	16,514,732	USD	2,109,364	4,062
02/12/2019	State Street Bank & Trust Co.	IDR	4,163,000	USD	298	0
02/12/2019	State Street Bank & Trust Co.	INR	19,760,000	USD	282,570	4,977
02/12/2019	State Street Bank & Trust Co.	JPY	56,100,161	USD	518,709	3,355
02/12/2019	State Street Bank & Trust Co.	MXN	48,000	USD	2,525	17
02/12/2019	State Street Bank & Trust Co.	SEK	4,324,647	USD	485,038	6,789
02/12/2019	State Street Bank & Trust Co.	TWD	878,000	USD	28,609	21
02/12/2019	State Street Bank & Trust Co.	USD	248,115	AUD	347,000	4,148
02/12/2019	State Street Bank & Trust Co.	USD	87,160	BRL	321,000	808
02/12/2019	State Street Bank & Trust Co.	USD	83,733	CAD	111,000	767
02/12/2019	State Street Bank & Trust Co.	USD	336,796	CNY	2,261,811	510
02/12/2019	State Street Bank & Trust Co.	USD	29,558	DKK	193,000	54
02/12/2019	State Street Bank & Trust Co.	USD	405,092	EUR	355,000	1,512
02/12/2019	State Street Bank & Trust Co.	USD	1,052,003	GBP	817,000	20,010
02/12/2019	State Street Bank & Trust Co.	USD	294	IDR	4,163,000	3
02/12/2019	State Street Bank & Trust Co.	USD	86,940	INR	6,203,000	200
02/12/2019	State Street Bank & Trust Co.	USD	86,550	JPY	9,464,000	390
02/12/2019	State Street Bank & Trust Co.	USD	1,371,648	KRW	1,527,325,348	1,220
02/12/2019	State Street Bank & Trust Co.	USD	69,077	MXN	1,324,000	87
02/12/2019	State Street Bank & Trust Co.	USD	141,358	NOK	1,208,000	1,927
02/12/2019	State Street Bank & Trust Co.	USD	30,176	SEK	273,000	15
02/12/2019	State Street Bank & Trust Co.	USD	35,498	SGD	48,000	162
02/12/2019	State Street Bank & Trust Co.	USD	2,926	TWD	90,000	4
02/12/2019	State Street Bank & Trust Co.	USD	57,148	ZAR	763,000	326
02/13/2019	Barclays Bank PLC	USD	418,290	AUD	582,825	5,421
02/13/2019	Barclays Bank PLC	USD	3,831,210	CAD	5,141,178	82,627
02/13/2019	Barclays Bank PLC	USD	2,930,391	JPY	328,320,104	85,888
02/13/2019	Citibank, N.A.	SEK	737,695	EUR	649,852	6,685
02/13/2019	Citibank, N.A.	USD	662,057	AUD	938,753	20,410
02/13/2019	Citibank, N.A.	USD	70,169	BRL	261,000	1,353
02/13/2019	Citibank, N.A.	USD	300,306	NZD	442,097	5,338
02/13/2019	Deutsche Bank AG	USD	621,936	CLP	423,731,293	24,226
02/13/2019	Deutsche Bank AG	USD	3,864,020	INR	283,850,907	123,117
02/13/2019	Deutsche Bank AG	USD	2,047,994	MXN	41,626,499	126,191
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/13/2019	Goldman Sachs International	EUR	2,891,405	USD	3,333,475	$21,478
02/13/2019	Goldman Sachs International	TWD	87,015,764	USD	2,881,317	47,857
02/13/2019	Goldman Sachs International	USD	1,920,532	AUD	2,723,348	59,322
02/13/2019	Goldman Sachs International	USD	383,353	CAD	509,719	4,683
02/13/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,663,654	NOK	14,182,332	18,647
02/13/2019	J.P. Morgan Chase Bank, N.A.	SEK	2,888,621	EUR	2,545,085	26,678
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	784,634	AUD	1,098,397	13,893
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	282,820	CNY	1,922,000	3,811
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	277,391	NZD	410,518	6,422
02/13/2019	Morgan Stanley & Co. LLC	AUD	1,025,755	USD	747,454	1,737
02/13/2019	Morgan Stanley & Co. LLC	INR	19,995,400	USD	284,510	3,643
02/13/2019	Morgan Stanley & Co. LLC	JPY	56,295,000	USD	518,501	1,318
02/13/2019	Morgan Stanley & Co. LLC	USD	1,670,020	AUD	2,310,299	9,551
02/13/2019	Morgan Stanley & Co. LLC	USD	1,354,707	CAD	1,802,294	17,330
02/13/2019	Morgan Stanley & Co. LLC	USD	277,765	NZD	410,518	6,047
02/13/2019	Standard Charted Bank PLC	USD	203,206	KRW	228,964,000	2,609
02/13/2019	Standard Charted Bank PLC	USD	226,280	TWD	6,988,200	1,274
02/13/2019	State Street Bank & Trust Co.	USD	239,595	EUR	210,563	1,597
03/08/2019	Goldman Sachs International	EUR	340,000	USD	391,109	887
03/08/2019	Goldman Sachs International	USD	404,017	GBP	310,500	3,904
03/08/2019	Goldman Sachs International	USD	6,808	MXN	131,500	36
03/12/2019	State Street Bank & Trust Co.	AUD	1,088,646	USD	792,622	864
03/12/2019	State Street Bank & Trust Co.	CAD	579,000	USD	441,276	217
03/12/2019	State Street Bank & Trust Co.	CHF	1,024,878	USD	1,035,716	1,554
03/12/2019	State Street Bank & Trust Co.	DKK	1,877,671	USD	289,759	931
03/12/2019	State Street Bank & Trust Co.	EUR	5,641,656	USD	6,497,957	20,655
03/12/2019	State Street Bank & Trust Co.	GBP	6,773,046	USD	8,908,459	8,467
03/12/2019	State Street Bank & Trust Co.	HKD	12,759,732	USD	1,628,711	147
03/12/2019	State Street Bank & Trust Co.	IDR	785,655,000	USD	56,008	23
03/12/2019	State Street Bank & Trust Co.	INR	13,557,000	USD	189,854	16
03/12/2019	State Street Bank & Trust Co.	JPY	48,049,161	USD	443,699	1,305
03/12/2019	State Street Bank & Trust Co.	NOK	3,480,071	USD	414,390	1,075
03/12/2019	State Street Bank & Trust Co.	SEK	3,509,647	USD	389,941	950
03/12/2019	State Street Bank & Trust Co.	SGD	271,518	USD	201,904	50
03/12/2019	State Street Bank & Trust Co.	TWD	16,464,602	USD	537,619	605
03/13/2019	Barclays Bank PLC	USD	1,703,560	BRL	6,757,000	144,985
03/13/2019	Barclays Bank PLC	USD	479,575	INR	34,488,607	3,311
03/13/2019	Barclays Bank PLC	USD	2,936,030	JPY	328,320,104	87,115
03/13/2019	Goldman Sachs International	USD	835,790	MXN	17,465,500	72,578
03/13/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,668,158	NOK	14,182,333	16,302
03/13/2019	Standard Charted Bank PLC	TWD	100,068,502	USD	3,268,397	4,295
04/08/2019	Goldman Sachs International	GBP	1,400,000	USD	1,852,617	10,384
04/10/2019	Citibank, N.A.	EUR	668,797	NOK	5,672,934	5,797
04/10/2019	Goldman Sachs International	USD	270,005	MXN	5,229,000	789
04/10/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,004,372	NOK	8,509,400	7,520
Subtotal—Appreciation						1,205,702
Currency Risk
02/08/2019	Goldman Sachs International	USD	22,945	EUR	20,000	(45)
02/12/2019	State Street Bank & Trust Co.	AUD	1,435,646	USD	1,023,250	(20,437)
02/12/2019	State Street Bank & Trust Co.	BRL	321,000	USD	86,269	(1,698)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/12/2019	State Street Bank & Trust Co.	CAD	690,000	USD	517,060	$(8,205)
02/12/2019	State Street Bank & Trust Co.	CHF	16,000	USD	16,066	(35)
02/12/2019	State Street Bank & Trust Co.	CNY	2,261,811	USD	329,806	(7,500)
02/12/2019	State Street Bank & Trust Co.	DKK	76,000	USD	11,584	(77)
02/12/2019	State Street Bank & Trust Co.	EUR	392,000	USD	446,875	(2,108)
02/12/2019	State Street Bank & Trust Co.	GBP	7,935,046	USD	10,130,504	(281,359)
02/12/2019	State Street Bank & Trust Co.	IDR	785,655,000	USD	55,563	(616)
02/12/2019	State Street Bank & Trust Co.	JPY	8,823,000	USD	80,635	(415)
02/12/2019	State Street Bank & Trust Co.	KRW	1,527,325,348	USD	1,362,668	(10,201)
02/12/2019	State Street Bank & Trust Co.	MXN	1,276,000	USD	65,264	(1,392)
02/12/2019	State Street Bank & Trust Co.	NOK	4,688,071	USD	547,348	(8,723)
02/12/2019	State Street Bank & Trust Co.	SGD	319,518	USD	235,562	(1,812)
02/12/2019	State Street Bank & Trust Co.	THB	5,868,000	USD	184,226	(3,626)
02/12/2019	State Street Bank & Trust Co.	TWD	15,676,602	USD	509,493	(940)
02/12/2019	State Street Bank & Trust Co.	USD	792,295	AUD	1,088,646	(869)
02/12/2019	State Street Bank & Trust Co.	USD	440,988	CAD	579,000	(220)
02/12/2019	State Street Bank & Trust Co.	USD	1,134,659	CHF	1,124,878	(2,649)
02/12/2019	State Street Bank & Trust Co.	USD	300,651	DKK	1,952,671	(1,057)
02/12/2019	State Street Bank & Trust Co.	USD	6,872,497	EUR	5,980,656	(22,457)
02/12/2019	State Street Bank & Trust Co.	USD	9,416,821	GBP	7,168,046	(11,368)
02/12/2019	State Street Bank & Trust Co.	USD	2,106,145	HKD	16,514,732	(839)
02/12/2019	State Street Bank & Trust Co.	USD	56,254	IDR	785,655,000	(76)
02/12/2019	State Street Bank & Trust Co.	USD	190,524	INR	13,557,000	(72)
02/12/2019	State Street Bank & Trust Co.	USD	511,278	JPY	55,459,161	(1,815)
02/12/2019	State Street Bank & Trust Co.	USD	413,864	NOK	3,480,071	(1,078)
02/12/2019	State Street Bank & Trust Co.	USD	449,297	SEK	4,051,647	(1,238)
02/12/2019	State Street Bank & Trust Co.	USD	201,777	SGD	271,518	(62)
02/12/2019	State Street Bank & Trust Co.	USD	187,940	THB	5,868,000	(87)
02/12/2019	State Street Bank & Trust Co.	USD	536,411	TWD	16,464,602	(321)
02/12/2019	State Street Bank & Trust Co.	ZAR	763,000	USD	54,586	(2,888)
02/13/2019	Barclays Bank PLC	AUD	4,195,498	USD	3,034,571	(15,526)
02/13/2019	Barclays Bank PLC	MXN	5,584,000	USD	282,670	(8,987)
02/13/2019	Citibank, N.A.	AUD	465,335	USD	333,593	(4,703)
02/13/2019	Citibank, N.A.	BRL	3,692,315	USD	991,271	(20,540)
02/13/2019	Citibank, N.A.	CAD	1,135,068	USD	862,216	(1,879)
02/13/2019	Citibank, N.A.	MXN	29,003,999	USD	1,436,959	(77,943)
02/13/2019	Citibank, N.A.	USD	376,085	MXN	7,167,573	(1,717)
02/13/2019	Deutsche Bank AG	CNY	21,554,231	USD	3,124,345	(90,066)
02/13/2019	Deutsche Bank AG	EUR	4,600,433	SEK	41,368,000	(25,316)
02/13/2019	Deutsche Bank AG	NZD	1,263,133	USD	842,419	(30,850)
02/13/2019	Goldman Sachs International	AUD	858,562	USD	615,004	(9,165)
02/13/2019	Goldman Sachs International	BRL	261,000	USD	70,077	(1,446)
02/13/2019	Goldman Sachs International	CAD	1,340,958	USD	1,012,077	(8,757)
02/13/2019	Goldman Sachs International	CLP	384,377,543	USD	563,129	(23,021)
02/13/2019	Goldman Sachs International	KRW	3,262,942,287	USD	2,924,327	(8,711)
02/13/2019	J.P. Morgan Chase Bank, N.A.	AUD	1,058,374	USD	760,307	(9,123)
02/13/2019	J.P. Morgan Chase Bank, N.A.	CAD	516,770	USD	388,869	(4,533)
02/13/2019	J.P. Morgan Chase Bank, N.A.	CLP	39,353,750	USD	56,901	(3,111)
02/13/2019	J.P. Morgan Chase Bank, N.A.	USD	338,459	MXN	6,465,977	(737)
02/13/2019	Merrill Lynch International	CAD	325,937	USD	246,471	(1,656)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/13/2019	Morgan Stanley & Co. LLC	AUD	2,341,487	USD	1,665,808	$(36,436)
02/13/2019	Morgan Stanley & Co. LLC	BRL	433,685	USD	116,541	(2,302)
02/13/2019	Morgan Stanley & Co. LLC	CAD	3,191,062	USD	2,386,808	(42,460)
02/13/2019	Morgan Stanley & Co. LLC	USD	1,376,016	AUD	1,884,540	(5,969)
02/13/2019	Royal Bank of Scotland Securities Inc.	AUD	102,803	USD	74,051	(686)
02/28/2019	J.P. Morgan Chase Bank, N.A.	CAD	38,866	USD	29,347	(251)
03/01/2019	Goldman Sachs International	EUR	976,000	USD	1,111,585	(7,896)
03/01/2019	Goldman Sachs International	GBP	1,014,000	USD	1,274,450	(57,214)
03/01/2019	Goldman Sachs International	MXN	1,500,000	USD	73,975	(4,181)
03/01/2019	Goldman Sachs International	USD	395,922	GBP	300,000	(1,939)
03/08/2019	Goldman Sachs International	EUR	40,000	USD	45,609	(300)
03/08/2019	Goldman Sachs International	GBP	537,000	USD	685,996	(19,490)
03/08/2019	Goldman Sachs International	ZAR	2,080,000	USD	148,953	(7,290)
03/12/2019	State Street Bank & Trust Co.	BRL	253,000	USD	68,856	(365)
03/12/2019	State Street Bank & Trust Co.	CNY	2,261,811	USD	336,868	(439)
03/12/2019	State Street Bank & Trust Co.	KRW	1,488,415,348	USD	1,337,914	(1,065)
03/12/2019	State Street Bank & Trust Co.	MXN	1,324,000	USD	68,781	(90)
03/12/2019	State Street Bank & Trust Co.	THB	5,868,000	USD	187,897	(87)
03/12/2019	State Street Bank & Trust Co.	USD	151,131	HKD	1,184,000	(14)
03/12/2019	State Street Bank & Trust Co.	USD	297	IDR	4,163,000	0
03/12/2019	State Street Bank & Trust Co.	ZAR	763,000	USD	56,955	(332)
03/13/2019	Barclays Bank PLC	EUR	3,222,822	USD	3,680,112	(20,409)
03/13/2019	Citibank, N.A.	BRL	10,830,500	USD	2,884,149	(78,805)
03/13/2019	Citibank, N.A.	USD	204,661	MXN	3,916,008	(992)
03/13/2019	Goldman Sachs International	BRL	863,000	USD	227,560	(8,535)
03/13/2019	Goldman Sachs International	CNY	22,325,762	USD	3,232,900	(96,570)
03/13/2019	Goldman Sachs International	EUR	1,690,387	SEK	15,056,000	(21,525)
03/13/2019	Goldman Sachs International	KRW	3,262,942,287	USD	2,921,689	(13,758)
03/13/2019	Goldman Sachs International	USD	232,738	MXN	4,464,500	(543)
04/08/2019	Goldman Sachs International	EUR	190,000	USD	218,333	(333)
04/10/2019	Barclays Bank PLC	EUR	2,274,616	SEK	20,280,000	(21,560)
04/10/2019	Barclays Bank PLC	KRW	2,499,320,287	USD	2,233,371	(17,301)
04/10/2019	Barclays Bank PLC	USD	2,381,749	JPY	255,327,104	(24,986)
04/10/2019	Citibank, N.A.	BRL	1,842,500	USD	491,938	(10,970)
04/10/2019	Goldman Sachs International	EUR	1,328,099	USD	1,526,205	(2,532)
04/10/2019	Goldman Sachs International	TWD	60,904,548	USD	1,987,487	(3,207)
04/10/2019	Goldman Sachs International	USD	2,364,042	INR	166,861,207	(35,205)
04/10/2019	Goldman Sachs International	USD	231,760	MXN	4,464,500	(556)
04/10/2019	Standard Charted Bank PLC	CNY	2,682,800	USD	390,148	(10,004)
Subtotal—Depreciation						(1,300,669)
Total Forward Foreign Currency Contracts						$(94,967)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Investment Abbreviations:
AUD	—Australia Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—China Yuan Renminbi
CPI	—Consumer Price Index
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
IDR	—Indonesia Rupiah
INR	—Indian Rupee
JPY	—Japan Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norway Krone
NSA	—Non-Seasonally Adjusted
NZD	—New Zealand Dollar
SEK	—Sweden Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—Taiwan New Dollar
USD	—U.S. Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Targeted Returns Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco
Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The
Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is
Invesco Global Targeted Returns Fund

B.
Securities Transactions and Investment Income — (continued)
recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of
Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the
Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of
Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.
These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the
Statement of Operations, even though investors do not receive their principal until maturity.
E.
Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of
Operations.
F.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)
currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
G.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the
Invesco Global Targeted Returns Fund

G.
Forward Foreign Currency Contracts — (continued)
contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
H.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal
Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default.
Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
I.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter
(“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the
Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the
Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of
Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated
Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs
(such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the
Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the
Counterparty.
Invesco Global Targeted Returns Fund

I.
Swap Agreements — (continued)
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of
Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction.
Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the
Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
J.
Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated
Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated
Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the
Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Invesco Global Targeted Returns Fund

K.
Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation)
of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.
Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$16,659,316	$8,138,527	$—	$24,797,843
Non-U.S. Dollar Denominated Bonds & Notes	—	10,641,515	—	10,641,515
U.S. Dollar Denominated Bonds & Notes	—	8,243,579	—	8,243,579
U.S. Treasury Securities	—	776,779	—	776,779
Preferred Stock	38,466	—	—	38,466
Money Market Funds	26,488,019	—	—	26,488,019
Options Purchased	—	6,097,749	—	6,097,749
Total Investments in Securities	43,185,801	33,898,149	—	77,083,950
Invesco Global Targeted Returns Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	86,422	—	—	86,422
Forward Foreign Currency Contracts	—	1,205,702	—	1,205,702
Swap Agreements	—	2,697,680	—	2,697,680
	86,422	3,903,382	—	3,989,804
Other Investments - Liabilities*
Futures Contracts	(1,236,500)	—	—	(1,236,500)
Forward Foreign Currency Contracts	—	(1,300,669)	—	(1,300,669)
Options Written	—	(3,249,374)	—	(3,249,374)
Swap Agreements	—	(2,195,560)	(3,630)	(2,199,190)
	(1,236,500)	(6,745,603)	(3,630)	(7,985,733)
Total Other Investments	(1,150,078)	(2,842,221)	(3,630)	(3,995,929)
Total Investments	$42,035,723	$31,055,928	$(3,630)	$73,088,021
*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
	Value
Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$-	$-	$49,012	$37,410	$86,422
Unrealized appreciation on swap agreements — Centrally Cleared	-	17,961	-	-	1,935,899	1,953,860
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	1,205,702	-	-	1,205,702
Unrealized appreciation on swap agreements — OTC	229,158	-	-	514,662	-	743,820
Options purchased, at value — OTC	-	-	706,883	2,028,277	3,308,589	6,043,749
Total Derivative Assets	229,158	17,961	1,912,585	2,591,951	5,281,898	10,033,553
Derivatives not subject to master netting agreements	-	(17,961)	-	(49,012)	(1,973,309)	(2,040,282)
Total Derivative Assets subject to master netting agreements	$229,158	$-	$1,912,585	$2,542,939	$3,308,589	$7,993,271
Invesco Global Targeted Returns Fund

	Value
Derivative Liabilities	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$-	$-	$-	$(1,173,345)	$(63,155)	$(1,236,500)
Unrealized depreciation on swap agreements — OTC	(299,155)	(2,462)	(2,995)	(315,649)	(155,546)	(775,807)
Unrealized appreciation on swap agreements — Centrally Cleared	-	(16,440)	-	-	(1,406,943)	(1,423,383)
Unrealized depreciation on forward foreign currency contracts outstanding	-	-	(1,300,669)	-	-	(1,300,669)
Options written, at value — OTC	-	-	(34,215)	(2,324,614)	(890,545)	(3,249,374)
Total Derivative Liabilities	(299,155)	(18,902)	(1,337,879)	(3,813,608)	(2,516,189)	(7,985,733)
Derivatives not subject to master netting agreements	-	16,440	-	1,173,345	1,470,098	2,659,883
Total Derivative Liabilities subject to master netting agreements	$(299,155)	$(2,462)	$(1,337,879)	$(2,640,263)	$(1,046,091)	$(5,325,850)
Options purchased, at value as reported in the Consolidated Schedule of Investments.
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$1,076,628	$-	$-	$1,076,628
Futures contracts	-	-	-	1,870,487	4,164	1,874,651
Options purchased	-	-	(170,139)	(6,407,582)	31,320	(6,546,401)
Options written	-	-	254,952	5,246,826	(138,704)	5,363,074
Swap agreements	-	97,163	-	(1,940,645)	187,174	(1,656,308)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	(94,967)	-	-	(94,967)
Futures contracts	-	-	-	(3,051,644)	(27,610)	(3,079,254)
Options purchased	-	-	(284,766)	(2,336,397)	772,270	(1,848,893)
Options written	-	-	(141,481)	(1,007,082)	(196,597)	(1,345,160)
Swap agreements	(268,118)	(61,186)	(2,995)	1,343,292	630,645	1,641,638
Total	$(268,118)	$35,977	$637,232	$(6,282,745)	$1,262,662	$(4,614,992)
The table below summarizes the average notional values of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Index Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$169,630,730	$41,035,243	$1,655,194	$33,526,000	$908,001	$1,673,323	$16,476,000	$65,357	$400,183,058
Average Contracts	—	—	2,383	—	—	983	—	—	—
Invesco Global Targeted Returns Fund

Invesco Greater China Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
CHI-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.49%(b)
Airport Services–0.49%
Shanghai International Airport Co. Ltd.	52,689	$392,234
Apparel Retail–1.95%
Pou Sheng International (Holdings) Ltd. (Hong Kong)	7,978,000	1,549,676
Auto Parts & Equipment–4.80%
Hu Lane Associate Inc. (Taiwan)	257,000	769,077
HUAYU Automotive Systems Co., Ltd. – Class A	394,204	1,188,109
Minth Group Ltd.	532,000	1,850,812
		3,807,998
Automobile Manufacturers–0.38%
Jiangling Motors Corp., Ltd. – Class B	311,100	299,320
Commodity Chemicals–4.15%
Formosa Chemicals & Fibre Corp. (Taiwan)	457,000	1,595,155
Formosa Plastics Corp. (Taiwan)	499,000	1,696,015
		3,291,170
Construction Materials–1.23%
Asia Cement China Holdings Corp.	1,343,500	974,038
Electrical Components & Equipment–1.29%
Voltronic Power Technology Corp. (Taiwan)	59,150	1,023,285
Electronic Components–3.72%
Chin-Poon Industrial Co., Ltd. (Taiwan)	647,000	800,381
Largan Precision Co., Ltd. (Taiwan)	17,000	2,147,219
		2,947,600
Electronic Equipment & Instruments–0.59%
Flytech Technology Co., Ltd. (Taiwan)	195,000	468,898
Electronic Manufacturing Services–2.09%
FIH Mobile Ltd. (c)	877,000	95,942
Hon Hai Precision Industry Co., Ltd. (Taiwan)	677,000	1,564,633
		1,660,575
Food Retail–3.05%
President Chain Store Corp. (Taiwan)	228,000	2,419,943
Footwear–1.41%
Stella International Holdings Ltd. (Hong Kong)	886,000	1,114,394
Gas Utilities–3.33%
ENN Energy Holdings Ltd.	102,000	981,817
Shares		Value
Gas Utilities–(continued)
Towngas China Co. Ltd. (c)	2,082,000	$1,655,592
		2,637,409
Health Care Distributors–2.63%
Sinopharm Group Co. Ltd. – Class H	462,400	2,081,810
Health Care Equipment–1.81%
MicroPort Scientific Corp.	1,476,000	1,436,985
Health Care Supplies–3.52%
Shandong Weigao Group Medical Polymer Co. Ltd. – Class H	3,308,000	2,790,684
Hotels, Resorts & Cruise Lines–2.70%
China International Travel Service Corp. Ltd. – Class A	169,600	1,378,451
Shanghai Jinjiang International Hotels Development Co., Ltd. – Class B	381,578	761,248
		2,139,699
Household Appliances–0.71%
Gree Electric Appliances Inc. of Zhuhai – Class A (c)	37,100	233,497
Hangzhou Robam Appliances Co. Ltd. – Class A	89,490	329,825
		563,322
Hypermarkets & Super Centers–2.85%
Sun Art Retail Group Ltd. (Hong Kong)	2,288,500	2,263,084
Industrial Conglomerates–2.93%
CK Hutchison Holdings Ltd. (Hong Kong)	229,000	2,327,038
Industrial Machinery–1.32%
CIMC Enric Holdings Ltd.	1,190,000	1,047,512
Interactive Home Entertainment–1.44%
Changyou.com Ltd. – ADR	56,500	1,144,125
Interactive Media & Services–12.87%
Autohome, Inc. – ADR (c)	21,600	1,563,408
Tencent Holdings Ltd.	89,800	4,040,354
Weibo Corp. – ADR (c)	37,214	2,257,401
YY, Inc. – ADR (c)	33,800	2,346,734
		10,207,897
Internet & Direct Marketing Retail–13.52%
Alibaba Group Holding Ltd. – ADR (c)	45,248	7,623,835
Ctrip.com International, Ltd. – ADR (c)	56,886	1,894,304
PChome Online Inc. (Taiwan)(c)	268,305	1,204,933
		10,723,072
Leisure Products–1.07%
Goodbaby International Holdings Ltd.	2,750,000	851,583
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value
Marine Ports & Services–1.23%
Qingdao Port International Co., Ltd. – Class H, REGS (c)(d)	1,562,000	$971,379
Packaged Foods & Meats–1.97%
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (c)	55,600	15,942
Toly Bread Co. Ltd. – Series A	8,749	64,755
Uni-President China Holdings Ltd.	1,654,000	1,481,264
		1,561,961
Personal Products–2.88%
Hengan International Group Co. Ltd.	289,500	2,284,890
Pharmaceuticals–1.92%
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. – Class H	477,000	288,735
Sino Biopharmaceutical Ltd.	1,436,000	1,236,754
		1,525,489
Restaurants–2.67%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,195,000	907,954
Cafe de Coral Holdings Ltd. (Hong Kong)	332,000	898,668
Xiabuxiabu Catering Management China Holdings Co. Ltd. – REGS (c)(d)	217,000	311,377
		2,117,999
Semiconductors–3.46%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	370,000	2,742,007
Shares		Value
Specialty Stores–0.48%
Sa Sa International Holdings Ltd. (Hong Kong)	990,000	$380,865
Steel–1.99%
Baoshan Iron & Steel Co., Ltd. – Class A	1,506,409	1,574,816
Technology Hardware, Storage & Peripherals–1.54%
Asustek Computer Inc. (Taiwan)	157,000	1,217,312
Wireless Telecommunication Services–4.50%
China Mobile Ltd.	339,500	3,569,125
Total Common Stocks & Other Equity Interests (Cost $78,017,567)		78,109,194

Money Market Funds–0.31%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(e)	87,041	87,041
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(e)	62,154	62,167
Invesco Treasury Portfolio-Institutional Class, 2.29%(e)	99,475	99,475
Total Money Market Funds (Cost $248,677)		248,683
TOTAL INVESTMENTS IN SECURITIES–98.80% (Cost $78,266,244)		78,357,877
OTHER ASSETS LESS LIABILITIES–1.20%		953,807
NET ASSETS–100.00%		$79,311,684
Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $1,282,756, which represented 1.62% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Depreciation
		Deliver		Receive
Currency Risk
02/08/2019	State Street Bank & Trust Co.	USD	402,670	HKD	3,158,706	$(69)
Currency Abbreviations:
HKD	– Hong Kong Dollar
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Greater China Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce theFund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
Transaction costs are often higher and there may be delays in settlement procedures.
Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Greater China Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$32,327,358	$45,781,836	$—	$78,109,194
Money Market Funds	248,683	—	—	248,683
Total Investments in Securities	32,576,041	45,781,836	—	78,357,877
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(69)	—	(69)
Total Investments	$32,576,041	$45,781,767	$—	$78,357,808
*	Unrealized appreciation (depreciation).
Invesco Greater China Fund

Invesco Health Care Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GHC-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.56%
Biotechnology–19.13%
ACADIA Pharmaceuticals, Inc.(b)	347,241	$7,910,150
Alexion Pharmaceuticals, Inc.(b)	214,013	26,315,038
Amarin Corp. PLC – ADR (Ireland)(b)	403,082	7,053,935
Array BioPharma, Inc.(b)	706,551	13,191,307
Ascendis Pharma A/S – ADR (Denmark)(b)	84,037	6,005,284
Avrobio, Inc.(b)	103,816	1,293,547
BioCryst Pharmaceuticals, Inc.(b)	639,339	5,549,463
Biogen, Inc.(b)	106,364	35,502,176
Biohaven Pharmaceutical Holding Co., Ltd.(b)	86,184	3,282,749
BioMarin Pharmaceutical, Inc.(b)	268,181	26,327,329
Bluebird Bio, Inc.(b)	58,211	7,767,094
DBV Technologies S.A. – ADR (France)(b)	578,614	3,905,644
Exact Sciences Corp.(b)	229,234	20,649,399
Global Blood Therapeutics Inc.(b)	39,708	1,902,410
Heron Therapeutics, Inc.(b)	209,431	5,633,694
Immunomedics, Inc.(b)	156,406	2,313,245
Incyte Corp.(b)	201,720	16,256,615
KalVista Pharmaceuticals, Inc.(b)	148,729	2,779,745
Neurocrine Biosciences, Inc.(b)	101,800	8,980,796
REGENXBIO, Inc.(b)	100,622	4,423,343
Rocket Pharmaceuticals, Inc.(b)	427,394	6,145,926
Rubius Therapeutics, Inc.(b)	275,076	3,765,790
Sarepta Therapeutics, Inc.(b)	76,875	10,740,206
Vertex Pharmaceuticals, Inc.(b)	152,249	29,065,857
		256,760,742
Drug Retail–0.42%
Raia Drogasil S.A. (Brazil)	331,578	5,636,608
Health Care Equipment–17.08%
Abbott Laboratories	446,542	32,588,635
Baxter International Inc.	216,603	15,701,551
Boston Scientific Corp.(b)	831,578	31,724,701
Edwards Lifesciences Corp.(b)	97,380	16,595,500
Koninklijke Philips N.V. (Netherlands)	549,002	21,591,392
Medtronic PLC	585,317	51,736,170
Wright Medical Group N.V.(b)	787,696	23,504,849
Zimmer Biomet Holdings, Inc.	327,847	35,918,917
		229,361,715
Health Care Facilities–1.71%
HCA Healthcare, Inc.	164,633	22,954,779
Health Care Services–3.01%
Cigna Corp.	113,530	22,684,429
CVS Health Corp.	270,389	17,723,999
		40,408,428
Shares		Value
Health Care Supplies–0.84%
Align Technology, Inc.(b)	45,256	$11,266,481
Health Care Technology–1.17%
HMS Holdings Corp.(b)	215,816	6,472,322
Inspire Medical Systems, Inc.(b)	172,063	9,227,739
		15,700,061
Life Sciences Tools & Services–7.28%
Agilent Technologies, Inc.	110,427	8,397,973
Bio-Rad Laboratories, Inc.(b)	49,624	12,399,549
Eurofins Scientific S.E. (Luxembourg)	25,957	10,480,471
Illumina, Inc.(b)	50,010	13,992,298
Thermo Fisher Scientific, Inc.	213,404	52,426,961
		97,697,252
Managed Health Care–13.56%
Anthem, Inc.	110,623	33,518,769
Centene Corp.(b)	203,348	26,551,148
Hapvida Participacoes e Investimentos S.A. (Brazil)(c)	1,026,700	9,638,684
HealthEquity, Inc.(b)	77,279	4,817,573
Humana, Inc.	100,281	30,985,826
Notre Dame Intermedica Participacoes S.A. (Brazil)(b)	1,026,461	9,450,691
UnitedHealth Group Inc.	248,448	67,130,650
		182,093,341
Pharmaceuticals–31.36%
Allergan PLC	73,566	10,592,033
AstraZeneca PLC – ADR (United Kingdom)	1,196,873	43,781,614
Bristol-Myers Squibb Co.	535,806	26,452,742
Elanco Animal Health Inc.(b)	200,845	5,860,657
Eli Lilly and Co.	312,150	37,414,299
Indivior PLC (United Kingdom)(b)	181,233	269,676
Jazz Pharmaceuticals PLC(b)	65,531	8,249,698
Johnson & Johnson	420,518	55,962,535
Merck & Co., Inc.	561,618	41,801,228
Nippon Shinyaku Co., Ltd. (Japan)	199,000	12,605,922
Novartis AG – ADR (Switzerland)	688,804	60,284,126
Novo Nordisk A/S – Class B (Denmark)	483,201	22,661,107
Odonate Therapeutics, Inc.(b)	280,651	4,650,387
Pfizer Inc.	616,358	26,164,397
Roche Holding AG (Switzerland)	86,253	22,893,539
Sanofi – ADR (France)	787,572	34,220,003
Zogenix, Inc.(b)	164,347	7,190,181
		421,054,144
Total Common Stocks & Other Equity Interests (Cost $874,476,976)		1,282,933,551
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Preferred Stock–0.00%
Health Care Equipment–0.00%
Intact Medical Corp., Series C, 3.33% Pfd., (Acquired 03/26/2001) (Cost $2,000,001)(c)(d)(e)	2,439,026	$2

Money Market Funds–4.21%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(f)	19,741,325	19,741,325
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(f)	14,256,594	14,259,446
Shares		Value
Invesco Treasury Portfolio-Institutional Class, 2.29%(f)	22,561,514	$22,561,514
Total Money Market Funds (Cost $56,561,550)		56,562,285
TOTAL INVESTMENTS IN SECURITIES–99.77% (Cost $933,038,527)		1,339,495,838
OTHER ASSETS LESS LIABILITIES–0.23%		3,110,639
NET ASSETS–100.00%		$1,342,606,477
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $9,638,686, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(e)	Security is considered venture capital. See Note 1F.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Health Care Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.
The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Health Care Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,249,791,973	$33,141,578	$—	$1,282,933,551
Preferred Stock	—	—	2	2
Money Market Funds	56,562,285	—	—	56,562,285
Total Investments	$1,306,354,258	$33,141,578	$2	$1,339,495,838
Invesco Health Care Fund

Invesco Long/Short Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
LSE-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.81%
Advertising–2.13%
Interpublic Group of Cos., Inc. (The)	50,050	$1,138,637
Omnicom Group, Inc.	4,750	369,930
		1,508,567
Aerospace & Defense–0.56%
Textron, Inc.	7,450	396,564
Airlines–1.91%
United Continental Holdings, Inc.(b)	15,500	1,352,685
Apparel Retail–2.00%
Foot Locker, Inc.	25,400	1,419,606
Apparel, Accessories & Luxury Goods–2.68%
lululemon athletica inc.(b)	3,300	487,773
Polo Ralph Lauren Corp.	12,150	1,411,101
		1,898,874
Application Software–1.71%
Citrix Systems, Inc.	11,800	1,209,972
Auto Parts & Equipment–0.23%
Garrett Motion Inc. (Switzerland)(b)	10,050	160,499
Automotive Retail–1.28%
Advance Auto Parts, Inc.	5,700	907,440
Biotechnology–4.03%
United Therapeutics Corp.(b)	12,150	1,401,259
Vertex Pharmaceuticals, Inc.(b)	7,600	1,450,916
		2,852,175
Building Products–0.15%
Resideo Technologies Inc.(b)	4,850	106,361
Cable & Satellite–1.48%
Altice USA, Inc. ,Class A	33,250	653,030
Liberty Global PLC ,Class C (United Kingdom)(b)	16,900	398,164
		1,051,194
Communications Equipment–1.97%
F5 Networks, Inc.(b)	8,650	1,392,217
Construction Machinery & Heavy Trucks–2.05%
Allison Transmission Holdings, Inc.	29,800	1,450,366
Consumer Electronics–0.15%
Garmin Ltd.	1,500	103,770
Consumer Finance–3.72%
Ally Financial, Inc.	51,350	1,338,181
Shares		Value
Consumer Finance–(continued)
Santander Consumer USA Holdings, Inc.	67,900	$1,294,174
		2,632,355
Copper–0.38%
Freeport-McMoRan, Inc.	23,000	267,720
Data Processing & Outsourced Services–3.15%
Broadridge Financial Solutions, Inc.	10,600	1,068,798
Sabre Corp.	50,550	1,161,639
		2,230,437
Department Stores–3.51%
Kohl’s Corp.	20,400	1,401,276
Macy’s, Inc.	40,050	1,053,315
Nordstrom, Inc.	750	34,807
		2,489,398
Diversified Chemicals–1.83%
Huntsman Corp.	58,900	1,294,033
Diversified Metals & Mining–1.91%
Teck Resources Ltd. ,Class B (Canada)	55,450	1,350,762
Diversified Support Services–0.41%
KAR Auction Services, Inc.	5,650	293,857
Electric Utilities–1.94%
Entergy Corp.	15,370	1,370,850
Fertilizers & Agricultural Chemicals–3.74%
CF Industries Holdings, Inc.	30,300	1,322,595
Mosaic Co. (The)	41,050	1,325,094
		2,647,689
Food Distributors–0.06%
US Foods Holding Corp.(b)	1,200	40,464
Gas Utilities–1.58%
UGI Corp.	19,650	1,120,640
Homebuilding–2.03%
PulteGroup Inc.	51,750	1,439,167
Hotel & Resort REITs–1.51%
Host Hotels & Resorts Inc.	59,100	1,067,346
Hotels, Resorts & Cruise Lines–1.79%
Hyatt Hotels Corp. ,Class A	18,100	1,265,371
Household Products–1.51%
Church & Dwight Co., Inc.	16,550	1,069,296
Human Resource & Employment Services–1.87%
Robert Half International Inc.	20,600	1,327,258
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Shares		Value
Independent Power Producers & Energy Traders–2.03%
NRG Energy Inc.	35,200	$1,440,032
Interactive Media & Services–1.40%
TripAdvisor, Inc.(b)	17,300	992,674
Life & Health Insurance–1.58%
Athene Holding Ltd. ,Class A(b)	26,150	1,121,835
Oil & Gas Exploration & Production–4.52%
Marathon Oil Corp.	76,700	1,211,093
Mosaic Co. (The)	10,000	676,900
Murphy Oil Corp.	48,050	1,314,167
		3,202,160
Oil & Gas Refining & Marketing–1.78%
HollyFrontier Corp.	22,350	1,259,199
Packaged Foods & Meats–2.58%
Hershey Co. (The)	7,450	790,445
Lamb Weston Holdings, Inc.	14,350	1,037,505
		1,827,950
Paper Packaging–0.64%
International Paper Co.	9,500	450,585
Regional Banks–6.23%
Citizens Financial Group, Inc.	34,950	1,185,504
Comerica, Inc.	14,100	1,110,234
Commerce Bancshares, Inc.	17,640	1,054,872
Zions Bancorp NA	22,300	1,061,257
		4,411,867
Residential REITs–5.19%
Apartment Investment & Management Co. ,Class A	23,400	1,158,768
Equity LifeStyle Properties, Inc.	14,000	1,482,320
Sun Communities, Inc.	9,400	1,033,154
		3,674,242
Restaurants–1.70%
Darden Restaurants, Inc.	11,500	1,206,695
Retail REITs–1.20%
National Retail Properties Inc.	16,150	851,267
Shares		Value
Specialized Consumer Services–1.67%
H&R Block, Inc.	50,100	$1,181,859
Specialized REITs–0.13%
Extra Space Storage Inc.	950	93,680
Specialty Chemicals–1.71%
Celanese Corp. ,Series A	12,650	1,211,364
Systems Software–0.42%
Fortinet, Inc.(b)	3,850	294,795
Technology Distributors–1.78%
Avnet, Inc.	28,400	1,170,080
CDW Corp.	1,100	91,597
		1,261,677
Technology Hardware, Storage & Peripherals–4.44%
HP, Inc.	63,250	1,393,397
Seagate Technology PLC	7,100	314,388
Xerox Corp.	50,900	1,435,889
		3,143,674
Trading Companies & Distributors–0.54%
HD Supply Holdings, Inc.(b)	9,150	383,751
Total Common Stocks & Other Equity Interests (Cost $60,957,042)		65,726,239

Money Market Funds–9.69%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(c)	2,401,841	2,401,841
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	1,715,185	1,715,528
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	2,744,961	2,744,961
Total Money Market Funds (Cost $6,862,140)		6,862,330
TOTAL INVESTMENTS IN SECURITIES–102.50% (Cost $67,819,182)		72,588,569
OTHER ASSETS LESS LIABILITIES–(2.50)%		(1,768,133)
NET ASSETS–100.00%		$70,820,436
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(a)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Risk
Equity Securities — Long	Morgan Stanley & Co. LLC	12/23/2019	Federal Funds floating rate	Monthly	$71,680,268	$—	$1,361,868(b)	$1,361,868(b)	$72,953,234
Equity Risk
Equity Securities — Short	Morgan Stanley & Co. LLC	12/23/2019	Federal Funds floating rate	Monthly	(70,632,097)	—	(3,008,433)(c)	(3,008,433)(c)	(73,596,890)
Total — Total Return Swap Agreements						$—	$(1,646,565)(d)	$(1,646,565)(d)	$(643,656)
(a)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(b)	Amount includes $88,902 of dividends receivable and financing fees related to the reference entities.
(c)	Amount includes $(43,640) of dividends payable and financing fees related to the reference entities.
(d)	Swaps are collateralized by $171,018 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of January 31, 2019.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Long
Advertising
Omnicom Group, Inc.	9,700	$ 755,436	1.01
Aerospace & Defense
Textron, Inc.	14,900	793,127	1.01
Agricultural Products
Archer-Daniels-Midland Co.	26,150	1,174,135	1.59
Apparel, Accessories & Luxury Goods
lululemon athletica inc.	6,150	909,032	1.28
Auto Parts & Equipment
Magna International Inc.	22,650	1,198,412	1.58
Automobile Manufacturers
General Motors Co.	28,050	1,094,511	1.50
Automotive Retail
Advance Auto Parts, Inc.	2,100	334,320	0.48
AutoZone, Inc.	1,330	1,126,962	1.54
		1,461,282
Biotechnology
AbbVie, Inc.	14,900	1,196,321	1.84
Alexion Pharmaceuticals, Inc.	10,450	1,284,932	1.67
Amgen, Inc.	7,150	1,337,837	2.02
Biogen, Inc.	4,280	1,428,578	2.02
Gilead Sciences, Inc.	18,650	1,305,687	1.78
Regeneron Pharmaceuticals, Inc.	3,360	1,442,347	1.90
		7,995,702
Cable & Satellite
Liberty Global PLC	34,200	805,752	1.04
	Shares	Value	Percentage of Reference Entities
Commodity Chemicals
LyondellBasell Industries N.V.	13,650	$ 1,187,141	1.63
Communications Equipment
Cisco Systems, Inc.	29,050	1,373,774	1.82
Consumer Electronics
Garmin Ltd.	17,750	1,227,945	1.67
Consumer Finance
Capital One Financial Corp.	13,750	1,108,112	1.60
Discover Financial Services	16,700	1,127,083	1.54
		2,235,195
Copper
Freeport-McMoRan, Inc.	87,600	1,019,664	1.51
Data Processing & Outsourced Services
Automatic Data Processing, Inc.	8,800	1,230,592	1.64
Department Stores
Macy’s, Inc.	1,850	48,655	0.06
Diversified Banks
Bank of Montreal	14,050	1,028,320	1.42
Canadian Imperial Bank of Commerce	13,350	1,131,946	1.53
Toronto Dominion Bank	21,950	1,236,004	1.66
		3,396,270
Drug Retail
Walgreens Boots Alliance, Inc.	15,950	1,152,547	1.59
Electric Utilities
Entergy Corp.	180	16,054	0.02
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Electric Utilities—(continued)
Exelon Corp.	30,800	$ 1,471,008	1.99
FirstEnergy Corp.	35,650	1,397,480	1.93
		2,884,542
Food Retail
Kroger Co. (The)	43,950	1,245,104	1.80
Health Care Equipment
Medtronic PLC	12,450	1,100,456	1.50
Health Care Facilities
HCA Healthcare, Inc.	10,850	1,512,815	2.01
Homebuilding
PulteGroup Inc.	1,700	47,277	0.06
Hotel & Resort REITs
Host Hotels & Resorts Inc.	4,550	82,173	0.11
Household Products
Procter & Gamble Co. (The)	11,700	1,128,699	1.48
Integrated Oil & Gas
Imperial Oil Ltd.	9,700	276,353	0.37
Occidental Petroleum Corp.	4,750	317,205	0.43
Suncor Energy, Inc.	32,700	1,056,864	1.44
		1,650,422
Integrated Telecommunication Services
Verizon Communications Inc.	25,250	1,390,265	2.01
Interactive Media & Services
TripAdvisor Inc.	1,450	83,201	0.11
Internet & Direct Marketing Retail
Booking Holdings, Inc.	395	723,960	0.94
Expedia Group, Inc.	9,850	1,174,612	1.59
		1,898,572
Life & Health Insurance
Aflac, Inc.	22,800	1,087,560	1.51
Oil & Gas Exploration & Production
ConocoPhillips	11,500	778,435	1.05
Packaged Foods & Meats
Hershey Co. (The)	3,500	371,350	0.53
McCormick & Co Inc.	7,400	914,936	1.43
		1,286,286
Pharmaceuticals
Allergan PLC	7,600	1,094,248	1.67
Eli Lilly and Co.	10,000	1,198,600	1.63
Merck & Co., Inc.	16,750	1,246,702	1.77
	Shares	Value	Percentage of Reference Entities
Pharmaceuticals—(continued)
Pfizer Inc.	33,500	$ 1,422,075	1.98
		4,961,625
Railroads
CSX Corp.	17,500	1,149,750	1.61
Norfolk Southern Corp.	7,200	1,207,728	1.66
Union Pacific Corp.	1,250	198,837	0.28
		2,556,315
Regional Banks
Citizens Financial Group, Inc.	650	22,048	0.03
SunTrust Banks, Inc.	20,950	1,244,849	1.76
		1,266,897
Research & Consulting Services
Thomson Reuters Corp.	7,800	408,252	0.55
Residential REITs
Camden Property Trust	6,200	601,090	0.79
Equity Residential	18,050	1,309,708	1.77
Essex Property Trust, Inc.	4,500	1,220,400	1.64
		3,131,198
Restaurants
Starbucks Corp.	17,550	1,195,857	1.60
Retail REITs
Simon Property Group, Inc.	7,350	1,338,582	1.78
Semiconductors
Broadcom, Inc.	3,500	938,875	1.31
Intel Corp.	28,250	1,331,140	1.90
QUALCOMM, Inc.	21,100	1,044,872	1.57
Xilinx, Inc.	7,850	878,729	0.99
		4,193,616
Soft Drinks
Coca-Cola Co. (The)	22,900	1,102,177	1.51
Systems Software
Fortinet, Inc.	15,350	1,175,349	1.50
Oracle Corp.	21,750	1,092,503	1.50
		2,267,852
Technology Distributors
CDW Corp.	11,750	978,423	1.35
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	79,750	1,243,302	1.61
HP, Inc.	1,450	31,944	0.04
NetApp, Inc.	19,600	1,249,892	1.68
Seagate Technology PLC	20,350	901,098	1.09
		3,426,236
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Trading Companies & Distributors
HD Supply Holdings, Inc.	21,250	$ 891,225	1.19
Total Equity Securities - Long		$ 72,953,234
Equity Securities - Short
Aerospace & Defense
BWX Technologies, Inc.	(24,000)	(1,114,080)	1.48
General Dynamics Corp.	(6,300)	(1,078,371)	1.49
Northrop Grumman Corp.	(3,960)	(1,091,178)	1.48
		(3,283,629)
Agricultural & Farm Machinery
Deere & Co.	(6,700)	(1,098,800)	1.51
Toro Co. (The)	(18,250)	(1,085,875)	1.54
		(2,184,675)
Alternative Carriers
Zayo Group Holdings, Inc.	(39,750)	(1,091,138)	1.55
Application Software
Workday, Inc.	(6,150)	(1,116,409)	1.49
Asset Management & Custody Banks
BlackRock, Inc.	(2,620)	(1,087,510)	1.53
Brookfield Asset Management Inc.	(11,050)	(475,702)	0.65
Eaton Vance Corp.	(16,250)	(625,950)	0.92
State Street Corp.	(14,850)	(1,052,865)	1.51
		(3,242,027)
Automobile Manufacturers
Tesla, Inc.	(3,100)	(951,762)	1.31
Biotechnology
Alnylam Pharmaceuticals, Inc.	(13,000)	(1,085,890)	1.49
Bluebird Bio, Inc.	(8,300)	(1,107,469)	1.47
		(2,193,359)
Building Products
Owens Corning	(22,350)	(1,170,916)	1.51
Cable & Satellite
Liberty Broadband Corp.	(14,050)	(1,194,531)	1.46
Casinos & Gaming
Wynn Resorts Ltd.	(9,100)	(1,119,391)	1.44
Communications Equipment
Arista Networks, Inc.	(4,750)	(1,020,205)	1.50
Construction Materials
Martin Marietta Materials, Inc.	(6,100)	(1,077,748)	1.56
Vulcan Materials Co.	(10,700)	(1,087,655)	1.54
		(2,165,403)
	Shares	Value	Percentage of Reference Entities
Data Processing & Outsourced Services
Square, Inc.	(13,850)	$ (988,197)	1.33
Worldpay, Inc.	(13,000)	(1,085,240)	1.53
		(2,073,437)
Distributors
LKQ Corp.	(41,450)	(1,086,819)	1.52
Diversified Support Services
Copart Inc.	(14,500)	(734,135)	1.02
Electronic Equipment & Instruments
Cognex Corp.	(24,700)	(1,123,850)	1.45
Electronic Manufacturing Services
Flex Ltd.	(123,200)	(1,185,184)	1.43
IPG Photonics Corp.	(7,950)	(1,057,350)	1.44
		(2,242,534)
Financial Exchanges & Data
Cboe Global Markets, Inc.	(10,700)	(997,989)	1.47
MarketAxess Holdings, Inc.	(4,900)	(1,052,373)	1.51
Moody’s Corp.	(6,900)	(1,093,719)	1.52
		(3,144,081)
General Merchandise Stores
Dollar Tree, Inc.	(11,150)	(1,079,655)	1.51
Health Care Equipment
Teleflex Inc.	(4,000)	(1,094,000)	1.46
Health Care Supplies
Align Technology, Inc.	(4,750)	(1,182,512)	1.45
Cooper Cos., Inc. (The)	(3,900)	(1,087,164)	1.48
DENTSPLY SIRONA, Inc.	(26,100)	(1,094,895)	1.51
		(3,364,571)
Home Furnishings
Leggett & Platt Inc.	(27,050)	(1,107,968)	1.50
Mohawk Industries, Inc.	(8,450)	(1,088,275)	1.52
		(2,196,243)
Household Appliances
Whirlpool Corp.	(6,600)	(877,866)	1.18
Industrial Conglomerates
3M Co.	(5,450)	(1,091,635)	1.48
Industrial Machinery
Middleby Corp. (The)	(9,200)	(1,082,104)	1.52
Stanley Black & Decker, Inc.	(8,950)	(1,131,638)	1.47
		(2,213,742)
Interactive Media & Services
Facebook, Inc.	(7,250)	(1,208,502)	1.52
Snap Inc.	(169,050)	(1,129,254)	1.42
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Interactive Media & Services—(continued)
Zillow Group, Inc.,	(33,200)	$ (1,164,988)	1.48
		(3,502,744)
Internet & Direct Marketing Retail
GrubHub, Inc.	(13,350)	(1,073,340)	1.41
MercadoLibre Inc.	(3,140)	(1,142,960)	1.47
Wayfair, Inc.	(10,550)	(1,154,803)	1.45
		(3,371,103)
Internet Services & Infrastructure
Shopify Inc.	(6,600)	(1,111,902)	1.46
Leisure Products
Mattel Inc.	(79,700)	(943,648)	1.37
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	(1,760)	(1,123,162)	1.48
Metal & Glass Containers
Crown Holdings, Inc.	(21,850)	(1,114,350)	1.48
Movies & Entertainment
Liberty Media Corp.-Liberty Braves	(1,450)	(39,353)	0.05
Liberty Media Corp.-Liberty Formula One	(33,050)	(1,036,778)	1.45
Netflix, Inc.	(3,200)	(1,086,400)	1.47
		(2,162,531)
Multi-line Insurance
American International Group, Inc.	(25,050)	(1,082,912)	1.54
Office REITs
Kilroy Realty Corp.	(15,750)	(1,109,745)	1.52
Oil & Gas Exploration & Production
Concho Resources Inc.	(9,100)	(1,090,544)	1.52
Oil & Gas Storage & Transportation
Pembina Pipeline Corp.	(16,300)	(580,606)	0.77
Targa Resources Corp.	(18,750)	(806,437)	1.12
		(1,387,043)
	Shares	Value	Percentage of Reference Entities
Personal Products
Coty, Inc.	(148,000)	$ (1,148,480)	1.52
Property & Casualty Insurance
Markel Corp.	(970)	(1,021,905)	1.42
Real Estate Development
Howard Hughes Corp. (The)	(10,100)	(1,121,504)	1.51
Regional Banks
Bank OZK	(34,150)	(1,036,111)	1.53
Research & Consulting Services
Nielsen Holdings PLC	(23,950)	(615,036)	0.84
Retail REITs
Macerich Co. (The)	(23,450)	(1,082,452)	1.50
Semiconductors
NVIDIA Corp.	(6,750)	(970,313)	1.42
Specialized REITs
Digital Realty Trust, Inc.	(4,700)	(509,198)	0.70
Equinix, Inc.	(2,920)	(1,150,480)	1.53
		(1,659,678)
Specialty Chemicals
Albemarle Corp.	(12,100)	(976,833)	1.29
Specialty Stores
Tiffany & Co.	(12,150)	(1,078,070)	1.51
Systems Software
ServiceNow, Inc.	(400)	(88,008)	0.11
Trading Companies & Distributors
Watsco, Inc.	(4,250)	(626,790)	0.87
Trucking
Knight-Swift Transportation Holdings, Inc.	(35,150)	(1,116,013)	1.54
Total Equity Securities - Short		$ (73,596,890)
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Notes to Financial Statements
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Long/Short Equity Fund

B.
Securities Transactions and Investment Income — (continued)
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the
Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The
Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated
Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
E.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
F.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are
Invesco Long/Short Equity Fund

unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$65,726,239	$—	$—	$65,726,239
Money Market Funds	6,862,330	—	—	6,862,330
Total Investments in Securities	72,588,569	—	—	72,588,569
Other Investments - Assets*
Swap Agreements	—	1,361,868	—	1,361,868
Other Investments - Liabilities*
Swap Agreements	—	(3,008,433)	—	(3,008,433)
Total Other Investments	—	(1,646,565)	—	(1,646,565)
Total Investments	$72,588,569	$(1,646,565)	$—	$70,942,004
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
Value
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements — OTC	$1,361,868
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,361,868
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements — OTC	$(3,008,433)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(3,008,433)
Invesco Long/Short Equity Fund

Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$(4,505,862)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(1,060,639)
Total	$(5,566,501)
The table below summarizes the average notional values of derivatives held during the period.
Swap Agreements
Average notional value	$149,045,822
Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
LVEM-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.15%
Brazil–8.18%
Ecorodovias Infraestrutura e Logistica S.A.	156,900	$489,990
Engie Brasil Energia S.A.	44,100	506,028
Mahle-Metal Leve S.A.	49,800	367,301
Qualicorp Consultoria e Corretora de Seguros S.A.	47,300	205,556
SLC Agricola S.A.	34,600	420,262
Transmissora Alianca de Energia Eletrica S.A.(a)	71,700	505,627
Tupy S.A.	69,100	345,197
		2,839,961
China–17.95%
Anhui Conch Cement Co. Ltd., Class A	98,577	477,339
Autohome, Inc., ADR(b)	4,775	345,614
China Lilang Ltd.	118,000	104,466
China Mobile Ltd.	41,500	436,285
China Railway Construction Corp. Ltd., Class A	272,462	409,983
China Resources Cement Holdings Ltd.	486,000	491,131
China Shineway Pharmaceutical Group Ltd.	187,000	221,041
China Telecom Corp. Ltd., Class H	804,000	437,366
Chongqing Rural Commercial Bank Co., Ltd., Class H	672,000	387,932
Daqin Railway Co. Ltd., Class A	359,200	458,006
Henan Shuanghui Investment & Development Co., Ltd., Class A	139,168	518,858
Jiangsu Expressway Co. Ltd., Class H	134,000	193,986
Longfor Group Holdings Ltd.	87,500	270,401
Maanshan Iron & Steel Co. Ltd.	769,600	414,325
Sany Heavy Industry Co. Ltd., Class A	348,500	477,612
Sinopec Shanghai Petrochemical Co., Ltd., Class A	600,500	462,095
Yantai Changyu Pioneer Wine Co. Ltd., Class B	64,900	126,369
		6,232,809
Hong Kong–0.29%
Kingboard Laminates Holdings Ltd.	96,000	99,165
India–9.96%
Graphite India Ltd.	38,042	302,512
HEG Ltd.	8,170	274,905
Hero MotoCorp Ltd.	10,660	391,799
JSW Steel Ltd.	99,918	388,576
KEC International Ltd.	79,399	273,464
NHPC Ltd.	660,346	232,124
NMDC Ltd.	322,937	439,997
Power Finance Corp. Ltd.	265,111	385,999
Shares		Value
India–(continued)
Sanofi India Ltd.	1,052	$95,624
Sun TV Network Ltd.	33,520	249,845
Tata Steel Ltd.	62,629	422,195
		3,457,040
Indonesia–2.42%
PT Bukit Asam Tbk	1,398,300	433,076
PT United Tractors Tbk	221,900	408,065
		841,141
Malaysia–3.88%
AirAsia Group Bhd.	512,700	380,519
Carlsberg Brewery Malaysia Bhd., Class B	19,600	98,325
Petronas Chemicals Group Bhd.	203,800	422,515
Petronas Dagangan Bhd.	31,300	202,867
PPB Group Bhd.	54,360	242,368
		1,346,594
Mexico–6.84%
Alfa, S.A.B. de C.V., Class A	388,400	488,896
Coca-Cola FEMSA, S.A.B. de C.V., Series L	60,300	376,799
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	73,900	412,779
Grupo Comercial Chedraui, S.A. de C.V.	49,900	96,683
Industrias Bachoco, S.A.B. de C.V., Series B	15,000	57,467
Megacable Holdings S.A.B. de C.V., Series CPO(c)	99,700	448,441
Wal-Mart de Mexico S.A.B. de C.V., Series V	188,500	495,148
		2,376,213
Pakistan–0.90%
Engro Fertilizers Ltd.	379,000	208,203
Fauji Fertilizer Co. Ltd.	133,500	103,149
		311,352
Poland–2.35%
Jastrzebska Spolka Weglowa S.A.(b)	19,121	351,719
Powszechny Zaklad Ubezpieczen S.A.	38,657	464,530
		816,249
Russia–6.67%
Alrosa PJSC	294,500	444,025
Lukoil PJSC, ADR	42	472,057
Mobile TeleSystems PJSC, ADR	27,376	235,434
Novolipetsk Steel PJSC, GDR	12,815	299,871
Novolipetsk Steel PJSC, GDR	2,917	68,258
Rosseti PJSC	10,467,000	157,193
Tatneft PJSC, ADR	6,879	508,014
Unipro PJSC	3,070,000	129,198
		2,314,050
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Emerging Markets Fund

Shares		Value
South Africa–7.05%
Absa Group Ltd.	34,876	$487,017
AECI Ltd.	17,036	114,312
African Rainbow Minerals Ltd.	16,870	189,145
Astral Foods Ltd.	31,170	382,206
AVI Ltd.	50,529	354,441
Kumba Iron Ore Ltd.	18,950	483,817
Reunert Ltd.	54,452	290,377
Tsogo Sun Holdings Ltd.	98,915	146,690
		2,448,005
South Korea–14.87%
Binggrae Co. Ltd.	2,987	183,894
Chong Kun Dang Pharmaceutical Corp.	4,665	446,915
Daewon Pharmaceutical Co., Ltd.	8,376	129,058
Grand Korea Leisure Co., Ltd.	19,374	448,371
Huchems Fine Chemical Corp.	11,019	228,273
Korea United Pharm., Inc.	8,850	186,123
KT&G Corp.	4,566	406,678
Kwang Dong Pharmaceutical Co., Ltd.	14,396	94,914
LG Corp.	6,275	438,204
LG Uplus Corp.	28,557	387,553
Lotte Chemical Corp.	315	85,614
Lotte Food Co., Ltd.	426	245,037
Samjin Pharmaceutical Co., Ltd.	10,328	357,281
Samsung Electronics Co., Ltd.	9,672	404,125
SK Hynix Inc.	7,854	524,109
SK Telecom Co., Ltd.	1,935	447,515
SL Corp.	8,141	148,738
		5,162,402
Taiwan–4.76%
AU Optronics Corp.	1,134,000	448,682
Chipbond Technology Corp.	209,000	458,362
Shares		Value
Taiwan–(continued)
Powertech Technology Inc.	161,000	$381,071
Radiant Opto-Electronics Corp.	101,000	291,145
Syncmold Enterprise Corp.	31,500	71,734
		1,650,994
Thailand–4.56%
Advanced Info Service PCL	80,800	463,535
Intouch Holdings PCL	172,222	299,593
Mega Lifesciences PCL	74,800	78,409
PTT Global Chemical PCL	184,700	402,004
Ratchaburi Electricity Generating Holding PCL	133,300	237,070
Thai Vegetable Oil PCL	108,500	100,712
		1,581,323
Turkey–2.71%
BIM Birlesik Magazalar A.S.	26,973	471,159
Tekfen Holding A.S.	98,591	470,567
		941,726
United Arab Emirates–1.67%
Air Arabia PJSC	956,648	260,443
Aldar Properties PJSC	737,367	319,698
		580,141
United Kingdom–1.09%
Mondi Ltd.	15,337	379,397
Total Common Stocks & Other Equity Interests (Cost $34,880,203)		33,378,562
TOTAL INVESTMENTS IN SECURITIES—96.15% (Cost $34,880,203)		33,378,562
OTHER ASSETS LESS LIABILITIES–3.85%		1,334,899
NET ASSETS–100.00%		$34,713,461
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Each unit represents two preferred shares and one common share.
(b)	Non-income producing security.
(c)	Each CPO represents two Series A shares.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Mini Index	13	March-2019	$662,065	$29,925	$29,925
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Emerging Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Low Volatility Emerging Markets Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as
Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of
Assets and Liabilities.
G.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco Low Volatility Emerging Markets Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$2,839,961	$—	$—	$2,839,961
China	4,429,670	1,803,139	—	6,232,809
Hong Kong	—	99,165	—	99,165
India	2,646,269	810,771	—	3,457,040
Indonesia	—	841,141	—	841,141
Malaysia	380,519	966,075	—	1,346,594
Mexico	2,376,213	—	—	2,376,213
Pakistan	311,352	—	—	311,352
Poland	—	816,249	—	816,249
Russia	2,314,050	—	—	2,314,050
South Africa	1,481,466	966,539	—	2,448,005
South Korea	2,524,133	2,638,269	—	5,162,402
Taiwan	—	1,650,994	—	1,650,994
Thailand	1,581,323	—	—	1,581,323
Turkey	941,726	—	—	941,726
United Arab Emirates	260,443	319,698	—	580,141
United Kingdom	379,397	—	—	379,397
Total Investments in Securities	22,466,522	10,912,040	—	33,378,562
Other Investments - Assets*
Futures Contracts	29,925	—	—	29,925
Total Investments	$22,496,447	$10,912,040	$—	$33,408,487
*	Unrealized appreciation.
Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
-QTR-1   01/19
Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.45%
U.S. Treasury Bills–13.90%(a)(b)
U.S. Treasury Bills	2.18%	02/07/2019	$ 2,970	$ 2,968,923
U.S. Treasury Bills	2.36%	03/14/2019	2,770	2,762,534
				5,731,457
U.S. Treasury Notes–20.55%(c)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	2.40%	01/31/2020	3,100	3,099,549
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.44%	04/30/2020	2,380	2,379,591
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.45%	07/31/2020	3,000	2,998,798
				8,477,938
Total U.S. Treasury Securities (Cost $14,211,456)				14,209,395
			Shares
Money Market Funds–65.00%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(d)			11,138,124	11,138,124
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(d)			4,720,580	4,721,524
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.52%(d)			3,393,019	3,393,019
Invesco Treasury Portfolio, Institutional Class, 2.29%(d)			7,554,427	7,554,427
Total Money Market Funds (Cost $26,806,827)				26,807,094
TOTAL INVESTMENTS IN SECURITIES–99.45% (Cost $41,018,283)				41,016,489
OTHER ASSETS LESS LIABILITIES–0.55%				227,459
NET ASSETS–100.00%				$41,243,948
Notes to Consolidated Schedule of Investments:
(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cocoa	56	May-2019	$1,237,040	$(110,485)	$(110,485)
Corn	5	July-2019	98,187	(870)	(870)
Soybeans	1	July-2019	47,100	406	406
Silver	7	March-2019	562,520	15,166	15,166
Wheat	16	July-2019	421,600	2,954	2,954
Subtotal				(92,829)	(92,829)
Interest Rate Risk
Euro Bund	30	March-2019	5,688,774	101,643	101,643
10 Year Mini Japanese Government Bonds	26	March-2019	3,646,325	21,522	21,522
Australia 10 Year Bonds	118	March-2019	11,452,506	134,035	134,035
Long Gilt	48	March-2019	7,777,049	61,369	61,369
U.S. Treasury Long Bonds	13	March-2019	1,906,937	79,582	79,582
Canada 10 Year Bonds	63	March-2019	6,599,429	203,545	203,545
Subtotal				601,696	601,696
Subtotal—Long Futures Contracts				508,867	508,867
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	6	June-2019	$(365,760)	$(24,784)	$(24,784)
Coffee "C"	8	March-2019	(317,700)	95	95
Gasoline Reformulated Blendstock Oxygenate Blending	7	February-2019	(405,014)	6,103	6,103
New York Harbor Ultra-Low Sulfur Diesel	8	February-2019	(630,806)	(6,622)	(6,622)
Cotton No. 2	6	March-2019	(223,200)	16,421	16,421
WTI Crude	10	February-2019	(537,900)	(62,335)	(62,335)
Lean Hogs	88	April-2019	(2,119,920)	280,733	280,733
LME Nickel	8	March-2019	(597,432)	(67,057)	(67,057)
Low Sulphur Gas Oil	12	April-2019	(697,200)	(75,553)	(75,553)
Natural Gas	11	November-2019	(337,370)	(17,101)	(17,101)
Soybean Oil	29	May-2019	(530,352)	(35,593)	(35,593)
Subtotal				14,307	14,307
Equity Risk
E-Mini Russell 2000 Index	11	March-2019	(825,110)	(50,540)	(50,540)
E-Mini S&P 500 Index	9	March-2019	(1,217,025)	(88,821)	(88,821)
EURO STOXX 50 Index	9	March-2019	(324,700)	(20,362)	(20,362)
Hang Seng Index	2	February-2019	(357,518)	(6,876)	(6,876)
FTSE 100 Index	3	March-2019	(271,599)	(10,379)	(10,379)
MSCI Emerging Markets Mini Index	8	March-2019	(425,840)	(38,587)	(38,587)
S&P/TSX 60 Index	4	March-2019	(564,892)	(42,615)	(42,615)
Subtotal				(258,180)	(258,180)
Subtotal—Short Futures Contracts				(243,873)	(243,873)
Total Futures Contracts				$264,994	$264,994
Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	Monthly	900	October—2019	$428,558	$—	$18,239	$18,239
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	370	March—2019	334,043	—	756	756
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	9,500	October—2019	963,118	—	26,664	26,664
Subtotal — Appreciation								—	45,659	45,659
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	9,040	January—2020	1,157,592	—	(10,879)	(10,879)
Goldman Sachs International	Pay	S&P GSCI Sugar Excess Return Index	0.15	Monthly	190	September—2019	30,888	—	(179)	(179)
Morgan Stanley Capital Services LLC	Pay	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	7,270	April—2019	676,309	—	(17,379)	(17,379)
Subtotal — Depreciation								—	(28,437)	(28,437)
Total — Total Return Swap Agreements								$—	$17,222	$17,222
(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $30,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
Reference Entity Components
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100%
S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Macro Allocation Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco
Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The
Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is
Invesco Macro Allocation Strategy Fund

B.
Securities Transactions and Investment Income — (continued)
recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of
Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the
Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of
Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.
These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of
Operations.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)
currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
Invesco Macro Allocation Strategy Fund

G.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Statement of Assets and Liabilities.
When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss)
on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the
Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The
Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated
Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
I.
Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
J.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Macro Allocation Strategy Fund

NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$14,209,395	$—	$14,209,395
Money Market Funds	26,807,094	—	—	26,807,094
Total Investments in Securities	26,807,094	14,209,395	—	41,016,489
Other Investments - Assets*
Futures Contracts	923,574	—	—	923,574
Swap Agreements	—	45,659	—	45,659
	923,574	45,659	—	969,233
Other Investments - Liabilities*
Futures Contracts	(658,580)	—	—	(658,580)
Swap Agreements	—	(28,437)	—	(28,437)
	(658,580)	(28,437)	—	(687,017)
Total Other Investments	264,994	17,222	—	282,216
Total Investments	$27,072,088	$14,226,617	$—	$41,298,705
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$321,878	$-	$601,696	$923,574
Unrealized appreciation on swap agreements — OTC	45,659	-	-	45,659
Total Derivative Assets	367,537	-	601,696	969,233
Derivatives not subject to master netting agreements	(321,878)	-	(601,696)	(923,574)
Total Derivative Assets subject to master netting agreements	$45,659	$-	$-	$45,659
Invesco Macro Allocation Strategy Fund

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$(400,400)	$(258,180)	$-	$(658,580)
Unrealized depreciation on swap agreements — OTC	(28,437)	-	-	(28,437)
Total Derivative Liabilities	(428,837)	(258,180)	-	(687,017)
Derivatives not subject to master netting agreements	400,400	258,180	-	658,580
Total Derivative Liabilities subject to master netting agreements	$(28,437)	$-	$-	$(28,437)
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(319,230)	$(1,534,847)	$393,303	$(1,460,774)
Swap agreements	(33,185)	-	-	(33,185)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	356,593	1,228,822	670,197	2,255,612
Swap agreements	29,227	-	-	29,227
Total	$33,405	$(306,025)	$1,063,500	$790,880
The table below summarizes the average notional value of futures contracts and swap agreements held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$48,905,209	$3,834,065
Invesco Macro Allocation Strategy Fund

Invesco MLP Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
MLP-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Units		Value
Master Limited Partnerships–86.58%
Gathering & Processing (MLP)–16.73%
Antero Midstream Partners L.P.	7,727	$103,696
Antero Midstream Partners L.P.	8,985	226,332
DCP Midstream, L.P.	19,204	643,910
Enable Midstream Partners, L.P.	5,461	82,680
EQM Midstream Partners, L.P.	6,610	302,474
Hess Midstream Partners L.P.	2,755	60,169
Noble Midstream Partners L.P.	4,769	153,562
Western Gas Partners, L.P.	9,887	478,135
		2,050,958
General Partner (MLP)–12.58%
Energy Transfer L.P.	104,858	1,542,461
Natural Gas Pipelines & Storage (MLP)–3.97%
Cheniere Energy Partners, L.P.	3,692	150,043
PBF Logistics L.P.	6,352	139,426
TC Pipelines, L.P.	6,210	197,416
		486,885
Pipelines & Midstream Diversified–20.97%
Enterprise Products Partners, L.P.	54,016	1,494,623
Plains All American Pipeline, L.P.	47,256	1,076,019
		2,570,642
Refined Products Pipelines & Terminals–30.43%
Andeavor Logistics L.P.	10,807	387,863
Buckeye Partners, L.P.	8,363	255,490
Genesis Energy, L.P.	11,212	234,555
Magellan Midstream Partners, L.P.	17,322	1,064,437
MPLX L.P.	31,158	1,094,269
NuStar Energy L.P.	17,603	448,701
Phillips 66 Partners L.P.	5,018	245,982
		3,731,297
Units		Value
Refinery Logistics–1.90%
Shell Midstream Partners, L.P.	11,494	$233,558
Total Master Limited Partnerships (Cost $10,502,780)		10,615,801

Common Stock & Other Equity interests–11.65%
Gathering & Processing–1.25%
Targa Resources Corp.	3,550	152,685
General Partner (C-Corp.)–1.43%
ONEOK, Inc.	2,729	175,229
Global Infrastructure–2.24%
Cheniere Energy, Inc.(b)	4,181	274,483
Natural Gas Pipelines & Storage–6.73%
EnLink Midstream LLC(b)	35,596	387,284
Tallgrass Energy, L.P.	18,393	438,305
		825,589
Total Common Stock & Other Equity interests (Cost $1,447,568)		1,427,986

Money Market Funds–2.37%
Invesco Government & Agency Portfolio- Institutional Class, 2.29%(c)	101,817	101,817
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	72,713	72,727
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	116,362	116,362
Total Money Market Funds (Cost $290,905)		290,906
TOTAL INVESTMENTS IN SECURITIES—100.60% (Cost $12,241,253)		12,334,693
OTHER ASSETS LESS LIABILITIES–(0.60)%		(73,150)
NET ASSETS–100.00%		$12,261,543
Notes to Schedule of Investments:
(a)	Sector classifications used in this report are generally accordingly to the Energy MLP Classification Standard, which was developed by and is the exclusive property and service mark of Alerian.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco MLP Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco MLP Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The
Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure
MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
E.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The
Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
F.
Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal
Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to
U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the
Fund’s holdings. The Fund may also be subject to a federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.
The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year ordinary income or capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance.
The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the
Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical
Invesco MLP Fund

assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco MLP Fund

Invesco Multi-Asset Income Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
MAIN-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–47.14%
Aerospace & Defense–0.71%
BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	$173,000	$173,433
Bombardier, Inc. (Canada),
Sr. Unsec. Notes,
8.75%, 12/01/2021(b)	138,000	147,218
5.75%, 03/15/2022(b)	173,000	165,648
6.13%, 01/15/2023(b)	516,000	498,270
7.50%, 03/15/2025(b)	512,000	496,000
TransDigm Inc., Sr. Sec. Notes, 6.25%, 03/15/2026(b)	633,000	644,078
TransDigm UK Holdings PLC, Sr. Unsec. Sub. Gtd. Notes, 6.88%, 05/15/2026(b)	801,000	778,972
TransDigm, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	245,000	242,550
Triumph Group, Inc.,
Sr. Unsec. Gtd. Global Notes,
4.88%, 04/01/2021	233,000	216,690
7.75%, 08/15/2025	650,000	555,750
		3,918,609
Agricultural & Farm Machinery–0.14%
Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023(b)	830,000	765,675
Agricultural Products–0.06%
Kernel Holding S.A. (Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 01/31/2022(b)	350,000	348,334
Airlines–0.08%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	425,000	455,281
Alternative Carriers–0.29%
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	535,000	545,860
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	477,000	484,751
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.38%, 05/01/2025	296,000	293,040
5.25%, 03/15/2026	277,000	269,466
		1,593,117
Principal Amount		Value
Aluminum–0.14%
Novelis Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 08/15/2024(b)	$731,000	$740,137
5.88%, 09/30/2026(b)	53,000	51,344
		791,481
Apparel Retail–0.16%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	354,000	355,770
L Brands, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	396,000	404,415
6.88%, 11/01/2035	120,000	103,500
6.75%, 07/01/2036	30,000	25,650
		889,335
Asset Management & Custody Banks–0.20%
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	1,028,000	1,089,680
Auto Parts & Equipment–0.18%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	100,000	98,250
Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	520,000	512,200
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	281,000	235,338
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	134,000	133,705
		979,493
Automobile Manufacturers–0.24%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 5.60%, 01/07/2022	461,000	467,703
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	872,000	850,200
		1,317,903
Automotive Retail–0.29%
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	177,000	171,469
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	590,000	584,100
Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/16/2026	868,000	851,725
		1,607,294
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Broadcasting–0.57%
AMC Networks Inc.,
Sr. Unsec. Gtd. Global Notes,
5.00%, 04/01/2024	$565,000	$562,175
4.75%, 08/01/2025	86,000	83,313
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	335,000	344,212
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	1,070,000	1,072,675
Gray Television Inc., Sr. Unsec. Notes, 7.00%, 05/15/2027(b)	249,000	259,483
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	492,000	477,240
TV Azteca, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 08/09/2024(b)	350,000	348,250
		3,147,348
Building Products–0.12%
Standard Industries Inc.,
Sr. Unsec. Notes,
6.00%, 10/15/2025(b)	384,000	388,320
5.00%, 02/15/2027(b)	314,000	295,945
		684,265
Cable & Satellite–2.08%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	600,000	570,000
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	750,000	730,313
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	510,000	521,475
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,580,000	1,611,600
CSC Holdings LLC,
Sr. Unsec. Deb., 5.50%, 05/15/2026(b)	415,000	411,888
Sr. Unsec. Gtd. Notes, 6.50%, 02/01/2029(b)	527,000	535,234
Sr. Unsec. Notes,
10.13%, 01/15/2023(b)	542,000	584,683
7.75%, 07/15/2025(b)	340,000	357,000
10.88%, 10/15/2025(b)	400,000	462,000
DISH DBS Corp.,
Sr. Unsec. Gtd. Global Notes,
7.88%, 09/01/2019	725,000	739,500
5.88%, 11/15/2024	2,145,000	1,785,712
Sirius XM Radio, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2024(b)	332,000	346,110
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	200,000	190,000
Principal Amount		Value
Cable & Satellite–(continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	$700,000	$714,875
UPC Holding B.V. (Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(b)	200,000	186,000
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	200,000	193,000
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	400,000	406,620
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	200,000	197,000
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	539,000	557,137
Ziggo B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	400,000	378,876
		11,479,023
Casinos & Gaming–0.54%
Boyd Gaming Corp.,
Sr. Unsec. Gtd. Global Notes,
6.38%, 04/01/2026	278,000	284,950
6.00%, 08/15/2026	180,000	181,125
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	179,010
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	45,000	47,641
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	792,000	748,440
Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	703,000	741,665
Studio City Finance Ltd. (Macau), Sr. Unsec. Gtd. Notes, 7.25%, 02/11/2024(b)	447,000	453,039
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	334,000	324,815
		2,960,685
Coal & Consumable Fuels–0.10%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	586,000	569,885
Commodity Chemicals–0.17%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	356,000	317,730
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Commodity Chemicals–(continued)
Nufarm Australia Ltd./Nufarm Americas Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	$247,000	$229,710
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	403,000	410,052
		957,492
Communications Equipment–0.29%
Commscope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	790,000	750,500
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	486,000	467,167
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	357,000	379,313
		1,596,980
Construction & Engineering–0.02%
William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	116,000	106,430
Construction Machinery & Heavy Trucks–0.21%
Meritor, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	658,000	664,580
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	532,000	515,375
		1,179,955
Consumer Finance–0.55%
Ally Financial, Inc.,
Sr. Unsec. Global Notes, 5.13%, 09/30/2024	725,000	756,900
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	280,000	293,650
Discover Financial Services, Series C, Jr. Unsec. Sub. Global Notes, 5.50%,(c)	316,000	288,421
Navient Corp.,
Sr. Unsec. Global Notes, 7.25%, 09/25/2023	442,000	450,287
Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/2020	705,000	735,844
7.25%, 01/25/2022	230,000	239,488
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R. (Mexico), Sr. Unsec. Notes, 7.38%, 02/12/2026(b)	293,000	261,576
		3,026,166
Copper–0.46%
First Quantum Minerals Ltd. (Zambia),
Sr. Unsec. Gtd. Notes,
7.00%, 02/15/2021(b)	284,000	283,823
7.50%, 04/01/2025(b)	1,033,000	972,311
Freeport-McMoRan, Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,010,000	898,900
Principal Amount		Value
Copper–(continued)
Taseko Mines Ltd. (Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	$400,000	$357,000
		2,512,034
Data Processing & Outsourced Services–0.01%
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	60,000	61,538
Diversified Banks–0.72%
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 7.63%, 11/21/2022	200,000	213,417
Barclays PLC (United Kingdom),
Jr. Unsec. Sub. Global Bonds, 7.75%,(c)	250,000	249,479
REGS, Jr. Unsec. Sub. Euro Bonds, 7.88%,(b)(c)	207,000	216,051
Citigroup, Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%,(b)(c)	336,000	335,656
Credit Agricole S.A. (France), REGS, Jr. Unsec. Sub. Euro Notes, 8.13%,(b)(c)	247,000	268,321
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	346,000	420,254
ING Groep N.V. (Netherlands),
Jr. Unsec. Sub. Euro Bonds, 6.88%,(b)(c)	223,000	228,667
Jr. Unsec. Sub. Global Notes, 6.50%,(c)	218,000	213,269
Lloyds Banking Group PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.50%,(b)(c)	221,000	225,420
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Jr. Unsec. Sub. Bonds, 7.50%,(c)	580,000	594,500
Jr. Unsec. Sub. Notes, 8.63%,(c)	207,000	220,910
Unsec. Sub. Global Bonds, 6.13%, 12/15/2022	285,000	299,816
Societe Generale S.A. (France), REGS, Jr. Unsec. Sub. Euro Notes, 7.38%,(b)(c)	246,000	254,733
Standard Chartered PLC (United Kingdom), REGS, Jr. Unsec. Sub. Euro Bonds, 7.50%,(b)(c)	207,000	215,798
		3,956,291
Diversified Capital Markets–0.04%
Credit Suisse Group AG (Switzerland), REGS , Jr. Unsec. Sub. Euro Bonds, 7.13%,(b)(c)	224,000	230,347
Diversified Chemicals–0.07%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	70,000	73,238
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Chemicals–(continued)
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	$354,000	$322,246
		395,484
Diversified Metals & Mining–0.22%
Hudbay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	437,000	451,202
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	390,000	409,500
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	350,000	339,238
		1,199,940
Electric Utilities–0.43%
Duke Energy Corp.,
5.13% Pfd., 5.13%, 01/15/2073	20,600	510,468
5.63% Pfd., 5.63%, 09/15/2078	19,300	482,500
NextEra Energy Capital Holdings, Inc.,
Jr. Unsec. Gtd. Sub. Investment Units, 5.00%, 01/15/2073	23,200	539,632
Series K, Jr. Unsec. Gtd. Sub. Investment Units, 5.25%, 06/01/2076	34,800	857,124
		2,389,724
Electrical Components & Equipment–0.13%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	693,000	691,267
Electronic Equipment & Instruments–0.08%
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	443,000	423,486
Environmental & Facilities Services–0.35%
Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	653,000	625,247
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	1,031,000	956,459
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	381,000	372,142
		1,953,848
Fertilizers & Agricultural Chemicals–0.09%
OCI N.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.63%, 04/15/2023(b)	460,000	474,950
Financial Exchanges & Data–0.04%
MSCI, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	235,000	240,875
Principal Amount		Value
Food Distributors–0.11%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	$568,000	$579,951
Food Retail–0.18%
Albertsons Cos. LLC/Safeway Inc./New Albertson’s L.P./Albertson’s LLC,
Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	587,000	581,130
Sr. Unsec. Gtd. Notes, 7.50%, 03/15/2026(b)	380,000	381,900
		963,030
Gas Utilities–0.43%
Amerigas Partners L.P./Amerigas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	875,000	866,512
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes, 6.50%, 05/01/2021	400,000	353,000
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	109,000	95,784
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	1,072,000	1,058,600
		2,373,896
Health Care Equipment–0.10%
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	495,000	496,238
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	56,000	56,543
		552,781
Health Care Facilities–0.95%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	575,000	569,250
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	338,000	324,058
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	540,000	548,100
HCA, Inc.,
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	499,000	528,316
5.50%, 06/15/2047	678,000	708,035
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	116,000	127,310
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	270,000	279,366
5.88%, 02/15/2026	790,000	835,425
5.38%, 09/01/2026	169,000	173,859
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	$31,000	$32,248
Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/2020	100,000	103,655
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	1,035,000	1,020,769
		5,250,391
Health Care REITs–0.13%
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	736,000	718,336
Health Care Services–0.66%
DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	380,000	367,175
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(d)	679,000	680,697
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	581,000	544,688
MEDNAX Inc., Sr. Unsec. Notes, 6.25%, 01/15/2027(b)	686,000	690,287
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	566,000	563,453
Surgery Center Holdings, Inc.,
Sr. Unsec. Gtd. Notes,
8.88%, 04/15/2021(b)	375,000	384,375
6.75%, 07/01/2025(b)	171,000	159,030
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	315,000	256,927
		3,646,632
Home Improvement Retail–0.11%
Hillman Group, Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	771,000	632,220
Homebuilding–0.67%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	395,000	386,113
Beazer Homes USA, Inc.,
Sr. Unsec. Gtd. Global Notes,
8.75%, 03/15/2022	538,000	563,824
6.75%, 03/15/2025	395,000	355,006
5.88%, 10/15/2027	72,000	61,560
KB Home, Sr. Unsec. Gtd. Notes, 8.00%, 03/15/2020	199,000	207,706
Lennar Corp.,
Sr. Unsec. Gtd. Global Notes,
8.38%, 01/15/2021	50,000	54,125
5.38%, 10/01/2022	702,000	722,182
5.25%, 06/01/2026	255,000	249,581
Principal Amount		Value
Homebuilding–(continued)
Meritage Homes Corp.,
Sr. Unsec. Gtd. Global Notes,
7.15%, 04/15/2020	$65,000	$67,519
6.00%, 06/01/2025	216,000	214,920
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	250,000	241,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	569,000	566,155
		3,690,566
Household Products–0.36%
Reynolds Group Issuer Inc./LLC,
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	41,000	41,127
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	1,288,000	1,319,395
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	635,000	628,841
		1,989,363
Independent Power Producers & Energy Traders–0.28%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	279,000	289,463
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	234,000	228,150
NRG Energy, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	404,000	419,655
7.25%, 05/15/2026	200,000	216,850
6.63%, 01/15/2027	113,000	119,381
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	260,000	271,050
		1,544,549
Industrial Machinery–0.27%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	784,000	778,120
EnPro Industries, Inc., Sr. Unsec. Notes, 5.75%, 10/15/2026(b)	277,000	276,308
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	485,000	454,687
		1,509,115
Integrated Oil & Gas–0.11%
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	591,000	579,653
Integrated Telecommunication Services–0.75%
Altice France S.A. (France),
Sr. Sec. Gtd. First Lien Bonds, 6.25%, 05/15/2024(b)	466,000	458,567
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	600,000	580,500
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Cincinnati Bell Inc.,
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	$502,000	$435,485
Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	72,000	62,820
Frontier Communications Corp.,
Sr. Unsec. Global Notes,
10.50%, 09/15/2022	940,000	673,862
11.00%, 09/15/2025	378,000	245,700
Telecom Italia Capital S.A. (Italy),
Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	47,000	42,911
7.20%, 07/18/2036	355,000	344,457
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	1,209,000	1,281,540
		4,125,842
Investment Banking & Brokerage–4.75%
GS Finance Corp., Sr. Unsec. Conv. Medium-Term Bonds, 8.95%, 04/05/2019	14,000,000	14,210,000
Morgan Stanley Finance LLC, Sr. Unsec. Notes, 0.00%, 02/08/2019(e)	11,700,000	11,964,712
		26,174,712
Leisure Products–0.05%
Mattel, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	286,000	270,985
Managed Health Care–0.21%
Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	276,000	286,778
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	192,000	188,400
WellCare Health Plans, Inc.,
Sr. Unsec. Notes,
5.25%, 04/01/2025	420,000	429,975
5.38%, 08/15/2026(b)	238,000	243,950
		1,149,103
Metal & Glass Containers–0.18%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	600,000	585,000
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	405,000	385,762
		970,762
Movies & Entertainment–0.25%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	585,000	541,798
Principal Amount		Value
Movies & Entertainment–(continued)
Netflix, Inc.,
Sr. Unsec. Global Notes, 5.75%, 03/01/2024	$423,000	$442,035
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	372,000	378,045
		1,361,878
Multi-line Insurance–0.02%
Acrisure LLC/Acrisure Finance Inc., Sr. Sec. Notes, 8.13%, 02/15/2024(b)	94,000	95,786
Multi-Utilities–0.40%
Algonquin Power & Utilities Corp. (Canada), Variable Rate Pfd., 6.88% (3 mo. USD LIBOR + 3.68%), 10/17/2078(f)	10,900	291,466
Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Investment Units, 5.25%, 07/30/2076	30,000	740,100
DTE Energy Co.,
Series B, Jr. Unsec. Sub. Investment Units, 5.38%, 06/01/2076	15,000	378,000
Series E, Jr. Unsec. Sub. Investment Units, 5.25%, 12/01/2077	17,200	425,012
Series F, Jr. Unsec. Sub. Investment Units, 6.00%, 12/15/2076	14,400	394,128
		2,228,706
Office REITs–0.06%
Government Properties Income Trust, 5.88% Pfd., 5.88%,	13,700	319,073
Oil & Gas Drilling–0.41%
Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	192,000	120,000
Ensco PLC,
Sr. Unsec. Global Notes,
4.50%, 10/01/2024	27,000	20,115
7.75%, 02/01/2026	724,000	585,082
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	731,000	617,695
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes,
6.50%, 12/15/2021	62,227	60,360
7.75%, 12/15/2023	25,000	24,063
5.25%, 11/15/2024	360,000	310,500
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	647,000	527,305
		2,265,120
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Oil & Gas Equipment & Services–0.17%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	$510,000	$499,800
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	487,000	434,647
		934,447
Oil & Gas Exploration & Production–1.75%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	464,000	498,220
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	401,000	322,805
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	699,000	705,990
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	198,000	146,520
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	611,000	491,855
Gulfport Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.63%, 05/01/2023	230,000	228,994
6.00%, 10/15/2024	416,000	393,120
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	592,000	574,240
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	647,000	642,956
Parsley Energy, LLC/Parsley Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/01/2024(b)	533,000	547,587
5.63%, 10/15/2027(b)	243,000	242,089
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.63%, 03/01/2026	438,000	422,670
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	1,116,000	1,015,560
SM Energy Co.,
Sr. Unsec. Global Notes,
6.13%, 11/15/2022	457,000	460,428
6.63%, 01/15/2027	74,000	72,890
Southwestern Energy Co.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 04/01/2026	313,000	323,955
7.75%, 10/01/2027	327,000	338,445
Tullow Oil PLC (Ghana), Sr. Unsec. Notes, 7.00%, 03/01/2025(b)	295,000	288,810
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	510,000	506,175
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	$828,000	$842,324
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	569,000	564,733
		9,630,366
Oil & Gas Refining & Marketing–0.13%
Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	345,000	331,200
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023(b)	385,000	380,187
		711,387
Oil & Gas Storage & Transportation–0.31%
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%,(c)	242,000	218,157
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%,(c)	351,000	315,102
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	535,000	504,398
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	442,000	436,475
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	227,000	230,121
		1,704,253
Other Diversified Financial Services–3.72%
Citigroup Global Markets Holdings Inc., Sr. Unsec. Notes, 9.48%, 03/27/2019(b)	18,000,000	18,367,202
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	200,000	202,750
Lions Gate Capital Holdings LLC,
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/2024(b)	623,000	630,787
5.88%, 11/01/2024(b)	395,000	390,063
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	390,000	384,462
Tempo Acquisition LLC/Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	425,000	421,812
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	101,000	102,768
		20,499,844
Packaged Foods & Meats–0.23%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	286,000	281,495
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Packaged Foods & Meats–(continued)
JBS Investments GmbH, Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	$590,000	$612,314
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	357,000	368,121
		1,261,930
Paper Packaging–0.08%
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	461,000	418,358
Paper Products–0.22%
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes,
7.75%, 12/01/2022	24,000	25,020
6.50%, 02/01/2024	476,000	483,321
5.50%, 01/15/2026	163,000	151,997
Schweitzer-Mauduit International, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 10/01/2026(b)	570,000	548,625
		1,208,963
Pharmaceuticals–0.46%
Bausch Health Cos. Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	307,000	307,341
Sr. Unsec. Gtd. Notes,
6.13%, 04/15/2025(b)	100,000	94,750
9.00%, 12/15/2025(b)	829,000	884,452
9.25%, 04/01/2026(b)	301,000	324,327
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	164,424
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	325,000	329,875
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	450,000	434,934
		2,540,103
Publishing–0.17%
Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	886,000	914,795
Railroads–0.15%
Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	876,000	844,245
Restaurants–0.26%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	673,000	651,127
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	603,000	565,313
Principal Amount		Value
Restaurants–(continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	$240,000	$233,100
		1,449,540
Security & Alarm Services–0.06%
Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	322,000	306,705
Sovereign Debt–15.30%
Abu Dhabi Government International Bond (United Arab Emirates),
REGS, Sr. Unsec. Euro Notes,
3.13%, 10/11/2027(b)	900,000	881,010
4.13%, 10/11/2047(b)	700,000	692,790
Argentine Republic Government International Bond (Argentina),
Sr. Unsec. Global Bonds,
7.13%, 07/06/2036	800,000	636,708
7.63%, 04/22/2046	850,000	693,919
Sr. Unsec. Global Notes, 7.13%, 06/28/2117	868,000	678,125
Bahrain Government International Bond (Bahrain),
REGS, Sr. Unsec. Euro Bonds,
6.00%, 09/19/2044(b)	1,000,000	874,086
7.50%, 09/20/2047(b)	800,000	800,491
REGS, Sr. Unsec. Euro Notes, 6.75%, 09/20/2029(b)	700,000	711,109
Brazilian Government International Bond (Brazil),
Sr. Unsec. Global Bonds,
8.25%, 01/20/2034	725,000	927,094
5.63%, 01/07/2041	800,000	809,808
5.63%, 02/21/2047	700,000	697,995
Chile Government International Bond (Chile),
Sr. Unsec. Global Notes,
3.13%, 01/21/2026	700,000	691,436
3.24%, 02/06/2028	900,000	888,750
3.86%, 06/21/2047	900,000	874,953
China Government International Bond (China),
REGS, Sr. Unsec. Euro Bonds,
2.63%, 11/02/2027(b)	1,400,000	1,331,004
4.00%, 10/19/2048(b)	1,000,000	1,002,101
Colombia Government International Bond (Colombia),
Sr. Unsec. Global Bonds,
7.38%, 09/18/2037	700,000	890,582
6.13%, 01/18/2041	800,000	912,000
5.63%, 02/26/2044	600,000	654,606
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Costa Rica Government International Bond (Costa Rica),
REGS, Sr. Unsec. Euro Notes,
5.63%, 04/30/2043(b)	$900,000	$727,605
7.00%, 04/04/2044(b)	800,000	718,080
7.16%, 03/12/2045(b)	600,000	545,250
Croatia Government International Bond (Croatia),
REGS, Sr. Unsec. Euro Notes,
5.50%, 04/04/2023(b)	1,000,000	1,070,002
6.00%, 01/26/2024(b)	1,100,000	1,212,264
Dominican Republic International Bond (Dominican Repubic),
REGS, Sr. Unsec. Euro Bonds, 6.50%, 02/15/2048(b)	800,000	796,000
REGS, Sr. Unsec. Euro Notes,
7.45%, 04/30/2044(b)	625,000	682,422
6.85%, 01/27/2045(b)	750,000	778,125
Ecuador Government International Bond (Ecuador),
REGS, Sr. Unsec. Euro Bonds, 9.65%, 12/13/2026(b)	800,000	785,160
REGS, Sr. Unsec. Euro Notes,
9.63%, 06/02/2027(b)	600,000	586,470
8.88%, 10/23/2027(b)	800,000	749,960
Egypt Government International Bond (Egypt),
REGS, Sr. Unsec. Euro Notes,
6.88%, 04/30/2040(b)	861,000	745,604
7.90%, 02/21/2048(b)	800,000	739,061
REGS, Sr. Unsec. Global Notes, 8.50%, 01/31/2047(b)	600,000	579,241
El Salvador Government International Bond (El Salvador),
REGS, Sr. Unsec. Euro Notes,
8.25%, 04/10/2032(b)	697,000	734,380
7.65%, 06/15/2035(b)	730,000	733,650
7.63%, 02/01/2041(b)	800,000	794,216
Emirate of Dubai Government International Bonds (United Arab Emirates), REGS, Sr. Unsec. Medium-Term Euro Notes, 5.25%, 01/30/2043(b)	800,000	827,736
Hungary Government International Bond (Hungary),
Sr. Unsec. Global Notes,
5.75%, 11/22/2023	750,000	820,325
5.38%, 03/25/2024	710,000	768,107
7.63%, 03/29/2041	510,000	735,310
Indonesia Government International Bond (Indonesia),
REGS, Sr. Unsec. Euro Bonds,
8.50%, 10/12/2035(b)	550,000	768,025
6.63%, 02/17/2037(b)	600,000	716,477
7.75%, 01/17/2038(b)	550,000	737,886
Principal Amount		Value
Sovereign Debt–(continued)
Jordan Government International Bond (Jordan),
REGS, Sr. Unsec. Euro Bonds, 7.38%, 10/10/2047(b)	$600,000	$571,867
REGS, Sr. Unsec. Euro Notes,
6.13%, 01/29/2026(b)	800,000	797,370
5.75%, 01/31/2027(b)	800,000	775,099
Kazakhstan Government International Bond (Kazakhstan),
REGS, Sr. Unsec. Euro Notes, 4.88%, 10/14/2044(b)	650,000	677,219
REGS, Sr. Unsec. Medium-Term Euro Notes,
5.13%, 07/21/2025(b)	750,000	809,317
6.50%, 07/21/2045(b)	700,000	876,263
Lebanon Government International Bond (Lebanon),
REGS, Sr. Unsec. Bonds, 6.65%, 04/22/2024(b)	800,000	692,128
REGS, Sr. Unsec. Euro Notes, 6.75%, 11/29/2027(b)	833,000	690,940
REGS, Sr. Unsec. Medium-Term Global Euro Notes, 6.65%, 02/26/2030(b)	869,000	699,232
Lithuania Government International Bond (Lithuania), REGS, Sr. Unsec. Euro Notes, 6.63%, 02/01/2022(b)	950,000	1,040,487
Mexico Government International Bond (Mexico),
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/2040	712,000	779,640
Sr. Unsec. Global Notes, 4.60%, 01/23/2046	850,000	787,312
Sr. Unsec. Medium-Term Global Notes, 5.75%, 10/12/2110	750,000	738,945
Nigeria Government International Bond (Nigeria),
REGS, Sr. Unsec. Euro Notes,
7.88%, 02/16/2032(b)	600,000	597,660
7.70%, 02/23/2038(b)	800,000	770,712
REGS, Sr. Unsec. Medium-Term Euro Notes, 7.63%, 11/28/2047(b)	800,000	752,984
Oman Government International Bond (Oman),
REGS, Sr. Unsec. Euro Notes,
5.63%, 01/17/2028(b)	800,000	730,723
6.50%, 03/08/2047(b)	800,000	673,929
6.75%, 01/17/2048(b)	800,000	684,673
Pakistan Government International Bond (Pakistan),
REGS, Sr. Unsec. Euro Notes,
8.25%, 04/15/2024(b)	800,000	854,360
8.25%, 09/30/2025(b)	610,000	650,413
6.88%, 12/05/2027(b)	800,000	782,000
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Panama Government International Bond (Panama),
Sr. Unsec. Global Bonds,
7.13%, 01/29/2026	$750,000	$900,862
8.88%, 09/30/2027	569,000	763,882
3.88%, 03/17/2028	600,000	612,606
Paraguay Government International Bond (Paraguay),
REGS, Sr. Unsec. Euro Bonds, 5.00%, 04/15/2026(b)	800,000	827,000
REGS, Sr. Unsec. Euro Notes,
6.10%, 08/11/2044(b)	800,000	876,000
5.60%, 03/13/2048(b)	700,000	726,250
Peruvian Government International Bond (Peru),
Sr. Unsec. Global Bonds,
4.13%, 08/25/2027	800,000	850,808
8.75%, 11/21/2033	521,000	788,012
5.63%, 11/18/2050	702,000	858,195
Philippine Government International Bond (Philippines),
Sr. Unsec. Global Bonds,
9.50%, 02/02/2030	487,000	735,519
7.75%, 01/14/2031	600,000	827,704
6.38%, 10/23/2034	550,000	710,377
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.25%, 04/06/2026	804,000	799,666
Qatar Government International Bond (Qatar),
REGS, Sr. Unsec. Euro Notes,
6.40%, 01/20/2040(b)	500,000	628,060
5.75%, 01/20/2042(b)	725,000	854,130
5.10%, 04/23/2048(b)	900,000	967,701
Republic of Poland Government International Bond (Poland),
Sr. Unsec. Global Notes,
3.00%, 03/17/2023	824,000	820,984
4.00%, 01/22/2024	795,000	824,347
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec. Global Bonds,
5.38%, 07/24/2044	850,000	793,001
6.30%, 06/22/2048	700,000	711,948
Sr. Unsec. Global Notes, 6.25%, 03/08/2041	800,000	828,350
Romanian Government International Bond (Romania),
REGS, Sr. Unsec. Euro Notes, 5.13%, 06/15/2048(b)	850,000	839,485
REGS, Sr. Unsec. Medium-Term Euro Notes,
4.88%, 01/22/2024(b)	752,000	782,238
6.13%, 01/22/2044(b)	630,000	703,395
Principal Amount		Value
Sovereign Debt–(continued)
Russian Foreign Bond (Russia),
REGS, Sr. Unsec. Euro Bonds,
4.88%, 09/16/2023(b)	$800,000	$831,004
5.63%, 04/04/2042(b)	800,000	858,070
5.88%, 09/16/2043(b)	600,000	664,719
Saudi Government International Bond (Saudi Arabia),
REGS, Sr. Unsec. Medium-Term Euro Notes,
4.50%, 10/26/2046(b)	900,000	841,473
4.63%, 10/04/2047(b)	800,000	754,860
5.00%, 04/17/2049(b)	800,000	794,648
Slovenia Government International Bond (Slovenia), REGS, Sr. Unsec. Euro Notes, 5.25%, 02/18/2024(b)	1,000,000	1,090,137
Sri Lanka Government International Bond (Sri Lanka),
REGS, Sr. Unsec. Euro Bonds,
6.85%, 11/03/2025(b)	750,000	741,689
6.83%, 07/18/2026(b)	850,000	831,017
REGS, Sr. Unsec. Euro Notes, 6.13%, 06/03/2025(b)	850,000	815,080
Trinidad & Tobago Government International Bond (Trinidad),
REGS, Sr. Unsec. Euro Notes, 4.50%, 08/04/2026(b)	1,100,000	1,029,875
REGS, Unsec. Euro Notes, 4.38%, 01/16/2024(b)	1,200,000	1,180,284
Turkey Government International Bond (Turkey),
Sr. Unsec. Global Notes,
8.00%, 02/14/2034	710,000	772,491
6.88%, 03/17/2036	748,000	737,194
7.25%, 03/05/2038	700,000	714,543
Ukraine Government International Bond (Ukraine),
REGS, Sr. Unsec. Euro Notes,
7.75%, 09/01/2025(b)	700,000	645,047
7.75%, 09/01/2026(b)	800,000	729,300
7.75%, 09/01/2027(b)	800,000	723,608
		84,218,755
Specialized Consumer Services–0.22%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	942,000	923,160
Sr. Unsec. Notes, 7.45%, 08/15/2027	254,000	262,733
		1,185,893
Specialized REITs–0.41%
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	595,000	617,015
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Specialized REITs–(continued)
Iron Mountain Inc.,
Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	$203,000	$208,582
Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	115,000	114,425
Sr. Unsec. Sub. Gtd. Notes, 5.25%, 03/15/2028(b)	173,000	161,755
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	303,000	289,744
Rayonier AM Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	865,000	784,166
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	79,000	80,209
		2,255,896
Specialty Chemicals–0.16%
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(b)	458,000	457,427
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	444,000	445,110
		902,537
Steel–0.30%
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	739,000	716,830
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	951,000	915,052
		1,631,882
Technology Hardware, Storage & Peripherals–0.12%
Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	620,000	654,341
Textiles–0.13%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/01/2025(b)	739,000	708,516
Trading Companies & Distributors–0.44%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	200,000	195,164
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	576,000	551,520
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	442,000	433,712
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	438,000	469,755
Principal Amount		Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/2026	$175,000	$182,219
Sr. Unsec. Gtd. Notes,
5.88%, 09/15/2026	475,000	486,875
5.50%, 05/15/2027	85,000	83,963
		2,403,208
Trucking–0.07%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Sr. Unsec. Gtd. Notes,
6.38%, 04/01/2024(b)	200,000	199,500
5.25%, 03/15/2025(b)	180,000	162,225
		361,725
Wireless Telecommunication Services–1.06%
Digicel Group One Ltd. (Jamaica), Sr. Sec. Sub. First Lien Notes, 8.25%, 12/30/2022(b)	207,000	171,810
Digicel Group Two Ltd. (Jamaica), Sr. Unsec. Sub. Notes, 8.25%, 09/30/2022(b)	196,000	106,330
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Sec. Gtd. First Lien Notes, 8.00%, 02/15/2024(b)	175,000	182,656
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	1,222,000	1,116,603
Sr. Unsec. Gtd. Notes, 8.50%, 10/15/2024(b)	404,000	410,060
Oztel Holdings SPC Ltd. (Oman), Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(b)	382,000	373,128
Sprint Capital Corp., Unsec. Gtd. Global Notes, 8.75%, 03/15/2032	267,000	293,700
Sprint Communications, Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	235,000	273,481
Sprint Corp.,
Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	1,104,000	1,162,081
7.88%, 09/15/2023	1,558,000	1,659,270
7.63%, 02/15/2025	84,000	88,015
		5,837,134
Total U.S. Dollar Denominated Bonds & Notes (Cost $264,017,759)		259,571,488
Shares
Preferred Stocks–20.63%
Alternative Carriers–0.53%
Qwest Corp., 6.50% Pfd.	38,600	812,916
Qwest Corp., 6.75% Pfd.	37,400	818,686
Qwest Corp., 6.13% Pfd.	15,800	341,122
Qwest Corp., 6.88% Pfd.	19,700	465,905
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Alternative Carriers–(continued)
Qwest Corp., 6.63% Pfd.	23,200	$503,440
		2,942,069
Asset Management & Custody Banks–1.27%
Apollo Global Management LLC, Series A, 6.38% Pfd.	10,400	255,112
Apollo Global Management LLC, Series B, 6.38% Pfd.	11,600	281,532
Apollo Investment Corp., 6.88% Pfd.	7,400	189,366
Ares Management Corp., Series A, 7.00% Pfd.	13,300	356,573
Bank of New York Mellon Corp. (The), 5.20% Pfd.	22,400	541,184
BrightSphere Investment Group PLC, 5.13% Pfd.	6,600	152,526
Carlyle Group L.P. (The), Series A, 5.88% Pfd.	16,400	371,132
KKR & Co. Inc., Series A, 6.75% Pfd.	10,300	277,482
KKR & Co. Inc., Series B, 6.50% Pfd.	10,300	275,010
Legg Mason, Inc., 6.38% Pfd.	9,500	256,025
Legg Mason, Inc., 5.45% Pfd.	20,600	501,610
Northern Trust Corp., Series C, 5.85% Pfd.	15,200	404,016
Oaktree Capital Group, LLC, Series A, 6.63% Pfd.	8,000	198,240
Oaktree Capital Group, LLC, Series B, 6.55% Pfd.	9,300	229,524
Prospect Capital Corp., 6.25% Pfd.	9,500	235,600
State Street Corp., Series G, 5.35% Pfd.	25,600	648,192
State Street Corp., Series C, 5.25% Pfd.	11,600	283,040
State Street Corp., Series D, 5.90% Pfd.	20,600	540,956
State Street Corp., Series E, 6.00% Pfd.	37,400	969,782
		6,966,902
Consumer Finance–0.64%
Capital One Financial Corp., Series G, 5.20% Pfd.	35,700	853,944
Capital One Financial Corp., Series H, 6.00% Pfd.	35,600	909,224
Capital One Financial Corp., Series B, 6.00% Pfd.	15,200	384,256
Capital One Financial Corp., Series C, 6.25% Pfd.	12,300	312,912
Capital One Financial Corp., Series D, 6.70% Pfd.	15,200	392,160
Capital One Financial Corp., Series F, 6.20% Pfd.	17,100	443,061
Navient Corp., 6.00% Pfd.	12,200	252,540
		3,548,097
Diversified Banks–5.71%
Bank of America Corp., Series CC, 6.20% Pfd.	50,200	1,328,292
Bank of America Corp., Series EE, 6.00% Pfd.	46,400	1,198,048
Shares		Value
Diversified Banks–(continued)
Bank of America Corp., Series GG, 6.00% Pfd.	46,800	$1,215,864
Bank of America Corp., Series HH, 5.88% Pfd.	35,600	897,120
Bank of America Corp., Series W, 6.63% Pfd.	48,300	1,246,623
Bank of America Corp., Series Y, 6.50% Pfd.	56,200	1,457,266
Citigroup, Inc., Series S, 6.30% Pfd.	37,400	949,212
Citigroup, Inc., Series J, 7.13% Pfd.	37,400	991,100
Citigroup, Inc., Series K, 6.88% Pfd.	47,700	1,240,200
Citigroup, Inc., Series L, 6.88% Pfd.	19,300	482,500
ING Groep N.V. (Netherlands), 6.38% Pfd.	30,000	765,900
JPMorgan Chase & Co., Series P, 5.45% Pfd.	9,500	237,975
JPMorgan Chase & Co., Series T, 6.70% Pfd.	12,300	310,083
JPMorgan Chase & Co., Series W, 6.30% Pfd.	12,300	316,110
JPMorgan Chase & Co., Series Y, 6.13% Pfd.	50,500	1,304,415
JPMorgan Chase & Co., Series AA, 6.10% Pfd.	76,800	1,985,280
JPMorgan Chase & Co., Series BB, 6.15% Pfd.	82,400	2,147,344
JPMorgan Chase & Co., Series DD, 5.75% Pfd.	69,300	1,725,570
US Bancorp, Series K, 5.50% Pfd.	20,700	513,567
US Bancorp, Series F, 6.50% Pfd.	61,800	1,679,724
Wells Fargo & Co., Series W, 5.70% Pfd.	26,600	675,374
Wells Fargo & Co., Series X, 5.50% Pfd.	63,700	1,579,760
Wells Fargo & Co., Series Y, 5.63% Pfd.	37,400	928,268
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	581	744,958
Wells Fargo & Co., 5.20% Pfd.	54,300	1,274,964
Wells Fargo & Co., Series O, 5.13% Pfd.	46,800	1,097,460
Wells Fargo & Co., Series P, 5.25% Pfd.	16,400	392,780
Wells Fargo & Co., Series Q, 5.85% Pfd.	24,700	630,591
Wells Fargo & Co., Series R, 6.63% Pfd.	24,700	686,413
Wells Fargo & Co., Series T, 6.00% Pfd.	33,700	869,797
Wells Fargo & Co., Series V, 6.00% Pfd.	22,500	583,425
		31,455,983
Diversified Capital Markets–0.37%
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Pfd.	81,800	2,062,996
Diversified REITs–0.34%
PS Business Parks, Inc., Series W, 5.20% Pfd.	11,100	238,650
PS Business Parks, Inc., Series X, 5.25% Pfd.	10,500	227,850
PS Business Parks, Inc., Series Y, 5.20% Pfd.	8,200	177,530
PS Business Parks, Inc., Series U, 5.75% Pfd.	8,900	207,815
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Diversified REITs–(continued)
VEREIT Inc., Series F, 6.70% Pfd.	40,100	$1,008,114
		1,859,959
Electric Utilities–1.21%
Alabama Power Co., Series A, 5.00% Pfd.	11,600	289,304
Entergy Arkansas, Inc., 4.88% Pfd.	14,400	352,224
Entergy Arkansas, Inc., 4.90% Pfd.	11,600	290,348
Entergy Louisiana, LLC, 4.88% Pfd.	16,400	404,424
Entergy Louisiana, LLC, 5.25% Pfd.	10,500	273,840
Entergy Mississippi, Inc., 4.90% Pfd.	12,900	316,695
Entergy Texas Inc., 5.63% Pfd.	9,200	240,948
Georgia Power Co., Series 2017A, 5.00% Pfd.	12,000	281,280
Interstate Power & Light Co., Series D, 5.10% Pfd.	9,000	229,770
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	5,300	104,940
PPL Capital Funding, Inc., Series B, 5.90% Pfd.	17,400	438,132
SCE Trust IV, Series J, 5.38% Pfd.	20,300	401,940
SCE Trust V, Series K, 5.45% Pfd.	15,500	319,300
SCE Trust VI, 5.00% Pfd.	32,200	583,142
Southern Co. (The), 5.25% Pfd.	39,300	958,920
Southern Co. (The), 5.25% Pfd.	18,500	448,810
Southern Co. (The), 6.25% Pfd.	28,100	735,939
		6,669,956
Health Care REITs–0.09%
Senior Housing Properties Trust, 5.63% Pfd.	23,200	491,608
Industrial Machinery–0.13%
Stanley Black & Decker, Inc., 5.75% Investment Units	29,000	737,470
Integrated Telecommunication Services–0.46%
AT&T, Inc., 5.35% Pfd.	49,500	1,224,135
AT&T, Inc., 5.63% Pfd.	31,900	792,715
Verizon Communications, Inc., 5.90% Pfd.	20,600	536,630
		2,553,480
Internet & Direct Marketing Retail–0.14%
eBay Inc., 6.00% Pfd.	28,100	758,419
Investment Banking & Brokerage–1.51%
Charles Schwab Corp. (The), Series D, 5.95% Pfd.	31,900	831,952
Charles Schwab Corp. (The), Series C, 6.00% Pfd.	20,300	532,266
Goldman Sachs Group, Inc. (The), Series N, 6.30% Pfd.	39,300	1,026,516
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	15,200	381,368
Goldman Sachs Group, Inc. (The), Series K, 6.38% Pfd.	37,400	989,604
Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, Series K, 5.85% Pfd.	46,800	$1,188,252
Morgan Stanley, Series E, 7.13% Pfd.	11,400	316,920
Morgan Stanley, Series F, 6.88% Pfd.	24,700	666,900
Morgan Stanley, Series G, 6.63% Pfd.	20,600	524,476
Morgan Stanley, Series I, 6.38% Pfd.	56,200	1,476,936
Stifel Financial Corp., Series A, 6.25% Pfd.	6,500	160,745
Stifel Financial Corp., 5.20% Pfd.	9,300	205,158
		8,301,093
Leisure Products–0.05%
Brunswick Corp., 6.50% Pfd.	7,000	181,650
Brunswick Corp., 6.63% Pfd.	4,700	120,320
		301,970
Life & Health Insurance–0.97%
Aegon N.V. (Netherlands), 6.38% Pfd.	31,600	806,748
Aegon N.V. (Netherlands), 6.50% Pfd.	14,000	359,380
Brighthouse Financial Inc., 6.25% Pfd.	16,100	403,305
MetLife, Inc., Series E, 5.63% Pfd.	30,100	760,326
Prudential Financial, Inc., 5.63% Pfd.	22,300	559,730
Prudential Financial, Inc., 5.75% Pfd.	20,700	525,780
Prudential Financial, Inc., 5.70% Pfd.	27,400	698,152
Prudential PLC (United Kingdom), 6.75% Pfd.	17,100	447,507
Prudential PLC (United Kingdom), 6.50% Pfd.	4,300	114,294
Torchmark Corp., 6.13% Pfd.	11,200	301,056
Unum Group, 6.25% Pfd.	13,300	337,288
		5,313,566
Mortgage REITs–0.06%
Wells Fargo Real Estate Investment Corp., Series A, 6.38% Pfd.	12,300	319,923
Multi-line Insurance–0.24%
American Financial Group, Inc., 6.00% Pfd.	12,900	329,208
Hartford Financial Services Group, Inc. (The), 7.88% Pfd.	22,500	642,825
Hartford Financial Services Group, Inc. (The), Series G, 6.00% Pfd.	12,700	336,931
		1,308,964
Multi-Sector Holdings–0.11%
PartnerRe Ltd., Series H, 7.25% Pfd.	22,800	619,476
Multi-Utilities–0.27%
CMS Energy Corp., 5.63% Pfd.	8,600	220,762
CMS Energy Corp., 5.88% Pfd.	9,700	257,438
Integrys Holding, Inc., 6.00% Pfd.	17,750	449,519
NiSource Inc., Series B, 6.5% Variable Rate Pfd.	20,400	558,552
		1,486,271
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Office REITs–0.24%
Boston Properties, Inc., Series B, 5.25% Pfd.	9,000	$225,180
SL Green Realty Corp., Series I, 6.50% Pfd.	9,900	257,103
Vornado Realty Trust, Series L, 5.40% Pfd.	35,500	815,790
		1,298,073
Office Services & Supplies–0.07%
Pitney Bowes Inc., 6.70% Pfd.	16,100	389,620
Oil & Gas Refining & Marketing–0.14%
NuStar Energy L.P., Series A, 8.50% Pfd.	26,800	607,288
NuStar Energy L.P., Series C, 9.00% Pfd.	7,700	183,029
		790,317
Oil & Gas Storage & Transportation–0.35%
DCP Midstream, L.P., Series B, 7.88% Pfd.	7,100	171,110
DCP Midstream, L.P., Series C, 7.95% Variable Rate Pfd.	4,200	103,110
Enbridge Inc., Series B, 6.38% Pfd.	23,400	589,680
Energy Transfer Operating L.P., Series D, 7.63% Pfd.	18,300	452,925
Energy Transfer Partners, L.P., Series C, 7.38% Pfd.	17,400	417,426
Targa Resources Partners L.P., Series A, 9.00% Pfd.	6,200	166,160
		1,900,411
Property & Casualty Insurance–1.17%
Allstate Corp. (The), Series G, 5.63% Pfd.	24,700	613,054
Allstate Corp. (The), 5.10% Pfd.	18,500	459,725
Allstate Corp. (The), Series A, 5.63% Pfd.	6,600	162,096
Allstate Corp. (The), Series E, 6.63% Pfd.	30,900	783,933
Allstate Corp. (The), Series F, 6.25% Pfd.	18,500	463,425
Arch Capital Group Ltd., Series E, 5.25% Pfd.	16,500	372,240
Arch Capital Group Ltd., Series F, 5.45% Pfd.	14,800	341,140
Argo Group U.S. Inc., 6.50% Pfd.	6,800	173,400
Aspen Insurance Holdings Ltd. (Bermuda), 5.63% Pfd.	14,000	326,900
Aspen Insurance Holdings Ltd. (Bermuda), 5.95% Pfd.	7,500	186,750
Assured Guaranty Municipal Holdings Inc., 6.25% Pfd.	16,300	392,830
AXIS Capital Holdings Ltd., Series E, 5.50% Pfd.	29,000	671,350
Hanover Insurance Group, Inc. (The), 6.35% Pfd.	6,600	176,682
Kemper Corp., 7.38% Pfd.	5,900	150,627
Selective Insurance Group, Inc., 5.88% Pfd.	8,700	212,715
W. R. Berkley Corp., 5.75% Pfd.	17,100	435,366
W. R. Berkley Corp., 5.63% Pfd.	11,600	311,808
Shares		Value
Property & Casualty Insurance–(continued)
WR Berkley Corp., 5.70% Pfd.	8,000	$201,440
		6,435,481
Regional Banks–2.19%
Associated Banc-Corp., Series E, Pfd.	4,300	111,069
BB&T Corp., 5.63% Pfd.	57,100	1,473,180
BB&T Corp., 5.85% Pfd.	11,300	285,551
BB&T Corp., Series E, 5.63% Pfd.	44,900	1,122,500
BB&T Corp., Series G, 5.20% Pfd.	5,000	120,400
BOK Financial Corp., 5.38% Pfd.	7,100	175,512
Commerce Bancshares, Inc., Series B, 6.00% Pfd.	6,900	182,505
Cullen/Frost Bankers, Inc., 5.38% Pfd.	7,100	180,127
Fifth Third Bancorp, Series I, 6.63% Pfd.	18,500	496,725
First Horizon National Corp., Series A, 6.20% Pfd.	5,500	141,240
First Republic Bank, Series G, 5.50% Pfd.	5,600	146,496
First Republic Bank, Series H, 5.13% Pfd.	7,900	179,330
First Republic Bank, Series I, 5.50% Pfd.	11,400	275,196
First Republic Bank, Series D, 5.50% Pfd.	6,500	151,970
First Republic Bank, Series F, 5.70% Pfd.	3,700	95,608
FNB Corp., 7.25% Pfd.	5,600	156,128
Hancock Holding Co., 5.95% Pfd.	7,400	189,514
Huntington Bancshares, Inc., Series D, 6.25% Pfd.	20,600	535,188
Huntington Bancshares, Inc., Series C, 5.88% Pfd.	8,200	213,610
KeyCorp, Series E, 6.13% Pfd.	20,600	559,290
KeyCorp, Series F, 5.65% Pfd.	17,500	426,125
MB Financial Inc., Series C, 6.00% Pfd.	8,200	206,394
People’s United Financial, Inc., Series A, 5.63% Pfd.	9,500	253,650
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	71,400	1,881,390
PNC Financial Services Group, Inc. (The), Series Q, 5.38% Pfd.	3,000	74,700
Regions Financial Corp., Series A, 6.38% Pfd.	15,100	382,030
Regions Financial Corp., Series B, 6.38% Pfd.	24,700	652,574
Synovus Financial Corp., Series D, 6.30% Pfd.	8,600	215,688
TCF Financial Corp., Series C, 5.70% Pfd.	6,900	166,773
Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	10,100	257,550
Valley National Bancorp, Series B, 5.50% Pfd.	3,900	88,335
Valley National Bancorp, Series A, 6.25% Pfd.	4,700	123,140
Webster Financial Corp., Series F, 5.25% Pfd.	7,900	182,648
Wintrust Financial Corp., Series D, 6.50% Pfd.	6,300	181,755
Zions Bancorp., Series G, 6.30% Pfd.	5,300	151,633
		12,035,524
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Reinsurance–0.36%
Enstar Group Ltd., Series D, 7.00% Pfd.	15,200	$386,688
Enstar Group Ltd., Series E, 7.00% Pfd.	4,100	105,575
Reinsurance Group of America, Inc., 5.75% Pfd.	20,600	524,682
Reinsurance Group of America, Inc., 6.20% Pfd.	12,900	338,625
RenaissanceRe Holdings Ltd. (Bermuda), Series F, 5.75% Pfd.	11,200	264,544
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38% Pfd.	16,400	385,236
		2,005,350
Residential REITs–0.05%
American Homes 4 Rent, Series F, 5.88% Pfd.	7,900	180,199
American Homes 4 Rent, Series G, 5.88% Pfd.	4,500	98,595
		278,794
Retail REITs–0.52%
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	25,800	377,712
Federal Realty Investment Trust, Series C, 5.00% Pfd.	6,600	149,688
Kimco Realty Corp., Series L, 5.13% Pfd.	13,800	290,628
Kimco Realty Corp., Class M, 5.25% Pfd.	13,800	303,324
Kimco Realty Corp., Series I, 6.00% Pfd.	3,762	91,868
Kimco Realty Corp., Series J, 5.50% Pfd.	9,900	219,087
National Retail Properties, Inc., Series F, 5.20% Pfd.	16,400	378,020
National Retail Properties, Inc., Series E, 5.70% Pfd.	9,200	230,644
SITE Centers Corp., Series J, 6.50% Pfd.	11,300	289,506
SITE Centers Corp., Series A, 6.38% Pfd.	11,600	254,736
Spirit Realty Capital Inc., Series A, 6.00% Pfd.	7,800	179,088
Washington Prime Group Inc., Series H, 7.50% Pfd.	4,400	71,324
		2,835,625
Specialized REITs–0.95%
Digital Realty Trust, Inc., Series J, 5.25% Pfd.	13,100	307,064
Digital Realty Trust, Inc., Series C, 6.63% Pfd.	8,400	217,560
Digital Realty Trust, Inc., Series G, 5.88% Pfd.	13,300	335,825
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	15,800	397,528
EPR Properties, Series G, 5.75% Pfd.	7,600	172,368
Public Storage, Series B, 5.40% Pfd.	27,100	667,473
Public Storage, Series C, 5.13% Pfd.	24,300	557,928
Public Storage, Series D, 4.95% Pfd.	30,900	695,250
Public Storage, Series E, 4.90% Pfd.	32,900	724,129
Public Storage, Series F, 5.15% Pfd.	9,700	221,548
Public Storage, Series G, 5.05% Pfd.	11,600	267,032
Shares		Value
Specialized REITs–(continued)
Public Storage, Series Y, 6.38% Pfd.	10,200	$258,060
Public Storage, Series A, 5.88% Pfd.	8,400	212,772
Public Storage, Series W, 5.20% Pfd.	7,700	181,104
		5,215,641
Specialty Stores–0.04%
QVC Inc., 6.38% Pfd.	10,000	228,000
Thrifts & Mortgage Finance–0.10%
New York Community Bancorp Inc., Series A, 6.38% Pfd.	21,200	542,932
Trading Companies & Distributors–0.03%
GATX Corp., 5.63% Pfd.	6,800	173,740
Wireless Telecommunication Services–0.32%
Telephone & Data Systems Inc., 7.00% Pfd.	20,900	518,529
Telephone & Data Systems Inc., 5.88% Pfd.	12,900	280,317
United States Cellular Corp., 7.25% Pfd.	14,400	362,880
United States Cellular Corp., 6.95% Pfd.	7,600	188,708
United States Cellular Corp., 7.25% Pfd.	15,400	395,780
		1,746,214
Total Preferred Stocks (Cost $116,556,007)		113,573,924
Principal Amount
Exchange-Traded Notes–9.37%
ETRACS Alerian MLP Infrastructure Index ETN, (linked to the Alerian MLP Infrastructure Index – 0.21%) 7.45, 04/02/2040(f)	1,160,000	25,346,000
JPMorgan Alerian MLP Index ETN, (linked to the Alerian MLP Index – 0.21%) 6.70, 05/24/2024(f)	1,050,000	26,260,500
Total Exchange-Traded Notes (Cost $56,403,422)		51,606,500
Shares
Common Stocks & Other Equity Interests–9.32%
Industrial REITs–0.46%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	111,248	2,513,093
Mortgage REITs–8.86%
AG Mortgage Investment Trust, Inc.	58,086	1,046,710
AGNC Investment Corp.	142,626	2,554,432
Annaly Capital Management, Inc.	360,746	3,766,188
Anworth Mortgage Asset Corp.	116,570	521,068
Apollo Commercial Real Estate Finance, Inc.	135,957	2,474,417
Arbor Realty Trust, Inc.	212,965	2,547,061
Ares Commercial Real Estate Corp.	35,293	508,219
Blackstone Mortgage Trust, Inc. ,Class A	87,954	3,033,533
Capstead Mortgage Corp.	135,741	1,000,411
Cherry Hill Mortgage Investment Corp.	27,797	514,245
Chimera Investment Corp.	163,583	3,112,985
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares			Value
Mortgage REITs–(continued)
Dynex Capital, Inc.		84,726	$510,051
Ellington Residential Mortgage REIT		47,340	551,984
Granite Point Mortgage Trust Inc.		54,470	1,063,254
KKR Real Estate Finance Trust, Inc.		50,368	1,038,588
Ladder Capital Corp.		147,379	2,551,130
MFA Financial, Inc.		359,876	2,637,891
New Residential Investment Corp.		176,768	3,001,521
New York Mortgage Trust, Inc.		162,716	1,021,856
Orchid Island Capital, Inc.		153,908	1,068,122
PennyMac Mortgage Investment Trust		123,193	2,493,426
Ready Capital Corp.		34,253	535,717
Redwood Trust, Inc.		155,545	2,508,941
Starwood Property Trust, Inc.		140,847	3,109,902
TPG RE Finance Trust, Inc.		128,644	2,551,011
Two Harbors Investment Corp.		178,681	2,606,956
Western Asset Mortgage Capital Corp.		50,122	479,166
			48,808,785
Total Common Stocks & Other Equity Interests (Cost $49,375,840)			51,321,878
Principal Amount
U.S. Treasury Securities–8.64%
U.S. Treasury Bills–0.05%
0.01%, 06/27/2019(g)(h)		$300,000	297,112
U.S. Treasury STRIPS–8.59%
0.01%, 11/15/2047(g)(h)		113,500,000	47,295,662
Total U.S. Treasury Securities (Cost $42,941,975)			47,592,774
Shares
Exchange-Traded Fund–0.79%
Vanguard Real Estate ETF (Cost $ 4,156,713)		52,300	4,362,343
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.30%(i)
Brewers–0.04%
Sunshine Mid B.V. (Netherlands), Sr. Sec. Gtd. First Lien Bonds, 6.50%, 05/15/2026(b)	EUR	200,000	224,579
Diversified Banks–0.13%
ABN AMRO Bank N.V. (Netherlands), Jr. Unsec. Sub. Euro Bonds, 4.75%(c)	EUR	200,000	214,887
	Principal Amount		Value
Diversified Banks–(continued)
Caixabank, S.A. (Spain), REGS, Jr. Unsec. Sub. Euro Bonds, 6.75%(b)(c)	EUR	200,000	$239,561
Erste Group Bank AG (Austria), REGS, Jr. Unsec. Sub. Euro Bonds, 6.50%(b)(c)	EUR	200,000	244,532
			698,980
Diversified Chemicals–0.04%
Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	189,000	213,093
Food Retail–0.05%
Iceland Bondco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.63%, 03/15/2025(b)	GBP	250,000	293,200
Other Diversified Financial Services–0.02%
Intertrust Group B.V., Sr. Unsec. Bonds, 3.38%, 11/15/2025(b)	EUR	100,000	114,782
Textiles–0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, Sr. Sec. Gtd. First Lien Bonds, 5.38%, 05/01/2023(b)	EUR	100,000	110,560
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,769,146)			1,655,194
	Shares
Money Market Funds–2.45%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(j)		4,709,875	4,709,875
Invesco Liquid Assets Portfolio- Institutional Class, 2.51%(j)		3,363,550	3,364,222
Invesco Treasury Portfolio-Institutional Class, 2.29%(j)		5,382,714	5,382,714
Total Money Market Funds (Cost $13,456,524)			13,456,811
TOTAL INVESTMENTS IN SECURITIES–98.64% (Cost $548,677,386)			543,140,912
OTHER ASSETS LESS LIABILITIES–1.36%			7,479,897
NET ASSETS–100.00%			$550,620,809
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Investment Abbreviations:
Conv.	– Convertible
Deb.	– Debentures
ETF	– Exchange-Traded Fund
ETN	– Exchange Traded Notes
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
MLP	– Master Limited Partnership
Pfd.	– Preferred
PIK	– Pay-in-Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $140,583,294, which represented 25.53% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Zero coupon bond issued at a discount.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(g)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1F and 1G.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro Bund	281	March-2019	$45,705,960	$969,831	$969,831
Long Gilt	422	March-2019	51,618,483	670,460	670,460
U.S. Treasury Long Bonds	37	March-2019	5,165,610	261,828	261,828
Subtotal—Long Futures Contracts				1,902,119	1,902,119
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	215	March-2019	(15,108,864)	(1,018,287)	(1,018,287)
E-Mini S&P 500 Index	136	March-2019	(16,747,849)	(1,642,751)	(1,642,751)
EURO STOXX 50 Index	260	March-2019	(7,818,634)	(431,017)	(431,017)
FTSE 100 Index	110	March-2019	(7,308,142)	(373,292)	(373,292)
Hang Seng Index	75	February-2019	(103,182,903)	(257,845)	(257,845)
Tokyo Stock Price Index	49	March-2019	(712,402,225)	(513,360)	(513,360)
Subtotal—Short Futures Contracts				(4,236,552)	(4,236,552)
Total Futures Contracts				$(2,334,433)	$(2,334,433)
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Depreciation
		Deliver		Receive
Currency Risk
02/28/2019	Canadian Imperial Bank of Commerce	GBP	353,981	USD	453,617	$(11,236)
02/28/2019	Goldman Sachs International	EUR	1,531,174	USD	1,749,818	(6,304)
02/28/2019	Goldman Sachs International	USD	477,231	EUR	415,193	(1,041)
02/28/2019	Goldman Sachs International	USD	249,647	GBP	189,470	(833)
Total Forward Foreign Currency Contracts						$(19,414)
Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 31, Version 1	Sell	5.00%	Quarterly	12/20/2023	3.97%	USD	4,900,000	$210,198	$293,107	$82,909
Subtotal - Appreciation								210,198	293,107	82,909
Credit Risk
Markit CDX North America High Yield Index, Series 31, Version 1	Buy	5.00	Quarterly	12/20/2023	3.53	USD	2,450,000	(124,108)	(146,553)	(22,445)
Subtotal - Depreciation								(124,108)	(146,553)	(22,445)
Total Credit Default Swap Agreements								$86,090	$146,554	$60,464
(a)
Implied credit spreads represent the current level, as of January 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Investment Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
Invesco Multi-Asset Income Fund

B.
Securities Transactions and Investment Income — (continued)
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to
Invesco Multi-Asset Income Fund

F.
Futures Contracts — (continued)
maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as
Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of
Assets and Liabilities.
G.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/
OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/
or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs
(such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the
Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the
Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the
Invesco Multi-Asset Income Fund

G.
Swap Agreements — (continued)
Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2019 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
H.
Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$4,937,503	$254,633,985	$—	$259,571,488
Preferred Stocks	113,124,405	449,519	—	113,573,924
Exchange-Traded Notes	51,606,500	—	—	51,606,500
Common Stocks & Other Equity Interests	51,321,878	—	—	51,321,878
U.S. Treasury Securities	—	47,592,774	—	47,592,774
Exchange Traded Fund	4,362,343	—	—	4,362,343
Non-U.S. Dollar Denominated Bonds & Notes	—	1,655,194	—	1,655,194
Money Market Funds	13,456,811	—	—	13,456,811
Total Investments in Securities	238,809,440	304,331,472	—	543,140,912
Other Investments - Assets*
Futures Contracts	1,902,119	—	—	1,902,119
Swap Agreements	—	82,909	—	82,909
	1,902,119	82,909	—	1,985,028
Other Investments - Liabilities*
Futures Contracts	(4,236,552)	—	—	(4,236,552)
Forward Foreign Currency Contracts	—	(19,414)	—	(19,414)
Swap Agreements	—	(22,445)	—	(22,445)
	(4,236,552)	(41,859)	—	(4,278,411)
Total Other Investments	(2,334,433)	41,050	—	(2,293,383)
Total Investments	$236,475,007	$304,372,522	$—	$540,847,529
*	Unrealized appreciation (depreciation).
Invesco Multi-Asset Income Fund

NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$-	$-	$1,902,119	$1,902,119
Unrealized appreciation on swap agreements — Centrally Cleared	82,909	-	-	-	82,909
Total Derivative Assets	82,909	-	-	1,902,119	1,985,028
Derivatives not subject to master netting agreements	(82,909)	-	-	(1,902,119)	(1,985,028)
Total Derivative Assets subject to master netting agreements	$-	$-	$-	$-	$-
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$-	$-	$(4,236,552)	$-	$(4,236,552)
Unrealized appreciation on swap agreements — Centrally Cleared	(22,445)	-	-	-	(22,445)
Unrealized depreciation on forward foreign currency contracts outstanding	-	(19,414)	-	-	(19,414)
Total Derivative Liabilities	(22,445)	(19,414)	(4,236,552)	-	(4,278,411)
Derivatives not subject to master netting agreements	22,445	-	4,236,552	-	4,258,997
Total Derivative Liabilities subject to master netting agreements	$-	$(19,414)	$-	$-	$(19,414)
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$78,377	$-	$-	$78,377
Futures contracts	-	-	(7,654,256)	1,846,227	(5,808,029)
Options purchased(a)	-	-	-	32,340	32,340
Options written	-	-	-	24,156	24,156
Swap agreements	(209,998)	-	-	-	(209,998)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(93,846)	-	-	(93,846)
Futures contracts	-	-	2,439,090	2,172,604	4,611,694
Swap agreements	138,744	-	-	-	138,744
Total	$(71,254)	$(15,469)	$(5,215,166)	$4,075,327	$(1,226,562)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional values of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$2,388,052	$207,710,286	$3,300,000	$3,300,000	$10,302,476
Invesco Multi-Asset Income Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
MS-PGRO-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–99.24%
Australia–7.50%
Altium Ltd.	24,292	$442,980
Australia & New Zealand Banking Group Ltd.	45,376	827,432
BHP Group Ltd.	39,566	1,007,628
Coca-Cola Amatil Ltd.	69,794	426,159
CSL Ltd.	5,901	838,433
Macquarie Group Ltd.	9,961	845,567
ResMed Inc.	28,511	272,874
Rio Tinto Ltd.	13,260	840,823
Santos Ltd.	112,610	531,051
Woolworths Group Ltd.	19,168	409,681
		6,442,628
China–27.99%
Alibaba Group Holding Ltd., ADR(a)	30,800	5,189,492
Autohome, Inc., ADR	14,300	1,035,034
Brilliance China Automotive Holdings Ltd.	1,160,000	1,090,944
China Animal Healthcare Ltd.(a)(b)	349,000	0
China Construction Bank Corp., Class H	2,450,000	2,212,737
China Vanke Co., Ltd., Class H	243,000	995,503
CNOOC Ltd.	540,000	902,850
Hengan International Group Co. Ltd.	175,000	1,381,194
Minth Group Ltd.	124,000	431,392
New Oriental Education & Technology Group, Inc., ADR(a)	14,500	1,117,080
Ping An Insurance (Group) Co. of China Ltd., Class H	285,000	2,785,242
Sinopharm Group Co. Ltd., Class H	290,000	1,305,633
Tencent Holdings Ltd.	102,600	4,616,262
Weibo Corp., ADR(a)	16,000	970,560
		24,033,923
Hong Kong–6.74%
AIA Group Ltd.	297,000	2,668,293
CK Asset Holdings Ltd.	125,000	1,060,382
CK Hutchison Holdings Ltd.	157,000	1,595,393
Sino Land Co. Ltd.	260,000	465,851
		5,789,919
India–4.75%
Bajaj Finance Ltd.	22,600	818,217
Eicher Motors Ltd.	2,360	636,908
HDFC Bank Ltd.	46,300	1,357,267
Maruti Suzuki India Ltd.	9,100	849,753
Titan Co. Ltd.	30,000	420,051
		4,082,196
Shares		Value
Indonesia–2.08%
PT Telekomunikasi Indonesia Persero Tbk	6,400,000	$1,783,063
Japan–32.79%
Aida Engineering, Ltd.	131,300	946,252
Benesse Holdings, Inc.	37,500	978,081
Daikin Industries, Ltd.	11,300	1,220,514
Daiwa House Industry Co., Ltd.	21,800	705,886
Dentsu Inc.	10,300	487,932
East Japan Railway Co.	9,000	832,867
Fukushima Industries Corp.	35,500	1,256,392
H.I.S. Co., Ltd.	28,400	1,070,296
Hitachi High-Technologies Corp.	28,700	1,032,858
Kakaku.com, Inc.	56,300	984,119
KOKUYO Co., Ltd.	49,000	715,263
Komatsu Ltd.	49,700	1,262,746
Konoike Transport Co., Ltd.	71,200	1,065,467
Mitsubishi Corp.	39,400	1,150,621
Nidec Corp.	10,400	1,244,085
Nifco Inc.	40,800	991,111
Omron Corp.	20,800	849,759
Otsuka Corp.	30,600	990,806
Paltac Corp.	19,300	924,912
Pilot Corp.	14,300	697,113
Recruit Holdings Co., Ltd.	30,000	802,158
Resorttrust, Inc.	47,300	660,485
SCSK Corp.	25,600	1,032,931
Sekisui Chemical Co., Ltd.	77,400	1,202,303
Seria Co., Ltd.(c)	23,400	722,099
Seven & i Holdings Co., Ltd.	13,200	574,292
Sompo Holdings, Inc.	34,400	1,290,415
Sumitomo Metal Mining Co., Ltd.	31,200	898,262
Terumo Corp.	6,400	364,757
Yamaha Motor Co., Ltd.	35,800	764,478
Yaskawa Electric Corp.	15,700	441,056
		28,160,316
Philippines–1.06%
Jollibee Foods Corp.	150,000	909,614
Singapore–2.73%
Comfortdelgro Corp. Ltd.	590,000	1,021,171
Singapore Technologies Engineering Ltd.	270,000	746,100
Singapore Telecommunications Ltd.	260,000	579,409
		2,346,680
South Korea–7.06%
AMOREPACIFIC Group(a)	6,350	390,936
Green Cross Corp., Rts.	1,650	203,815
Hanssem Co., Ltd.(a)	11,300	729,196
KEPCO Plant Service & Engineering Co., Ltd.(a)	6,400	195,281
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Shares		Value
South Korea–(continued)
LG Chem Ltd.	2,574	$851,330
NAVER Corp.	7,236	884,461
Ottogi Corp.(a)	959	671,425
Samsung Electronics Co., Ltd.	51,200	2,139,287
		6,065,731
Taiwan–6.54%
Asustek Computer Inc.	114,000	883,908
Hon Hai Precision Industry Co., Ltd.	369,000	852,806
Largan Precision Co., Ltd.	7,000	884,149
MediaTek Inc.	105,000	857,161
President Chain Store Corp.	39,000	413,937
Taiwan Semiconductor Manufacturing Co. Ltd.	232,143	1,720,372
		5,612,333
Total Common Stock & Other Equity Interests (Cost $75,677,988)		85,226,403

Money Market Funds–1.13%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(d)	338,174	338,174
Shares		Value

Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(d)	241,555	$241,603
Invesco Treasury Portfolio, Institutional Class, 2.29%(d)	386,485	386,485
Total Money Market Funds (Cost $966,237)		966,262
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.37% (Cost 76,644,225)		86,192,665
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(d)(e) (Cost $44,940)	44,940	44,940
TOTAL INVESTMENTS IN SECURITIES—100.42% (Cost $76,689,165)		86,237,605
OTHER ASSETS LESS LIABILITIES–(0.42)%		(362,549)
NET ASSETS–100.00%		$85,875,056
Investment Abbreviations:
ADR	– American Depositary Receipt
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Pacific Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco Pacific Growth Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$426,159	$6,016,469	$—	$6,442,628
China	10,737,352	13,296,571	0	24,033,923
Hong Kong	3,134,144	2,655,775	—	5,789,919
India	2,088,021	1,994,175	—	4,082,196
Indonesia	—	1,783,063	—	1,783,063
Japan	25,184,665	2,975,651	—	28,160,316
Philippines	909,614	—	—	909,614
Singapore	2,346,680	—	—	2,346,680
South Korea	3,722,629	2,343,102	—	6,065,731
Taiwan	—	5,612,333	—	5,612,333
Money Market Funds	1,011,202	—	—	1,011,202
Total Investments	$49,560,466	$36,677,139	$0	$86,237,605
Invesco Pacific Growth Fund

Invesco Select Companies Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
SCO-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.12%
Airlines–3.60%
Spirit Airlines, Inc.(b)	230,684	$13,568,833
Application Software–4.68%
Nuance Communications, Inc.(b)	1,109,274	17,604,178
Cable & Satellite–6.47%
Liberty Broadband Corp. – Class A(b)	287,097	24,337,213
Commodity Chemicals–2.24%
Chemtrade Logistics Income Fund (Canada)	1,045,784	8,436,630
Communications Equipment–5.06%
CommScope Holding Co., Inc.(b)	911,651	19,062,622
Consumer Finance–6.59%
Encore Capital Group, Inc.(b)	839,883	24,810,144
Data Processing & Outsourced Services–17.75%
Alliance Data Systems Corp.	66,710	11,847,029
Equiniti Group PLC – REGS (United Kingdom)(c)	6,024,269	16,395,460
Global Payments Inc.	176,167	19,780,031
Sabre Corp.	817,556	18,787,437
		66,809,957
Diversified Support Services–3.13%
Performant Financial Corp.(b)(d)	5,527,196	11,772,928
Electrical Components & Equipment–4.71%
Regal Beloit Corp.	230,867	17,721,351
Health Care Supplies–4.71%
Cooper Cos., Inc. (The)	63,545	17,713,804
Home Furnishings–1.92%
Tempur Sealy International, Inc.(b)	136,150	7,218,673
IT Consulting & Other Services–5.47%
Booz Allen Hamilton Holding Corp.	418,802	20,575,742
Life Sciences Tools & Services–4.69%
Charles River Laboratories International, Inc.(b)	143,250	17,646,968
Shares		Value
Office Services & Supplies–2.16%
Interface, Inc.	494,616	$8,116,649
Oil & Gas Equipment & Services–1.00%
ION Geophysical Corp.(b)	419,538	3,763,256
Oil & Gas Storage & Transportation–4.22%
GasLog Ltd. (Monaco)	885,298	15,873,393
Other Diversified Financial Services–0.00%
Brompton Corp. (Canada)(b)(e)	69,374	0
Publishing–3.18%
John Wiley & Sons, Inc. – Class A	231,098	11,966,254
Real Estate Services–4.54%
Colliers International Group Inc. (Canada)	267,453	17,079,783
Specialty Chemicals–4.90%
Axalta Coating Systems Ltd.(b)	720,716	18,464,744
Systems Software–2.60%
TiVo Corp.	879,815	9,792,341
Technology Distributors–4.50%
Insight Enterprises, Inc.(b)	368,613	16,926,709
Total Common Stocks & Other Equity Interests (Cost $322,088,814)		369,262,172

Money Market Funds–1.76%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(f)	2,318,834	2,318,834
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(f)	1,655,416	1,655,747
Invesco Treasury Portfolio-Institutional Class, 2.29%(f)	2,650,095	2,650,095
Total Money Market Funds (Cost $6,624,453)		6,624,676
TOTAL INVESTMENTS IN SECURITIES–99.88% (Cost $328,713,267)		375,886,848
OTHER ASSETS LESS LIABILITIES–0.12%		454,234
NET ASSETS–100.00%		$376,341,082
Investment Abbreviations:
REGS	– Regulation S
See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment
Company "Act of 1940") of that issuer. The value of this security as of January 31, 2019 represented 3.13% of the Fund’s Net Assets. See Note 3.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Select Companies Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Select Companies Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$369,262,172	$—	$—	$369,262,172
Money Market Funds	6,624,676	—	—	6,624,676
Total Investments	$375,886,848	$—	$—	$375,886,848
*
Unrealized appreciation (depreciation)
NOTE 3—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.
	Value 10/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 01/31/19	Dividend Income
Performant Financial Corp.	$11,496,568	$–	$–	$276,360	$–	$11,772,928	$–
Invesco Select Companies Fund

Invesco U.S. Managed Volatility Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
USMGV-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.52%
Advertising–0.08%
Omnicom Group, Inc.	60	$4,673
Aerospace & Defense–2.84%
Arconic, Inc.	128	2,409
Boeing Co. (The)	152	58,614
General Dynamics Corp.	79	13,522
Harris Corp.	32	4,902
L3 Technologies, Inc.	21	4,135
Lockheed Martin Corp.	76	22,016
Northrop Grumman Corp.	46	12,675
Raytheon Co.	76	12,522
Textron, Inc.	64	3,407
TransDigm Group, Inc.(b)	14	5,474
United Technologies Corp.	231	27,274
		166,950
Agricultural & Farm Machinery–0.24%
Deere & Co.	87	14,268
Agricultural Products–0.15%
Archer-Daniels-Midland Co.	151	6,780
Bunge Ltd.	38	2,093
		8,873
Air Freight & Logistics–0.63%
C.H. Robinson Worldwide, Inc.	37	3,210
Expeditors International of Washington, Inc.	45	3,119
FedEx Corp.	65	11,542
United Parcel Service, Inc. – Class B	183	19,288
		37,159
Airlines–0.12%
American Airlines Group, Inc.	31	1,109
Delta Air Lines, Inc.	45	2,224
Southwest Airlines Co.	37	2,100
United Continental Holdings, Inc.(b)	19	1,658
		7,091
Alternative Carriers–0.08%
CenturyLink, Inc.	290	4,443
Apparel Retail–0.49%
Gap, Inc. (The)	56	1,425
L Brands, Inc.	61	1,698
Ross Stores, Inc.	98	9,028
TJX Cos., Inc. (The)	329	16,361
		28,512
Shares		Value
Apparel, Accessories & Luxury Goods–0.20%
Tapestry, Inc.	78	$3,020
VF Corp.	107	9,006
		12,026
Application Software–1.71%
Adobe Inc.(b)	131	32,464
Autodesk, Inc.(b)	59	8,685
Citrix Systems, Inc.	36	3,691
Intuit, Inc.	67	14,460
salesforce.com, inc.(b)	199	30,242
Splunk, Inc.(b)	40	4,994
Workday, Inc. – Class A(b)	34	6,172
		100,708
Asset Management & Custody Banks–0.93%
Ameriprise Financial, Inc.	37	4,684
Bank of New York Mellon Corp. (The)	253	13,237
BlackRock, Inc.	40	16,603
Franklin Resources, Inc.	76	2,250
Northern Trust Corp.	58	5,131
State Street Corp.	95	6,735
T. Rowe Price Group, Inc.	62	5,795
		54,435
Auto Parts & Equipment–0.04%
BorgWarner, Inc.	55	2,250
Automobile Manufacturers–0.58%
Ford Motor Co.	993	8,738
General Motors Co.	373	14,555
Tesla, Inc.(b)	35	10,746
		34,039
Automotive Retail–0.26%
AutoZone, Inc.(b)	6	5,084
CarMax, Inc.(b)	46	2,704
O’Reilly Automotive, Inc.(b)	21	7,238
		15,026
Biotechnology–2.76%
AbbVie, Inc.	403	32,357
Alexion Pharmaceuticals, Inc.(b)	60	7,378
Amgen, Inc.	169	31,621
Biogen, Inc.(b)	54	18,024
BioMarin Pharmaceutical, Inc.(b)	47	4,614
Celgene Corp.(b)	187	16,542
Gilead Sciences, Inc.	346	24,223
Incyte Corp.(b)	57	4,594
Regeneron Pharmaceuticals, Inc.(b)	22	9,444
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	69	$13,173
		161,970
Brewers–0.06%
Molson Coors Brewing Co. – Class B	52	3,464
Broadcasting–0.07%
CBS Corp. – Class B	87	4,303
Building Products–0.14%
Johnson Controls International PLC	248	8,375
Cable & Satellite–1.12%
Charter Communications, Inc. – Class A(b)	38	12,580
Comcast Corp. – Class A	1,183	43,262
Liberty Broadband Corp. – Class C(b)	35	2,976
Liberty Media Corp. – Series C(b)	120	4,795
Sirius XM Holdings, Inc.	369	2,151
		65,764
Casinos & Gaming–0.21%
Las Vegas Sands Corp.	94	5,486
MGM Resorts International	127	3,739
Wynn Resorts Ltd.	25	3,075
		12,300
Commodity Chemicals–0.01%
Westlake Chemical Corp.	10	739
Communications Equipment–1.17%
Arista Networks, Inc.(b)	16	3,436
Cisco Systems, Inc.(c)	1,214	57,410
Juniper Networks, Inc.	91	2,361
Motorola Solutions, Inc.	45	5,261
		68,468
Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	61	3,614
Construction Machinery & Heavy Trucks–0.57%
Caterpillar, Inc.	158	21,039
Cummins, Inc.	42	6,179
PACCAR, Inc.	92	6,028
		33,246
Construction Materials–0.11%
Martin Marietta Materials, Inc.	17	3,004
Vulcan Materials Co.	36	3,659
		6,663
Consumer Finance–0.81%
Ally Financial, Inc.	109	2,841
American Express Co.	226	23,210
Capital One Financial Corp.	120	9,671
Discover Financial Services	88	5,939
Shares		Value
Consumer Finance–(continued)
Synchrony Financial	188	$5,647
		47,308
Copper–0.08%
Freeport-McMoRan, Inc.	389	4,528
Data Processing & Outsourced Services–3.77%
Alliance Data Systems Corp.	14	2,486
Automatic Data Processing, Inc.	118	16,501
Fidelity National Information Services, Inc.	87	9,094
Fiserv, Inc.(b)	106	8,791
FleetCor Technologies, Inc.(b)	24	4,843
Global Payments Inc.	41	4,603
Mastercard, Inc. – Class A	270	57,005
Paychex, Inc.	86	6,089
PayPal Holdings, Inc.(b)	310	27,516
Square, Inc. – Class A(b)	82	5,851
Total System Services, Inc.	48	4,301
Visa, Inc. – Class A	484	65,345
Western Union Co. (The)	118	2,154
Worldpay, Inc. – Class A(b)	81	6,762
		221,341
Distillers & Vintners–0.19%
Brown-Forman Corp. – Class B	81	3,827
Constellation Brands, Inc. – Class A	43	7,468
		11,295
Distributors–0.07%
Genuine Parts Co.	40	3,993
Diversified Banks–4.99%
Bank of America Corp.(c)	2,650	75,446
Citigroup, Inc.	638	41,125
JPMorgan Chase & Co.	896	92,736
U.S. Bancorp	428	21,896
Wells Fargo & Co.	1,271	62,165
		293,368
Diversified Chemicals–0.66%
DowDuPont, Inc.	667	35,891
Eastman Chemical Co.	38	3,064
		38,955
Diversified Support Services–0.08%
Cintas Corp.	24	4,500
Drug Retail–0.25%
Walgreens Boots Alliance, Inc.	206	14,886
Electric Utilities–1.91%
American Electric Power Co., Inc.	134	10,602
Avangrid, Inc.	15	748
Duke Energy Corp.	193	16,942
Edison International	88	5,013
Entergy Corp.	48	4,281
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Electric Utilities–(continued)
Eversource Energy	85	$5,900
Exelon Corp.	261	12,465
FirstEnergy Corp.	137	5,371
NextEra Energy, Inc.	131	23,446
PPL Corp.	200	6,264
Southern Co. (The)	282	13,705
Xcel Energy, Inc.	139	7,278
		112,015
Electrical Components & Equipment–0.51%
AMETEK, Inc.	61	4,447
Eaton Corp. PLC	117	8,921
Emerson Electric Co.	168	10,999
Rockwell Automation, Inc.	32	5,425
		29,792
Electronic Components–0.24%
Amphenol Corp. – Class A	81	7,122
Corning, Inc.	213	7,084
		14,206
Environmental & Facilities Services–0.30%
Republic Services, Inc.	87	6,674
Waste Management, Inc.	114	10,906
		17,580
Fertilizers & Agricultural Chemicals–0.05%
Mosaic Co. (The)	95	3,067
Financial Exchanges & Data–0.85%
CME Group, Inc. – Class A	96	17,499
Intercontinental Exchange, Inc.	150	11,514
Moody’s Corp.	51	8,084
S&P Global, Inc.	67	12,840
		49,937
Food Distributors–0.15%
Sysco Corp.	139	8,875
Food Retail–0.10%
Kroger Co. (The)	214	6,063
Footwear–0.46%
NIKE, Inc. – Class B	333	27,266
General Merchandise Stores–0.42%
Dollar General Corp.	71	8,196
Dollar Tree, Inc.(b)	62	6,003
Target Corp.	141	10,293
		24,492
Gold–0.08%
Newmont Mining Corp.	143	4,878
Health Care Distributors–0.29%
AmerisourceBergen Corp.	42	3,501
Shares		Value
Health Care Distributors–(continued)
Cardinal Health, Inc.	77	$3,848
Henry Schein, Inc.(b)	41	3,186
McKesson Corp.	51	6,541
		17,076
Health Care Equipment–3.13%
Abbott Laboratories	471	34,373
ABIOMED, Inc.(b)	10	3,511
Baxter International Inc.	143	10,366
Becton, Dickinson and Co.	72	17,961
Boston Scientific Corp.(b)	373	14,230
Danaher Corp.	167	18,524
Edwards Lifesciences Corp.(b)	55	9,373
IDEXX Laboratories, Inc.(b)	23	4,894
Intuitive Surgical, Inc.(b)	31	16,233
Medtronic PLC	359	31,732
Stryker Corp.	95	16,869
Zimmer Biomet Holdings, Inc.	55	6,026
		184,092
Health Care Facilities–0.17%
HCA Healthcare, Inc.	72	10,039
Health Care REITs–0.31%
HCP, Inc.	129	4,069
Ventas, Inc.	96	6,191
Welltower Inc.	102	7,904
		18,164
Health Care Services–0.89%
Cigna Corp.	101	20,181
CVS Health Corp.	348	22,811
DaVita, Inc.(b)	44	2,470
Laboratory Corp. of America Holdings(b)	27	3,762
Quest Diagnostics, Inc.	37	3,232
		52,456
Health Care Supplies–0.12%
Align Technology, Inc.(b)	18	4,481
DENTSPLY SIRONA, Inc.	59	2,475
		6,956
Health Care Technology–0.08%
Cerner Corp.(b)	85	4,667
Home Furnishings–0.04%
Mohawk Industries, Inc.(b)	17	2,189
Home Improvement Retail–1.29%
Home Depot, Inc. (The)	300	55,059
Lowe’s Cos., Inc.	214	20,578
		75,637
Homebuilding–0.13%
D.R. Horton, Inc.	92	3,537
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Homebuilding–(continued)
Lennar Corp. – Class A	81	$3,841
		7,378
Hotel & Resort REITs–0.06%
Host Hotels & Resorts Inc.	198	3,576
Hotels, Resorts & Cruise Lines–0.45%
Carnival Corp.	117	6,737
Hilton Worldwide Holdings Inc.	78	5,809
Marriott International, Inc. – Class A	75	8,590
Royal Caribbean Cruises Ltd.	45	5,402
		26,538
Household Appliances–0.04%
Whirlpool Corp.	17	2,261
Household Products–1.70%
Church & Dwight Co., Inc.	66	4,264
Clorox Co. (The)	35	5,193
Colgate-Palmolive Co.	233	15,071
Kimberly-Clark Corp.	93	10,358
Procter & Gamble Co. (The)	676	65,214
		100,100
Housewares & Specialties–0.04%
Newell Brands, Inc.	123	2,609
Hypermarkets & Super Centers–1.04%
Costco Wholesale Corp.	116	24,897
Walmart, Inc.	381	36,511
		61,408
Industrial Conglomerates–1.51%
3M Co.	156	31,247
General Electric Co.	2,083	21,163
Honeywell International Inc.	197	28,295
Roper Technologies, Inc.	28	7,931
		88,636
Industrial Gases–0.58%
Air Products and Chemicals, Inc.	59	9,699
Linde PLC (United Kingdom)	149	24,289
		33,988
Industrial Machinery–0.66%
Dover Corp.	39	3,426
Fortive Corp.	75	5,624
Illinois Tool Works, Inc.	88	12,083
Ingersoll-Rand PLC	66	6,603
Parker-Hannifin Corp.	36	5,933
Stanley Black & Decker, Inc.	41	5,184
		38,853
Industrial REITs–0.20%
Prologis, Inc.	169	11,688
Shares		Value
Insurance Brokers–0.20%
Marsh & McLennan Cos., Inc.	135	$11,906
Integrated Oil & Gas–2.66%
Chevron Corp.	512	58,701
Exxon Mobil Corp.	1,148	84,125
Occidental Petroleum Corp.	201	13,423
		156,249
Integrated Telecommunication Services–2.06%
AT&T, Inc.	1,975	59,369
Verizon Communications Inc.	1,125	61,942
		121,311
Interactive Home Entertainment–0.28%
Activision Blizzard, Inc.	193	9,117
Electronic Arts, Inc.(b)	79	7,287
		16,404
Interactive Media & Services–4.84%
Alphabet, Inc. – Class A(b)	161	181,268
Facebook, Inc. – Class A(b)	575	95,847
Snap Inc. – Class A(b)	159	1,062
Twitter, Inc.(b)	195	6,544
		284,721
Internet & Direct Marketing Retail–3.86%
Amazon.com, Inc.(b)	111	190,779
Booking Holdings, Inc.(b)	12	21,994
eBay, Inc.	237	7,975
Expedia Group, Inc.	32	3,816
Qurate Retail, Inc.(b)	105	2,284
		226,848
Internet Services & Infrastructure–0.14%
Akamai Technologies, Inc.(b)	41	2,669
VeriSign, Inc.(b)	32	5,417
		8,086
Investment Banking & Brokerage–0.98%
Charles Schwab Corp. (The)	317	14,826
E*TRADE Financial Corp.	67	3,127
Goldman Sachs Group, Inc. (The)	91	18,019
Morgan Stanley	337	14,255
TD Ameritrade Holding Corp.	136	7,609
		57,836
IT Consulting & Other Services–1.27%
Accenture PLC – Class A	171	26,257
Cognizant Technology Solutions Corp. – Class A	154	10,731
DXC Technology Co.	75	4,809
International Business Machines Corp.	244	32,798
		74,595
Life & Health Insurance–0.64%
Aflac, Inc.	190	9,063
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Life & Health Insurance–(continued)
Lincoln National Corp.	56	$3,276
MetLife, Inc.	253	11,555
Principal Financial Group, Inc.	75	3,755
Prudential Financial, Inc.	110	10,135
		37,784
Life Sciences Tools & Services–1.00%
Agilent Technologies, Inc.	86	6,540
Illumina, Inc.(b)	40	11,192
IQVIA Holdings Inc.(b)	45	5,806
Mettler-Toledo International, Inc.(b)	6	3,829
Thermo Fisher Scientific, Inc.	109	26,778
Waters Corp.(b)	19	4,393
		58,538
Managed Health Care–1.86%
Anthem, Inc.	69	20,907
Centene Corp.(b)	53	6,920
Humana, Inc.	37	11,433
UnitedHealth Group Inc.	259	69,982
		109,242
Metal & Glass Containers–0.08%
Ball Corp.	89	4,653
Mortgage REITs–0.06%
Annaly Capital Management, Inc.	360	3,758
Movies & Entertainment–1.89%
Netflix, Inc.(b)	115	39,042
Twenty-First Century Fox, Inc. – Class A	493	24,310
Viacom, Inc. – Class B	99	2,913
Walt Disney Co. (The)	400	44,608
		110,873
Multi-line Insurance–0.31%
American International Group, Inc.	237	10,245
Hartford Financial Services Group, Inc. (The)	97	4,551
Loews Corp.	73	3,497
		18,293
Multi-Sector Holdings–1.30%
Berkshire Hathaway, Inc. – Class B(b)	371	76,255
Multi-Utilities–0.96%
Ameren Corp.	65	4,507
Consolidated Edison, Inc.	84	6,523
Dominion Energy, Inc.	206	14,469
DTE Energy Co.	48	5,652
NiSource Inc.	100	2,728
Public Service Enterprise Group Inc.	136	7,419
Sempra Energy	74	8,656
WEC Energy Group, Inc.	85	6,208
		56,162
Shares		Value
Office REITs–0.15%
Boston Properties, Inc.	42	$5,538
Vornado Realty Trust	46	3,216
		8,754
Oil & Gas Equipment & Services–0.53%
Baker Hughes, a GE Co.	170	4,007
Halliburton Co.	235	7,370
National Oilwell Varco, Inc.	104	3,066
Schlumberger Ltd.	373	16,490
		30,933
Oil & Gas Exploration & Production–1.31%
Anadarko Petroleum Corp.	134	6,342
Apache Corp.	102	3,348
Cabot Oil & Gas Corp.	112	2,794
Concho Resources Inc.(b)	53	6,352
Continental Resources, Inc.(b)	24	1,108
Devon Energy Corp.	123	3,278
EOG Resources, Inc.	152	15,079
EQT Corp.	66	1,285
Hess Corp.	69	3,726
Marathon Oil Corp.	218	3,442
Mosaic Co. (The)	308	20,849
Noble Energy, Inc.	127	2,837
Pioneer Natural Resources Co.	45	6,404
		76,844
Oil & Gas Refining & Marketing–0.58%
Marathon Petroleum Corp.	186	12,324
Phillips 66	124	11,831
Valero Energy Corp.	114	10,012
		34,167
Oil & Gas Storage & Transportation–0.50%
Cheniere Energy, Inc.(b)	68	4,464
Kinder Morgan, Inc.	509	9,213
ONEOK, Inc.	111	7,128
Williams Cos., Inc. (The)	327	8,806
		29,611
Packaged Foods & Meats–1.10%
Campbell Soup Co.	51	1,807
Conagra Brands, Inc.	135	2,921
General Mills, Inc.	160	7,110
Hershey Co. (The)	41	4,350
Hormel Foods Corp.	143	6,052
JM Smucker Co. (The)	30	3,146
Kellogg Co.	93	5,488
Kraft Heinz Co. (The)	245	11,775
Mondelez International, Inc. – Class A	375	17,348
Tyson Foods, Inc. – Class A	78	4,830
		64,827
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Paper Packaging–0.13%
International Paper Co.	108	$5,122
WestRock Co.	67	2,728
		7,850
Personal Products–0.15%
Coty, Inc. – Class A(b)	122	947
Estee Lauder Cos., Inc. (The) – Class A	57	7,776
		8,723
Pharmaceuticals–5.01%
Allergan PLC	87	12,526
Bristol-Myers Squibb Co.	439	21,673
Eli Lilly and Co.	281	33,681
Johnson & Johnson	730	97,148
Merck & Co., Inc.	687	51,133
Perrigo Co. PLC	37	1,719
Pfizer Inc.	1,535	65,161
Zoetis, Inc.	130	11,201
		294,242
Property & Casualty Insurance–0.54%
Allstate Corp. (The)	92	8,084
Markel Corp.(b)	4	4,214
Progressive Corp. (The)	156	10,497
Travelers Cos., Inc. (The)	70	8,788
		31,583
Railroads–1.03%
CSX Corp.	219	14,388
Kansas City Southern	27	2,855
Norfolk Southern Corp.	71	11,910
Union Pacific Corp.	198	31,496
		60,649
Real Estate Services–0.07%
CBRE Group, Inc. – Class A(b)	91	4,163
Regional Banks–1.18%
BB&T Corp.	196	9,565
Citizens Financial Group, Inc.	124	4,206
Comerica, Inc.	44	3,465
Fifth Third Bancorp	174	4,667
First Republic Bank	45	4,348
Huntington Bancshares, Inc.	272	3,601
KeyCorp	274	4,513
M&T Bank Corp.	36	5,923
PNC Financial Services Group, Inc. (The)	121	14,843
Regions Financial Corp.	261	3,959
SunTrust Banks, Inc.	118	7,012
SVB Financial Group(b)	14	3,267
		69,369
Research & Consulting Services–0.19%
Equifax, Inc.	33	3,532
Nielsen Holdings PLC	95	2,439
Shares		Value
Research & Consulting Services–(continued)
Verisk Analytics, Inc. – Class A(b)	44	$5,166
		11,137
Residential REITs–0.33%
AvalonBay Communities, Inc.	38	7,331
Equity Residential	98	7,111
Essex Property Trust, Inc.	18	4,881
		19,323
Restaurants–1.23%
Chipotle Mexican Grill, Inc.(b)	7	3,707
McDonald’s Corp.	210	37,544
Starbucks Corp.	294	20,033
Yum China Holdings, Inc. (China)	93	3,390
Yum! Brands, Inc.	83	7,800
		72,474
Retail REITs–0.35%
Realty Income Corp.	81	5,564
Simon Property Group, Inc.	83	15,116
		20,680
Semiconductor Equipment–0.37%
Applied Materials, Inc.	265	10,356
KLA-Tencor Corp.	41	4,370
Lam Research Corp.	42	7,122
		21,848
Semiconductors–3.23%
Analog Devices, Inc.	100	9,886
Broadcom, Inc.	103	27,630
Intel Corp.	1,244	58,617
Maxim Integrated Products, Inc.	74	4,016
Microchip Technology, Inc.	62	4,983
Micron Technology, Inc.(b)	283	10,816
NVIDIA Corp.	147	21,131
QUALCOMM, Inc.	326	16,144
Skyworks Solutions, Inc.	47	3,433
Texas Instruments, Inc.	255	25,673
Xilinx, Inc.	68	7,612
		189,941
Soft Drinks–1.80%
Coca-Cola Co. (The)	1,152	55,445
Keurig Dr Pepper, Inc.	49	1,334
Monster Beverage Corp.(b)	108	6,182
PepsiCo, Inc.	379	42,702
		105,663
Specialized REITs–1.14%
American Tower Corp. – Class A	117	20,222
Crown Castle International Corp.	112	13,111
Digital Realty Trust, Inc.	55	5,959
Equinix, Inc.	22	8,668
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Specialized REITs–(continued)
Public Storage	39	$8,288
SBA Communications Corp. – Class A(b)	30	5,476
Weyerhaeuser Co.	200	5,248
		66,972
Specialty Chemicals–0.56%
Celanese Corp. – Series A	36	3,448
Ecolab Inc.	77	12,179
PPG Industries, Inc.	64	6,748
Sherwin-Williams Co. (The)	25	10,538
		32,913
Specialty Stores–0.07%
Ulta Beauty, Inc.(b)	15	4,379
Steel–0.09%
Nucor Corp.	84	5,144
Systems Software–4.81%
Microsoft Corp.	2,116	220,974
Oracle Corp.	642	32,248
Palo Alto Networks, Inc.(b)	25	5,370
Red Hat, Inc.(b)	47	8,358
ServiceNow, Inc.(b)	40	8,801
Symantec Corp.	175	3,679
VMware, Inc. – Class A	21	3,172
		282,602
Technology Hardware, Storage & Peripherals–4.06%
Apple, Inc.(c)	1,265	210,547
Dell Technologies Inc. – Class C(b)	39	1,895
Hewlett Packard Enterprise Co.	384	5,987
HP, Inc.	425	9,363
NetApp, Inc.	68	4,336
Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Seagate Technology PLC	76	$3,365
Western Digital Corp.	75	3,374
		238,867
Tobacco–0.97%
Altria Group, Inc.	503	24,823
Philip Morris International, Inc.	417	31,992
		56,815
Trading Companies & Distributors–0.14%
Fastenal Co.	77	4,655
W.W. Grainger, Inc.	13	3,840
		8,495
Water Utilities–0.08%
American Water Works Co., Inc.	48	4,592
Wireless Telecommunication Services–0.10%
T-Mobile US, Inc.(b)	83	5,778
Total Common Stocks & Other Equity Interests (Cost $5,797,913)		5,848,867

Money Market Funds–1.01%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(d)	20,817	20,817
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(d)	14,867	14,870
Invesco Treasury Portfolio-Institutional Class, 2.29%(d)	23,791	23,791
Total Money Market Funds (Cost $59,477)		59,478
TOTAL INVESTMENTS IN SECURITIES–100.53% (Cost $5,857,390)		5,908,345
OTHER ASSETS LESS LIABILITIES–(0.53)%		(31,248)
NET ASSETS–100.00%		$5,877,097
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 1D.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco U.S. Managed Volatility Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Invesco U.S. Managed Volatility Fund

Invesco World Bond Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
WBD-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–47.70%(a)
Australia–1.13%
Australia Government Bond, Series 136, REGS, Sr. Unsec. Bonds, 4.75%, 04/21/2027(b)	AUD	360,000	$312,695
Belgium–3.97%
Kingdom of Belgium Government Bond, Series 88, REGS, Sr. Unsec. Bonds, 1.70%, 06/22/2050(b)	EUR	843,000	964,704
Solvay Finance S.A., REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.87%, (b)(c)	EUR	100,000	127,499
			1,092,203
Brazil–0.51%
Vale S.A., Sr. Unsec. Unsub. Euro Medium-Term Notes, 3.75%, 01/10/2023	EUR	117,000	140,951
Canada–1.95%
Canadian Government Bond, Sr. Unsec. Bonds, 2.00%, 06/01/2028	CAD	700,000	537,806
China–0.40%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, Sr. Sec. Gtd. First Lien Bonds, 5.38%, 05/01/2023(b)	EUR	100,000	110,560
France–2.29%
Electricite de France S.A., REGS, Jr. Unsec. Sub. Medum-Term Euro Notes, 4.13% (b)(c)	EUR	100,000	118,966
Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88% (b)(c)	GBP	200,000	279,806
TOTAL S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 2.63% (b)(c)	EUR	200,000	231,664
			630,436
Germany–5.86%
Bundesrepublik Deutschland Bundesanleihe, REGS, Unsec. Euro Bonds, 0.25%, 08/15/2028(b)	EUR	1,280,000	1,486,138
Evonik Industries AG, REGS, Jr. Unsec. Sub. Euro Bonds, 2.13%, 07/07/2077(b)	EUR	115,000	128,860
			1,614,998
	Principal Amount		Value
India–1.52%
Province of British Columbia, Sr. Unsec. Bonds, 6.60%, 01/09/2020(b)	INR	30,000,000	$417,825
Indonesia–4.91%
Indonesia Treasury Bond,
Series FR54, Sr. Unsec. Bonds, 9.50%, 07/15/2031	IDR	6,200,000,000	480,196
Series FR72, Sr. Unsec. Bonds, 8.25%, 05/15/2036	IDR	6,149,000,000	431,057
Series FR75, Sr. Unsec. Bonds, 7.50%, 05/15/2038	IDR	6,726,000,000	440,217
			1,351,470
Italy–0.46%
Italy Buoni Poliennali del Tesoro, REGS, Sr. Unsec. Euro Bonds, 3.45%, 03/01/2048(b)	EUR	110,000	126,140
Japan–4.77%
Japan Government Forty Year Bond, Series 9, Sr. Unsec. Bonds, 0.40%, 03/20/2056	JPY	112,950,000	927,428
Japan Government Twenty Year Bond, Series 147, Sr. Unsec. Bonds, 1.60%, 12/20/2033	JPY	35,000,000	385,470
			1,312,898
Netherlands–1.85%
Cooperatieve Rabobank U.A., REGS, Jr. Unsec. Sub. Euro Bonds, 5.50% (b)(c)	EUR	200,000	239,519
Rabobank Capital Funding Trust IV, REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.56% (b)(c)	GBP	200,000	270,103
			509,622
Russia–0.98%
Russian Federal Bond - OFZ, Series 6218, Unsec. Bonds, 8.50%, 09/17/2031	RUB	17,000,000	269,031
South Africa–5.16%
Republic of South Africa Government Bond, Series 2048, Unsec. Bonds, 8.75%, 02/28/2048	ZAR	20,553,000	1,420,328
Spain–1.46%
Spain Government Inflation Linked Bond, REGS, Sr. Unsec. Euro Bonds, 0.70%, 11/30/2033(b)	EUR	339,793	401,132
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

	Principal Amount		Value
Sweden–0.51%
Intrum AB, REGS, Sr. Unsec. Euro Bonds, 2.75%, 07/15/2022(b)	EUR	125,000	$139,641
Switzerland–1.35%
Credit Suisse AG, REGS, Unsec. Sub. Euro Bonds, 5.75% (5yr. EUR Swap Rate + 4.00%), 09/18/2025(b)(d)	EUR	100,000	123,226
UBS Group Funding (Switzerland) AG, REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.75% (b)(c)	EUR	200,000	248,229
			371,455
United Kingdom–6.12%
Coventry Building Society (The), REGS, Jr. Unsec. Sub. Euro Bonds, 6.38% (b)(c)	GBP	280,000	373,385
Direct Line Insurance Group PLC, REGS, Unsec. Gtd. Euro Notes, 9.25% (6 mo. GBP LIBOR + 7.91%), 04/27/2042(b)(d)	GBP	100,000	155,582
Nationwide Building Society, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88% (b)(c)	GBP	200,000	265,503
NGG Finance PLC, REGS, Unsec. Sub. Gtd. Euro Notes, 5.63% (12 yr. GBP Swap Rate + 3.48%), 06/18/2073(b)(d)	GBP	250,000	352,422
United Kingdom Gilt, REGS, Unsec. Bonds, 3.50%, 07/22/2068(b)	GBP	150,000	321,705
United Kingdom Gilt Inflation-Linked, REGS, Unsec. Bonds, 1.63%, 10/22/2028(b)	GBP	160,000	217,543
			1,686,140
United States–2.50%
CVS Health Corp., Sr. Unsec. Global Notes, 4.78%, 03/25/2038		214,000	215,466
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Euro Bonds, 3.33%, 03/24/2025	EUR	100,000	116,886
UGI International LLC, Sr. Unsec. Bonds, 3.25%, 11/01/2025(b)	EUR	100,000	117,888
Verizon Communications Inc., Sr. Unsec. Euro Notes, 2.88%, 01/15/2038	EUR	200,000	238,293
			688,533
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,165,481)			13,133,864
	Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–23.72%
Brazil–3.74%
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029		$424,000	$415,859
Suzano Austria GmbH, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2029(b)		200,000	210,300
Vale Overseas Ltd., Sr. Unsec. Unsub. Global Notes, 6.25%, 08/10/2026		375,000	403,594
			1,029,753
Canada–0.52%
Enbridge Inc., Series 16A, Unsec. Sub. Global Notes, 6.00% (3 mo. USD LIBOR + 3.89%), 01/15/2077(d)		150,000	144,068
Colombia–0.71%
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(b)		200,000	194,500
Finland–1.11%
Nordea Bank Abp, Sr. Unsec. Bonds, 3.75%, 08/30/2023(b)		307,000	306,705
France–0.91%
BPCE S.A., Sr. Unsec. Bonds, 4.00%, 09/12/2023(b)		250,000	249,647
Germany–0.93%
Landwirtschaftliche Rentenbank, Sr. Unsec. Gtd. Global Notes, 3.13%, 11/14/2023		250,000	255,910
Luxembourg–0.33%
Intelsat Jackson Holdings S.A., Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023		100,000	91,375
Mexico–0.63%
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R., Unsec. Sub. Notes, 8.88% (b)(c)		200,000	173,040
Oman–0.71%
Oztel Holdings SPC Ltd., Sr. Sec. Gtd. Bonds, 6.63%, 04/24/2028(b)		206,000	194,677
Russia–1.97%
Russian Federal Bond - OFZ, Series 6221, Unsec. Bonds, 7.70%, 03/23/2033	RUB	36,576,000	542,737
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

	Principal Amount		Value
South Africa–2.32%
Eskom Holdings SOC Ltd., Sr. Unsec. Gtd. Notes, 6.35%, 08/10/2028(b)		$200,000	$205,377
Sasol Financing USA LLC, Sr. Unsec. Gtd. Global Notes, 6.50%, 09/27/2028		410,000	433,677
			639,054
Switzerland–0.74%
Credit Suisse Group AG, Jr. Unsec. Sub. Bonds, 7.50% (b)(c)		200,000	204,167
United Kingdom–1.88%
HSBC Holdings PLC, Jr. Unsec. Sub. Global Bonds, 6.25% (c)		200,000	199,167
Iceland Bondco PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 4.63%, 03/15/2025(b)	GBP	100,000	117,280
Lloyds Banking Group PLC, Sr. Unsec. Global Bonds, 4.55%, 08/16/2028		200,000	200,994
			517,441
United States–6.20%
AbbVie, Inc., Sr. Unsec. Global Notes, 4.25%, 11/14/2028		88,000	87,727
American Express Co., Sr. Notes, 3.70%, 11/05/2021		288,000	292,736
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020		100,000	100,250
Energy Transfer Partners, L.P., Series B, Jr. Unsec. Sub. Global Notes, 6.63% (c)		131,000	116,947
Enterprise Products Operating LLC, Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88% (3 mo. USD LIBOR + 2.99%), 08/16/2077(d)		75,000	67,077
Halfmoon Parent, Inc., Sr. Sec. Notes, 4.38%, 10/15/2028(b)		161,000	165,635
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022		100,000	102,125
Morgan Stanley, Sr. Unsec. Floating Rate Notes, 3.94% (3 mo. USD LIBOR + 1.18%), 01/20/2022(d)		150,000	151,298
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13% (c)		355,000	318,692
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)		120,000	108,900
Principal Amount		Value
United States–(continued)
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(d)	$197,000	$196,203
		1,707,590
Zambia–1.02%
First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.50%, 04/01/2025(b)	300,000	282,375
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,560,670)		6,533,039
U.S. Treasury Securities–22.46%
U.S. Treasury Inflation — Indexed Bond–4.06%
1.00%, 02/15/2048	1,086,930(e)	1,118,116
U.S. Treasury Notes–18.40%
2.00%, 11/15/2026	1,992,377	2,026,177
2.25%, 02/15/2027	1,646,377	1,679,184
2.88%, 05/15/2028	1,339,634	1,360,597
		5,065,958
Total U.S. Treasury Securities (Cost $6,065,318)		6,184,074
Asset-Backed Securities–2.08%
United States–2.08%
COLT Mortgage Loan Trust, Series 2019-1, Class A1, Variable Rate Pass Through Ctfs., 3.71%, 03/25/2049(b)(f)	100,000	100,186
Galton Funding Mortgage Trust, Series 2018-2, Class A41, Variable Rate Pass Through Ctfs., 4.50%, 10/25/2058(b)(f)	231,394	235,650
Verus Securitization Trust, Series 2018-3, Class A-1, Pass Through Ctfs., 4.11%, 10/25/2058(b)(f)	237,388	236,462
Total Asset-Backed Securities (Cost $569,766)		572,298

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.29%
Freddie Mac Multifamily Securitization, Series K038, Class X1, IO, Variable Rate Pass Through Ctfs., 1.16%, 03/25/2024(f) (Cost $80,589)	1,612,943	79,374
Shares
Money Market Funds–2.04%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(g)	195,630	195,630
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(g)	142,861	142,889
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Shares		Value
Invesco Treasury Portfolio, Institutional Class, 2.29%(g)	223,578	$223,578
Total Money Market Funds (Cost $562,093)		562,097
TOTAL INVESTMENTS IN SECURITIES—98.29% (Cost $27,003,917)		27,064,746
OTHER ASSETS LESS LIABILITIES–1.71%		470,339
NET ASSETS–100.00%		$27,535,085
Investment Abbreviations:
AUD	– Australia Dollar
CAD	– Canadian Dollar
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
IDR	– Indonesia Rupiah
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japan Yen
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
REGS	– Regulation S
RUB	– Russian Ruble
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar
ZAR	– South African Rand
Notes toSchedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2019 was $10,515,636, which represented 38.19% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2019.
(e)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2019.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro BTP Italian Government Bonds	3	March-2019	$444,917	$1,711	$1,711
U.S. Treasury Ultra Bonds	24	March-2019	3,136,500	102,318	102,318
Japan 10 Year Bonds	1	March-2019	1,401,790	6,142	6,142
Subtotal—Long Futures Contracts				110,171	110,171
Short Futures Contracts
Interest Rate Risk
Euro-OAT	14	March-2019	(2,450,450)	(9,788)	(9,788)
Total Futures Contracts				$100,383	$100,383
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/20/2019	Barclays Bank PLC	USD	467,548	RUB	31,660,000	$13,898
03/20/2019	Goldman Sachs International	CHF	160,000	USD	162,163	584
03/20/2019	Goldman Sachs International	USD	74,367	AUD	103,608	994
03/20/2019	Goldman Sachs International	USD	1,161,174	BRL	4,392,915	39,876
03/20/2019	Goldman Sachs International	USD	627,086	CAD	839,716	12,705
03/20/2019	Goldman Sachs International	USD	2,006,438	EUR	1,759,977	15,675
03/20/2019	Goldman Sachs International	USD	1,973,458	GBP	1,540,000	51,001
03/20/2019	Goldman Sachs International	USD	505,997	HUF	144,053,359	17,586
03/20/2019	Goldman Sachs International	USD	9,715,772	JPY	1,078,062,458	217,115
03/20/2019	Goldman Sachs International	USD	346,217	KRW	391,000,000	5,626
03/20/2019	Goldman Sachs International	USD	163,315	MXN	3,330,000	9,690
03/20/2019	Goldman Sachs International	USD	1,204,078	NOK	10,338,532	24,225
03/20/2019	Goldman Sachs International	USD	1,728,364	PLN	6,500,000	20,125
03/20/2019	Goldman Sachs International	USD	480,109	RUB	32,230,000	10,005
03/20/2019	Goldman Sachs International	USD	106,038	SEK	957,819	192
03/20/2019	Goldman Sachs International	USD	48,297	TRY	275,161	3,586
03/20/2019	Goldman Sachs International	USD	810,543	ZAR	11,800,000	74,593
03/20/2019	State Street Bank & Trust Co.	EUR	1,280,000	GBP	1,144,012	16,625
03/20/2019	State Street Bank & Trust Co.	USD	1,451,982	PLN	5,450,000	14,059
Subtotal—Appreciation						548,160
Currency Risk
03/20/2019	Citibank, N.A.	CAD	660,000	USD	498,189	(4,674)
03/20/2019	Goldman Sachs International	EUR	3,020,000	USD	3,459,949	(9,861)
03/20/2019	Goldman Sachs International	GBP	1,571,735	USD	2,044,874	(21,303)
03/20/2019	Goldman Sachs International	HUF	141,000,000	USD	499,569	(12,916)
03/20/2019	Goldman Sachs International	IDR	4,298,145,000	USD	290,376	(15,628)
03/20/2019	Goldman Sachs International	INR	15,150,000	USD	208,247	(3,707)
03/20/2019	Goldman Sachs International	JPY	396,060,000	USD	3,545,316	(103,841)
03/20/2019	Goldman Sachs International	MXN	3,465,000	USD	167,324	(12,695)
03/20/2019	Goldman Sachs International	NOK	10,140,000	USD	1,171,759	(32,957)
03/20/2019	Goldman Sachs International	PLN	6,530,000	USD	1,720,420	(36,139)
03/20/2019	Goldman Sachs International	RUB	81,045,000	USD	1,197,650	(34,782)
03/20/2019	Goldman Sachs International	USD	557,990	ARS	21,650,000	(3,938)
03/20/2019	Goldman Sachs International	USD	172,186	CHF	170,000	(508)
03/20/2019	Goldman Sachs International	USD	3,939,097	EUR	3,417,026	(13,127)
03/20/2019	Goldman Sachs International	USD	620,465	GBP	470,000	(2,611)
03/20/2019	Goldman Sachs International	USD	828,973	RUB	54,500,000	(204)
03/20/2019	Goldman Sachs International	ZAR	18,927,588	USD	1,297,891	(121,897)
03/20/2019	State Street Bank & Trust Co.	PLN	6,500,000	USD	1,743,311	(5,178)
03/20/2019	State Street Bank & Trust Co.	ZAR	11,800,000	USD	815,411	(69,725)
Subtotal—Depreciation						(505,691)
Total Forward Foreign Currency Contracts						$42,469
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Abbreviations:
USD	—U.S. Dollar
AUD	—Australia Dollar
CAD	—Canadian Dollar
MXN	—Mexican Peso
ARS	—Argentina Peso
GBP	—British Pound Sterling
JPY	—Japan Yen
INR	—Indian Rupee
KRW	—South Korean Won
EUR	—Euro
CHF	—Swiss Franc
HUF	—Hungary Forint
NOK	—Norway Krone
SEK	—Sweden Krona
ZAR	—South African Rand
BRL	—Brazilian Real
IDR	—Indonesia Rupiah
TRY	—Turkish Lira
PLN	—Poland Zloty
RUB	—Russian Ruble
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices thaninstitutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/
asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/
or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
Invesco World Bond Fund

B.
Securities Transactions and Investment Income — (continued)
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the
Statement of Operations, even though investors do not receive their principal until maturity.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk
Invesco World Bond Fund

G.
Futures Contracts — (continued)
and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as
Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of
Assets and Liabilities.
H.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$13,133,864	$—	$13,133,864
U.S. Dollar Denominated Bonds & Notes	—	6,533,039	—	6,533,039
U.S. Treasury Securities	—	6,184,074	—	6,184,074
Asset-Backed Securities	—	572,298	—	572,298
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	79,374	—	79,374
Money Market Funds	562,097	—	—	562,097
Total Investments in Securities	562,097	26,502,649	—	27,064,746
Other Investments - Assets*
Futures Contracts	110,171	—	—	110,171
Forward Foreign Currency Contracts	—	548,160	—	548,160
	110,171	548,160	—	658,331
Other Investments - Liabilities*
Futures Contracts	(9,788)	—	—	(9,788)
Forward Foreign Currency Contracts	—	(505,691)	—	(505,691)
	(9,788)	(505,691)	—	(515,479)
Total Other Investments	100,383	42,469	—	142,852
Total Investments	$662,480	$26,545,118	$—	$27,207,598
*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
Invesco World Bond Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$110,171	$110,171
Unrealized appreciation on forward foreign currency contracts outstanding	548,160	-	548,160
Total Derivative Assets	548,160	110,171	658,331
Derivatives not subject to master netting agreements	-	(110,171)	(110,171)
Total Derivative Assets subject to master netting agreements	$548,160	$-	$548,160
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$-	$(9,788)	$(9,788)
Unrealized depreciation on forward foreign currency contracts outstanding	(505,691)	-	(505,691)
Total Derivative Liabilities	(505,691)	(9,788)	(515,479)
Derivatives not subject to master netting agreements	-	9,788	9,788
Total Derivative Liabilities subject to master netting agreements	$(505,691)	$-	$(505,691)
Effect of Derivative Investments for the three months ended January 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(171,122)	$(171,122)
Futures contracts	-	83,043	83,043
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	27,222	-	27,222
Futures contracts	-	47,020	47,020
Total	$27,222	$(41,059)	$(13,837)
The table below summarizes the average notional values of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$43,056,452	$6,218,807
Invesco World Bond Fund

Item 2. Controls and Procedures.

(a)

As of March 26, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 26, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	April 1, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.